UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

Item 1.	Schedule of Investments.

The attached March 31, 2009 Form N-Q filing is being amended from the Form N-Q which was originally filed on May 29, 2009, in order to correct the Tax Cost of Securities, the Tax Unrealized Appreciation, and the Net Tax Unrealized Appreciation/(Depreciation) for the Growth Portfolio in Note 3, Federal Income Taxes.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments – March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.29%
	AllianceBernstein L.P. — 39.11%
	Aerospace & Defense — 0.21%
18,900	Northrop Grumman Corp.	$825

	Agricultural Products — 1.69%
114,800	Archer-Daniels-Midland Co.	3,189
58,900	Bunge Ltd.	3,337

		6,526

	Apparel Retail — 1.37%
37,748	Limited Brands, Inc.	328
162,880	The Gap, Inc.	2,116
110,400	The TJX Co., Inc.	2,831

		5,275

	Auto Parts & Equipment — 0.16%
32,800	Autoliv, Inc.	609

	Automobile Manufacturers — 0.33%
20,300	Toyota Motor Corp. - Sponsored ADR	1,285

	Biotechnology — 0.49%
38,200	Amgen, Inc. (a)	1,892

	Broadcasting — 0.26%
257,800	CBS Corp., Class - B	990

	Cable & Satellite — 1.13%
213,000	Comcast Corp., Class - A	2,905
57,711	Time Warner Cable, Inc.	1,431

		4,336

	Communications Equipment — 2.37%
87,012	Corning, Inc.	1,155
617,800	Motorola, Inc.	2,613
332,600	Nokia Corp. - Sponsored ADR	3,882
183,100	Telefonaktiebolaget LM Ericsson - Sponsored ADR	1,481

		9,131

	Consumer Finance — 0.23%
72,000	Capital One Financial Corp.	881

	Department Stores — 0.58%
64,425	J.C. Penney Co., Inc.	1,293
103,500	Macy’s, Inc.	921

		2,214

	Diversified Capital Markets — 0.40%
38,100	Deutsche Bank AG - Registered	1,549

	Diversified Chemicals — 0.22%
31,900	Eastman Chemical Co.	855

	Electrical Components & Equipment — 0.40%
58,800	Cooper Industries Ltd., Class - A	1,520

	Food Retail — 0.70%
132,600	Safeway, Inc.	2,677

	Health Care Distributors — 0.69%
84,300	Cardinal Health, Inc.	2,654

	Home Improvement Retail — 1.25%
90,500	Lowe’s Cos., Inc.	1,652
134,100	The Home Depot, Inc.	3,159

		4,811

	Independent Power Producers & Energy Traders — 0.11%
132,700	Reliant Energy, Inc. (a)	423

	Integrated Oil & Gas — 5.63%
28,500	BP PLC - Sponsored ADR	1,143
102,900	Chevron Corp.	6,919
80,600	ConocoPhillips	3,156
91,500	Exxon Mobil Corp.	6,231
36,200	Occidental Petroleum Corp.	2,014
49,925	Royal Dutch Shell PLC - ADR	2,212

		21,675

	Integrated Telecommunication Services — 1.61%
246,500	AT&T, Inc.	6,212

	Investment Banking & Brokerage — 1.53%
127,400	Morgan Stanley	2,901
28,300	The Goldman Sachs Group, Inc.	3,000

		5,901

	Life & Health Insurance — 1.60%
57,400	Lincoln National Corp.	384
190,300	MetLife, Inc.	4,333
76,000	Prudential Financial, Inc.	1,446

		6,163

	Movies & Entertainment — 2.04%
496,500	News Corp., Class - A	3,287
184,100	Time Warner, Inc.	3,553
59,100	Viacom, Inc., Class - B (a)	1,027

		7,867

	Multi-line Insurance — 0.13%
64,700	The Hartford Financial Services Group, Inc.	508

	Oil & Gas Exploration & Production — 1.96%
44,500	Apache Corp.	2,852
70,000	Devon Energy Corp.	3,128
28,900	EOG Resources, Inc.	1,583

		7,563

	Other Diversified Financial Services — 0.67%
97,200	JPMorgan Chase & Co.	2,584

	Packaged Foods & Meats — 0.30%
123,904	Tyson Foods, Inc., Class - A	1,163

	Pharmaceuticals — 6.16%
61,700	Bristol-Myers Squibb Co.	1,352
20,400	Eli Lilly & Co.	682
40,200	GlaxoSmithKline PLC - Sponsored ADR	1,249
243,200	Merck & Co., Inc.	6,506
474,700	Pfizer, Inc.	6,465
42,200	Sanofi-Aventis - ADR	1,179
165,300	Schering-Plough Corp.	3,893
56,100	Wyeth	2,414

		23,740

	Property & Casualty Insurance — 1.80%
18,000	ACE Ltd.	727
162,200	The Allstate Corp.	3,106
75,875	The Travelers Cos., Inc.	3,084

		6,917

	Semiconductors — 1.01%
394,200	NVIDIA Corp. (a)	3,887

	Systems Software — 0.58%
148,500	Symantec Corp. (a)	2,219

	Tobacco — 1.15%
141,900	Altria Group, Inc.	2,273

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Tobacco (continued)
60,800	Philip Morris International, Inc.	$2,163

		4,436

	Wireless Telecommunication Services — 0.35%
375,000	Sprint Nextel Corp. (a)	1,339

	Total AllianceBernstein L.P.	150,627

	Institutional Capital, LLC — 22.37%
	Advertising — 0.24%
40,188	Omnicom Group, Inc.	940

	Aerospace & Defense — 1.19%
86,621	Honeywell International, Inc.	2,413
31,650	Lockheed Martin Corp.	2,185

		4,598

	Asset Management & Custody Banks — 0.80%
109,473	Bank of New York Mellon Corp.	3,093

	Brewers — 0.30%
33,430	Molson Coors Brewing Co., Class - B	1,146

	Communications Equipment — 1.26%
185,685	Cisco Systems, Inc. (a)	3,114
44,790	Qualcomm, Inc.	1,743

		4,857

	Computer Hardware — 0.79%
95,372	Hewlett-Packard Co.	3,058

	Diversified Banks — 0.39%
105,730	Wells Fargo & Co.	1,506

	Diversified Chemicals — 0.84%
145,620	E.I. du Pont de Nemours & Co.	3,252

	Drug Retail — 0.99%
138,703	CVS Caremark Corp.	3,813

	Electric Utilities — 0.12%
6,600	Entergy Corp.	449

	General Merchandise Stores — 0.51%
56,595	Target Corp.	1,946

	Gold — 0.51%
44,090	Newmont Mining Corp.	1,973

	Health Care Equipment — 0.57%
47,600	Covidien Ltd.	1,582
20,620	Medtronic, Inc.	608

		2,190

	Home Improvement Retail — 0.70%
147,310	Lowe’s Cos., Inc.	2,688

	Integrated Oil & Gas — 2.24%
12,537	Exxon Mobil Corp.	854
77,850	Marathon Oil Corp.	2,047
58,104	Occidental Petroleum Corp.	3,233
50,930	Total SA - ADR	2,498

		8,632

	Integrated Telecommunication Services — 0.32%
61,850	BCE, Inc.	1,231

	IT Consulting & Other Services — 0.13%
17,780	Accenture Ltd., Class - A	489

	Movies & Entertainment — 0.64%
141,558	Viacom, Inc., Class - B (a)	2,460

	Oil & Gas Equipment & Services — 0.59%
79,576	Baker Hughes, Inc.	2,272

	Other Diversified Financial Services — 1.05%
151,381	JPMorgan Chase & Co.	4,024

	Personal Products — 0.16%
31,862	Avon Products, Inc.	613

	Pharmaceuticals — 3.60%
35,189	Johnson & Johnson, Inc.	1,851
71,960	Novartis AG - ADR	2,722
164,800	Pfizer, Inc.	2,245
148,254	Schering-Plough Corp.	3,491
82,407	Wyeth	3,547

		13,856

	Property & Casualty Insurance — 0.65%
62,398	ACE Ltd.	2,521

	Railroads — 0.60%
89,810	CSX Corp.	2,321

	Semiconductor Equipment — 0.06%
13,400	ASML Holding N.V.	235

	Semiconductors — 0.99%
126,950	Intel Corp.	1,911
116,263	Texas Instruments, Inc.	1,919

		3,830

	Soft Drinks — 1.65%
60,866	PepsiCo, Inc.	3,133
73,030	The Coca Cola Co.	3,210

		6,343

	Wireless Telecommunication Services — 0.48%
105,050	Vodafone Group PLC - Sponsored ADR	1,830

	Total Institutional Capital, LLC	86,166

	SSgA Funds Management, Inc. — 34.81%
	Advertising — 0.01%
250	Clear Channel Outdoor Holdings, Inc., Class - A (a)	1
1,836	Interpublic Group of Cos., Inc. (a)	7
885	Omnicom Group, Inc.	21

		29

	Aerospace & Defense — 0.59%
691	Alliant Techsystems, Inc. (a)	46
170	BE Aerospace, Inc. (a)	2
14,803	General Dynamics Corp.	616
1,711	ITT Corp.	66
1,003	L-3 Communications Holdings, Inc.	68
9,450	Northrop Grumman Corp.	413
9,563	Raytheon Co.	372
3,431	Spirit Aerosystems Holdings, Inc., Class - A (a)	34

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
15,528	United Technologies Corp.	$667

		2,284

	Agricultural Products — 0.25%
23,864	Archer-Daniels-Midland Co.	663
4,538	Bunge Ltd.	257
2,544	Corn Products International, Inc.	54

		974

	Air Freight & Logistics — 0.13%
11,507	FedEx Corp.	512
250	UTi Worldwide, Inc.	3

		515

	Airlines — 0.09%
5,100	AMR Corp. (a)	16
4,801	Continental Airlines, Inc., Class - B (a)	42
250	Copa Holdings SA, Class - A	7
17,174	Delta Air Lines, Inc. (a)	97
27,580	Southwest Airlines Co.	175

		337

	Aluminum — 0.02%
8,470	Alcoa, Inc.	62
465	Century Aluminum Co. (a)	1

		63

	Apparel Retail — 0.06%
2,166	American Eagle Outfitters, Inc.	27
986	AnnTaylor Stores Corp. (a)	5
5,936	Foot Locker, Inc.	62
3,823	Limited Brands, Inc.	33
9,296	The Gap, Inc.	121

		248

	Apparel, Accessories & Luxury — 0.05%
2,367	Jones Apparel Group, Inc.	10
2,571	Liz Claiborne, Inc.	6
200	Phillips-Van Heusen Corp.	5
3,307	V.F. Corp.	189

		210

	Application Software — 0.07%
4,363	Amdocs Ltd. (a)	81
8,630	Cadence Design Systems, Inc. (a)	36
4,200	Compuware Corp. (a)	28
5,403	Synopsys, Inc. (a)	112

		257

	Asset Management & Custody Banks — 0.49%
4,780	Allied Capital Corp.	8
7,542	American Capital Ltd.	14
8,405	Ameriprise Financial, Inc.	172
42,348	Bank of New York Mellon Corp.	1,196
137	BlackRock, Inc., Class - A	18
2,721	Franklin Resources, Inc.	147
12,785	Invesco Ltd.	177
253	Janus Capital Group, Inc.	2
5,377	Legg Mason, Inc.	85
852	Northern Trust Corp.	51

		1,870

	Auto Parts & Equipment — 0.08%
2,872	Autoliv, Inc.	53
370	BorgWarner, Inc.	8
607	Federal-Mogul Corp., Class - A (a)	4
18,880	Johnson Controls, Inc.	227
1,608	TRW Automotive Holdings Corp. (a)	5

		297

	Automobile Manufacturers — 0.07%
87,306	Ford Motor Co. (a)	230
20,284	General Motors Corp.	39
1,127	Thor Industries, Inc.	18

		287

	Automotive Retail — 0.05%
4,462	AutoNation, Inc. (a)	62
3,028	O’Reilly Automotive, Inc. (a)	106
1,756	Penske Automotive Group, Inc.	16

		184

	Biotechnology — 0.49%
37,945	Amgen, Inc. (a)	1,879

	Brewers — 0.04%
4,191	Molson Coors Brewing Co., Class - B	144

	Broadcasting — 0.06%
22,370	CBS Corp., Class - B	86
10,207	Discovery Communications, Inc., Class - C (a)	149
469	Hearst - Argyle Television, Inc.	2

		237

	Building Products — 0.03%
545	Armstrong World Industries, Inc. (a)	6
12,827	Masco Corp.	90
2,745	Owens Corning (a)	25
839	USG Corp. (a)	6

		127

	Cable & Satellite — 0.38%
8,406	Cablevision Systems Corp., Class - A	109
73,480	Comcast Corp., Class - A	1,002
5,128	Liberty Global, Inc., Class - A (a)	75
3,040	Scripps Networks Interactive, Inc., Class - A	68
6,570	Time Warner Cable, Inc.	163
11,397	Virgin Media, Inc.	55

		1,472

	Casinos & Gaming — 0.00%
1,318	Boyd Gaming Corp.	5
170	MGM Mirage, Inc. (a)	—

		5

	Catalog Retail — 0.02%
953	HSN, Inc. (a)	5
20,454	Liberty Media Corp. - Interactive, Class A (a)	59

		64

	Commercial Printing — 0.02%
8,218	R.R. Donnelley & Sons Co.	60

	Commodity Chemicals — 0.00%
527	Celanese Corp., Series - A	7

	Communications Equipment — 0.13%
3,143	ADC Telecommunications, Inc. (a)	14
10,798	Brocade Communications Systems, Inc. (a)	37
1,568	EchoStar Corp., Class - A (a)	23
2,572	JDS Uniphase Corp. (a)	9
83,853	Motorola, Inc.	355

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
15,547	Tellabs, Inc. (a)	$71

		509

	Computer & Electronics Retail — 0.01%
5,109	RadioShack Corp.	44

	Computer Hardware — 0.07%
259	Diebold, Inc.	6
424	NCR Corp. (a)	3
26,765	Sun Microsystems, Inc. (a)	196
3,520	Teradata Corp. (a)	57

		262

	Computer Storage & Peripherals — 0.13%
23,414	EMC Corp. (a)	267
2,772	Lexmark International, Inc. (a)	47
4,389	QLogic Corp. (a)	49
6,922	SanDisk Corp. (a)	87
8,892	Seagate Technology	53

		503

	Construction & Engineering — 0.04%
317	AECOM Technology Corp. (a)	8
1,408	KBR, Inc.	20
1,778	Quanta Services, Inc. (a)	38
2,675	URS Corp. (a)	108

		174

	Construction & Farm Machinery — 0.02%
939	AGCO Corp. (a)	18
375	Oshkosh Corp.	3
3,329	Terex Corp. (a)	31
2,944	Trinity Industries, Inc.	27

		79

	Construction Materials — 0.05%
116	Martin Marietta Materials, Inc.	9
3,963	Vulcan Materials Co.	176

		185

	Consumer Electronics — 0.00%
370	Harman International Industries, Inc.	5

	Consumer Finance — 0.11%
6,239	American Express Co.	85
4,599	AmeriCredit Corp. (a)	27
14,124	Capital One Financial Corp.	173
18,167	Discover Financial Services	115
2,077	SLM Corp. (a)	10
138	The Student Loan Corp.	6

		416

	Data Processing & Outsourced Services — 0.15%
2,463	Affiliated Computer Services, Inc., Class - A (a)	118
5,516	Computer Sciences Corp. (a)	203
4,408	Convergys Corp. (a)	35
232	DST Systems, Inc. (a)	8
5,772	Fidelity National Information Services, Inc.	105
2,961	Lender Processing Services, Inc.	91
1	Metavante Technologies, Inc. (a)	—

		560

	Department Stores — 0.14%
8,405	J.C. Penney Co., Inc.	169
2,791	Kohl’s Corp. (a)	118
15,954	Macy’s, Inc.	142
3,848	Saks, Inc. (a)	7
2,171	Sears Holding Corp. (a)	99

		535

	Distillers & Vintners — 0.03%
956	Brown-Forman Corp., Class - B	37
6,580	Constellation Brands, Inc., Class - A (a)	78

		115

	Distributors — 0.05%
6,140	Genuine Parts Co.	183

	Diversified Banks — 0.85%
5,305	Comerica, Inc.	97
64,435	U.S. Bancorp	942
156,675	Wells Fargo & Co.	2,231

		3,270

	Diversified Chemicals — 0.38%
2,848	Ashland, Inc.	30
2,306	Cabot Corp.	24
33,365	E.I. du Pont de Nemours & Co.	745
2,892	Eastman Chemical Co.	78
1,662	FMC Corp.	72
3,915	Huntsman Corp.	12
5,456	PPG Industries, Inc.	201
34,788	The Dow Chemical Co.	293

		1,455

	Diversified Metals & Mining — 0.15%
15,213	Freeport-McMoRan Copper & Gold, Inc., Class - B	580
1,857	Titanium Metals Corp.	10

		590

	Diversified Real Estate Activities — 0.00%
617	The St. Joe Co. (a)	10

	Diversified REITs — 0.06%
3,391	Liberty Property Trust	64
4,917	Vornado Realty Trust	164

		228

	Diversified Support Services — 0.03%
4,913	Cintas Corp.	121

	Drug Retail — 0.19%
24,364	CVS Caremark Corp.	670
12,163	Rite Aid Corp. (a)	4
2,949	Walgreen Co.	77

		751

	Education Services — 0.02%
3,516	Career Education Corp. (a)	84

	Electric Utilities — 1.34%
14,922	American Electric Power, Inc.	377
3,751	DPL, Inc.	85
46,887	Duke Energy Corp.	671
12,199	Edison International	351
2,088	Entergy Corp.	142
12,196	Exelon Corp.	554
11,299	FirstEnergy Corp.	436
15,195	FPL Group, Inc.	771
4,616	Great Plains Energy, Inc.	62
3,090	Hawaiian Electric Industries, Inc.	42
6,628	Northeast Utilities	143
6,023	NV Energy, Inc.	57
8,302	Pepco Holdings, Inc.	104
3,815	Pinnacle West Capital Corp.	101
10,424	Progress Energy, Inc.	378

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electric Utilities (continued)
2,700	Progress Energy, Inc. - CVO (a)(b)	$—
28,508	The Southern Co.	873

		5,147

	Electrical Components & Equipment — 0.03%
1,676	Cooper Industries Ltd., Class - A	43
1,174	Hubbell, Inc., Class - B	32
1,889	Thomas & Betts Corp. (a)	47

		122

	Electronic Components — 0.01%
1,206	AVX Corp.	11
6,987	Vishay Intertechnology, Inc. (a)	24

		35

	Electronic Manufacturing Services — 0.07%
4,016	Jabil Circuit, Inc.	22
3,798	Molex, Inc.	52
17,973	Tyco Electronics Ltd.	199

		273

	Environmental & Facilities Services — 0.12%
6,887	Republic Services, Inc., Class - A	118
13,098	Waste Management, Inc.	335

		453

	Fertilizers & Agricultural Chemicals — 0.00%
375	Intrepid Potash, Inc. (a)	7
258	The Scotts Miracle-Gro Co.	9

		16

	Food Retail — 0.19%
13,753	Kroger Co.	292
16,287	Safeway, Inc.	329
8,017	SUPERVALU, Inc.	114

		735

	Forest Products — 0.06%
7,960	Weyerhaeuser Co.	219

	Gas Utilities — 0.16%
2,649	AGL Resources, Inc.	70
3,456	Atmos Energy Corp.	80
2,001	Energen Corp.	58
3,096	National Fuel Gas Co.	95
3,673	ONEOK, Inc.	83
4,116	Questar Corp.	121
4,089	UGI Corp.	97

		604

	General Merchandise Stores — 0.06%
4,840	Family Dollar Stores, Inc.	161
2,197	Target Corp.	76

		237

	Health Care Distributors — 0.10%
4,842	AmerisourceBergen Corp.	158
3,425	Cardinal Health, Inc.	108
142	Henry Schein, Inc. (a)	6
2,977	McKesson Corp.	104

		376

	Health Care Equipment — 0.38%
490	Beckman Coulter, Inc.	25
51,948	Boston Scientific Corp. (a)	413
18,602	Covidien Ltd.	618
2,011	Hill-Rom Holdings, Inc.	20
5,012	Hologic, Inc. (a)	65
5,183	Hospira, Inc. (a)	160
1,527	Teleflex, Inc.	60
2,902	Zimmer Holdings, Inc. (a)	106

		1,467

	Health Care Facilities — 0.04%
1,072	Brookdale Senior Living, Inc.	5
2,491	Community Health Systems, Inc. (a)	38
2,207	Health Management Associates, Inc., Class - A (a)	6
2,151	LifePoint Hospitals, Inc. (a)	45
5,926	Tenet Healthcare Corp. (a)	7
1,850	Universal Health Services, Inc., Class - B	71

		172

	Health Care Services — 0.05%
723	DaVita, Inc. (a)	32
170	Lincare Holdings, Inc. (a)	4
142	MEDNAX, Inc. (a)	4
3,749	Omnicare, Inc.	92
949	Quest Diagnostics, Inc.	45

		177

	Health Care Supplies — 0.02%
1,368	Inverness Medical Innovations, Inc. (a)	37
1,592	The Cooper Cos., Inc.	42

		79

	Health Care Technology — 0.02%
2,969	HLTH Corp. (a)	31
4,908	IMS Health, Inc.	61

		92

	Home Furnishings — 0.04%
6,114	Leggett & Platt, Inc.	80
2,217	Mohawk Industries, Inc. (a)	66

		146

	Home Improvement Retail — 0.63%
62,720	Home Depot, Inc.	1,478
51,421	Lowe’s Cos., Inc.	938

		2,416

	Homebuilding — 0.12%
4,076	Centex Corp.	31
12,007	D.R. Horton, Inc.	117
2,677	KB HOME	35
4,558	Lennar Corp.	34
1,230	M.D.C. Holdings, Inc.	38
133	NVR, Inc. (a)	57
5,631	Pulte Homes, Inc.	62
5,033	Toll Brothers, Inc. (a)	91

		465

	Homefurnishing Retail — 0.02%
1,510	Bed Bath & Beyond, Inc. (a)	37
2,961	Williams-Sonoma, Inc.	30

		67

	Hotels, Resorts & Cruise Lines — 0.09%
12,969	Carnival Corp.	280
561	Choice Hotels International, Inc.	14
953	Interval Leisure Group, Inc. (a)	5
170	Orient-Express Hotels Ltd., Class - A	1
5,002	Royal Caribbean Cruises Ltd.	40

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hotels, Resorts & Cruise Lines (continued)
6,314	Wyndham Worldwide Corp.	$27

		367

	Household Appliances — 0.08%
2,433	Black & Decker Corp.	77
2,011	Snap-on, Inc.	50
3,038	The Stanley Works	88
2,695	Whirlpool Corp.	80

		295

	Household Products — 1.02%
9,221	Kimberly-Clark Corp.	425
70,328	Procter & Gamble Co.	3,312
3,601	The Clorox Co.	185

		3,922

	Housewares & Specialties — 0.06%
5,814	Fortune Brands, Inc.	143
2,445	Jarden Corp. (a)	31
10,736	Newell Rubbermaid, Inc.	68

		242

	Human Resource & Employment Services — 0.02%
2,774	Manpower, Inc.	87

	Hypermarkets & Super Centers — 0.24%
2,343	BJ’s Wholesale Club, Inc. (a)	75
16,057	Wal-Mart Stores, Inc.	836

		911

	Independent Power Producers & Energy Traders — 0.05%
419	Constellation Energy Group, Inc.	9
17,877	Dynegy, Inc., Class - A (a)	25
1,992	Mirant Corp. (a)	23
5,619	NRG Energy, Inc. (a)	99
11,937	Reliant Energy, Inc. (a)	38

		194

	Industrial Conglomerates — 1.03%
1,851	Carlisle Cos., Inc.	36
390,360	General Electric Co.	3,947

		3,983

	Industrial Machinery — 0.33%
1,977	Crane Co.	33
2,865	Danaher Corp.	155
961	Dover Corp.	25
3,398	Eaton Corp.	125
1,098	Flowserve Corp.	62
1,820	Gardner Denver, Inc. (a)	40
259	IDEX Corp.	6
16,552	Illinois Tool Works, Inc.	511
9,777	Ingersoll-Rand Co., Ltd., Class - A	135
2,025	Kennametal, Inc.	33
407	Lincoln Electric Holdings, Inc.	13
3,823	Pentair, Inc.	83
2,832	The Timken Co.	39

		1,260

	Industrial REITs — 0.03%
3,440	AMB Property Corp.	50
10,080	ProLogis	65

		115

	Insurance Brokers — 0.24%
10,357	Aon Corp.	423
3,237	Arthur J. Gallagher & Co.	55
3,475	Brown & Brown, Inc.	66
18,996	Marsh & McLennan Cos., Inc.	384

		928

	Integrated Oil & Gas — 4.76%
76,764	Chevron Corp.	5,162
57,259	ConocoPhillips	2,242
150,586	Exxon Mobil Corp.	10,255
26,331	Marathon Oil Corp.	692

		18,351

	Integrated Telecommunication Services — 2.38%
220,624	AT&T, Inc.	5,560
3,855	CenturyTel, Inc.	108
2,781	Embarq Corp.	105
27	FairPoint Communications, Inc.	—
8,659	Frontier Communications Corp.	62
26,774	Qwest Communications International, Inc.	92
105,784	Verizon Communications, Inc.	3,195
7,809	Windstream Corp.	63

		9,185

	Internet Retail — 0.02%
7,165	Expedia, Inc. (a)	65
953	Ticketmaster Entertainment, Inc. (a)	4

		69

	Internet Software & Services — 0.01%
2,669	IAC/InterActiveCorp. (a)	41

	Investment Banking & Brokerage — 0.66%
15,898	E*TRADE Group, Inc. (a)	20
14,712	Goldman Sachs Group, Inc.	1,560
4,966	Jefferies Group, Inc.	68
1,367	MF Global Ltd. (a)	6
36,747	Morgan Stanley	837
3,351	Raymond James Financial, Inc.	66

		2,557

	IT Consulting & Other Services — 0.03%
6,417	SAIC, Inc. (a)	120
5,476	Unisys Corp. (a)	3

		123

	Leisure Facilities — 0.01%
1,144	International Speedway Corp., Class - A	25

	Leisure Products — 0.06%
2,453	Hasbro, Inc.	61
13,670	Mattel, Inc.	158

		219

	Life & Health Insurance — 0.23%
4,902	Conseco, Inc. (a)	5
9,788	Lincoln National Corp.	65
18,751	MetLife, Inc.	427
9,862	Principal Financial Group, Inc.	81
1,896	Protective Life Corp.	10
1,708	StanCorp Financial Group, Inc.	39
3,256	Torchmark Corp.	85
13,124	Unum Corp.	164

		876

	Life Sciences Tools & Services — 0.13%
1,300	Charles River Laboratories International, Inc. (a)	35
2,313	Life Technologies Corp. (a)	75
2,333	PerkinElmer, Inc.	30

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Life Sciences Tools & Services (continued)
10,253	Thermo Electron Corp. (a)	$366

		506

	Managed Health Care — 0.45%
6,528	Aetna, Inc.	159
9,134	CIGNA Corp.	161
4,214	Coventry Health Care, Inc. (a)	54
3,915	Health Net, Inc. (a)	57
2,791	Humana, Inc. (a)	73
28,828	UnitedHealth Group, Inc.	603
16,594	WellPoint, Inc. (a)	630

		1,737

	Marine — 0.01%
1,494	Alexander & Baldwin, Inc.	28

	Metal & Glass Containers — 0.09%
1,921	AptarGroup, Inc.	60
3,162	Ball Corp.	137
4,557	Owens - Illinois, Inc. (a)	66
4,578	Pactiv Corp. (a)	67

		330

	Mortgage REITs — 0.08%
20,118	Annaly Capital Management, Inc.	279
3,955	iStar Financial, Inc.	11

		290

	Motorcycle Manufacturers — 0.00%
643	Harley-Davidson, Inc.	9

	Movies & Entertainment — 0.60%
374	Ascent Media Corp., Class - A (a)	9
2,976	Liberty Media Corp. - Capital, Series A (a)	21
51,632	News Corp., Class - A	342
2,893	Regal Entertainment Group, Class - A	39
62,311	The Walt Disney Co.	1,132
39,245	Time Warner, Inc.	757
1,395	Viacom, Inc., Class - B (a)	24
1,304	Warner Music Group Corp. (a)	3

		2,327

	Multi-line Insurance — 0.20%
2,784	American Financial Group, Inc.	45
83,524	American International Group, Inc.	83
507	American National Insurance Co.	27
4,470	Assurant, Inc.	97
14,526	Genworth Financial, Inc., Class - A	28
4,325	HCC Insurance Holdings, Inc.	109
11,751	Loews Corp.	260
11,896	The Hartford Financial Services Group, Inc.	93
1,587	Unitrin, Inc.	22

		764

	Multi-Sector Holdings — 0.03%
6,757	Leucadia National Corp. (a)	101

	Multi-Utilities — 1.01%
4,196	Alliant Energy Corp.	104
7,809	Ameren Corp.	181
4,992	CenterPoint Energy, Inc.	52
8,668	CMS Energy Corp.	103
9,995	Consolidated Edison, Inc.	396
21,437	Dominion Resources, Inc.	664
6,181	DTE Energy Co.	171
2,902	Integrys Energy Group, Inc.	76
6,943	MDU Resources Group, Inc.	112
9,718	NiSource, Inc.	95
4,035	NSTAR	129
3,589	OGE Energy Corp.	86
13,362	PG&E Corp.	511
4,398	SCANA Corp.	136
9,340	Sempra Energy	432
7,472	TECO Energy, Inc.	83
3,100	Vectren Corp.	65
4,407	Wisconsin Energy Corp.	181
17,025	Xcel Energy, Inc.	317

		3,894

	Office Electronics — 0.04%
33,758	Xerox Corp.	154

	Office REITs — 0.10%
1,139	Alexandria Real Estate Equities, Inc.	41
4,476	Boston Properties, Inc.	157
2,416	Brandywine Realty Trust	7
839	Digital Realty Trust, Inc.	28
4,037	Douglas Emmett, Inc.	30
4,837	Duke Realty Corp.	27
8,158	HRPT Properties Trust	26
1,235	Kilroy Realty Corp.	21
2,189	Mack-Cali Realty Corp.	43
2,086	SL Green Realty Corp.	23

		403

	Office Services & Supplies — 0.03%
4,131	Avery Dennison Corp.	92
556	Pitney Bowes, Inc.	13
1,637	Steelcase, Inc., Class - A	8

		113

	Oil & Gas Drilling — 0.07%
232	ENSCO International, Inc.	6
3,733	Helmerich & Payne, Inc.	85
2,529	Hercules Offshore, Inc. (a)	4
8,576	Nabors Industries Ltd. (a)	86
2,267	Patterson-UTI Energy, Inc.	20
1,684	Pride International, Inc. (a)	30
2,646	Rowan Cos., Inc.	32
290	Unit Corp. (a)	6

		269

	Oil & Gas Equipment & Services — 0.07%
11,212	BJ Services Co.	112
2,163	Exterran Holdings, Inc. (a)	35
1,143	Global Industries Ltd. (a)	4
3,502	Helix Energy Solutions Group, Inc. (a)	18
2,759	Key Energy Services, Inc. (a)	8
353	Oil States International, Inc. (a)	5
691	SEACOR Holdings, Inc. (a)	40
1,765	Tidewater, Inc.	65

		287

	Oil & Gas Exploration & Production — 1.00%
17,269	Anadarko Petroleum Corp.	672
12,387	Apache Corp.	794
2,200	Cabot Oil & Gas Corp.	52
13,684	Chesapeake Energy Corp.	233
2,832	Cimarex Energy Co.	52
16,530	Devon Energy Corp.	739
1,398	Encore Acquisition Co. (a)	32
2,264	EOG Resources, Inc.	124
3,348	Forest Oil Corp. (a)	44
585	Mariner Energy, Inc. (a)	5

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Exploration & Production (continued)
4,671	Newfield Exploration Co. (a)	$106
6,019	Noble Energy, Inc.	324
559	Petrohawk Energy Corp. (a)	11
4,638	Pioneer Natural Resources Co.	76
265	Plains Exploration & Production Co. (a)	5
1,356	St. Mary Land & Exploration Co.	18
18,172	XTO Energy, Inc.	556

		3,843

	Oil & Gas Refining & Marketing — 0.12%
1,808	Sunoco, Inc.	48
3,826	Tesoro Corp.	51
19,719	Valero Energy Corp.	353

		452

	Oil & Gas Storage & Transportation — 0.15%
20,831	El Paso Corp.	130
782	Overseas Shipholding Group, Inc.	18
4,291	Southern Union Co.	65
23,693	Spectra Energy Corp.	335
1,534	Teekay Corp.	22

		570

	Other Diversified Financial Services — 1.50%
235,150	Bank of America Corp.	1,604
202,211	Citigroup, Inc.	511
137,437	JPMorgan Chase & Co.	3,653

		5,768

	Packaged Foods & Meats — 0.86%
3,944	Campbell Soup Co.	108
16,921	ConAgra Foods, Inc.	286
1,175	Dean Foods Co. (a)	21
7,564	Del Monte Foods Co.	55
11,390	General Mills, Inc.	568
5,322	H.J. Heinz Co.	176
2,722	Hormel Foods Corp.	86
4,009	Kellogg Co.	147
54,652	Kraft Foods, Inc.	1,218
2,708	McCormick & Co., Inc.	80
26,515	Sara Lee Corp.	214
3,848	Smithfield Foods, Inc. (a)	36
2,919	The Hershey Co.	102
3,595	The J.M. Smucker Co.	134
9,987	Tyson Foods, Inc., Class - A	94

		3,325

	Paper Packaging — 0.08%
3,816	Bemis Co., Inc.	80
2,874	Packaging Corp. of America	37
6,131	Sealed Air Corp.	85
3,793	Sonoco Products Co.	80
4,486	Temple - Inland, Inc.	24

		306

	Paper Products — 0.05%
18,248	Domtar Corp. (a)	17
16,334	International Paper Co.	115
6,656	MeadWestvaco Corp.	80

		212

	Personal Products — 0.03%
2,962	Alberto - Culver Co.	67
600	Mead Johnson Nutrition Co., Class - A (a)	17
1,043	NBTY, Inc. (a)	15

		99

	Pharmaceuticals — 3.34%
6,563	Bristol-Myers Squibb Co.	144
33,442	Eli Lilly & Co.	1,117
317	Endo Pharmaceuticals Holdings, Inc. (a)	6
10,468	Forest Laboratories, Inc. (a)	230
77,066	Johnson & Johnson, Inc.	4,054
9,549	King Pharmaceuticals, Inc. (a)	67
56,967	Merck & Co., Inc.	1,524
9,439	Mylan Laboratories, Inc. (a)	127
251,041	Pfizer, Inc.	3,419
2,104	Watson Pharmaceuticals, Inc. (a)	65
49,502	Wyeth	2,130

		12,883

	Photographic Products — 0.01%
9,553	Eastman Kodak Co.	36

	Property & Casualty Insurance — 0.88%
158	Alleghany Corp. (a)	43
1,708	Allied World Assurance Holdings Ltd.	65
3,722	AXIS Capital Holdings Ltd.	84
5,506	Cincinnati Financial Corp.	126
751	CNA Financial Corp.	7
955	Erie Indemnity Co., Class - A	33
8,149	Fidelity National Financial, Inc., Class - A	159
2,032	Hanover Insurance Group, Inc.	59
350	Markel Corp. (a)	99
7,702	MBIA, Inc. (a)	35
923	Mercury General Corp.	27
8,861	Old Republic International Corp.	96
635	OneBeacon Insurance Group Ltd.	6
20,434	The Allstate Corp.	391
13,638	The Chubb Corp.	577
3,523	The First American Corp.	93
25,148	The Progressive Corp. (a)	338
22,479	The Travelers Cos., Inc.	914
5,076	W.R. Berkley Corp.	115
32	Wesco Financial Corp.	9
310	White Mountains Insurance Group Ltd.	53
11,793	XL Capital Ltd., Class - A	64

		3,393

	Publishing — 0.07%
8,134	Gannett Co., Inc.	18
1,668	Meredith Corp.	27
607	The E.W. Scripps Co., Class - A	1
6,126	The McGraw-Hill Cos., Inc.	140
5,308	The New York Times Co., Class - A	24
201	The Washington Post Co., Class - B	72

		282

	Railroads — 0.09%
370	Kansas City Southern Industries, Inc. (a)	5
9,957	Norfolk Southern Corp.	336

		341

	Real Estate Development — 0.00%
1	Forestar Group, Inc. (a)	—

	Real Estate Investment Trusts — 0.12%
2,750	Apartment Investment & Management Co., Class - A	15
2,908	AvalonBay Communities, Inc.	137
1,580	BRE Properties, Class - A	31
527	Camden Property Trust	11

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Investment Trusts (continued)
10,200	Equity Residential	$187
781	Essex Property Trust, Inc.	45
5,820	UDR, Inc.	50

		476

	Real Estate Services — 0.01%
4,702	CB Richard Ellis Group, Inc., Class - A (a)	19
1,066	Jones Lang LaSalle, Inc.	25

		44

	Regional Banks — 0.62%
4,930	Associated Banc-Corp	76
3,251	BancorpSouth, Inc.	68
1,904	Bank of Hawaii Corp.	63
20,389	BB&T Corp.	345
765	BOK Financial Corp.	26
7,094	CapitalSource, Inc.	9
1,365	City National Corp.	46
2,342	Commerce Bancshares, Inc.	85
2,252	Cullen/Frost Bankers, Inc.	106
17,605	Fifth Third Bancorp	51
274	First Citizens BancShares, Inc., Class - A	36
7,965	First Horizon National Corp.	85
5,729	Fulton Financial Corp.	38
13,208	Huntington Bancshares, Inc.	22
18,666	KeyCorp	147
2,468	M & T Bank Corp.	112
9,134	Marshall & Ilsley Corp.	51
15,884	PNC Financial Services Group, Inc.	465
11,415	Popular, Inc.	25
26,656	Regions Financial Corp.	114
13,429	SunTrust Banks, Inc.	158
10,040	Synovus Financial Corp.	33
4,913	TCF Financial Corp.	58
5,186	Valley National Bancorp	64
1,447	Webster Financial Corp.	6
2,281	Whitney Holding Corp.	26
2,417	Wilmington Trust Corp.	23
3,992	Zions Bancorp	39

		2,377

	Reinsurance — 0.17%
1,804	Arch Capital Group Ltd. (a)	97
1,716	Endurance Specialty Holdings Ltd.	43
2,285	Everest Re Group Ltd.	162
2,058	PartnerRe Ltd.	128
2,397	Reinsurance Group of America, Inc.	77
2,179	RenaissanceRe Holdings Ltd.	108
731	Transatlantic Holdings, Inc.	26

		641

	Research and Consulting Services — 0.03%
2,325	Equifax, Inc.	57
565	The Dun & Bradstreet Corp.	43

		100

	Restaurants — 0.06%
3,941	McDonald’s Corp.	215

	Retail REITs — 0.06%
1,755	CBL & Associates Properties, Inc.	4
3,248	Developers Diversified Realty Corp.	7
1,452	Federal Realty Investment Trust	67
3,349	General Growth Properties, Inc.	3
8,809	Kimco Realty Corp.	67
2,527	Regency Centers Corp.	67
2,632	Weingarten Realty Investors	25

		240

	Security & Alarm Services — 0.00%
317	Corrections Corp. of America (a)	4

	Semiconductor Equipment — 0.02%
259	KLA-Tencor Corp.	5
259	Lam Research Corp. (a)	6
2,484	Novellus Systems (a)	41
1,679	Teradyne, Inc. (a)	8

		60

	Semiconductors — 0.20%
20,386	Advanced Micro Devices, Inc. (a)	62
6,013	Atmel Corp. (a)	22
1,838	Cree, Inc. (a)	43
3,425	Fairchild Semiconductor International, Inc. (a)	13
2,536	Integrated Device Technology, Inc. (a)	12
28,934	Intel Corp.	435
2,073	International Rectifier Corp. (a)	28
2,984	Intersil Corp., Class - A	34
5,864	LSI Logic Corp. (a)	18
23,571	Micron Technology, Inc. (a)	96

		763

	Soft Drinks — 0.46%
11,997	Coca Cola Enterprises, Inc.	158
9,615	Dr. Pepper Snapple Group, Inc. (a)	163
2,068	PepsiAmericas, Inc.	36
3,593	PepsiCo, Inc.	185
25,451	The Coca Cola Co.	1,119
5,219	The Pepsi Bottling Group, Inc.	115

		1,776

	Specialized Consumer Services — 0.01%
8,704	Service Corp. International	31
170	Weight Watchers International, Inc.	3

		34

	Specialized Finance — 0.13%
15,595	CIT Group, Inc.	44
713	CME Group, Inc.	176
7,440	Moody’s Corp.	170
3,661	NYSE Euronext	66
2,383	The Nasdaq Stock Market, Inc. (a)	47

		503

	Specialized REITs — 0.26%
8,315	HCP, Inc.	149
3,468	Health Care REIT, Inc.	106
3,116	Hospitality Properties Trust	37
18,458	Host Hotels & Resorts, Inc.	72
3,568	Nationwide Health Properties, Inc.	79
4,367	Plum Creek Timber Co., Inc.	127
4,734	Public Storage, Inc.	262
2,659	Rayonier, Inc.	80
4,089	Ventas, Inc.	93

		1,005

	Specialty Chemicals — 0.10%
1,746	Cytec Industries, Inc.	26
2,600	Lubrizol Corp.	89
250	Nalco Holding Co.	3
820	Rohm & Haas Co.	65
5,057	RPM International, Inc.	64

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Chemicals (continued)
2,061	Sigma-Aldrich Corp.	$78
3,855	The Valspar Corp.	77

		402

	Specialty Stores — 0.04%
1,351	Barnes & Noble, Inc.	29
7,317	Office Depot, Inc. (a)	9
2,160	OfficeMax, Inc.	7
3,150	Signet Jewelers Ltd.	36
4,131	Staples, Inc.	75

		156

	Steel — 0.14%
1,502	Carpenter Technology Corp.	21
4,472	Commercial Metals Co.	52
9,279	Nucor Corp.	354
2,505	Reliance Steel & Aluminum Co.	66
581	Schnitzer Steel Industries, Inc., Class - A	18
4,634	Steel Dynamics, Inc.	41
142	United States Steel Corp.	3

		555

	Systems Software — 0.17%
7,813	CA, Inc.	138
575	McAfee, Inc. (a)	19
7,158	Novell, Inc. (a)	31
31,150	Symantec Corp. (a)	465

		653

	Technology Distributors — 0.07%
4,394	Arrow Electronics, Inc. (a)	84
3,276	Avnet, Inc. (a)	57
6,484	Ingram Micro, Inc., Class - A (a)	82
1,750	Tech Data Corp. (a)	38

		261

	Thrifts & Mortgage Finance — 0.18%
3,135	Astoria Financial Corp.	29
407	Capitol Federal Financial	15
39,642	Fannie Mae	28
891	Freddie Mac	1
12,786	Hudson City Bancorp, Inc.	149
3,344	MGIC Investment Corp.	5
12,944	New York Community Bancorp	144
12,945	Peoples United Financial, Inc.	232
3,026	TFS Financial Corp.	37
173	Tree.com, Inc. (a)	1
2,908	Washington Federal, Inc.	39
57,993	Washington Mutual, Inc.	3

		683

	Tires & Rubber — 0.01%
3,277	The Goodyear Tire & Rubber Co. (a)	20

	Tobacco — 0.19%
19,650	Altria Group, Inc.	315
3,113	Lorillard, Inc.	192
6,428	Reynolds American, Inc.	230

		737

	Trading Companies & Distributors — 0.01%
1,456	GATX Corp.	30
1,619	United Rentals, Inc. (a)	7

Shares or Principal Amount (000)
349	WESCO International, Inc. (a)	6

		43

	Trucking — 0.03%
3,562	Avis Budget Group, Inc. (a)	3
1,340	Con-Way, Inc.	24
12,012	Hertz Global Holdings, Inc. (a)	47
1,505	Ryder System, Inc.	43

		117

	Water Utilities — 0.04%
2,097	American Water Works Co., Inc.	40
5,123	Aqua America, Inc.	103

		143

	Wireless Telecommunication Services — 0.17%
237	Clearwire Corp., Class - A (a)	1
8,443	Crown Castle International Corp. (a)	172
1,808	Leap Wireless International, Inc. (a)	63
103,650	Sprint Nextel Corp. (a)	370
2,102	Telephone & Data Systems, Inc.	56
266	United States Cellular Corp. (a)	9

		671

	Total SSgA Funds Management, Inc.	134,078

	Total Common Stocks	370,871

	Time Deposits — 2.07%
	AllianceBernstein L.P. — 1.22%
$4,675	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	4,675
	Institutional Capital, LLC — 0.85%
3,286	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	3,286

	Total Time Deposits	7,961

	Money Market Mutual Funds — 0.92%
	SSgA Funds Management, Inc. — 0.92%
2,224,710	Alliance Money Market Fund Prime Portfolio, 0.35% (c)	2,225
1,330,795	Federated Prime Obligations Portfolio, 1.07% (c)	1,331

	Total Money Market Mutual Funds	3,556

	Treasury Bills — 0.12%
	SSgA Funds Management, Inc. — 0.12%
$479	U.S. Treasury Bill, 0.17%, 6/11/09 (d)(e)	479

	Total Treasury Bills	479

	Total Investments
	(cost $478,114) — 99.40%	382,867
	Other assets in excess of liabilities — 0.60%	2,317

	Net Assets — 100.00%	$385,184

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Escrow Security due to bankruptcy.
(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments - (concluded) March 31, 2009 (Unaudited)

(d)		All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(e)		Rate disclosed represents effective yield at purchase.
ADR	—	American Depositary Receipt
CVO	—	Contingent Value Obligations
MGIC	—	Mortgage Guarantee Insurance Corporation
REITs	—	Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
10	Russell 1000 Mini	$432	Jun-09	$25
2	S&P 400 E-mini Future	98	Jun-09	7
80	S&P 500 E-mini Future	3,179	Jun-09	161

				$193

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.81%
	AllianceBernstein L.P. — 37.16%
	Aerospace & Defense — 0.30%
21,600	Northrop Grumman Corp.	$943

	Agricultural Products — 1.55%
87,300	Archer-Daniels-Midland Co.	2,425
42,800	Bunge Ltd.	2,425

		4,850

	Apparel Retail — 1.02%
39,947	Limited Brands, Inc.	347
58,500	The Gap, Inc.	760
80,600	The TJX Co., Inc.	2,067

		3,174

	Auto Parts & Equipment — 0.19%
31,700	Autoliv, Inc.	589

	Automobile Manufacturers — 0.39%
19,400	Toyota Motor Corp. - Sponsored ADR	1,228

	Biotechnology — 0.56%
35,100	Amgen, Inc. (a)	1,738

	Broadcasting — 0.21%
173,400	CBS Corp., Class - B	666

	Cable & Satellite — 1.10%
168,900	Comcast Corp., Class - A	2,304
45,874	Time Warner Cable, Inc.	1,137

		3,441

	Communications Equipment — 2.07%
65,872	Corning, Inc.	874
469,800	Motorola, Inc.	1,987
255,700	Nokia Corp. - Sponsored ADR	2,984
78,375	Telefonaktiebolaget LM Ericsson - Sponsored ADR	634

		6,479

	Computer Storage & Peripherals — 0.03%
4,300	Western Digital Corp. (a)	83

	Consumer Finance — 0.27%
68,600	Capital One Financial Corp.	840

	Department Stores — 0.61%
50,700	J.C. Penney Co., Inc.	1,018
99,900	Macy’s, Inc.	889

		1,907

	Diversified Capital Markets — 0.49%
37,300	Deutsche Bank AG - Registered	1,516

	Diversified Chemicals — 0.21%
25,000	Eastman Chemical Co.	670

	Electrical Components & Equipment — 0.37%
45,000	Cooper Industries Ltd., Class - A	1,164

	Food Retail — 0.85%
128,600	Safeway, Inc.	2,596
2,900	The Kroger Co.	62

		2,658

	Health Care Distributors — 0.82%
81,200	Cardinal Health, Inc.	2,556

	Home Improvement Retail — 1.21%
86,400	Lowe’s Cos., Inc.	1,577
94,000	The Home Depot, Inc.	2,214

		3,791

	Independent Power Producers & Energy Traders — 0.13%
125,700	Reliant Energy, Inc. (a)	401

	Integrated Oil & Gas — 5.63%
27,575	BP PLC - Sponsored ADR	1,106
79,400	Chevron Corp.	5,339
61,050	ConocoPhillips	2,391
75,000	Exxon Mobil Corp.	5,107
34,500	Occidental Petroleum Corp.	1,920
39,125	Royal Dutch Shell PLC - ADR	1,733

		17,596

	Integrated Telecommunication Services — 1.80%
179,500	AT&T, Inc.	4,524
36,000	Verizon Communications, Inc.	1,087

		5,611

	Investment Banking & Brokerage — 1.52%
106,900	Morgan Stanley	2,434
21,800	The Goldman Sachs Group, Inc.	2,311

		4,745

	Life & Health Insurance — 1.36%
41,100	Lincoln National Corp.	275
138,900	MetLife, Inc.	3,163
42,600	Prudential Financial, Inc.	810

		4,248

	Movies & Entertainment — 2.14%
365,100	News Corp., Class - A	2,417
140,267	Time Warner, Inc.	2,707
89,700	Viacom, Inc., Class - B (a)	1,559

		6,683

	Multi-line Insurance — 0.16%
3,700	Genworth Financial, Inc., Class - A	7
61,000	The Hartford Financial Services Group, Inc.	479

		486

	Multi-Utilities — 0.01%
425	Wisconsin Energy Corp.	17

	Oil & Gas Exploration & Production — 1.72%
30,400	Apache Corp.	1,949
55,200	Devon Energy Corp.	2,467
17,500	EOG Resources, Inc.	958

		5,374

	Other Diversified Financial Services — 0.64%
74,900	JPMorgan Chase & Co.	1,991

	Packaged Foods & Meats — 0.36%
120,200	Tyson Foods, Inc., Class - A	1,129

	Pharmaceuticals — 5.77%
59,500	Bristol-Myers Squibb Co.	1,304
26,700	Eli Lilly & Co.	892
20,800	GlaxoSmithKline PLC - Sponsored ADR	646
186,100	Merck & Co., Inc.	4,978
361,000	Pfizer, Inc.	4,917
41,700	Sanofi-Aventis - ADR	1,165
75,200	Schering-Plough Corp.	1,771
54,300	Wyeth	2,337

		18,010

	Property & Casualty Insurance — 1.45%
113,000	The Allstate Corp.	2,164
57,575	The Travelers Cos., Inc.	2,340

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Property & Casualty Insurance (continued)
2,300	Xl Capital Ltd., Class - A	$12

		4,516

	Publishing — 0.00%
3,130	Gannett Co., Inc.	7

	Semiconductors — 0.01%
3,600	NVIDIA Corp. (a)	35

	Systems Software — 0.59%
124,200	Symantec Corp. (a)	1,856

	Technology Distributors — 0.01%
2,900	Ingram Micro, Inc., Class - A (a)	37

	Tobacco — 1.20%
131,600	Altria Group, Inc.	2,108
46,000	Philip Morris International, Inc.	1,637

		3,745

	Wireless Telecommunication Services — 0.41%
362,000	Sprint Nextel Corp. (a)	1,292

	Total AllianceBernstein L.P.	116,072

	Institutional Capital, LLC — 26.28%
	Advertising — 0.28%
37,412	Omnicom Group, Inc.	876

	Aerospace & Defense — 1.39%
81,989	Honeywell International, Inc.	2,284
29,750	Lockheed Martin Corp.	2,054

		4,338

	Asset Management & Custody Banks — 0.95%
104,644	Bank of New York Mellon Corp.	2,956

	Brewers — 0.35%
32,130	Molson Coors Brewing Co., Class - B	1,101

	Communications Equipment — 1.50%
178,715	Cisco Systems, Inc. (a)	2,997
42,950	Qualcomm, Inc.	1,671

		4,668

	Computer Hardware — 0.93%
90,498	Hewlett-Packard Co.	2,901

	Diversified Banks — 0.45%
98,940	Wells Fargo & Co.	1,409

	Diversified Chemicals — 1.00%
139,400	E.I. du Pont de Nemours & Co.	3,113

	Drug Retail — 1.16%
132,107	CVS Caremark Corp.	3,632

	Electric Utilities — 0.14%
6,350	Entergy Corp.	432

	General Merchandise Stores — 0.59%
53,765	Target Corp.	1,849

	Gold — 0.60%
41,550	Newmont Mining Corp.	1,860

	Health Care Equipment — 0.68%
45,100	Covidien Ltd.	1,499
21,160	Medtronic, Inc.	624

		2,123

	Home Improvement Retail — 0.82%
140,740	Lowe’s Cos., Inc.	2,569

	Integrated Oil & Gas — 2.61%
11,013	Exxon Mobil Corp.	750
74,430	Marathon Oil Corp.	1,957
55,226	Occidental Petroleum Corp.	3,073
48,140	Total SA - Sponsored ADR	2,362

		8,142

	Integrated Telecommunication Services — 0.37%
58,600	BCE, Inc.	1,166

	IT Consulting & Other Services — 0.14%
16,130	Accenture Ltd., Class - A	443

	Movies & Entertainment — 0.76%
137,322	Viacom, Inc., Class - B (a)	2,387

	Oil & Gas Equipment & Services — 0.70%
75,954	Baker Hughes, Inc.	2,169

	Other Diversified Financial Services — 1.22%
143,749	JPMorgan Chase & Co.	3,821

	Personal Products — 0.19%
31,098	Avon Products, Inc.	598

	Pharmaceuticals — 4.21%
33,711	Johnson & Johnson, Inc.	1,773
67,830	Novartis AG - ADR	2,566
155,200	Pfizer, Inc.	2,114
141,126	Schering-Plough Corp.	3,323
78,173	Wyeth	3,365

		13,141

	Property & Casualty Insurance — 0.76%
58,962	ACE Ltd.	2,382

	Railroads — 0.70%
84,750	CSX Corp.	2,191

	Semiconductor Equipment — 0.07%
12,700	ASML Holding N.V.	222

	Semiconductors — 1.21%
118,550	Intel Corp.	1,784
121,557	Texas Instruments, Inc.	2,007

		3,791

	Soft Drinks — 1.94%
57,994	PepsiCo, Inc.	2,985
69,980	The Coca Cola Co.	3,076

		6,061

	Wireless Telecommunication Services — 0.56%
99,490	Vodafone Group PLC - Sponsored ADR	1,733

	Total Institutional Capital, LLC	82,074

	SSgA Funds Management, Inc. — 33.37%
	Advertising — 0.01%
2,091	Interpublic Group of Cos., Inc. (a)	8
625	Omnicom Group, Inc.	15

		23

	Aerospace & Defense — 0.57%
569	Alliant Techsystems, Inc. (a)	38
11,530	General Dynamics Corp.	480
1,221	ITT Corp.	47
788	L-3 Communications Holdings, Inc.	53
7,289	Northrop Grumman Corp.	318
7,418	Raytheon Co.	289
2,769	Spirit Aerosystems Holdings, Inc., Class - A (a)	28
12,102	United Technologies Corp.	520

		1,773

	Agricultural Products — 0.24%
18,618	Archer-Daniels-Midland Co.	517
3,552	Bunge Ltd.	201

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Agricultural Products (continued)
2,245	Corn Products International, Inc.	$48

		766

	Air Freight & Logistics — 0.13%
8,978	FedEx Corp.	399
230	UTi Worldwide, Inc.	3

		402

	Airlines — 0.08%
3,760	AMR Corp. (a)	12
3,389	Continental Airlines, Inc., Class - B (a)	30
150	Copa Holdings SA, Class - A	4
12,851	Delta Air Lines, Inc. (a)	72
21,431	Southwest Airlines Co.	136

		254

	Aluminum — 0.02%
6,526	Alcoa, Inc.	47
275	Century Aluminum Co. (a)	1

		48

	Apparel Retail — 0.06%
1,274	American Eagle Outfitters, Inc.	16
784	AnnTaylor Stores Corp. (a)	4
4,493	Foot Locker, Inc.	47
2,657	Limited Brands, Inc.	23
7,262	The Gap, Inc.	94

		184

	Apparel, Accessories & Luxury — 0.05%
2,063	Jones Apparel Group, Inc.	8
2,101	Liz Claiborne, Inc.	5
120	Phillips-Van Heusen Corp.	3
2,552	V.F. Corp.	146

		162

	Application Software — 0.06%
3,257	Amdocs Ltd. (a)	60
7,090	Cadence Design Systems, Inc. (a)	30
2,730	Compuware Corp. (a)	18
4,047	Synopsys, Inc. (a)	84

		192

	Asset Management & Custody Banks — 0.46%
4,826	Allied Capital Corp.	8
5,238	American Capital Ltd.	10
6,502	Ameriprise Financial, Inc.	133
33,016	Bank of New York Mellon Corp.	933
138	BlackRock, Inc., Class - A	18
2,064	Franklin Resources, Inc.	111
9,917	Invesco Ltd.	137
108	Janus Capital Group, Inc.	1
3,873	Legg Mason, Inc.	61
635	Northern Trust Corp.	38

		1,450

	Auto Parts & Equipment — 0.07%
2,216	Autoliv, Inc.	41
430	BorgWarner, Inc.	9
293	Federal-Mogul Corp., Class - A (a)	2
14,436	Johnson Controls, Inc.	173
1,072	TRW Automotive Holdings Corp. (a)	4

		229

	Automobile Manufacturers — 0.07%
66,198	Ford Motor Co. (a)	174
14,727	General Motors Corp.	29
523	Thor Industries, Inc.	8

		211

	Automotive Retail — 0.04%
3,205	AutoNation, Inc. (a)	45
2,412	O’Reilly Automotive, Inc. (a)	84
894	Penske Automotive Group, Inc.	8

		137

	Biotechnology — 0.47%
29,496	Amgen, Inc. (a)	1,461

	Brewers — 0.04%
3,390	Molson Coors Brewing Co., Class - B	116

	Broadcasting — 0.06%
17,121	CBS Corp., Class - B	66
8,106	Discovery Communications, Inc., Class - C (a)	119
571	Hearst - Argyle Television, Inc.	2

		187

	Building Products — 0.03%
575	Armstrong World Industries, Inc. (a)	6
10,762	Masco Corp.	75
1,965	Owens Corning (a)	18
621	USG Corp. (a)	5

		104

	Cable & Satellite — 0.37%
6,544	Cablevision Systems Corp., Class - A	85
57,328	Comcast Corp., Class - A	782
4,394	Liberty Global, Inc., Class - A (a)	64
2,597	Scripps Networks Interactive, Inc., Class - A	59
5,090	Time Warner Cable, Inc.	126
8,591	Virgin Media, Inc.	41

		1,157

	Casinos & Gaming — 0.00%
1,392	Boyd Gaming Corp.	5
153	MGM Mirage, Inc. (a)	1

		6

	Catalog Retail — 0.02%
447	HSN, Inc. (a)	2
16,737	Liberty Media Corp. - Interactive, Class A (a)	49

		51

	Commercial Printing — 0.01%
5,935	R.R. Donnelley & Sons Co.	44

	Commodity Chemicals — 0.00%
593	Celanese Corp., Series - A	8

	Communications Equipment — 0.13%
3,365	ADC Telecommunications, Inc. (a)	15
8,632	Brocade Communications Systems, Inc. (a)	30
1,022	EchoStar Corp., Class - A (a)	15
2,178	JDS Uniphase Corp. (a)	7
65,455	Motorola, Inc.	277
11,471	Tellabs, Inc. (a)	52

		396

	Computer & Electronics Retail — 0.01%
3,971	RadioShack Corp.	34

	Computer Hardware — 0.07%
371	Diebold, Inc.	8
300	NCR Corp. (a)	2
21,507	Sun Microsystems, Inc. (a)	158

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Hardware (continued)
2,646	Teradata Corp. (a)	$43

		211

	Computer Storage & Peripherals — 0.13%
18,165	EMC Corp. (a)	207
2,238	Lexmark International, Inc. (a)	38
3,621	QLogic Corp. (a)	40
5,346	SanDisk Corp. (a)	68
7,368	Seagate Technology	44

		397

	Construction & Engineering — 0.04%
323	AECOM Technology Corp. (a)	8
1,012	KBR, Inc.	14
1,298	Quanta Services, Inc. (a)	28
2,015	URS Corp. (a)	82

		132

	Construction & Farm Machinery — 0.02%
651	AGCO Corp. (a)	13
795	Oshkosh Corp.	5
2,553	Terex Corp. (a)	23
2,266	Trinity Industries, Inc.	21

		62

	Construction Materials — 0.05%
200	Eagle Materials, Inc.	5
144	Martin Marietta Materials, Inc.	11
3,183	Vulcan Materials Co.	141

		157

	Consumer Electronics — 0.00%
430	Harman International Industries, Inc.	6

	Consumer Finance — 0.10%
4,616	American Express Co.	63
4,029	AmeriCredit Corp. (a)	24
10,953	Capital One Financial Corp.	134
14,094	Discover Financial Services	89
1,663	SLM Corp. (a)	8
102	The Student Loan Corp.	4

		322

	Data Processing & Outsourced Services — 0.14%
1,912	Affiliated Computer Services, Inc., Class - A (a)	91
4,284	Computer Sciences Corp. (a)	158
3,849	Convergys Corp. (a)	31
178	DST Systems, Inc. (a)	6
4,262	Fidelity National Information Services, Inc.	78
2,096	Lender Processing Services, Inc.	64

		428

	Department Stores — 0.13%
6,315	J.C. Penney Co., Inc.	127
2,093	Kohl’s Corp. (a)	88
11,886	Macy’s, Inc.	106
3,606	Saks, Inc. (a)	7
1,644	Sears Holding Corp. (a)	75

		403

	Distillers & Vintners — 0.03%
766	Brown-Forman Corp., Class - B	30
5,229	Constellation Brands, Inc., Class - A (a)	62

		92

	Distributors — 0.05%
4,790	Genuine Parts Co.	143

	Diversified Banks — 0.81%
4,342	Comerica, Inc.	80
50,260	U.S. Bancorp	734
121,647	Wells Fargo & Co.	1,732

		2,546

	Diversified Chemicals — 0.36%
1,654	Ashland, Inc.	17
1,659	Cabot Corp.	18
26,037	E.I. du Pont de Nemours & Co.	581
2,184	Eastman Chemical Co.	59
1,338	FMC Corp.	58
3,795	Huntsman Corp.	12
4,266	PPG Industries, Inc.	157
27,051	The Dow Chemical Co.	228

		1,130

	Diversified Metals & Mining — 0.15%
11,899	Freeport-McMoRan Copper & Gold, Inc., Class - B	453
1,993	Titanium Metals Corp.	11

		464

	Diversified Real Estate Activities — 0.00%
323	The St. Joe Co. (a)	5

	Diversified REITs — 0.06%
2,792	Liberty Property Trust	53
3,885	Vornado Realty Trust	129

		182

	Diversified Support Services — 0.03%
3,716	Cintas Corp.	92

	Drug Retail — 0.19%
19,012	CVS Caremark Corp.	523
10,555	Rite Aid Corp. (a)	4
2,255	Walgreen Co.	58

		585

	Education Services — 0.02%
2,594	Career Education Corp. (a)	62

	Electric Utilities — 1.28%
11,643	American Electric Power, Inc.	294
3,021	DPL, Inc.	68
36,570	Duke Energy Corp.	524
9,297	Edison International	268
1,583	Entergy Corp.	108
9,493	Exelon Corp.	431
8,811	FirstEnergy Corp.	340
11,796	FPL Group, Inc.	598
3,324	Great Plains Energy, Inc.	45
2,460	Hawaiian Electric Industries, Inc.	34
5,175	Northeast Utilities	112
4,654	NV Energy, Inc.	44
6,531	Pepco Holdings, Inc.	81
2,863	Pinnacle West Capital Corp.	76
8,066	Progress Energy, Inc.	292
22,166	The Southern Co.	679

		3,994

	Electrical Components & Equipment — 0.03%
1,094	Cooper Industries Ltd., Class - A	28
987	Hubbell, Inc., Class - B	27

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electrical Components & Equipment (continued)
1,491	Thomas & Betts Corp. (a)	$37

		92

	Electronic Components — 0.01%
1,082	AVX Corp.	10
4,691	Vishay Intertechnology, Inc. (a)	16

		26

	Electronic Manufacturing Services — 0.07%
2,784	Jabil Circuit, Inc.	16
2,912	Molex, Inc.	40
13,979	Tyco Electronics Ltd.	154

		210

	Environmental & Facilities Services — 0.11%
5,378	Republic Services, Inc., Class - A	92
10,054	Waste Management, Inc.	258

		350

	Fertilizers & Agricultural Chemicals — 0.01%
425	Intrepid Potash, Inc. (a)	8
298	The Scotts Miracle-Gro Co.	10

		18

	Food Retail — 0.18%
10,713	Kroger Co.	228
12,493	Safeway, Inc.	252
6,171	SUPERVALU, Inc.	88

		568

	Forest Products — 0.05%
6,159	Weyerhaeuser Co.	170

	Gas Utilities — 0.15%
2,161	AGL Resources, Inc.	57
2,689	Atmos Energy Corp.	62
1,709	Energen Corp.	50
2,334	National Fuel Gas Co.	72
2,927	ONEOK, Inc.	66
3,060	Questar Corp.	90
2,981	UGI Corp.	71

		468

	General Merchandise Stores — 0.06%
3,775	Family Dollar Stores, Inc.	126
1,643	Target Corp.	56

		182

	Health Care Distributors — 0.10%
3,950	AmerisourceBergen Corp.	129
2,655	Cardinal Health, Inc.	83
198	Henry Schein, Inc. (a)	8
2,223	McKesson Corp.	78

		298

	Health Care Equipment — 0.36%
362	Beckman Coulter, Inc.	19
40,547	Boston Scientific Corp. (a)	322
14,452	Covidien Ltd.	480
1,416	Hill-Rom Holdings, Inc.	14
3,853	Hologic, Inc. (a)	50
3,849	Hospira, Inc. (a)	119
1,102	Teleflex, Inc.	43
2,244	Zimmer Holdings, Inc. (a)	82

		1,129

	Health Care Facilities — 0.04%
718	Brookdale Senior Living, Inc.	4
2,019	Community Health Systems, Inc. (a)	31
1,443	Health Management Associates, Inc., Class - A (a)	4
1,439	LifePoint Hospitals, Inc. (a)	30
5,334	Tenet Healthcare Corp. (a)	6
1,340	Universal Health Services, Inc., Class - B	51

		126

	Health Care Services — 0.04%
447	DaVita, Inc. (a)	20
150	Lincare Holdings, Inc. (a)	3
198	MEDNAX, Inc. (a)	6
2,867	Omnicare, Inc.	70
798	Quest Diagnostics, Inc.	38

		137

	Health Care Supplies — 0.02%
1,102	Inverness Medical Innovations, Inc. (a)	30
1,368	The Cooper Cos., Inc.	36

		66

	Health Care Technology — 0.02%
1,972	HLTH Corp. (a)	21
3,882	IMS Health, Inc.	48

		69

	Home Furnishings — 0.03%
4,536	Leggett & Platt, Inc.	59
1,515	Mohawk Industries, Inc. (a)	45

		104

	Home Improvement Retail — 0.60%
48,765	Home Depot, Inc.	1,149
40,122	Lowe’s Cos., Inc.	732

		1,881

	Homebuilding — 0.12%
3,294	Centex Corp.	25
8,925	D.R. Horton, Inc.	86
2,093	KB HOME	28
3,750	Lennar Corp.	28
1,053	M.D.C. Holdings, Inc.	33
115	NVR, Inc. (a)	49
4,797	Pulte Homes, Inc.	52
3,727	Toll Brothers, Inc. (a)	68

		369

	Homefurnishing Retail — 0.02%
1,234	Bed Bath & Beyond, Inc. (a)	31
2,521	Williams-Sonoma, Inc.	25

		56

	Hotels, Resorts & Cruise Lines — 0.09%
9,891	Carnival Corp.	214
649	Choice Hotels International, Inc.	17
447	Interval Leisure Group, Inc. (a)	2
150	Orient-Express Hotels Ltd., Class - A	1
3,878	Royal Caribbean Cruises Ltd.	31
5,568	Wyndham Worldwide Corp.	23

		288

	Household Appliances — 0.07%
1,839	Black & Decker Corp.	58
1,650	Snap-on, Inc.	42
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Household Appliances (continued)
2,232	The Stanley Works	$65
2,105	Whirlpool Corp.	62

		227

	Household Products — 0.98%
7,143	Kimberly-Clark Corp.	330
54,748	Procter & Gamble Co.	2,578
2,784	The Clorox Co.	143

		3,051

	Housewares & Specialties — 0.06%
4,516	Fortune Brands, Inc.	111
2,045	Jarden Corp. (a)	26
8,280	Newell Rubbermaid, Inc.	53

		190

	Human Resource & Employment Services — 0.02%
2,086	Manpower, Inc.	66

	Hypermarkets & Super Centers — 0.23%
1,657	BJ’s Wholesale Club, Inc. (a)	53
12,512	Wal-Mart Stores, Inc.	652

		705

	Independent Power Producers & Energy Traders — 0.05%
484	Constellation Energy Group, Inc.	10
12,755	Dynegy, Inc., Class - A (a)	18
1,437	Mirant Corp. (a)	16
4,088	NRG Energy, Inc. (a)	72
10,220	Reliant Energy, Inc. (a)	33

		149

	Industrial Conglomerates — 0.99%
1,439	Carlisle Cos., Inc.	28
304,038	General Electric Co.	3,074

		3,102

	Industrial Machinery — 0.31%
1,433	Crane Co.	24
2,158	Danaher Corp.	117
619	Dover Corp.	16
2,658	Eaton Corp.	98
892	Flowserve Corp.	50
1,390	Gardner Denver, Inc. (a)	30
141	IDEX Corp.	3
12,892	Illinois Tool Works, Inc.	398
7,588	Ingersoll-Rand Co., Ltd., Class - A	105
1,815	Kennametal, Inc.	30
323	Lincoln Electric Holdings, Inc.	10
2,776	Pentair, Inc.	60
2,224	The Timken Co.	31

		972

	Industrial REITs — 0.03%
2,695	AMB Property Corp.	39
7,586	ProLogis	49

		88

	Insurance Brokers — 0.23%
8,036	Aon Corp.	328
2,792	Arthur J. Gallagher & Co.	48
2,657	Brown & Brown, Inc.	50
14,835	Marsh & McLennan Cos., Inc.	300

		726

	Integrated Oil & Gas — 4.57%
59,700	Chevron Corp.	4,014
44,477	ConocoPhillips	1,742
117,125	Exxon Mobil Corp.	7,975
20,473	Marathon Oil Corp.	538

		14,269

	Integrated Telecommunication Services — 2.29%
171,580	AT&T, Inc.	4,324
2,962	CenturyTel, Inc.	83
2,099	Embarq Corp.	80
13	FairPoint Communications, Inc.	—
7,161	Frontier Communications Corp.	51
21,063	Qwest Communications International, Inc.	72
82,365	Verizon Communications, Inc.	2,487
6,170	Windstream Corp.	50

		7,147

	Internet Retail — 0.02%
5,702	Expedia, Inc. (a)	52
907	Ticketmaster Entertainment, Inc. (a)	3

		55

	Internet Software & Services — 0.01%
2,359	IAC/InterActiveCorp. (a)	36

	Investment Banking & Brokerage — 0.63%
10,372	E*TRADE Group, Inc. (a)	13
11,405	Goldman Sachs Group, Inc.	1,209
3,774	Jefferies Group, Inc.	52
973	MF Global Ltd. (a)	4
28,469	Morgan Stanley	648
2,860	Raymond James Financial, Inc.	57

		1,983

	IT Consulting & Other Services — 0.03%
4,976	SAIC, Inc. (a)	93
2,593	Unisys Corp. (a)	1

		94

	Leisure Facilities — 0.01%
815	International Speedway Corp., Class - A	18

	Leisure Products — 0.06%
2,056	Hasbro, Inc.	52
10,602	Mattel, Inc.	122

		174

	Life & Health Insurance — 0.22%
5,418	Conseco, Inc. (a)	5
7,595	Lincoln National Corp.	51
14,618	MetLife, Inc.	333
7,226	Principal Financial Group, Inc.	59
2,315	Protective Life Corp.	12
1,292	StanCorp Financial Group, Inc.	29
2,523	Torchmark Corp.	66
10,139	Unum Corp.	127

		682

	Life Sciences Tools & Services — 0.13%
1,046	Charles River Laboratories International, Inc. (a)	28
1,787	Life Technologies Corp. (a)	58
1,797	PerkinElmer, Inc.	23

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Life Sciences Tools & Services (continued)
7,979	Thermo Electron Corp. (a)	$285

		394

	Managed Health Care — 0.43%
5,071	Aetna, Inc.	123
6,856	CIGNA Corp.	121
3,382	Coventry Health Care, Inc. (a)	44
3,055	Health Net, Inc. (a)	44
2,069	Humana, Inc. (a)	54
22,424	UnitedHealth Group, Inc.	469
13,016	WellPoint, Inc. (a)	494

		1,349

	Marine — 0.01%
1,066	Alexander & Baldwin, Inc.	20

	Metal & Glass Containers — 0.08%
1,659	AptarGroup, Inc.	52
2,338	Ball Corp.	101
3,598	Owens - Illinois, Inc. (a)	52
3,682	Pactiv Corp. (a)	54

		259

	Mortgage REITs — 0.07%
15,296	Annaly Capital Management, Inc.	212
5,640	iStar Financial, Inc.	16

		228

	Motorcycle Manufacturers — 0.00%
717	Harley-Davidson, Inc.	10

	Movies & Entertainment — 0.58%
345	Ascent Media Corp., Class - A (a)	9
3,119	Liberty Media Corp. - Capital, Series A (a)	22
40,342	News Corp., Class - A	267
2,387	Regal Entertainment Group, Class - A	32
48,620	The Walt Disney Co.	883
30,620	Time Warner, Inc.	591
1,049	Viacom, Inc., Class - B (a)	18
586	Warner Music Group Corp. (a)	1

		1,823

	Multi-line Insurance — 0.19%
2,328	American Financial Group, Inc.	37
68,424	American International Group, Inc.	68
403	American National Insurance Co.	21
3,480	Assurant, Inc.	76
13,072	Genworth Financial, Inc., Class - A	25
3,341	HCC Insurance Holdings, Inc.	84
9,134	Loews Corp.	202
8,773	The Hartford Financial Services Group, Inc.	69
1,062	Unitrin, Inc.	15

		597

	Multi-Sector Holdings — 0.02%
4,941	Leucadia National Corp. (a)	74

	Multi-Utilities — 0.96%
3,141	Alliant Energy Corp.	78
5,917	Ameren Corp.	137
3,928	CenterPoint Energy, Inc.	41
6,522	CMS Energy Corp.	77
7,907	Consolidated Edison, Inc.	313
16,714	Dominion Resources, Inc.	518
4,777	DTE Energy Co.	132
2,088	Integrys Energy Group, Inc.	54
5,164	MDU Resources Group, Inc.	83
7,794	NiSource, Inc.	76
3,013	NSTAR	96
2,588	OGE Energy Corp.	62
10,343	PG&E Corp.	395
3,280	SCANA Corp.	101
7,257	Sempra Energy	336
5,955	TECO Energy, Inc.	67
2,207	Vectren Corp.	47
3,420	Wisconsin Energy Corp.	141
13,227	Xcel Energy, Inc.	247

		3,001

	Office Electronics — 0.04%
25,451	Xerox Corp.	116

	Office REITs — 0.10%
871	Alexandria Real Estate Equities, Inc.	32
3,474	Boston Properties, Inc.	122
2,182	Brandywine Realty Trust	6
691	Digital Realty Trust, Inc.	23
3,720	Douglas Emmett, Inc.	27
4,343	Duke Realty Corp.	24
6,762	HRPT Properties Trust	22
895	Kilroy Realty Corp.	15
1,775	Mack-Cali Realty Corp.	35
1,638	SL Green Realty Corp.	18

		324

	Office Services & Supplies — 0.03%
2,959	Avery Dennison Corp.	66
544	Pitney Bowes, Inc.	13
1,663	Steelcase, Inc., Class - A	8

		87

	Oil & Gas Drilling — 0.07%
178	ENSCO International, Inc.	5
2,957	Helmerich & Payne, Inc.	67
1,984	Hercules Offshore, Inc. (a)	3
7,034	Nabors Industries Ltd. (a)	70
1,633	Patterson-UTI Energy, Inc.	15
1,336	Pride International, Inc. (a)	24
2,004	Rowan Cos., Inc.	24
200	Unit Corp. (a)	4

		212

	Oil & Gas Equipment & Services — 0.07%
8,398	BJ Services Co.	84
1,907	Exterran Holdings, Inc. (a)	31
1,097	Global Industries Ltd. (a)	4
2,043	Helix Energy Solutions Group, Inc. (a)	10
2,471	Key Energy Services, Inc. (a)	7
367	Oil States International, Inc. (a)	5
569	SEACOR Holdings, Inc. (a)	33
1,361	Tidewater, Inc.	51

		225

	Oil & Gas Exploration & Production — 0.96%
13,534	Anadarko Petroleum Corp.	526
9,640	Apache Corp.	618
1,550	Cabot Oil & Gas Corp.	36
10,609	Chesapeake Energy Corp.	181
2,334	Cimarex Energy Co.	43
12,893	Devon Energy Corp.	576
1,240	Encore Acquisition Co. (a)	29
1,763	EOG Resources, Inc.	97
2,812	Forest Oil Corp. (a)	37
625	Mariner Energy, Inc. (a)	5

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Exploration & Production (continued)
3,720	Newfield Exploration Co. (a)	$84
4,682	Noble Energy, Inc.	252
521	Petrohawk Energy Corp. (a)	10
3,498	Pioneer Natural Resources Co.	58
144	Plains Exploration & Production Co. (a)	2
904	St. Mary Land & Exploration Co.	12
14,260	XTO Energy, Inc.	437

		3,003

	Oil & Gas Refining & Marketing — 0.11%
1,442	Sunoco, Inc.	38
2,614	Tesoro Corp.	35
15,334	Valero Energy Corp.	275

		348

	Oil & Gas Storage & Transportation — 0.14%
15,504	El Paso Corp.	97
723	Overseas Shipholding Group, Inc.	17
3,099	Southern Union Co.	47
18,051	Spectra Energy Corp.	255
1,116	Teekay Corp.	16

		432

	Other Diversified Financial Services — 1.44%
182,610	Bank of America Corp.	1,245
157,471	Citigroup, Inc.	399
107,049	JPMorgan Chase & Co.	2,845

		4,489

	Packaged Foods & Meats — 0.82%
3,059	Campbell Soup Co.	84
13,187	ConAgra Foods, Inc.	222
796	Dean Foods Co. (a)	14
5,466	Del Monte Foods Co.	40
8,873	General Mills, Inc.	443
4,055	H.J. Heinz Co.	134
1,967	Hormel Foods Corp.	62
3,051	Kellogg Co.	112
42,427	Kraft Foods, Inc.	946
2,050	McCormick & Co., Inc.	61
20,603	Sara Lee Corp.	167
3,386	Smithfield Foods, Inc. (a)	32
2,141	The Hershey Co.	74
2,683	The J.M. Smucker Co.	100
7,361	Tyson Foods, Inc., Class - A	69

		2,560

	Paper Packaging — 0.07%
2,846	Bemis Co., Inc.	60
2,156	Packaging Corp. of America	28
4,499	Sealed Air Corp.	62
2,963	Sonoco Products Co.	62
2,962	Temple - Inland, Inc.	16

		228

	Paper Products — 0.05%
11,789	Domtar Corp. (a)	11
12,190	International Paper Co.	86
5,067	MeadWestvaco Corp.	61

		158

	Personal Products — 0.02%
2,136	Alberto - Culver Co.	48
500	Mead Johnson Nutrition Co., Class - A (a)	15
867	NBTY, Inc. (a)	12

		75

	Pharmaceuticals — 3.21%
5,059	Bristol-Myers Squibb Co.	111
26,113	Eli Lilly & Co.	872
373	Endo Pharmaceuticals Holdings, Inc. (a)	7
8,110	Forest Laboratories, Inc. (a)	178
59,958	Johnson & Johnson, Inc.	3,154
6,821	King Pharmaceuticals, Inc. (a)	48
44,217	Merck & Co., Inc.	1,183
7,091	Mylan Laboratories, Inc. (a)	95
195,482	Pfizer, Inc.	2,662
1,595	Watson Pharmaceuticals, Inc. (a)	50
38,449	Wyeth	1,655

		10,015

	Photographic Products — 0.01%
7,297	Eastman Kodak Co.	28

	Property & Casualty Insurance — 0.86%
150	Alleghany Corp. (a)	40
1,362	Allied World Assurance Holdings Ltd.	52
3,148	AXIS Capital Holdings Ltd.	71
4,290	Cincinnati Financial Corp.	98
619	CNA Financial Corp.	6
837	Erie Indemnity Co., Class - A	29
6,110	Fidelity National Financial, Inc., Class - A	119
1,548	Hanover Insurance Group, Inc.	45
338	Markel Corp. (a)	96
6,570	MBIA, Inc. (a)	30
847	Mercury General Corp.	25
6,714	Old Republic International Corp.	73
625	OneBeacon Insurance Group Ltd.	6
15,969	The Allstate Corp.	306
10,575	The Chubb Corp.	447
2,577	The First American Corp.	68
19,669	The Progressive Corp. (a)	264
17,466	The Travelers Cos., Inc.	710
4,010	W.R. Berkley Corp.	90
39	Wesco Financial Corp.	11
266	White Mountains Insurance Group Ltd.	46
9,646	XL Capital Ltd., Class - A	53

		2,685

	Publishing — 0.07%
5,931	Gannett Co., Inc.	13
1,102	Meredith Corp.	18
293	The E.W. Scripps Co., Class - A	—
4,750	The McGraw-Hill Cos., Inc.	109
3,638	The New York Times Co., Class - A	17
183	The Washington Post Co., Class - B	65

		222

	Railroads — 0.09%
350	Kansas City Southern Industries, Inc. (a)	4
7,761	Norfolk Southern Corp.	262

		266

	Real Estate Investment Trusts — 0.12%
2,258	Apartment Investment & Management Co., Class - A	12
2,189	AvalonBay Communities, Inc.	103
1,378	BRE Properties, Class - A	27
443	Camden Property Trust	9
7,888	Equity Residential	145
610	Essex Property Trust, Inc.	35

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Investment Trusts (continued)
4,154	UDR, Inc.	$36

		367

	Real Estate Services — 0.01%
4,328	CB Richard Ellis Group, Inc., Class - A (a)	18
1,044	Jones Lang LaSalle, Inc.	24

		42

	Regional Banks — 0.59%
3,557	Associated Banc-Corp	55
2,419	BancorpSouth, Inc.	50
1,306	Bank of Hawaii Corp.	43
15,858	BB&T Corp.	268
579	BOK Financial Corp.	20
4,644	CapitalSource, Inc.	6
1,089	City National Corp.	37
1,761	Commerce Bancshares, Inc.	64
1,737	Cullen/Frost Bankers, Inc.	82
14,012	Fifth Third Bancorp	41
192	First Citizens BancShares, Inc., Class - A	25
6,266	First Horizon National Corp.	67
5,202	Fulton Financial Corp.	34
10,249	Huntington Bancshares, Inc.	17
14,410	KeyCorp	113
1,943	M & T Bank Corp.	88
7,823	Marshall & Ilsley Corp.	44
12,325	PNC Financial Services Group, Inc.	361
8,165	Popular, Inc.	18
20,434	Regions Financial Corp.	87
10,323	SunTrust Banks, Inc.	121
8,205	Synovus Financial Corp.	27
3,711	TCF Financial Corp.	44
3,670	Valley National Bancorp	45
1,305	Webster Financial Corp.	6
1,999	Whitney Holding Corp.	23
1,744	Wilmington Trust Corp.	17
3,248	Zions Bancorp	32

		1,835

	Reinsurance — 0.16%
1,296	Arch Capital Group Ltd. (a)	70
1,394	Endurance Specialty Holdings Ltd.	35
1,843	Everest Re Group Ltd.	130
1,522	PartnerRe Ltd.	94
1,937	Reinsurance Group of America, Inc.	63
1,711	RenaissanceRe Holdings Ltd.	85
657	Transatlantic Holdings, Inc.	23

		500

	Research and Consulting Services — 0.03%
1,665	Equifax, Inc.	41
497	The Dun & Bradstreet Corp.	38

		79

	Restaurants — 0.05%
3,024	McDonald’s Corp.	165

	Retail REITs — 0.06%
1,665	CBL & Associates Properties, Inc.	4
2,830	Developers Diversified Realty Corp.	6
1,198	Federal Realty Investment Trust	55
2,170	General Growth Properties, Inc.	2
6,354	Kimco Realty Corp.	48
2,033	Regency Centers Corp.	54
1,988	Weingarten Realty Investors	19

		188

	Security & Alarm Services — 0.00%
473	Corrections Corp. of America (a)	6

	Semiconductor Equipment — 0.02%
441	KLA-Tencor Corp.	9
341	Lam Research Corp. (a)	8
2,056	Novellus Systems (a)	34
1,461	Teradyne, Inc. (a)	6

		57

	Semiconductors — 0.20%
17,454	Advanced Micro Devices, Inc. (a)	53
4,273	Atmel Corp. (a)	16
1,602	Cree, Inc. (a)	38
3,165	Fairchild Semiconductor International, Inc. (a)	12
2,922	Integrated Device Technology, Inc. (a)	13
22,573	Intel Corp.	340
1,779	International Rectifier Corp. (a)	24
2,428	Intersil Corp., Class - A	28
4,268	LSI Logic Corp. (a)	13
18,809	Micron Technology, Inc. (a)	76

		613

	Soft Drinks — 0.44%
8,966	Coca Cola Enterprises, Inc.	118
7,180	Dr. Pepper Snapple Group, Inc. (a)	122
1,639	PepsiAmericas, Inc.	28
2,783	PepsiCo, Inc.	143
19,785	The Coca Cola Co.	870
3,851	The Pepsi Bottling Group, Inc.	85

		1,366

	Specialized Consumer Services — 0.01%
7,896	Service Corp. International	27
150	Weight Watchers International, Inc.	3

		30

	Specialized Finance — 0.12%
11,385	CIT Group, Inc.	33
578	CME Group, Inc.	142
5,577	Moody’s Corp.	128
2,979	NYSE Euronext	53
1,807	The Nasdaq Stock Market, Inc. (a)	35

		391

	Specialized REITs — 0.25%
6,415	HCP, Inc.	114
2,712	Health Care REIT, Inc.	83
2,632	Hospitality Properties Trust	32
14,926	Host Hotels & Resorts, Inc.	58
2,612	Nationwide Health Properties, Inc.	58
3,315	Plum Creek Timber Co., Inc.	96
3,603	Public Storage, Inc.	199
2,003	Rayonier, Inc.	61
3,131	Ventas, Inc.	71

		772

	Specialty Chemicals — 0.10%
1,244	Cytec Industries, Inc.	19
1,999	Lubrizol Corp.	68
230	Nalco Holding Co.	3
562	Rohm & Haas Co.	44
3,761	RPM International, Inc.	48
1,649	Sigma-Aldrich Corp.	62

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Chemicals (continued)
2,937	The Valspar Corp.	$59

		303

	Specialty Stores — 0.04%
1,077	Barnes & Noble, Inc.	23
6,500	Office Depot, Inc. (a)	8
1,644	OfficeMax, Inc.	5
2,584	Signet Jewelers Ltd.	30
3,157	Staples, Inc.	57

		123

	Steel — 0.13%
1,068	Carpenter Technology Corp.	15
3,108	Commercial Metals Co.	36
7,226	Nucor Corp.	276
1,785	Reliance Steel & Aluminum Co.	47
549	Schnitzer Steel Industries, Inc., Class - A	17
3,376	Steel Dynamics, Inc.	30
93	United States Steel Corp.	2

		423

	Systems Software — 0.16%
5,835	CA, Inc.	103
445	McAfee, Inc. (a)	15
5,342	Novell, Inc. (a)	23
24,343	Symantec Corp. (a)	363

		504

	Technology Distributors — 0.06%
3,405	Arrow Electronics, Inc. (a)	65
2,553	Avnet, Inc. (a)	45
4,676	Ingram Micro, Inc., Class - A (a)	59
1,171	Tech Data Corp. (a)	25

		194

	Thrifts & Mortgage Finance — 0.17%
2,146	Astoria Financial Corp.	20
423	Capitol Federal Financial	16
31,828	Fannie Mae	22
446	Freddie Mac	—
9,555	Hudson City Bancorp, Inc.	112
2,950	MGIC Investment Corp.	4
9,666	New York Community Bancorp	108
9,935	Peoples United Financial, Inc.	179
2,564	TFS Financial Corp.	31
77	Tree.com, Inc. (a)	—
2,632	Washington Federal, Inc.	35
36,120	Washington Mutual, Inc.	2

		529

	Tires & Rubber — 0.01%
2,818	The Goodyear Tire & Rubber Co. (a)	18

	Tobacco — 0.18%
15,324	Altria Group, Inc.	246
2,418	Lorillard, Inc.	149
4,914	Reynolds American, Inc.	176

		571

	Trading Companies & Distributors — 0.01%
1,354	GATX Corp.	28
1,223	United Rentals, Inc. (a)	5

Shares or Principal Amount (000)
441	WESCO International, Inc. (a)	8

		41

	Trucking — 0.03%
1,644	Avis Budget Group, Inc. (a)	2
970	Con-Way, Inc.	17
8,718	Hertz Global Holdings, Inc. (a)	34
1,072	Ryder System, Inc.	30

		83

	Water Utilities — 0.04%
1,879	American Water Works Co., Inc.	36
3,913	Aqua America, Inc.	78

		114

	Wireless Telecommunication Services — 0.17%
173	Clearwire Corp., Class - A (a)	1
6,554	Crown Castle International Corp. (a)	134
1,362	Leap Wireless International, Inc. (a)	47
80,532	Sprint Nextel Corp. (a)	288
1,624	Telephone & Data Systems, Inc.	43
268	United States Cellular Corp. (a)	9

		522

	Total SSgA Funds Management, Inc.	104,213

	Total Common Stocks	302,359

	Time Deposits — 1.78%
	AllianceBernstein L.P. — 0.97%
$3,038	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	3,038
	Institutional Capital, LLC — 0.81%
2,522	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	2,522

	Total Time Deposits	5,560

	Money Market Mutual Funds — 0.62%
	SSgA Funds Management, Inc. — 0.62%
1,099,799	Alliance Money Market Fund Prime Portfolio, 0.35% (b)	1,100
855,465	Federated Prime Obligations Portfolio, 1.07% (b)	855

	Total Money Market Mutual Funds	1,955

	Treasury Bills — 0.10%
	SSgA Funds Management, Inc. — 0.10%
$302	U.S. Treasury Bill, 0.16%, 6/11/09 (c)(d)	302

	Total Treasury Bills	302

	Total Investments
	(cost $393,317) — 99.31%	310,176
	Other assets in excess of liabilities — 0.69%	2,152

	Net Assets — 100.00%	$312,328

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009.
(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

ADR	—	American Depositary Receipt

MGIC	—	Mortgage Guarantee Insurance Corporation

REITs	—	Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
7	S&P 400 E-mini Future	$342	Jun-09	$24
51	S&P 500 E-mini Future	2,027	Jun-09	102

				$126

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.07%
	Jennison Associates LLC — 37.15%
	Aerospace & Defense — 1.01%
54,438	Lockheed Martin Corp.	$3,758
82,222	Raytheon Co.	3,201

		6,959

	Application Software — 0.62%
200,266	Adobe Systems, Inc. (a)	4,284

	Biotechnology — 2.88%
116,868	Celgene Corp. (a)	5,189
291,041	Gilead Sciences, Inc. (a)	13,481
41,900	Vertex Pharmaceuticals, Inc. (a)	1,204

		19,874

	Communications Equipment — 3.69%
557,571	Cisco Systems, Inc. (a)	9,350
271,621	Qualcomm, Inc.	10,569
130,486	Research In Motion Ltd. (a)	5,620

		25,539

	Computer Hardware — 2.59%
68,871	Apple, Inc. (a)	7,240
168,131	Hewlett Packard Co.	5,390
54,300	International Business Machines Corp.	5,261

		17,891

	Data Processing & Outsourced Services — 1.53%
22,900	MasterCard, Inc. Class - A	3,835
121,614	Visa, Inc., Class - A	6,762

		10,597

	Drug Retail — 0.37%
92,382	CVS Caremark Corp.	2,540

	Fertilizers & Agricultural Chemicals — 1.22%
101,135	Monsanto Co.	8,404

	Footwear — 0.61%
90,617	NIKE, Inc., Class - B	4,249

	Health Care Equipment — 1.16%
156,800	Baxter International, Inc.	8,031

	Health Care Services — 0.85%
141,829	Medco Health Solutions, Inc. (a)	5,863

	Health Care Supplies — 0.81%
61,529	Alcon, Inc.	5,594

	Household Products — 1.12%
131,232	Colgate-Palmolive Co.	7,740

	Hypermarkets & Super Centers — 2.20%
141,053	Costco Wholesale Corp.	6,534
166,068	Wal-Mart Stores, Inc.	8,652

		15,186

	Integrated Oil & Gas — 0.57%
70,853	Occidental Petroleum Corp.	3,943

	Internet Retail — 1.43%
135,012	Amazon.com, Inc. (a)	9,915

	Internet Software & Services — 1.90%
37,658	Google, Inc., Class - A (a)	13,107

	Investment Banking & Brokerage — 1.69%
385,627	Charles Schwab Corp.	5,977
53,840	Goldman Sachs Group, Inc.	5,708

		11,685

	Life Sciences Tools & Services — 0.50%
97,307	Thermo Fisher Scientific, Inc. (a)	3,471

	Movies & Entertainment — 0.61%
231,572	The Walt Disney Co.	4,205

	Oil & Gas Equipment & Services — 0.55%
93,668	Schlumberger Ltd.	3,805

	Oil & Gas Exploration & Production — 0.88%
122,899	Southwestern Energy Co. (a)	3,649
78,800	XTO Energy, Inc.	2,413

		6,062

	Packaged Foods & Meats — 0.42%
95,400	Cadbury PLC - Sponsored ADR	2,891

	Pharmaceuticals — 4.13%
152,623	Abbott Laboratories	7,280
161,155	Mylan Laboratories, Inc. (a)	2,161
143,120	Roche Holdings AG - ADR	4,923
63,530	Shire PLC-ADR	2,283
193,512	Teva Pharmaceutical Industries Ltd. - ADR	8,718
74,155	Wyeth	3,192

		28,557

	Semiconductor Equipment — 0.57%
245,000	Applied Materials, Inc.	2,634
66,000	KLA-Tencor Corp.	1,320

		3,954

	Semiconductors — 0.64%
294,800	Intel Corp.	4,437

	Soft Drinks — 1.29%
88,300	PepsiCo, Inc.	4,546
99,662	The Coca-Cola Co.	4,380

		8,926

	Specialty Stores — 0.14%
52,300	Staples, Inc.	947

	Systems Software — 1.17%
240,000	Microsoft Corp.	4,409
203,150	Oracle Corp. (a)	3,671

		8,080

	Total Jennison Associates LLC	256,736

	SSgA Funds Management, Inc. — 23.30%
	Advertising — 0.05%
493	Clear Channel Outdoor Holdings, Inc. (a)	2
3,408	Lamar Advertising Co. (a)	33
11,240	Omnicom Group, Inc.	263
16,664	The Interpublic Group of Cos., Inc. (a)	69

		367

	Aerospace & Defense — 0.76%
471	Alliant Techsystems, Inc. (a)	32
2,836	BE Aerospace, Inc. (a)	25
29,397	Boeing Co.	1,046
4,952	Goodrich Corp.	188
29,016	Honeywell International, Inc.	808
5,411	ITT Corp.	208
3,698	L-3 Communications Holdings, Inc.	251
12,846	Lockheed Martin Corp.	887
3,492	Northrop Grumman Corp.	152
5,301	Precision Castparts Corp.	317
5,786	Raytheon Co.	225
6,025	Rockwell Collins, Inc.	197

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
21,752	United Technologies Corp.	$935

		5,271

	Air Freight & Logistics — 0.27%
6,530	C.H. Robinson Worldwide, Inc.	298
8,366	Expeditors International of Washington, Inc.	237
26,828	United Parcel Service, Inc., Class - B	1,320
3,287	UTI Worldwide, Inc.	39

		1,894

	Airlines — 0.01%
4,465	AMR Corp. (a)	14
842	Copa Holdings SA, Class - A	24
4,769	Delta Air Lines, Inc. (a)	27

		65

	Alternative Carriers — 0.01%
55,485	Level 3 Communications, Inc. (a)	51

	Aluminum — 0.03%
29,892	Alcoa, Inc.	219
242	Century Aluminum Co. (a)	1

		220

	Apparel Retail — 0.15%
3,250	Abercrombie & Fitch Co., Class - A	77
5,024	American Eagle Outfitters, Inc.	62
581	AnnTaylor Stores Corp. (a)	3
2,121	Guess?, Inc.	45
7,277	Limited Brands, Inc.	63
5,270	Ross Stores, Inc.	189
9,021	The Gap, Inc.	117
16,250	The TJX Cos., Inc.	417
4,351	Urban Outfitters, Inc. (a)	71

		1,044

	Apparel, Accessories & Luxury — 0.05%
12,176	Coach, Inc. (a)	203
3,905	Hanesbrands, Inc. (a)	38
1,588	Phillips-Van Heusen Corp.	36
2,091	Polo Ralph Lauren Corp.	88

		365

	Application Software — 0.23%
20,845	Adobe Systems, Inc. (a)	446
3,145	Amdocs Ltd. (a)	58
3,197	ANSYS, Inc. (a)	80
8,850	Autodesk, Inc. (a)	149
6,860	Citrix Systems, Inc. (a)	155
6,144	Compuware Corp. (a)	40
1,718	FactSet Research Systems, Inc.	86
12,623	Intuit, Inc. (a)	341
7,876	Nuance Communications, Inc. (a)	86
3,931	Salesforce.com, Inc. (a)	129

		1,570

	Asset Management & Custody Banks — 0.20%
1,588	Affiliated Managers Group, Inc. (a)	66
503	BlackRock, Inc., Class - A	65
3,906	Eaton Vance Corp.	89
3,350	Federated Investors, Inc.	75
3,075	Franklin Resources, Inc.	166
840	GLG Partners, Inc.	2
1,843	Invesco Ltd.	26
4,947	Janus Capital Group, Inc.	33
7,748	Northern Trust Corp.	464
5,093	SEI Investments Co.	62
10,216	T. Rowe Price Group, Inc.	295
3,123	Waddell & Reed Financial, Inc., Class - A	56

		1,399

	Auto Parts & Equipment — 0.03%
3,865	BorgWarner, Inc.	78
5,872	Gentex Corp.	59
2,969	Johnson Controls, Inc.	36
1,972	WABCO Holdings, Inc.	24

		197

	Automobile Manufacturers — 0.00%
147	Thor Industries, Inc.	2

	Automotive Retail — 0.08%
3,570	Advance Auto Parts, Inc.	147
1,415	AutoZone, Inc. (a)	230
8,273	CarMax, Inc. (a)	103
2,023	O’Reilly Automotive, Inc. (a)	71

		551

	Biotechnology — 0.60%
5,558	Amylin Pharmaceuticals, Inc. (a)	65
11,154	Biogen Idec, Inc. (a)	585
3,756	BioMarin Pharmaceutical, Inc. (a)	46
17,951	Celgene Corp. (a)	797
2,674	Cephalon, Inc. (a)	182
10,456	Genzyme Corp. (a)	621
36,143	Gilead Sciences, Inc. (a)	1,674
308	New Abraxis, Inc. (a)	15
6,327	Vertex Pharmaceuticals, Inc. (a)	182

		4,167

	Broadcasting — 0.00%
1,040	Central Eurpoean Media Enterprises Ltd., Class - A (a)	12

	Building Products — 0.01%
1,805	Lennox International, Inc.	48
610	USG Corp. (a)	4

		52

	Cable & Satellite — 0.24%
31,294	Comcast Corp., Class - A	427
21,362	DirecTV Group, Inc. (a)	487
7,691	DISH Network Corp., Class - A (a)	85
4,787	Liberty Global, Inc., Class - A (a)	70
19,727	Liberty Media Corp. - Entertainment, Class - A (a)	393
128,577	Sirius XM Radio, Inc. (a)	45
6,894	Time Warner Cable, Inc., Class - A (a)	171

		1,678

	Casinos & Gaming — 0.04%
11,591	International Game Technology, Inc.	107
5,803	Las Vegas Sands Corp. (a)	17
3,706	MGM Mirage, Inc. (a)	9
2,319	Penn National Gaming, Inc. (a)	56
2,533	Scientific Games Corp., Class - A (a)	31
2,216	Wynn Resorts Ltd. (a)	44

		264

	Catalog Retail — 0.00%
35	HSN, Inc. (a)	—

	Coal & Consumable Fuels — 0.10%
2,542	Alpha Natural Resources, Inc. (a)	45
5,391	Arch Coal, Inc.	72
7,193	CONSOL Energy, Inc.	182

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Coal & Consumable Fuels (continued)
1,557	Foundation Coal Holdings, Inc.	$22
3,328	Massey Energy Co.	34
3,166	Patriot Coal Corp. (a)	12
10,308	Peabody Energy Corp.	258
2,121	Walter Industries, Inc.	48

		673

	Commodity Chemicals — 0.01%
5,188	Celanese Corp., Class - A	69

	Communications Equipment — 1.12%
891	Brocade Communications Systems, Inc. (a)	3
3,397	Ciena Corp. (a)	26
229,734	Cisco Systems, Inc. (a)	3,853
2,216	Commscope, Inc. (a)	25
61,726	Corning, Inc.	819
39	EchoStar Corp., Class - A (a)	1
3,153	F5 Networks, Inc. (a)	66
5,308	Harris Corp.	154
4,623	JDS Uniphase Corp. (a)	15
20,566	Juniper Networks, Inc. (a)	310
62,978	Qualcomm, Inc.	2,450

		7,722

	Computer & Electronics Retail — 0.10%
13,111	Best Buy Co., Inc.	498
6,086	Gamestop Corp. (a)	170

		668

	Computer Hardware — 1.83%
34,307	Apple, Inc. (a)	3,606
71,128	Dell, Inc. (a)	674
2,082	Diebold, Inc.	45
95,849	Hewlett Packard Co.	3,073
53,384	International Business Machines Corp.	5,172
5,878	NCR Corp. (a)	47
3,692	Teradata Corp. (a)	60

		12,677

	Computer Storage & Peripherals — 0.16%
56,359	EMC Corp. (a)	642
12,927	Network Appliance, Inc. (a)	192
1,796	SanDisk Corp. (a)	23
9,292	Seagate Technology	56
8,813	Western Digital Corp. (a)	170

		1,083

	Construction & Engineering — 0.12%
3,701	AECOM Technology Corp. (a)	96
6,976	Fluor Corp.	241
4,546	Jacobs Engineering Group, Inc. (a)	176
5,205	KBR, Inc.	72
5,627	Quanta Services, Inc. (a)	121
3,245	The Shaw Group, Inc. (a)	89
573	URS Corp. (a)	23

		818

	Construction & Farm Machinery — 0.29%
2,547	AGCO Corp. (a)	50
2,889	Bucyrus International, Inc.	44
24,013	Caterpillar, Inc.	671
8,002	Cummins Engine, Inc.	203
16,854	Deere & Co.	554
3,847	Joy Global, Inc.	82
3,832	Manitowoc Co., Inc.	12
2,035	Oshkosh Truck Corp.	14
14,311	PACCAR, Inc.	369
1,479	Toro Co.	36

		2,035

	Construction Materials — 0.02%
1,457	Eagle Materials, Inc.	35
1,510	Martin Marietta Materials, Inc.	120

		155

	Consumer Electronics — 0.02%
4,841	Garmin Ltd.	103
1,572	Harman International Industries, Inc.	21

		124

	Consumer Finance — 0.08%
33,054	American Express Co.	451
15,403	SLM Corp. (a)	76

		527

	Data Processing & Outsourced Services — 0.56%
1,003	Affiliated Computer Services, Inc., Class - A (a)	48
2,738	Alliance Data Systems Corp. (a)	101
20,228	Automatic Data Processing, Inc.	711
5,310	Broadridge Financial Solutions, Inc.	99
1,367	DST Systems, Inc. (a)	47
1,652	Fidelity National Information Services, Inc.	30
6,175	Fiserv, Inc. (a)	225
2,338	Genpact Ltd. (a)	21
3,197	Global Payments, Inc.	107
3,687	Hewitt Associates, Inc., Class - A (a)	110
826	Lender Processing Services, Inc.	25
2,849	Mastercard, Inc., Class - A	477
3,731	Metavante Technologies, Inc. (a)	75
3,233	NeuStar, Inc. (a)	54
12,658	Paychex, Inc.	325
28,181	The Western Union Co.	354
6,214	Total Systems Services, Inc.	86
17,540	Visa, Inc., Class - A	975

		3,870

	Department Stores — 0.07%
9,243	Kohl’s Corp. (a)	391
6,878	Nordstrom, Inc.	115

		506

	Distillers & Vintners — 0.02%
2,836	Brown-Forman Corp., Class - B	110
1,079	Central European Distribution Corp. (a)	12

		122

	Distributors — 0.01%
5,566	LKQ Corp. (a)	79

	Diversified Chemicals — 0.01%
984	FMC Corp.	43
400	Huntsman Corp.	1
620	PPG Industries, Inc.	23

		67

	Diversified Metals & Mining — 0.02%
8,225	Southern Copper Corp.	143

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Metals & Mining (continued)
265	Titanium Metals Corp.	$2

		145

	Diversified Real Estate Activities — 0.01%
2,994	The St. Joe Co. (a)	50

	Diversified Support Services — 0.03%
2,541	Copart, Inc. (a)	75
7,079	Iron Mountain, Inc. (a)	157

		232

	Drug Retail — 0.25%
30,202	CVS Caremark Corp.	830
35,892	Walgreen Co.	932

		1,762

	Education Services — 0.11%
4,915	Apollo Group, Inc., Class - A (a)	385
2,447	DeVry, Inc.	118
1,504	ITT Educational Services, Inc. (a)	183
520	Strayer Education, Inc.	93

		779

	Electric Utilities — 0.22%
6,628	Allegheny Energy, Inc.	154
125	DPL, Inc.	3
5,288	Entergy Corp.	360
12,854	Exelon Corp.	583
2,201	NV Energy, Inc.	21
14,627	PPL Corp.	420

		1,541

	Electrical Components & Equipment — 0.26%
3,947	AMETEK, Inc.	124
4,958	Cooper Industries Ltd., Class - A	128
30,559	Emerson Electric Co.	873
1,727	First Solar, Inc. (a)	229
2,221	General Cable Corp. (a)	44
890	Hubbell, Inc., Class - B	24
5,869	Rockwell Automation, Inc.	128
3,595	Roper Industries, Inc.	153
3,318	SunPower Corp., Class - A (a)	79

		1,782

	Electronic Components — 0.04%
6,576	Amphenol Corp., Class - A	187
1,948	Dolby Laboratories, Inc., Class - A (a)	67

		254

	Electronic Equipment & Instruments — 0.07%
13,658	Agilent Technologies, Inc. (a)	210
5,505	FLIR Systems, Inc. (a)	113
1,301	Itron, Inc. (a)	61
1,362	Mettler-Toledo International, Inc. (a)	70
1,856	National Instruments Corp.	35

		489

	Electronic Manufacturing Services — 0.02%
3,639	Jabil Circuit, Inc.	20
1,515	Molex, Inc.	21
4,599	Trimble Navigation Ltd. (a)	70

		111

	Environmental & Facilities Services — 0.06%
4,554	Covanta Holding Corp. (a)	60
5,320	Republic Services, Inc., Class - A	91
3,400	Stericycle, Inc. (a)	162
5,185	Waste Management, Inc.	133

		446

	Fertilizers & Agricultural Chemicals — 0.34%
1,799	CF Industries Holdings, Inc.	128
790	Intrepid Potash, Inc. (a)	14
21,470	Monsanto Co.	1,784
3,870	Terra Industries, Inc.	109
5,947	The Mosaic Co.	250
1,390	The Scotts Miracle-Gro Co., Class - A	48

		2,333

	Food Distributors — 0.08%
23,066	Sysco Corp.	526

	Food Retail — 0.05%
11,016	Kroger Co.	234
5,405	Whole Foods Market, Inc.	91

		325

	Footwear — 0.09%
13,591	NIKE, Inc., Class - B	637

	Gas Utilities — 0.04%
573	Energen Corp.	17
4,919	EQT Corp.	154
2,494	Questar Corp.	73

		244

	General Merchandise Stores — 0.18%
3,219	Big Lots, Inc. (a)	67
3,564	Dollar Tree, Inc. (a)	159
568	Family Dollar Stores, Inc.	19
28,650	Target Corp.	985

		1,230

	Gold — 0.12%
18,737	Newmont Mining Corp.	839

	Health Care Distributors — 0.12%
759	AmerisourceBergen Corp.	25
10,219	Cardinal Health, Inc.	322
3,090	Henry Schein, Inc. (a)	123
7,542	McKesson Corp.	264
4,596	Patterson Cos., Inc. (a)	87

		821

	Health Care Equipment — 0.80%
24,620	Baxter International, Inc.	1,261
1,887	Beckman Coulter, Inc.	96
9,384	Becton, Dickinson & Co.	631
3,487	Boston Scientific Corp. (a)	28
3,770	C.R. Bard, Inc.	301
2,091	Edwards Lifesciences Corp. (a)	127
2,021	Gen-Probe, Inc. (a)	92
125	Hill-Rom Holdings, Inc.	1
4,910	Hologic, Inc. (a)	64
868	Hospira, Inc. (a)	27
2,286	IDEXX Laboratories, Inc. (a)	79
1,510	Intuitive Surgical, Inc. (a)	144
2,299	Kinetic Concepts, Inc. (a)	49
43,937	Medtronic, Inc.	1,295
3,050	ResMed, Inc. (a)	108
13,273	St. Jude Medical, Inc. (a)	482
11,783	Stryker Corp.	401
4,968	Varian Medical Systems, Inc. (a)	151

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment (continued)
6,146	Zimmer Holdings, Inc. (a)	$224

		5,561

	Health Care Facilities — 0.02%
884	Community Health Systems, Inc. (a)	14
7,542	Health Management Associates, Inc., Class - A (a)	19
13,326	Tenet Healthcare Corp. (a)	15
3,267	VCA Antech, Inc. (a)	74

		122

	Health Care Services — 0.28%
3,417	DaVita, Inc. (a)	150
8,099	Express Scripts, Inc. (a)	374
4,390	Laboratory Corp. of America Holdings (a)	257
2,588	Lincare Holdings, Inc. (a)	56
19,874	Medco Health Solutions, Inc. (a)	821
1,691	MEDNAX, Inc. (a)	50
75	Omnicare, Inc.	2
4,966	Quest Diagnostics, Inc.	236

		1,946

	Health Care Supplies — 0.03%
5,901	Dentsply International, Inc.	158
1,449	Inverness Medical Innovations, Inc. (a)	39

		197

	Health Care Technology — 0.02%
2,555	Cerner Corp. (a)	112
623	HLTH Corp. (a)	7
1,458	IMS Health, Inc.	18

		137

	Home Entertainment Software — 0.07%
22,418	Activision Blizzard, Inc. (a)	234
12,509	Electronic Arts, Inc. (a)	228

		462

	Home Improvement Retail — 0.04%
3,029	Lowe’s Cos., Inc.	55
3,783	Sherwin-Williams Co.	197

		252

	Homebuilding — 0.00%
1	NVR, Inc. (a)	—
1,916	Pulte Homes, Inc.	21

		21

	Homefurnishing Retail — 0.03%
8,439	Bed Bath & Beyond, Inc. (a)	209
223	Williams-Sonoma, Inc.	2

		211

	Hotels, Resorts & Cruise Lines — 0.05%
3,362	Carnival Corp.	73
564	Choice Hotels International, Inc.	15
35	Interval Leisure Group, Inc. (a)	—
11,632	Marriott International, Inc., Class - A	190
549	Orient-Express Hotel Ltd., Class - A ADR	2
7,486	Starwood Hotels & Resorts Worldwide, Inc.	95

		375

	Household Products — 0.56%
2,764	Church & Dwight Co., Inc.	145
19,909	Colgate-Palmolive Co.	1,174
2,280	Energizer Holdings, Inc. (a)	113
6,566	Kimberly-Clark Corp.	303
43,789	Procter & Gamble Co.	2,062
1,727	The Clorox Co.	89

		3,886

	Human Resource & Employment Services — 0.02%
117	Manpower, Inc.	3
4,754	Monster Worldwide, Inc. (a)	39
5,331	Robert Half International, Inc.	95

		137

	Hypermarkets & Super Centers — 0.64%
17,008	Costco Wholesale Corp.	788
70,377	Wal-Mart Stores, Inc.	3,666

		4,454

	Independent Power Producers & Energy Traders — 0.07%
14,277	Calpine Corp. (a)	97
7,233	Constellation Energy Group	149
3,580	Mirant Corp. (a)	41
3,562	NRG Energy, Inc. (a)	63
26,528	The AES Corp. (a)	154

		504

	Industrial Conglomerates — 0.22%
27,556	3M Co.	1,370
39	Carlisle Cos., Inc.	1
9,048	McDermott International, Inc. (a)	121
10,187	Textron, Inc.	58

		1,550

	Industrial Gases — 0.20%
8,073	Air Products & Chemicals, Inc.	454
3,345	Airgas, Inc.	113
12,285	Praxair, Inc.	827

		1,394

	Industrial Machinery — 0.22%
6,839	Danaher Corp.	371
2,936	Donaldson Co., Inc.	79
6,189	Dover Corp.	163
3,019	Eaton Corp.	111
1,076	Flowserve Corp.	60
2,390	Graco, Inc.	41
3,167	Harsco Corp.	70
2,995	IDEX Corp.	66
737	Illinois Tool Works, Inc.	23
1,970	Ingersoll-Rand Co. Ltd., Class - A	27
1,351	John Bean Technologies Corp.	14
281	Kennametal, Inc.	5
984	Lincoln Electric Holding, Inc.	31
4,563	Pall Corp.	93
6,312	Parker-Hannifin Corp.	214
1,991	SPX Corp.	94
790	Valmont Industries, Inc.	40

		1,502

	Insurance Brokers — 0.00%
1,120	Brown & Brown, Inc.	21

	Integrated Oil & Gas — 0.75%
35,839	Exxon Mobil Corp.	2,441
11,041	Hess Corp.	598
7,279	Murphy Oil Corp.	326
32,114	Occidental Petroleum Corp.	1,787

		5,152

	Integrated Telecommunication Services — 0.04%
2,719	Embarq Corp.	103

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Integrated Telecommunication Services (continued)
2,813	Frontier Communications Corp.	$20
28,072	Qwest Communications International, Inc.	96
8,455	Windstream Corp.	68

		287

	Internet Retail — 0.15%
12,308	Amazon.com, Inc. (a)	904
1,579	priceline.com, Inc. (a)	124
35	Ticketmaster Entertainment, Inc. (a)	—

		1,028

	Internet Software & Services — 0.70%
6,262	Akamai Technologies, Inc. (a)	121
42,554	eBay, Inc. (a)	534
1,287	Equinix, Inc. (a)	72
9,188	Google, Inc., Class - A (a)	3,198
639	IAC/InterActiveCorp. (a)	10
1,084	Sohu.com, Inc. (a)	45
7,233	VeriSign, Inc. (a)	137
147	WebMD Health Corp., Class - A (a)	3
53,832	Yahoo!, Inc. (a)	690

		4,810

	Investment Banking & Brokerage — 0.16%
36,570	Charles Schwab Corp.	567
1,258	E*Trade Group, Inc. (a)	2
1,820	Goldman Sachs Group, Inc.	193
1,405	Investment Technology Group, Inc. (a)	36
2,847	Lazard Ltd., Class - A	84
766	MF Global Ltd. (a)	3
2,555	Morgan Stanley	58
9,734	TD Ameritrade Holding Corp. (a)	134

		1,077

	IT Consulting & Other Services — 0.13%
23,414	Accenture Ltd., Class - A	644
10,938	Cognizant Tech Solutions Corp. (a)	227
1,223	SAIC, Inc. (a)	23
3,213	Unisys Corp. (a)	2

		896

	Leisure Products — 0.01%
2,166	Hasbro, Inc.	54

	Life & Health Insurance — 0.05%
18,677	AFLAC, Inc.	362

	Life Sciences Tools & Services — 0.16%
1,145	Charles River Laboratories International, Inc. (a)	31
2,562	Covance, Inc. (a)	91
4,838	Illumina, Inc. (a)	180
4,198	Life Technologies Corp. (a)	136
2,103	Millipore Corp. (a)	121
1,883	PerkinElmer, Inc.	24
4,246	Pharmaceutical Product Development, Inc.	101
1,440	Techne Corp.	79
5,598	Thermo Electron Corp. (a)	200
3,733	Waters Corp. (a)	138

		1,101

	Managed Health Care — 0.13%
11,711	Aetna, Inc.	285
1,349	CIGNA Corp.	24
1,179	Coventry Health Care, Inc. (a)	15
117	Health Net, Inc. (a)	2
3,581	Humana, Inc. (a)	93
17,770	UnitedHealth Group, Inc.	372
1,510	Wellcare Group, Inc. (a)	17
1,890	WellPoint, Inc. (a)	72

		880

	Marine — 0.01%
2,060	Kirby Corp. (a)	55

	Metal & Glass Containers — 0.04%
503	AptarGroup, Inc.	16
542	Ball Corp.	23
6,370	Crown Holdings, Inc. (a)	145
1,432	Greif, Inc., Class - A	48
2,074	Owens-Illinois, Inc. (a)	30

		262

	Motorcycle Manufacturers — 0.01%
7,864	Harley-Davidson, Inc.	105

	Movies & Entertainment — 0.13%
830	CTC Media, Inc. (a)	4
3,236	Dreamworks Animation SKG, Inc. (a)	70
36,530	News Corp., Class - A	242
8,191	The Walt Disney Co.	149
4,926	Time Warner, Inc.	95
19,999	Viacom, Inc., Class - B (a)	347

		907

	Multi-Utilities — 0.10%
8,847	CenterPoint Energy, Inc.	93
19,892	Public Service Enterprise Group, Inc.	586

		679

	Office Electronics — 0.01%
2,407	Zebra Technologies Corp., Class - A (a)	46

	Office REITs — 0.01%
1,866	Digital Realty Trust, Inc.	62
6	Kilroy Realty Corp.	—

		62

	Office Services & Supplies — 0.02%
7,435	Pitney Bowes, Inc.	174

	Oil & Gas Drilling — 0.07%
1,830	Atwood Oceanics, Inc. (a)	30
2,564	Diamond Offshore Drilling, Inc.	161
5,358	ENSCO International, Inc.	141
1,618	Nabors Industries Ltd. (a)	16
3,748	Patterson-UTI Energy, Inc.	34
4,573	Pride International, Inc. (a)	82
1,581	Rowan Cos., Inc.	19
1,171	Unit Corp. (a)	25

		508

	Oil & Gas Equipment & Services — 0.57%
11,793	Baker Hughes, Inc.	337
8,136	Cameron International Corp. (a)	178
3,467	Dresser-Rand Group, Inc. (a)	77
4,784	FMC Technologies, Inc. (a)	150
1,197	Global Industries Ltd. (a)	4
33,465	Halliburton Co.	518
156	Helix Energy Solutions Group, Inc. (a)	1
16,268	National Oilwell Varco, Inc. (a)	467
2,082	Oceaneering International, Inc. (a)	77
1,262	Oil States International, Inc. (a)	17
46,475	Schlumberger Ltd.	1,888
8,527	Smith International, Inc.	183
3,106	Superior Energy, Inc. (a)	40

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
3,055	TETRA Technologies, Inc. (a)	$10

		3,947

	Oil & Gas Exploration & Production — 0.28%
1,766	Cabot Oil & Gas Corp., Class - A	42
9,581	Chesapeake Energy Corp.	164
1,054	CNX Gas Corp. (a)	25
1,054	Continental Resources, Inc. (a)	22
9,126	Denbury Resources, Inc. (a)	136
573	Encore Acquisition Co. (a)	13
7,271	EOG Resources, Inc.	398
1	Hugoton Royalty Trust	—
2,255	Mariner Energy, Inc. (a)	18
434	Noble Energy, Inc.	23
9,391	Petrohawk Energy Corp. (a)	181
3,993	Plains Exploration & Production Co. (a)	69
3,809	Quicksilver Resources, Inc. (a)	21
5,828	Range Resources Corp.	240
3,640	SandRidge Energy, Inc. (a)	24
13,379	Southwestern Energy Co. (a)	397
976	St. Mary Land & Exploration Co.	13
1,323	W&T Offshore, Inc.	8
1,757	Whiting Petroleum Corp (a)	45
2,135	XTO Energy, Inc.	65

		1,904

	Oil & Gas Refining & Marketing — 0.03%
4,273	Frontier Oil Corp.	55
1,496	Holly Corp.	32
2,764	Sunoco, Inc.	73
1,418	Tesoro Corp.	19

		179

	Oil & Gas Storage & Transportation — 0.05%
5,778	El Paso Corp.	36
1,874	Frontline Ltd.	32
22,118	Williams Cos., Inc.	252

		320

	Packaged Foods & Meats — 0.12%
3,873	Campbell Soup Co.	106
4,012	Dean Foods Co. (a)	72
1,168	General Mills, Inc.	58
6,615	H.J. Heinz Co.	219
2,876	Hershey Foods Corp.	100
5,614	Kellogg Co.	206
1,699	McCormick & Co., Inc.	50
748	The J.M. Smucker Co.	28
1,593	Tyson Foods, Inc.	15

		854

	Paper Packaging — 0.00%
437	Packaging Corp. of America	6

	Personal Products — 0.07%
512	Alberto-Culver Co.	12
16,793	Avon Products, Inc.	323
1,047	Bare Escentuals, Inc. (a)	4
2,525	Herbalife Ltd.	38
900	Mead Johnson Nutrition Co., Class - A (a)	26
998	NBTY, Inc. (a)	14
3,707	The Estee Lauder Cos., Inc., Class - A	91

		508

	Pharmaceuticals — 1.32%
59,994	Abbott Laboratories	2,862
11,940	Allergan, Inc.	570
70,779	Bristol-Myers Squibb Co.	1,552
3,801	Eli Lilly & Co.	127
4,104	Endo Pharmaceuticals Holdings, Inc. (a)	73
1,010	Forest Laboratories, Inc., Class - A (a)	22
29,045	Johnson & Johnson	1,528
23,966	Merck & Co., Inc.	641
2,012	Mylan Laboratories, Inc. (a)	27
2,997	Perrigo Co.	74
63,475	Schering-Plough Corp.	1,495
3,778	Sepracor, Inc. (a)	55
3,617	Warner Chilcott Ltd., Class - A (a)	38
2,157	Watson Pharmaceuticals, Inc. (a)	67

		9,131

	Property & Casualty Insurance — 0.00%
1,101	AXIS Capital Holdings Ltd.	25
147	W.R. Berkley Corp.	3

		28

	Publishing — 0.03%
1,693	John Wiley & Sons, Inc.	51
681	Morningstar, Inc. (a)	23
6,391	The McGraw-Hill Cos., Inc.	146

		220

	Railroads — 0.30%
10,987	Burlington Northern Santa Fe Corp.	661
15,835	CSX Corp.	410
2,855	Kansas City Southern Industries, Inc. (a)	36
4,303	Norfolk Southern Corp.	145
20,244	Union Pacific Corp.	832

		2,084

	Real Estate Investment Trusts — 0.01%
984	Apartment Investment & Management Co., Class - A	5
1,132	Camden Property Trust	25
278	Essex Property Trust, Inc.	16

		46

	Real Estate Operating Companies — 0.00%
2,950	Forest City Enterprises, Inc., Class - A	11

	Real Estate Services — 0.00%
3,477	CB Richard Ellis Group, Inc., Class - A (a)	14

	Reinsurance — 0.00%
343	Transatlantic Holding, Inc.	12

	Research and Consulting Services — 0.05%
1,512	Dun & Bradstreet Corp.	117
2,505	Equifax, Inc.	61
1,982	FTI Consulting, Inc. (a)	98
1,727	IHS, Inc., Class - A (a)	71
1,232	The Corporate Executive Board Co.	18

		365

	Restaurants — 0.53%
3,517	Brinker International, Inc.	53
3,336	Burger King Holdings, Inc.	77
1,232	Chipotle Mexican Grill, Inc., Class - A (a)	82
5,551	Darden Restaurants, Inc.	190
40,043	McDonald’s Corp.	2,185
945	Panera Bread Co., Class - A (a)	53

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Restaurants (continued)
28,614	Starbucks Corp. (a)	$318
7,292	Tim Hortons, Inc.	185
18,527	YUM! Brands, Inc.	509

		3,652

	Retail REITs — 0.06%
551	Federal Realty Investment Trust	25
2,028	General Growth Properties, Inc.	1
8,768	Simon Property Group, Inc.	304
2,221	Taubman Centers, Inc.	38
2,872	The Macerich Co.	18

		386

	Security & Alarm Services — 0.01%
4,573	Corrections Corp. of America (a)	59
1,479	The Brink’s Co.	39

		98

	Semiconductor Equipment — 0.15%
52,846	Applied Materials, Inc.	568
5,963	KLA-Tencor Corp.	119
4,349	Lam Research Corp. (a)	99
8,435	MEMC Electronic Materials, Inc. (a)	139
1,266	Novellus Systems, Inc. (a)	21
4,175	Teradyne, Inc. (a)	18
2,842	Varian Semiconductor Equipment Associates, Inc. (a)	62

		1,026

	Semiconductors — 0.86%
1,208	Advanced Micro Devices, Inc. (a)	4
11,294	Altera Corp.	198
10,950	Analog Devices, Inc.	211
10,105	Atmel Corp. (a)	37
20,150	Broadcom Corp., Class - A (a)	403
1,310	Cree, Inc. (a)	31
5,330	Cypress Semiconductor Corp. (a)	36
3,055	Integrated Device Technology, Inc. (a)	14
192,465	Intel Corp.	2,897
253	International Rectifier Corp. (a)	3
1,691	Intersil Corp., Class - A	19
8,370	Linear Technology Corp.	192
18,425	LSI Logic Corp. (a)	56
19,195	Marvell Technology Group Ltd. (a)	176
6,922	Microchip Technology, Inc.	147
4,248	Micron Technology, Inc. (a)	17
8,565	National Semiconductor Corp.	88
21,865	NVIDIA Corp. (a)	215
16,604	ON Semiconductor Corp. (a)	65
4,343	Rambus, Inc. (a)	41
1,927	Silicon Laboratories, Inc. (a)	51
51,781	Texas Instruments, Inc.	855
10,573	Xilinx, Inc.	202

		5,958

	Soft Drinks — 0.85%
2,898	Hansen Natural Corp. (a)	104
57,955	PepsiCo, Inc.	2,983
63,699	The Coca-Cola Co.	2,800

		5,887

	Specialized Consumer Services — 0.05%
1,479	Brink’s Home Security Holdings, Inc. (a)	34
12,327	H & R Block, Inc.	224
2,586	Hillenbrand, Inc.	41
1,125	Weight Watchers International, Inc.	21

		320

	Specialized Finance — 0.12%
1,848	CME Group, Inc.	455
2,705	InterContinental Exchange, Inc. (a)	201
1,596	MSCI, Inc., Class - A (a)	27
5,903	NYSE Euronext	106
2,850	The Nasdaq Stock Market, Inc. (a)	56

		845

	Specialized REITs — 0.02%
1,115	HCP, Inc.	20
434	Health Care REIT, Inc.	13
100	Nationwide Health Properties, Inc.	2
2,099	Plum Creek Timber Co., Inc.	61
147	Rayonier, Inc.	4
868	Ventas, Inc.	20

		120

	Specialty Chemicals — 0.13%
3,470	Albemarle Corp.	76
6,849	Ecolab, Inc.	238
3,036	International Flavors & Fragrance, Inc.	92
5,032	Nalco Holding Co.	66
4,270	Rohm & Haas Co.	337
2,546	Sigma-Aldrich Corp.	96

		905

	Specialty Stores — 0.10%
3,280	Dick’s Sporting Goods, Inc. (a)	47
4,795	PetSmart, Inc.	101
23,344	Staples, Inc.	423
5,032	Tiffany & Co.	108

		679

	Steel — 0.06%
4,360	AK Steel Holding Corp.	31
3,795	Allegheny Technologies, Inc.	83
8	Carpenter Technology	—
4,504	Cliffs Natural Resources, Inc.	82
2,533	Nucor Corp.	97
1,757	Steel Dynamics, Inc.	15
4,121	United States Steel Corp.	87

		395

	Systems Software — 1.33%
7,287	BMC Software, Inc. (a)	241
6,801	CA, Inc.	120
5,114	McAfee, Inc. (a)	171
312,035	Microsoft Corp.	5,732
6,134	Novell, Inc. (a)	26
151,491	Oracle Corp. (a)	2,737
7,610	Red Hat, Inc. (a)	136
1,357	VMware, Inc., Class - A (a)	32

		9,195

	Technology Distributors — 0.01%
125	Arrow Electronics, Inc. (a)	2
2,547	Avnet, Inc. (a)	45
100	Tech Data Corp. (a)	2

		49

	Thrifts & Mortgage Finance — 0.02%
147	Capitol Federal Financial	6
26,512	Freddie Mac	20
6,784	Hudson City Bancorp, Inc.	79

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
22	Tree.com, Inc. (a)	$—

		105

	Tires & Rubber — 0.01%
6,056	Goodyear Tire & Rubber Co. (a)	38

	Tobacco — 0.60%
61,389	Altria Group, Inc.	984
3,562	Lorillard, Inc.	220
82,053	Philip Morris International, Inc.	2,919

		4,123

	Trading Companies & Distributors — 0.06%
4,818	Fastenal Co.	155
39	GATX Corp.	1
1,857	MSC Industrial Direct Co., Inc., Class - A	58
3,001	W.W. Grainger, Inc.	210
1,145	WESCO International, Inc. (a)	21

		445

	Trucking — 0.02%
156	Con-Way, Inc.	3
320	Hertz Global Holdings, Inc. (a)	1
3,242	J.B. Hunt Transport Services, Inc.	78
1,891	Landstar System, Inc.	63
690	Ryder System, Inc.	20

		165

	Wireless Telecommunication Services — 0.14%
15,558	American Tower Corp., Class - A (a)	473
977	Clearwire Corp., Class - A (a)	5
2,273	Crown Castle International Corp. (a)	46
47	Leap Wireless International, Inc. (a)	2
9,089	MetroPCS Communications, Inc. (a)	155
6,289	NII Holdings, Inc., Class - B (a)	94
4,690	SBA Communications Corp. (a)	109
1,827	Telephone & Data Systems, Inc.	49
347	United States Cellular Corp. (a)	12

		945

	Total SSgA Funds Management, Inc.	161,052

	Sustainable Growth Advisers — 37.62%
	Application Software — 1.11%
218,094	SAP AG - ADR	7,696

	Asset Management & Custody Banks — 1.67%
374,253	State Street Corp.	11,519

	Biotechnology — 1.62%
188,001	Genzyme Corp. (a)	11,165

	Communications Equipment — 1.51%
268,783	Qualcomm, Inc.	10,458

	Computer Hardware — 1.23%
81,114	Apple, Inc. (a)	8,527

	Consumer Finance — 0.77%
392,052	American Express Co.	5,344

	Data Processing & Outsourced Services — 3.93%
350,786	Automatic Data Processing, Inc.	12,334
Shares or Principal Amount (000)
266,780	Visa, Inc., Class - A	14,834

		27,168

	Fertilizers & Agricultural Chemicals — 1.21%
100,870	Monsanto Co.	8,382

	Food Distributors — 1.54%
465,826	Sysco Corp.	10,621

	Health Care Distributors — 0.82%
141,182	Henry Schein, Inc. (a)	5,649

	Health Care Equipment — 2.25%
280,088	Medtronic, Inc.	8,254
199,309	Zimmer Holdings, Inc. (a)	7,275

		15,529

	Health Care Supplies — 0.79%
204,020	Dentsply International, Inc.	5,478

	Home Improvement Retail — 1.17%
442,869	Lowe’s Cos., Inc.	8,082

	Hotels, Resorts & Cruise Lines — 0.58%
243,400	Marriott International, Inc., Class - A	3,982

	Household Products — 1.42%
208,203	Procter & Gamble Co.	9,804

	Internet Retail — 1.73%
162,881	Amazon.Com, Inc. (a)	11,962

	Internet Software & Services — 1.47%
29,150	Google, Inc., Class - A (a)	10,146

	Oil & Gas Equipment & Services — 2.08%
322,010	National-Oilwell Varco, Inc. (a)	9,245
127,180	Schlumberger Ltd.	5,166

		14,411

	Pharmaceuticals — 1.89%
289,789	Teva Pharmaceutical Industries Ltd. - ADR	13,055

	Restaurants — 1.28%
793,667	Starbucks Corp. (a)	8,818

	Soft Drinks — 2.71%
155,948	PepsiCo, Inc.	8,028
243,618	The Coca-Cola Co.	10,707

		18,735

	Specialty Chemicals — 1.25%
249,717	Ecolab, Inc.	8,673

	Specialty Stores — 2.10%
802,197	Staples, Inc.	14,528

	Systems Software — 1.49%
559,297	Microsoft Corp.	10,274

	Total Sustainable Growth Advisers	260,006

	Total Common Stocks	677,794

	Time Deposits — 1.51%
	Jennison Associates LLC — 1.00%
$6,897	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	6,897
	Sustainable Growth Advisers — 0.51%
3,549	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	3,549

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits (continued)
	Total Time Deposits	10,446

	Money Market Mutual Funds — 0.39%
	SSgA Funds Management, Inc. — 0.39%
2,694,663	Alliance Money Market Fund Prime Portfolio, 0.35% (b)	$2,695
110	Federated Prime Obligations Portfolio, 1.07% (b)	—

	Total Money Market Mutual Funds	2,695

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
1,633	Fresenius Kabi Pharmaceuticals Holding, Inc.	1

	Total Rights	1

	U.S. Treasury Bills — 0.06%
	SSgA Funds Management, Inc. — 0.06%
$392	U.S. Treasury Bill, 0.18%, 6/11/09 (c)(d)	392

	Total U.S. Treasury Bills	392

	Total Investments
	(cost $775,208) — 100.03%	691,328
	Liabilities in excess of other assets — (0.03)%	(204)

	Net Assets — 100.00%	$691,124

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Rate disclosed represents effective yield at purchase.

ADR	—	American Depositary Receipt

REITs	—	Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
24	NASDAQ 100 E-mini Future	$594	Jun-09	$36
23	Russell 1000 mini Future	993	Jun-09	57
3	S&P 400 E-mini Future	146	Jun-09	10
28	S&P 500 E-mini Future	1,113	Jun-09	57

				$160

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.84%
	Jennison Associates LLC — 36.07%
	Aerospace & Defense — 0.95%
35,422	Lockheed Martin Corp.	$2,445
53,688	Raytheon Co.	2,091

		4,536

	Application Software — 0.63%
140,534	Adobe Systems, Inc. (a)	3,006

	Biotechnology — 2.78%
76,012	Celgene Corp. (a)	3,375
195,909	Gilead Sciences, Inc. (a)	9,075
28,000	Vertex Pharmaceuticals, Inc. (a)	804

		13,254

	Communications Equipment — 3.63%
365,049	Cisco Systems, Inc. (a)	6,122
183,299	Qualcomm, Inc.	7,132
93,754	Research In Motion Ltd. (a)	4,038

		17,292

	Computer Hardware — 2.55%
47,047	Apple, Inc. (a)	4,946
111,749	Hewlett Packard Co.	3,583
37,200	International Business Machines Corp.	3,604

		12,133

	Data Processing & Outsourced Services — 1.53%
16,100	MasterCard, Inc., Class - A	2,697
82,286	Visa, Inc., Class - A	4,575

		7,272

	Drug Retail — 0.43%
73,888	CVS Caremark Corp.	2,031

	Fertilizers & Agricultural Chemicals — 1.19%
68,065	Monsanto Co.	5,656

	Footwear — 0.58%
58,993	NIKE, Inc., Class - B	2,766

	Health Care Equipment — 1.11%
102,930	Baxter International, Inc.	5,272

	Health Care Services — 0.82%
94,941	Medco Health Solutions, Inc. (a)	3,925

	Health Care Supplies — 0.79%
41,551	Alcon, Inc.	3,777

	Household Products — 1.06%
85,538	Colgate-Palmolive Co.	5,045

	Hypermarkets & Super Centers — 2.13%
94,657	Costco Wholesale Corp.	4,385
110,462	Wal-Mart Stores, Inc.	5,755

		10,140

	Integrated Oil & Gas — 0.56%
47,697	Occidental Petroleum Corp.	2,654

	Internet Retail — 1.37%
89,148	Amazon.com, Inc. (a)	6,547

	Internet Software & Services — 1.81%
24,772	Google, Inc., Class - A (a)	8,622

	Investment Banking & Brokerage — 1.66%
257,053	Charles Schwab Corp.	3,985
36,920	Goldman Sachs Group, Inc.	3,914

		7,899

	Life Sciences Tools & Services — 0.49%
65,783	Thermo Fisher Scientific, Inc. (a)	2,346

	Movies & Entertainment — 0.59%
154,628	The Walt Disney Co.	2,808

	Oil & Gas Equipment & Services — 0.54%
63,802	Schlumberger Ltd.	2,592

	Oil & Gas Exploration & Production — 0.84%
79,491	Southwestern Energy Co. (a)	2,360
53,000	XTO Energy, Inc.	1,623

		3,983

	Packaged Foods & Meats — 0.41%
64,200	Cadbury PLC - Sponsored ADR	1,945

	Pharmaceuticals — 3.96%
101,377	Abbott Laboratories	4,836
104,745	Mylan Laboratories, Inc. (a)	1,405
98,000	Roche Holdings AG - ADR	3,371
41,470	Shire PLC-ADR	1,490
125,558	Teva Pharmaceutical Industries Ltd. - ADR	5,656
48,465	Wyeth	2,086

		18,844

	Semiconductor Equipment — 0.56%
165,000	Applied Materials, Inc.	1,774
44,100	KLA-Tencor Corp.	882

		2,656

	Semiconductors — 0.63%
199,400	Intel Corp.	3,001

	Soft Drinks — 1.24%
58,620	PepsiCo, Inc.	3,018
65,618	The Coca-Cola Co.	2,884

		5,902

	Specialty Stores — 0.11%
30,400	Staples, Inc.	551

	Systems Software — 1.12%
156,810	Microsoft Corp.	2,880
137,400	Oracle Corp. (a)	2,483

		5,363

	Total Jennison Associates LLC	171,818

	SSgA Funds Management, Inc. — 24.08%
	Advertising — 0.06%
827	Clear Channel Outdoor Holdings, Inc. (a)	3
2,048	Lamar Advertising Co. (a)	20
8,398	Omnicom Group, Inc.	196
10,592	The Interpublic Group of Cos., Inc. (a)	44

		263

	Aerospace & Defense — 0.79%
381	Alliant Techsystems, Inc. (a)	26
2,674	BE Aerospace, Inc. (a)	23
21,053	Boeing Co.	749
3,387	Goodrich Corp.	128
20,755	Honeywell International, Inc.	578
3,857	ITT Corp.	148
2,660	L-3 Communications Holdings, Inc.	180
9,175	Lockheed Martin Corp.	633
2,398	Northrop Grumman Corp.	105
3,914	Precision Castparts Corp.	235
4,084	Raytheon Co.	159
4,395	Rockwell Collins, Inc.	144

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
15,503	United Technologies Corp.	$666

		3,774

	Air Freight & Logistics — 0.28%
4,764	C.H. Robinson Worldwide, Inc.	217
5,871	Expeditors International of Washington, Inc.	166
19,082	United Parcel Service, Inc., Class - B	939
2,543	UTI Worldwide, Inc.	31

		1,353

	Airlines — 0.01%
3,545	AMR Corp. (a)	11
618	Copa Holdings SA, Class - A	18
3,871	Delta Air Lines, Inc. (a)	22

		51

	Alternative Carriers — 0.01%
40,095	Level 3 Communications, Inc. (a)	37

	Aluminum — 0.03%
20,918	Alcoa, Inc.	153
378	Century Aluminum Co. (a)	1

		154

	Apparel Retail — 0.16%
2,360	Abercrombie & Fitch Co., Class - A	56
3,166	American Eagle Outfitters, Inc.	39
429	AnnTaylor Stores Corp. (a)	2
1,619	Guess?, Inc.	34
4,874	Limited Brands, Inc.	42
3,587	Ross Stores, Inc.	129
6,691	The Gap, Inc.	87
11,970	The TJX Cos., Inc.	307
3,115	Urban Outfitters, Inc. (a)	51

		747

	Apparel, Accessories & Luxury — 0.05%
8,644	Coach, Inc. (a)	144
2,337	Hanesbrands, Inc. (a)	23
1,072	Phillips-Van Heusen Corp.	24
1,559	Polo Ralph Lauren Corp.	66

		257

	Application Software — 0.23%
14,949	Adobe Systems, Inc. (a)	320
2,175	Amdocs Ltd. (a)	40
2,293	ANSYS, Inc. (a)	58
6,150	Autodesk, Inc. (a)	103
4,879	Citrix Systems, Inc. (a)	111
3,946	Compuware Corp. (a)	26
1,112	FactSet Research Systems, Inc.	56
8,738	Intuit, Inc. (a)	236
5,174	Nuance Communications, Inc. (a)	56
2,947	Salesforce.com, Inc. (a)	96

		1,102

	Asset Management & Custody Banks — 0.21%
1,072	Affiliated Managers Group, Inc. (a)	45
327	BlackRock, Inc., Class - A	42
2,886	Eaton Vance Corp.	66
2,350	Federated Investors, Inc.	52
2,225	Franklin Resources, Inc.	120
950	GLG Partners, Inc.	3
1,277	Invesco Ltd.	18
3,973	Janus Capital Group, Inc.	26
5,571	Northern Trust Corp.	333
3,607	SEI Investments Co.	44
7,338	T. Rowe Price Group, Inc.	212
2,267	Waddell & Reed Financial, Inc., Class - A	41

		1,002

	Auto Parts & Equipment — 0.03%
2,645	BorgWarner, Inc.	54
3,838	Gentex Corp.	38
2,365	Johnson Controls, Inc.	28
1,742	WABCO Holdings, Inc.	22

		142

	Automobile Manufacturers — 0.00%
123	Thor Industries, Inc.	2

	Automotive Retail — 0.08%
2,540	Advance Auto Parts, Inc.	104
1,027	AutoZone, Inc. (a)	167
6,069	CarMax, Inc. (a)	76
1,367	O’Reilly Automotive, Inc. (a)	48

		395

	Biotechnology — 0.62%
3,872	Amylin Pharmaceuticals, Inc. (a)	46
8,133	Biogen Idec, Inc. (a)	426
2,574	BioMarin Pharmaceutical, Inc. (a)	32
12,880	Celgene Corp. (a)	572
1,831	Cephalon, Inc. (a)	125
7,546	Genzyme Corp. (a)	448
25,510	Gilead Sciences, Inc. (a)	1,182
149	New Abraxis, Inc. (a)	7
4,332	Vertex Pharmaceuticals, Inc. (a)	124

		2,962

	Broadcasting — 0.00%
950	Central Eurpoean Media Enterprises Ltd., Class - A (a)	11

	Building Products — 0.01%
1,225	Lennox International, Inc.	33
970	USG Corp. (a)	7

		40

	Cable & Satellite — 0.26%
23,053	Comcast Corp., Class - A	314
15,308	DirecTV Group, Inc. (a)	349
5,589	DISH Network Corp., Class - A (a)	62
3,643	Liberty Global, Inc., Class - A (a)	53
14,484	Liberty Media Corp. - Entertainment, Class - A (a)	289
111,373	Sirius XM Radio, Inc. (a)	39
4,916	Time Warner Cable, Inc., Class - A (a)	122

		1,228

	Casinos & Gaming — 0.04%
8,434	International Game Technology, Inc.	78
4,862	Las Vegas Sands Corp. (a)	15
3,057	MGM Mirage, Inc. (a)	7
1,851	Penn National Gaming, Inc. (a)	45
1,777	Scientific Games Corp., Class - A (a)	21
1,544	Wynn Resorts Ltd. (a)	31

		197

	Catalog Retail — 0.00%
49	HSN, Inc. (a)	—

	Coal & Consumable Fuels — 0.10%
1,768	Alpha Natural Resources, Inc. (a)	31
3,939	Arch Coal, Inc.	53
4,917	CONSOL Energy, Inc.	124

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Coal & Consumable Fuels (continued)
1,103	Foundation Coal Holdings, Inc.	$16
2,422	Massey Energy Co.	25
1,890	Patriot Coal Corp. (a)	7
7,661	Peabody Energy Corp.	192
1,539	Walter Industries, Inc.	35

		483

	Commodity Chemicals — 0.01%
3,442	Celanese Corp., Class - A	46

	Communications Equipment — 1.15%
1,399	Brocade Communications Systems, Inc. (a)	5
2,043	Ciena Corp. (a)	16
163,506	Cisco Systems, Inc. (a)	2,742
1,864	Commscope, Inc. (a)	21
44,114	Corning, Inc.	585
85	EchoStar Corp., Class - A (a)	1
2,127	F5 Networks, Inc. (a)	45
3,663	Harris Corp.	106
3,389	JDS Uniphase Corp. (a)	11
14,805	Juniper Networks, Inc. (a)	223
44,755	Qualcomm, Inc.	1,742

		5,497

	Computer & Electronics Retail — 0.10%
9,372	Best Buy Co., Inc.	356
4,464	Gamestop Corp. (a)	125

		481

	Computer Hardware — 1.89%
24,353	Apple, Inc. (a)	2,560
50,928	Dell, Inc. (a)	483
1,568	Diebold, Inc.	34
68,257	Hewlett Packard Co.	2,188
38,032	International Business Machines Corp.	3,685
3,942	NCR Corp. (a)	31
2,298	Teradata Corp. (a)	37

		9,018

	Computer Storage & Peripherals — 0.16%
40,430	EMC Corp. (a)	461
9,250	Network Appliance, Inc. (a)	137
1,144	SanDisk Corp. (a)	15
6,138	Seagate Technology	37
6,171	Western Digital Corp. (a)	119

		769

	Construction & Engineering — 0.12%
2,669	AECOM Technology Corp. (a)	69
4,844	Fluor Corp.	167
3,334	Jacobs Engineering Group, Inc. (a)	129
3,595	KBR, Inc.	50
4,193	Quanta Services, Inc. (a)	90
2,175	The Shaw Group, Inc. (a)	60
347	URS Corp. (a)	14

		579

	Construction & Farm Machinery — 0.30%
1,763	AGCO Corp. (a)	35
1,971	Bucyrus International, Inc.	30
17,225	Caterpillar, Inc.	482
5,494	Cummins Engine, Inc.	140
12,059	Deere & Co.	396
2,883	Joy Global, Inc.	61
3,248	Manitowoc Co., Inc.	11
1,195	Oshkosh Truck Corp.	8
10,257	PACCAR, Inc.	264
1,001	Toro Co.	24

		1,451

	Construction Materials — 0.02%
1,103	Eagle Materials, Inc.	27
1,060	Martin Marietta Materials, Inc.	84

		111

	Consumer Electronics — 0.02%
3,353	Garmin Ltd.	71
1,144	Harman International Industries, Inc.	16

		87

	Consumer Finance — 0.08%
23,742	American Express Co.	324
10,944	SLM Corp. (a)	54

		378

	Data Processing & Outsourced Services — 0.58%
652	Affiliated Computer Services, Inc., Class - A (a)	31
1,832	Alliance Data Systems Corp. (a)	68
14,522	Automatic Data Processing, Inc.	511
3,907	Broadridge Financial Solutions, Inc.	73
854	DST Systems, Inc. (a)	29
1,168	Fidelity National Information Services, Inc.	21
4,584	Fiserv, Inc. (a)	167
1,522	Genpact Ltd. (a)	13
2,213	Global Payments, Inc.	74
2,543	Hewitt Associates, Inc., Class - A (a)	76
584	Lender Processing Services, Inc.	18
2,040	Mastercard, Inc., Class - A	342
2,349	Metavante Technologies, Inc. (a)	47
2,177	NeuStar, Inc. (a)	36
8,791	Paychex, Inc.	226
20,491	The Western Union Co.	258
4,284	Total Systems Services, Inc.	59
12,503	Visa, Inc., Class - A	695

		2,744

	Department Stores — 0.07%
6,411	Kohl’s Corp. (a)	271
4,772	Nordstrom, Inc.	80

		351

	Distillers & Vintners — 0.02%
2,023	Brown-Forman Corp., Class - B	78
1,001	Central European Distribution Corp. (a)	11

		89

	Distributors — 0.01%
3,544	LKQ Corp. (a)	51

	Diversified Chemicals — 0.01%
746	FMC Corp.	32
740	Huntsman Corp.	2
470	PPG Industries, Inc.	18

		52

	Diversified Metals & Mining — 0.02%
6,035	Southern Copper Corp.	105

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Metals & Mining (continued)
422	Titanium Metals Corp.	$2

		107

	Diversified Real Estate Activities — 0.01%
2,179	The St. Joe Co. (a)	36

	Diversified Support Services — 0.03%
1,726	Copart, Inc. (a)	51
4,999	Iron Mountain, Inc. (a)	111

		162

	Drug Retail — 0.26%
21,285	CVS Caremark Corp.	585
25,586	Walgreen Co.	664

		1,249

	Education Services — 0.12%
3,546	Apollo Group, Inc., Class - A (a)	278
1,683	DeVry, Inc.	81
1,121	ITT Educational Services, Inc. (a)	136
378	Strayer Education, Inc.	68

		563

	Electric Utilities — 0.23%
4,562	Allegheny Energy, Inc.	106
225	DPL, Inc.	5
3,692	Entergy Corp.	251
9,176	Exelon Corp.	416
1,879	NV Energy, Inc.	18
10,502	PPL Corp.	302

		1,098

	Electrical Components & Equipment — 0.27%
2,943	AMETEK, Inc.	92
3,672	Cooper Industries Ltd., Class - A	95
21,916	Emerson Electric Co.	626
1,203	First Solar, Inc. (a)	160
1,369	General Cable Corp. (a)	27
740	Hubbell, Inc., Class - B	20
3,951	Rockwell Automation, Inc.	86
2,459	Roper Industries, Inc.	104
2,252	SunPower Corp., Class - A (a)	54

		1,264

	Electronic Components — 0.04%
4,764	Amphenol Corp., Class - A	136
1,328	Dolby Laboratories, Inc., Class - A (a)	45

		181

	Electronic Equipment & Instruments — 0.07%
9,811	Agilent Technologies, Inc. (a)	151
3,755	FLIR Systems, Inc. (a)	77
999	Itron, Inc. (a)	47
962	Mettler-Toledo International, Inc. (a)	49
1,634	National Instruments Corp.	31

		355

	Electronic Manufacturing Services — 0.02%
2,386	Jabil Circuit, Inc.	13
1,016	Molex, Inc.	14
3,271	Trimble Navigation Ltd. (a)	50

		77

	Environmental & Facilities Services — 0.07%
3,213	Covanta Holding Corp. (a)	42
3,808	Republic Services, Inc., Class - A	65
2,302	Stericycle, Inc. (a)	110
3,864	Waste Management, Inc.	99

		316

	Fertilizers & Agricultural Chemicals — 0.35%
1,371	CF Industries Holdings, Inc.	98
500	Intrepid Potash, Inc. (a)	9
15,139	Monsanto Co.	1,258
2,810	Terra Industries, Inc.	79
4,193	The Mosaic Co.	176
905	The Scotts Miracle-Gro Co., Class - A	31

		1,651

	Food Distributors — 0.08%
16,874	Sysco Corp.	385

	Food Retail — 0.05%
7,893	Kroger Co.	167
3,741	Whole Foods Market, Inc.	63

		230

	Footwear — 0.10%
9,771	NIKE, Inc., Class - B	458

	Gas Utilities — 0.04%
347	Energen Corp.	10
3,581	EQT Corp.	112
1,726	Questar Corp.	51

		173

	General Merchandise Stores — 0.18%
2,191	Big Lots, Inc. (a)	46
2,458	Dollar Tree, Inc. (a)	109
277	Family Dollar Stores, Inc.	9
20,418	Target Corp.	702

		866

	Gold — 0.13%
13,413	Newmont Mining Corp.	600

	Health Care Distributors — 0.12%
521	AmerisourceBergen Corp.	17
7,311	Cardinal Health, Inc.	230
2,277	Henry Schein, Inc. (a)	91
5,468	McKesson Corp.	192
3,346	Patterson Cos., Inc. (a)	63

		593

	Health Care Equipment — 0.83%
17,564	Baxter International, Inc.	900
1,378	Beckman Coulter, Inc.	70
6,866	Becton, Dickinson & Co.	462
2,543	Boston Scientific Corp. (a)	20
2,774	C.R. Bard, Inc.	221
1,479	Edwards Lifesciences Corp. (a)	90
1,457	Gen-Probe, Inc. (a)	66
225	Hill-Rom Holdings, Inc.	2
3,350	Hologic, Inc. (a)	44
602	Hospira, Inc. (a)	19
1,644	IDEXX Laboratories, Inc. (a)	57
1,060	Intuitive Surgical, Inc. (a)	101
1,471	Kinetic Concepts, Inc. (a)	31
31,438	Medtronic, Inc.	926
2,090	ResMed, Inc. (a)	74
9,525	St. Jude Medical, Inc. (a)	346
8,392	Stryker Corp.	286
3,459	Varian Medical Systems, Inc. (a)	105

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment (continued)
4,263	Zimmer Holdings, Inc. (a)	$156

		3,976

	Health Care Facilities — 0.02%
566	Community Health Systems, Inc. (a)	9
4,218	Health Management Associates, Inc., Class - A (a)	11
6,444	Tenet Healthcare Corp. (a)	7
2,303	VCA Antech, Inc. (a)	52

		79

	Health Care Services — 0.29%
2,335	DaVita, Inc. (a)	103
5,928	Express Scripts, Inc. (a)	274
3,030	Laboratory Corp. of America Holdings (a)	177
1,862	Lincare Holdings, Inc. (a)	40
14,223	Medco Health Solutions, Inc. (a)	588
1,140	MEDNAX, Inc. (a)	34
315	Omnicare, Inc.	8
3,590	Quest Diagnostics, Inc.	170

		1,394

	Health Care Supplies — 0.03%
4,019	Dentsply International, Inc.	108
1,021	Inverness Medical Innovations, Inc. (a)	27

		135

	Health Care Technology — 0.02%
1,835	Cerner Corp. (a)	80
561	HLTH Corp. (a)	6
1,026	IMS Health, Inc.	13

		99

	Home Entertainment Software — 0.07%
16,204	Activision Blizzard, Inc. (a)	169
8,831	Electronic Arts, Inc. (a)	161

		330

	Home Improvement Retail — 0.04%
1,911	Lowe’s Cos., Inc.	35
2,725	Sherwin-Williams Co.	142

		177

	Homebuilding — 0.00%
6	NVR, Inc. (a)	3
1,464	Pulte Homes, Inc.	16

		19

	Homefurnishing Retail — 0.03%
5,927	Bed Bath & Beyond, Inc. (a)	146
370	Williams-Sonoma, Inc.	4

		150

	Hotels, Resorts & Cruise Lines — 0.05%
2,318	Carnival Corp.	50
276	Choice Hotels International, Inc.	7
49	Interval Leisure Group, Inc. (a)	—
8,087	Marriott International, Inc., Class - A	133
1,021	Orient-Express Hotel Ltd., Class - A ADR	4
5,043	Starwood Hotels & Resorts Worldwide, Inc.	64

		258

	Household Products — 0.58%
1,946	Church & Dwight Co., Inc.	102
14,225	Colgate-Palmolive Co.	839
1,501	Energizer Holdings, Inc. (a)	74
4,812	Kimberly-Clark Corp.	222
30,943	Procter & Gamble Co.	1,457
1,123	The Clorox Co.	58

		2,752

	Human Resource & Employment Services — 0.02%
153	Manpower, Inc.	5
3,077	Monster Worldwide, Inc. (a)	25
3,938	Robert Half International, Inc.	70

		100

	Hypermarkets & Super Centers — 0.67%
12,128	Costco Wholesale Corp.	562
50,074	Wal-Mart Stores, Inc.	2,609

		3,171

	Independent Power Producers & Energy Traders — 0.07%
9,343	Calpine Corp. (a)	64
4,976	Constellation Energy Group	103
2,590	Mirant Corp. (a)	29
2,318	NRG Energy, Inc. (a)	41
17,833	The AES Corp. (a)	103

		340

	Industrial Conglomerates — 0.23%
19,704	3M Co.	980
251	Carlisle Cos., Inc.	5
6,056	McDermott International, Inc. (a)	81
6,803	Textron, Inc.	39

		1,105

	Industrial Gases — 0.21%
5,907	Air Products & Chemicals, Inc.	332
2,175	Airgas, Inc.	74
8,627	Praxair, Inc.	580

		986

	Industrial Machinery — 0.23%
5,019	Danaher Corp.	272
2,184	Donaldson Co., Inc.	59
4,431	Dover Corp.	117
1,951	Eaton Corp.	72
674	Flowserve Corp.	38
1,690	Graco, Inc.	29
2,313	Harsco Corp.	51
1,956	IDEX Corp.	43
623	Illinois Tool Works, Inc.	19
1,458	Ingersoll-Rand Co. Ltd., Class - A	20
697	John Bean Technologies Corp.	7
429	Kennametal, Inc.	7
746	Lincoln Electric Holding, Inc.	24
3,317	Pall Corp.	68
4,688	Parker-Hannifin Corp.	159
1,479	SPX Corp.	69
500	Valmont Industries, Inc.	25

		1,079

	Insurance Brokers — 0.00%
728	Brown & Brown, Inc.	14

	Integrated Oil & Gas — 0.77%
25,437	Exxon Mobil Corp.	1,732
7,735	Hess Corp.	419
5,371	Murphy Oil Corp.	241
22,746	Occidental Petroleum Corp.	1,266

		3,658

	Integrated Telecommunication Services — 0.04%
1,951	Embarq Corp.	74

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Integrated Telecommunication Services (continued)
2,117	Frontier Communications Corp.	$15
19,578	Qwest Communications International, Inc.	67
6,175	Windstream Corp.	50

		206

	Internet Retail — 0.15%
8,678	Amazon.com, Inc. (a)	637
1,101	priceline.com, Inc. (a)	87
49	Ticketmaster Entertainment, Inc. (a)	—

		724

	Internet Software & Services — 0.72%
4,695	Akamai Technologies, Inc. (a)	91
31,195	eBay, Inc. (a)	392
848	Equinix, Inc. (a)	48
6,566	Google, Inc., Class - A (a)	2,285
319	IAC/InterActive Corp. (a)	5
746	Sohu.com, Inc. (a)	31
5,364	VeriSign, Inc. (a)	101
123	WebMD Health Corp., Class - A (a)	3
38,664	Yahoo!, Inc. (a)	495

		3,451

	Investment Banking & Brokerage — 0.16%
26,236	Charles Schwab Corp.	407
3,472	E*Trade Group, Inc. (a)	4
1,287	Goldman Sachs Group, Inc.	136
1,145	Investment Technology Group, Inc. (a)	29
2,058	Lazard Ltd., Class - A	61
1,174	MF Global Ltd. (a)	5
1,675	Morgan Stanley	38
6,516	TD Ameritrade Holding Corp. (a)	90

		770

	IT Consulting & Other Services — 0.13%
16,698	Accenture Ltd., Class - A	459
8,031	Cognizant Tech Solutions Corp. (a)	167
797	SAIC, Inc. (a)	15
5,147	Unisys Corp. (a)	3

		644

	Leisure Products — 0.01%
1,414	Hasbro, Inc.	35

	Life & Health Insurance — 0.05%
13,344	AFLAC, Inc.	258

	Life Sciences Tools & Services — 0.16%
806	Charles River Laboratories International, Inc. (a)	22
1,675	Covance, Inc. (a)	60
3,342	Illumina, Inc. (a)	125
2,933	Life Technologies Corp. (a)	95
1,497	Millipore Corp. (a)	86
1,396	PerkinElmer, Inc.	18
2,801	Pharmaceutical Product Development, Inc.	66
1,030	Techne Corp.	56
3,898	Thermo Electron Corp. (a)	139
2,767	Waters Corp. (a)	102

		769

	Managed Health Care — 0.13%
8,485	Aetna, Inc.	206
1,021	CIGNA Corp.	18
821	Coventry Health Care, Inc. (a)	11
153	Health Net, Inc. (a)	2
2,623	Humana, Inc. (a)	68
12,337	UnitedHealth Group, Inc.	258
970	Wellcare Group, Inc. (a)	11
1,331	WellPoint, Inc. (a)	51

		625

	Marine — 0.01%
1,420	Kirby Corp. (a)	38

	Metal & Glass Containers — 0.04%
327	AptarGroup, Inc.	10
378	Ball Corp.	17
4,405	Crown Holdings, Inc. (a)	100
878	Greif, Inc., Class - A	29
1,246	Owens- Illinois, Inc. (a)	18

		174

	Motorcycle Manufacturers — 0.02%
5,809	Harley-Davidson, Inc.	78

	Movies & Entertainment — 0.14%
1,450	CTC Media, Inc. (a)	7
2,094	Dreamworks Animation SKG, Inc. (a)	45
25,371	News Corp., Class - A	168
5,908	The Walt Disney Co.	107
3,671	Time Warner, Inc.	71
14,770	Viacom, Inc., Class - B (a)	257
950	Warner Music Group Corp. (a)	2

		657

	Multi-Utilities — 0.10%
6,143	CenterPoint Energy, Inc.	64
14,303	Public Service Enterprise Group, Inc.	422

		486

	Office Electronics — 0.01%
1,388	Zebra Technologies Corp., Class - A (a)	26

	Office REITs — 0.01%
1,414	Digital Realty Trust, Inc.	47
71	Kilroy Realty Corp.	1

		48

	Office Services & Supplies — 0.03%
5,162	Pitney Bowes, Inc.	121

	Oil & Gas Drilling — 0.08%
1,450	Atwood Oceanics, Inc. (a)	24
1,926	Diamond Offshore Drilling, Inc.	121
3,632	ENSCO International, Inc.	96
1,052	Nabors Industries Ltd. (a)	11
2,492	Patterson-UTI Energy, Inc.	22
3,301	Pride International, Inc. (a)	59
1,035	Rowan Cos., Inc.	13
919	Unit Corp. (a)	19

		365

	Oil & Gas Equipment & Services — 0.59%
8,677	Baker Hughes, Inc.	248
5,990	Cameron International Corp. (a)	131
2,313	Dresser-Rand Group, Inc. (a)	51
3,408	FMC Technologies, Inc. (a)	107
2,043	Global Industries Ltd. (a)	8
24,496	Halliburton Co.	379
204	Helix Energy Solutions Group, Inc. (a)	1
740	Key Energy Services, Inc. (a)	2
11,645	National Oilwell Varco, Inc. (a)	334
1,488	Oceaneering International, Inc. (a)	55
848	Oil States International, Inc. (a)	11
32,992	Schlumberger Ltd.	1,340

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
80	SEACOR Holdings, Inc. (a)	$5
5,883	Smith International, Inc.	126
2,124	Superior Energy, Inc. (a)	27
1,675	TETRA Technologies, Inc. (a)	6
66	Tidewater, Inc.	3

		2,834

	Oil & Gas Exploration & Production — 0.29%
1,174	Cabot Oil & Gas Corp., Class - A	28
6,718	Chesapeake Energy Corp.	115
776	CNX Gas Corp. (a)	18
776	Continental Resources, Inc. (a)	16
6,744	Denbury Resources, Inc. (a)	100
347	Encore Acquisition Co. (a)	8
5,209	EOG Resources, Inc.	285
1,675	Mariner Energy, Inc. (a)	13
296	Noble Energy, Inc.	16
6,372	Petrohawk Energy Corp. (a)	123
2,574	Plains Exploration & Production Co. (a)	44
3,251	Quicksilver Resources, Inc. (a)	18
4,399	Range Resources Corp.	181
2,830	SandRidge Energy, Inc. (a)	19
9,641	Southwestern Energy Co. (a)	286
674	St. Mary Land & Exploration Co.	9
797	W&T Offshore, Inc.	5
1,503	Whiting Petroleum Corp (a)	39
1,612	XTO Energy, Inc.	49

		1,372

	Oil & Gas Refining & Marketing — 0.03%
2,717	Frontier Oil Corp.	35
1,144	Holly Corp.	24
1,818	Sunoco, Inc.	48
1,052	Tesoro Corp.	14

		121

	Oil & Gas Storage & Transportation — 0.05%
3,942	El Paso Corp.	24
1,246	Frontline Ltd.	22
15,983	Williams Cos., Inc.	182

		228

	Packaged Foods & Meats — 0.12%
2,687	Campbell Soup Co.	73
2,768	Dean Foods Co. (a)	50
762	General Mills, Inc.	38
4,735	H.J. Heinz Co.	157
2,044	Hershey Foods Corp.	71
3,836	Kellogg Co.	140
1,111	McCormick & Co., Inc.	33
542	The J.M. Smucker Co.	20
827	Tyson Foods, Inc.	8

		590

	Paper Packaging — 0.00%
623	Packaging Corp. of America	8

	Personal Products — 0.08%
398	Alberto- Culver Co.	9
12,027	Avon Products, Inc.	231
1,593	Bare Escentuals, Inc. (a)	7
1,695	Herbalife Ltd.	25
600	Mead Johnson Nutrition Co., Class - A (a)	17
572	NBTY, Inc. (a)	8
2,628	The Estee Lauder Cos., Inc., Class - A	65

		362

	Pharmaceuticals — 1.37%
42,679	Abbott Laboratories	2,036
8,540	Allergan, Inc.	408
50,498	Bristol-Myers Squibb Co.	1,107
2,582	Eli Lilly & Co.	86
3,026	Endo Pharmaceuticals Holdings, Inc. (a)	53
689	Forest Laboratories, Inc., Class - A (a)	15
20,699	Johnson & Johnson	1,089
17,211	Merck & Co., Inc.	460
1,476	Mylan Laboratories, Inc. (a)	20
2,043	Perrigo Co.	51
45,331	Schering-Plough Corp.	1,068
2,962	Sepracor, Inc. (a)	43
2,523	Warner Chilcott Ltd., Class - A (a)	26
1,465	Watson Pharmaceuticals, Inc. (a)	46

		6,508

	Property & Casualty Insurance — 0.01%
899	AXIS Capital Holdings Ltd.	20
200	W.R. Berkley Corp.	5

		25

	Publishing — 0.03%
1,140	John Wiley & Sons, Inc.	34
429	Morningstar, Inc. (a)	15
4,285	The McGraw-Hill Cos., Inc.	98

		147

	Railroads — 0.31%
7,920	Burlington Northern Santa Fe Corp.	476
11,347	CSX Corp.	293
2,005	Kansas City Southern Industries, Inc. (a)	25
2,919	Norfolk Southern Corp.	99
14,466	Union Pacific Corp.	595

		1,488

	Real Estate Investment Trusts — 0.01%
1,131	Apartment Investment & Management Co., Class - A	6
878	Camden Property Trust	19
182	Essex Property Trust, Inc.	11

		36

	Real Estate Operating Companies — 0.00%
1,920	Forest City Enterprises, Inc., Class - A	7

	Real Estate Services — 0.00%
1,573	CB Richard Ellis Group, Inc., Class - A (a)	6

	Reinsurance — 0.00%
232	Transatlantic Holding, Inc.	8

	Research and Consulting Services — 0.05%
1,106	Dun & Bradstreet Corp.	85
1,799	Equifax, Inc.	44
1,328	FTI Consulting, Inc. (a)	66
1,123	IHS, Inc., Class - A (a)	46
878	The Corporate Executive Board Co.	13

		254

	Restaurants — 0.54%
2,523	Brinker International, Inc.	38
2,094	Burger King Holdings, Inc.	48
878	Chipotle Mexican Grill, Inc., Class - A (a)	58
3,842	Darden Restaurants, Inc.	132
28,423	McDonald’s Corp.	1,551
695	Panera Bread Co., Class - A (a)	39

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Restaurants (continued)
20,508	Starbucks Corp. (a)	$228
4,997	Tim Hortons, Inc.	127
13,254	YUM! Brands, Inc.	364

		2,585

	Retail REITs — 0.06%
449	Federal Realty Investment Trust	21
3,032	General Growth Properties, Inc.	2
6,383	Simon Property Group, Inc.	221
1,369	Taubman Centers, Inc.	23
1,988	The Macerich Co.	13

		280

	Security & Alarm Services — 0.01%
3,047	Corrections Corp. of America (a)	39
1,001	The Brink’s Co.	27

		66

	Semiconductor Equipment — 0.15%
37,956	Applied Materials, Inc.	408
4,228	KLA-Tencor Corp.	84
3,074	Lam Research Corp. (a)	70
6,071	MEMC Electronic Materials, Inc. (a)	100
781	Novellus Systems, Inc. (a)	13
3,137	Teradyne, Inc. (a)	14
1,881	Varian Semiconductor Equipment Associates, Inc. (a)	41

		730

	Semiconductors — 0.89%
1,979	Advanced Micro Devices, Inc. (a)	6
8,048	Altera Corp.	141
8,071	Analog Devices, Inc.	156
7,445	Atmel Corp. (a)	27
14,247	Broadcom Corp., Class - A (a)	285
970	Cree, Inc. (a)	23
3,820	Cypress Semiconductor Corp. (a)	26
1,675	Integrated Device Technology, Inc. (a)	8
137,016	Intel Corp.	2,062
338	International Rectifier Corp. (a)	5
962	Intersil Corp., Class - A	11
5,958	Linear Technology Corp.	137
12,653	LSI Logic Corp. (a)	38
13,195	Marvell Technology Group Ltd. (a)	121
5,160	Microchip Technology, Inc.	109
2,492	Micron Technology, Inc. (a)	10
6,005	National Semiconductor Corp.	62
14,943	NVIDIA Corp. (a)	147
10,386	ON Semiconductor Corp. (a)	40
2,747	Rambus, Inc. (a)	26
1,173	Silicon Laboratories, Inc. (a)	31
37,031	Texas Instruments, Inc.	611
7,737	Xilinx, Inc.	148

		4,230

	Soft Drinks — 0.88%
1,999	Hansen Natural Corp. (a)	72
41,271	PepsiCo, Inc.	2,125
45,310	The Coca-Cola Co.	1,991

		4,188

	Specialized Consumer Services — 0.05%
1,001	Brink’s Home Security Holdings, Inc. (a)	23
8,920	H & R Block, Inc.	162
1,644	Hillenbrand, Inc.	26
832	Weight Watchers International, Inc.	16

		227

	Specialized Finance — 0.12%
1,261	CME Group, Inc.	311
1,908	InterContinental Exchange, Inc. (a)	142
1,144	MSCI, Inc., Class - A (a)	19
4,167	NYSE Euronext	74
1,920	The Nasdaq Stock Market, Inc. (a)	38

		584

	Specialized REITs — 0.02%
725	HCP, Inc.	13
296	Health Care REIT, Inc.	9
330	Nationwide Health Properties Inc.	7
1,471	Plum Creek Timber Co., Inc.	43
293	Rayonier, Inc.	9
602	Ventas, Inc.	14

		95

	Specialty Chemicals — 0.14%
2,400	Albemarle Corp.	52
4,839	Ecolab, Inc.	168
2,094	International Flavors & Fragrance, Inc.	64
3,338	Nalco Holding Co.	44
3,201	Rohm & Haas Co.	252
1,777	Sigma-Aldrich Corp.	67

		647

	Specialty Stores — 0.10%
2,310	Dick’s Sporting Goods, Inc. (a)	33
3,565	PetSmart, Inc.	75
16,546	Staples, Inc.	300
3,313	Tiffany & Co.	71

		479

	Steel — 0.06%
2,900	AK Steel Holding Corp.	21
2,637	Allegheny Technologies, Inc.	58
72	Carpenter Technology	1
3,146	Cliffs Natural Resources, Inc.	57
1,777	Nucor Corp.	68
100	Schnitzer Steel Industries, Inc., Class - A	3
1,103	Steel Dynamics, Inc.	10
3,009	United States Steel Corp.	63

		281

	Systems Software — 1.38%
5,294	BMC Software, Inc. (a)	175
5,039	CA, Inc.	89
3,786	McAfee, Inc. (a)	127
222,181	Microsoft Corp.	4,081
4,146	Novell, Inc. (a)	18
107,763	Oracle Corp. (a)	1,947
5,290	Red Hat, Inc. (a)	94
1,103	VMware, Inc., Class - A (a)	26

		6,557

	Technology Distributors — 0.01%
225	Arrow Electronics, Inc. (a)	5
1,893	Avnet, Inc. (a)	33
330	Tech Data Corp. (a)	7

		45

	Thrifts & Mortgage Finance — 0.02%
193	Capitol Federal Financial	7
15,532	Freddie Mac	12
4,974	Hudson City Bancorp, Inc.	58

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
9	Tree.com, Inc. (a)	$—

		77

	Tires & Rubber — 0.01%
4,044	Goodyear Tire & Rubber Co. (a)	25

	Tobacco — 0.62%
43,837	Altria Group, Inc.	702
2,488	Lorillard, Inc.	154
58,396	Philip Morris International, Inc.	2,078

		2,934

	Trading Companies & Distributors — 0.07%
3,539	Fastenal Co.	114
51	GATX Corp.	1
1,246	MSC Industrial Direct Co., Inc., Class - A	39
2,082	W.W. Grainger, Inc.	146
695	WESCO International, Inc. (a)	12

		312

	Trucking — 0.02%
204	Con-Way, Inc.	3
470	Hertz Global Holdings, Inc. (a)	2
2,226	J.B. Hunt Transport Services, Inc.	54
1,399	Landstar System, Inc.	47
500	Ryder System, Inc.	14

		120

	Wireless Telecommunication Services — 0.14%
11,169	American Tower Corp., Class - A (a)	340
1,573	Clearwire Corp., Class - A (a)	8
1,537	Crown Castle International Corp. (a)	32
123	Leap Wireless International, Inc. (a)	4
6,693	MetroPCS Communications, Inc. (a)	114
4,485	NII Holdings, Inc., Class - B (a)	67
3,270	SBA Communications Corp. (a)	76
1,123	Telephone & Data Systems, Inc.	30
223	United States Cellular Corp. (a)	8

		679

	Total SSgA Funds Management, Inc.	114,700

	Sustainable Growth Advisers — 37.69%
	Application Software — 1.19%
161,276	SAP AG - ADR	5,691

	Asset Management & Custody Banks — 1.65%
255,887	State Street Corp.	7,876

	Biotechnology — 1.60%
127,999	Genzyme Corp. (a)	7,602

	Communications Equipment — 1.49%
182,207	Qualcomm, Inc.	7,090

	Computer Hardware — 1.23%
55,626	Apple, Inc. (a)	5,847

	Consumer Finance — 0.76%
267,028	American Express Co.	3,640

	Data Processing & Outsourced Services — 4.00%
245,314	Automatic Data Processing, Inc.	8,625
187,800	Visa, Inc. - Class - A	10,441

		19,066

Shares or Principal Amount (000)
	Fertilizers & Agricultural Chemicals — 1.28%
73,300	Monsanto Co.	6,091

	Food Distributors — 1.47%
306,414	Sysco Corp.	6,986

	Health Care Distributors — 0.88%
104,278	Henry Schein, Inc. (a)	4,172

	Health Care Equipment — 2.18%
189,372	Medtronic, Inc.	5,581
132,121	Zimmer Holdings, Inc. (a)	4,822

		10,403

	Health Care Supplies — 0.73%
129,600	Dentsply International, Inc.	3,480

	Home Improvement Retail — 1.33%
347,891	Lowe’s Cos., Inc.	6,349

	Hotels, Resorts & Cruise Lines — 0.57%
165,000	Marriott International, Inc., Class - A	2,699

	Household Products — 1.33%
134,987	Procter & Gamble Co.	6,357

	Internet Retail — 1.93%
125,139	Amazon.Com, Inc. (a)	9,190

	Internet Software & Services — 1.55%
21,280	Google, Inc., Class - A (a)	7,407

	Oil & Gas Equipment & Services — 2.09%
231,800	National Oilwell Varco, Inc. (a)	6,655
81,500	Schlumberger Ltd.	3,311

		9,966

	Pharmaceuticals — 1.87%
197,221	Teva Pharmaceutical Industries Ltd. - ADR	8,885

	Restaurants — 1.38%
591,403	Starbucks Corp. (a)	6,570

	Soft Drinks — 2.53%
101,512	PepsiCo, Inc.	5,226
155,262	The Coca-Cola Co.	6,824

		12,050

	Specialty Chemicals — 1.19%
162,533	Ecolab, Inc.	5,645

	Specialty Stores — 1.99%
522,163	Staples, Inc.	9,456

	Systems Software — 1.47%
381,083	Microsoft Corp.	7,001

	Total Sustainable Growth Advisers	179,519

	Total Common Stocks	466,037

	Time Deposits — 2.97%
	Jennison Associates LLC — 1.85%
$8,827	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	8,827

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposits (continued)
	Sustainable Growth Advisers — 1.12%
$5,306	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	$5,306

	Total Time Deposits	14,133

	Money Market Mutual Funds — 0.84%
	SSgA Funds Management, Inc. — 0.84%
4,011,896	Alliance Money Market Fund Prime Portfolio, 0.41% (b)	4,012

	Total Money Market Mutual Funds	4,012

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
587	Fresenius Kabi Pharmaceuticals Holding, Inc.	—

	Total Rights	—

	U.S. Treasury Bills — 0.08%
	SSgA Funds Management, Inc. — 0.08%
$377	U.S. Treasury Bill, 0.17%, 6/11/09 (c)(d)	377

	Total U.S. Treasury Bills	377

	Total Investments
	(cost $642,224) — 101.73%	484,559
	Liabilities in excess of other assets — (1.73)%	(8,259)

	Net Assets — 100.00%	$476,300

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Rate disclosed represents effective yield at purchase.

ADR	—	American Depositary Receipt
REITs	—	Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
25	NASDAQ 100 E-mini Future	$619	Jun-09	$37
15	Russell 1000 mini Future	648	Jun-09	38
3	S&P 400 E-mini Future	146	Jun-09	10
32	S&P 500 E-mini Future	1,272	Jun-09	64

				$149

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.43%
	Frontier Capital Management Company, LLC — 26.71%
	Aerospace & Defense — 0.38%
18,172	BFGoodrich Corp.	$689
23,070	Orbital Sciences Corp. (a)	274

		963

	Alternative Carriers — 0.14%
40,900	Premiere Global Services, Inc. (a)	361

	Apparel Retail — 0.26%
121,978	Chico’s FAS, Inc. (a)	655

	Application Software — 0.75%
73,611	Amdocs Ltd. (a)	1,363
21,374	Manhattan Associates, Inc. (a)	370
23,362	TiVo, Inc. (a)	165

		1,898

	Asset Management & Custody Banks — 0.26%
36,361	Waddell & Reed Financial, Inc.	657

	Auto Parts & Equipment — 0.21%
18,023	Autoliv, Inc.	335
18,520	Gentex Corp.	184

		519

	Biotechnology — 0.93%
57,760	Alkermes, Inc. (a)	701
27,700	BioMarin Pharmaceutical, Inc. (a)	342
33,371	CV Therapeutics, Inc. (a)	664
53,797	Nanosphere, Inc. (a)	267
26,100	Osiris Therapeutics, Inc. (a)	360

		2,334

	Coal & Consumable Fuels — 0.26%
20,700	CONSOL Energy, Inc.	522
12,998	Massey Energy Co.	132

		654

	Communications Equipment — 0.89%
29,548	ADTRAN, Inc.	479
25,528	Anaren, Inc. (a)	279
86,098	Arris Group, Inc. (a)	635
15,946	Ciena Corp. (a)	124
19,408	CommScope, Inc. (a)	220
50,234	Harmonic, Inc. (a)	327
117,655	Sonus Networks, Inc. (a)	185

		2,249

	Computer Hardware — 0.21%
17,315	Avid Technology, Inc. (a)	158
17,512	Diebold, Inc.	374

		532

	Computer Storage & Peripherals — 0.44%
50,117	Hutchinson Technology, Inc. (a)	130
22,580	Seagate Technology	136
30,268	Seagate Technology Escrow (a)(b)	—
42,814	Western Digital Corp. (a)	828

		1,094

	Construction & Engineering — 0.98%
46,856	Chicago Bridge & Iron Co. N.V.	294
22,593	Fluor Corp.	781
26,400	Foster Wheeler AG (a)	461
13,245	Jacobs Engineering Group, Inc. (a)	512
18,800	Quanta Services, Inc. (a)	403

		2,451

	Construction & Farm Machinery — 0.27%
19,407	Navistar International Corp. (a)	649
5,695	Oshkosh Corp.	39

		688

	Data Processing & Outsourced Services — 0.20%
14,976	Global Payments, Inc.	500

	Diversified Chemicals — 0.40%
40,466	Cabot Corp.	425
13,400	FMC Corp.	578

		1,003

	Diversified Metals & Mining — 0.38%
15,812	Brush Engineered Materials, Inc. (a)	219
14,137	Freeport-McMoRan Copper & Gold, Inc., Class - B	539
15,868	RTI International Metals, Inc. (a)	186

		944

	Diversified Support Services — 0.14%
19,319	Ritchie Bros. Auctioneers, Inc.	359

	Electrical Components & Equipment — 0.64%
18,413	A.O. Smith Corp.	464
37,923	Belden, Inc.	475
7,155	Franklin Electric Co., Inc.	158
11,792	Hubbell, Inc., Class - B	318
2,848	SunPower Corp., Class - A (a)	56
5,963	Thomas & Betts Corp. (a)	149

		1,620

	Electronic Components — 0.27%
19,216	DTS, Inc. (a)	463
11,457	Rogers Corp. (a)	216

		679

	Electronic Equipment & Instruments — 0.34%
24,590	Cognex Corp.	328
11,290	Itron, Inc. (a)	535

		863

	Electronic Manufacturing Services — 0.23%
144,667	Flextronics International Ltd. (a)	418
26,696	Jabil Circuit, Inc.	149

		567

	Environmental & Facilities Services — 0.82%
15,678	Clean Harbors, Inc. (a)	752
93,500	EnergySolutions, Inc.	809
29,045	Republic Services, Inc., Class - A	498

		2,059

	General Merchandise Stores — 0.27%
15,515	Dollar Tree, Inc. (a)	691

	Health Care Distributors — 0.09%
11,457	Patterson Cos., Inc. (a)	216

	Health Care Equipment — 0.72%
164,758	DexCom, Inc. (a)	682
138,079	Insulet Corp. (a)	566
42,617	Wright Medical Group, Inc. (a)	556

		1,804

	Health Care Services — 1.36%
21,910	Catalyst Health Solutions, Inc. (a)	434
9,983	Express Scripts, Inc., Class - A (a)	461
8,133	MEDNAX, Inc. (a)	240

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Health Care Services (continued)
93,117	Omnicare, Inc.	$2,280

		3,415

	Health Care Supplies — 0.67%
54,406	Cooper Cos., Inc.	1,438
90,436	RTI Biologics, Inc. (a)	258

		1,696

	Industrial Conglomerates — 0.09%
11,323	Carlisle Cos., Inc.	222

	Industrial Gases — 0.09%
6,500	Airgas, Inc.	220

	Industrial Machinery — 0.72%
46,767	Albany International Corp., Class - A	423
16,080	Kadant, Inc. (a)	185
23,786	Kaydon Corp.	650
19,565	Pall Corp.	400
7,571	Pentair, Inc.	164

		1,822

	Integrated Oil & Gas — 0.10%
8,700	Interoil Corp. (a)	244

	Internet Software & Services — 0.16%
18,800	Cogent Communications Group, Inc. (a)	135
19,038	SAVVIS, Inc. (a)	118
18,292	Switch and Data Facilities Co. (a)	161

		414

	Investment Banking & Brokerage — 0.29%
45,772	GFI Group, Inc.	147
6,798	Investment Technology Group, Inc. (a)	174
18,700	Raymond James Financial, Inc.	368
12,256	Thomas Weisel Partners Group, Inc. (a)	44

		733

	IT Consulting & Other Services — 0.15%
44,757	Ness Technologies, Inc. (a)	132
18,493	Perot Systems Corp., Class - A (a)	238

		370

	Life Sciences Tools & Services — 1.16%
30,365	ICON PLC - ADR (a)	490
37,612	Illumina, Inc. (a)	1,401
6,633	Millipore Corp. (a)	381
27,672	Pharmaceutical Product Development, Inc.	656

		2,928

	Managed Health Care — 0.13%
9,159	Magellan Health Services, Inc. (a)	334

	Marine — 0.18%
17,219	Kirby Corp. (a)	459

	Metal & Glass Containers — 1.04%
114,880	Crown Holdings, Inc. (a)	2,611

	Mortgage REITs — 0.72%
106,000	Annaly Capital Management, Inc.	1,470
99,200	Chimera Investment Corp.	334

		1,804

	Movies & Entertainment — 0.15%
34,640	Cinemark Holdings, Inc.	325
30,099	RHI Entertainment, Inc. (a)	46

		371

	Office Services & Supplies — 0.11%
12,549	Avery-Dennison Corp.	280

	Oil & Gas Drilling — 0.30%
7,581	ENSCO International, Inc.	200
22,915	Noble Corp.	552

		752

	Oil & Gas Equipment & Services — 0.51%
5,226	Core Laboratories N.V.	382
21,977	Dril-Quip, Inc. (a)	675
7,437	National-Oilwell Varco, Inc. (a)	214

		1,271

	Oil & Gas Exploration & Production — 0.66%
13,700	Cabot Oil & Gas Corp., Class - A	323
16,900	Continental Resources, Inc. (a)	358
92,177	Talisman Energy, Inc.	968

		1,649

	Oil & Gas Refining & Marketing — 0.58%
28,208	Frontier Oil Corp.	361
34,401	World Fuel Services Corp.	1,088

		1,449

	Packaged Foods & Meats — 0.09%
22,781	Smithfield Foods, Inc. (a)	215

	Paper Packaging — 0.13%
24,900	Packaging Corp. of America	324

	Paper Products — 0.04%
26,466	Neenah Paper, Inc.	96

	Pharmaceuticals — 0.09%
8,700	Perrigo Co.	216

	Precious Metals & Minerals — 0.04%
56,751	Hecla Mining Co. (a)	113

	Property & Casualty Insurance — 0.60%
29,347	OneBeacon Insurance Group Ltd.	284
37,200	W.R. Berkley Corp.	839
2,200	White Mountains Insurance Group Ltd.	378

		1,501

	Railroads — 0.18%
35,315	Kansas City Southern Industries, Inc. (a)	449

	Regional Banks — 0.07%
145,368	CapitalSource, Inc.	177

	Reinsurance — 0.50%
11,600	Everest Re Group Ltd.	821
34,380	Montpelier Re Holdings Ltd. - ADR	446

		1,267

	Restaurants — 0.06%
13,400	Cheesecake Factory, Inc. (a)	153

	Semiconductor Equipment — 0.78%
39,630	ATMI, Inc. (a)	611
14,137	Cabot Microelectronics Corp. (a)	340
32,368	Cymer, Inc. (a)	721
12,395	MEMC Electronic Materials, Inc. (a)	204
19,364	Teradyne, Inc. (a)	85

		1,961

	Semiconductors — 2.71%
46,298	Actel Corp. (a)	469
37,459	Altera Corp.	657
39,030	Cree, Inc. (a)	918
10,385	Cypress Semiconductor Corp. (a)	70
48,045	Entropic Communications, Inc. (a)	36
32,831	Fairchild Semiconductor International, Inc. (a)	123

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Semiconductors (continued)
60,690	Integrated Device Technology, Inc. (a)	$276
46,273	International Rectifier Corp. (a)	625
45,494	Maxim Integrated Products, Inc.	601
37,692	Microsemi Corp. (a)	437
38,111	Mindspeed Technologies, Inc. (a)	47
37,923	National Semiconductor Corp.	390
103,987	PMC-Sierra, Inc. (a)	663
14,874	Silicon Laboratories, Inc. (a)	393
138,364	Skyworks Solutions, Inc. (a)	1,115

		6,820

	Specialized Consumer Services — 0.11%
31,156	Sotheby’s	280

	Specialty Chemicals — 0.24%
27,765	Albemarle Corp.	604

	Systems Software — 0.19%
19,364	CommVault Systems, Inc. (a)	212
15,268	Macrovision Solutions Corp. (a)	272

		484

	Trading Companies & Distributors — 0.27%
19,884	Watsco, Inc.	677

	Trucking — 0.30%
22,166	Landstar System, Inc.	742

	Wireless Telecommunication Services — 0.66%
80,200	MetroPCS Communications, Inc. (a)	1,370
18,606	NII Holdings, Class - B (a)	279

		1,649

	Total Frontier Capital Management Company, LLC	67,132

	Geewax & Partners, LLC — 15.57%
	Aerospace & Defense — 0.30%
2,100	Applied Signal Technology, Inc.	42
1,156	Ceradyne, Inc. (a)	21
21,900	DynCorp International, Inc., Class - A (a)	292
10,184	Triumph Group, Inc.	389

		744

	Airlines — 0.07%
36,600	AirTran Holdings, Inc. (a)	167

	Aluminum — 0.03%
2,800	Kaiser Aluminum Corp.	65

	Apparel Retail — 0.44%
85,930	Collective Brands, Inc. (a)	837
14,100	Genesco, Inc.	265

		1,102

	Application Software — 0.13%
10,000	Fair Isaac Corp.	141
4,000	i2 Technologies, Inc. (a)	32
12,000	JDA Software Group, Inc. (a)	138
6,427	OpenTV Corp., Class - A (a)	10

		321

	Asset Management & Custody Banks — 0.08%
15,000	Gladstone Capital Corp.	94
5,663	Gladstone Investment Corp.	22
3,760	MVC Capital, Inc.	31
7,602	Prospect Capital Corp.	65

		212

	Auto Parts & Equipment — 0.00%
600	Dorman Products, Inc. (a)	6

	Biotechnology — 0.33%
21,333	Alexion Pharmaceuticals, Inc. (a)	803
2,000	Maxygen, Inc. (a)	14
5,000	Nabi Biopharmaceuticals (a)	18

		835

	Building Products — 0.11%
36,000	Griffon Corp. (a)	270

	Casinos & Gaming — 0.13%
26,600	Ameristar Casinos, Inc.	335

	Coal & Consumable Fuels — 0.11%
1,139	Alliance Holdings GP LP	18
1,526	Alliance Resource Partners LP	44
1,077	International Coal Group, Inc. (a)	2
2,345	Penn Virginia Resource Partners LP	27
38,300	USEC, Inc. (a)	184

		275

	Commercial Printing — 0.01%
2,300	Multi-Color Corp.	28

	Commodity Chemicals — 0.04%
6,755	Koppers Holdings, Inc.	98

	Communications Equipment — 0.37%
1,400	ADTRAN, Inc.	23
2,642	Airvana, Inc. (a)	15
11,500	Arris Group, Inc. (a)	85
8,000	Comtech Telecommunications Corp. (a)	198
17,100	DG Fastchannel, Inc. (a)	321
7,000	Extreme Networks, Inc. (a)	11
9,144	Globecomm Systems, Inc. (a)	53
4,900	Neutral Tandem, Inc. (a)	120
19,005	Symmetricom, Inc. (a)	66
2,100	ViaSat, Inc. (a)	44

		936

	Computer & Electronics Retail — 0.04%
6,393	hhgregg, Inc. (a)	90

	Computer Hardware — 0.00%
1,105	Super Micro Computer, Inc. (a)	5

	Computer Storage & Peripherals — 0.03%
20,000	Immersion Corp. (a)	58
16,000	Quantum Corp. (a)	11

		69

	Construction & Engineering — 0.23%
3,100	AECOM Technology Corp. (a)	81
7,300	Great Lakes Dredge & Dock Co.	22
20,379	MasTec, Inc. (a)	246
5,200	Northwest Pipe Co. (a)	148
2,700	The Shaw Group, Inc. (a)	74

		571

	Construction & Farm Machinery — 0.06%
8,000	FreightCar America, Inc.	140

	Data Processing & Outsourced Services — 0.16%
3,000	Broadridge Financial Solutions, Inc.	56
2,731	CSG Systems International, Inc. (a)	39
11,300	Euronet Worldwide, Inc. (a)	148

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Data Processing & Outsourced Services (continued)
41,208	Global Cash Access Holdings, Inc. (a)	$157

		400

	Diversified Banks — 0.04%
10,886	Banco Latinoamericano de Exportaciones S.A., Class - E	102

	Diversified Chemicals — 0.01%
1,860	Ashland, Inc.	19
77	LSB Industries, Inc. (a)	1

		20

	Diversified Metals & Mining — 0.20%
8,986	Compass Minerals International, Inc.	507

	Diversified Support Services — 0.03%
3,300	EnerNOC, Inc. (a)	48
3,118	Schawk, Inc.	19

		67

	Electric Utilities — 0.61%
42,382	Cleco Corp.	919
2,000	FPL Group, Inc.	101
5,600	Portland General Electric Co.	99
14,800	Unisource Energy Corp.	417

		1,536

	Electrical Components & Equipment — 0.08%
2,755	Encore Wire Corp.	59
4,200	Energy Conversion Devices, Inc. (a)	55
5,234	LaBarge, Inc. (a)	44
1,100	Powell Industries, Inc. (a)	39

		197

	Electronic Components — 0.02%
5,000	CPI International, Inc. (a)	47

	Electronic Equipment & Instruments — 0.05%
17,700	L-1 Identity Solutions, Inc. (a)	90
2,200	OSI Systems, Inc. (a)	34

		124

	Electronic Manufacturing Services — 0.04%
14,580	RadiSys Corp. (a)	88

	Energy Equipment & Services — 0.00%
136,440	Enbridge Energy Management LLC (a)(b)	—

	Food Retail — 0.05%
8,379	Susser Holdings Corp. (a)	113

	Gas Utilities — 0.02%
1,072	AmeriGas Partners LP	30
900	Chesapeake Utilities Corp.	28

		58

	Health Care Distributors — 0.15%
11,400	Owens & Minor, Inc.	378

	Health Care Equipment — 0.11%
9,200	ev3, Inc. (a)	65
2,000	Hologic, Inc. (a)	26
5,691	Invacare Corp.	91
7,100	Sirona Dental Systems, Inc. (a)	102

		284

	Health Care Facilities — 0.26%
1,329	Assisted Living Concepts, Inc., Class - A (a)	18
21,000	Five Star Quality Care, Inc. (a)	22
19,300	Kindred Healthcare, Inc. (a)	288
9,380	Psychiatric Solutions, Inc. (a)	147
12,877	Skilled Healthcare Group, Inc., Class - A (a)	106
4,705	The Ensign Group, Inc.	73

		654

	Health Care Services — 0.80%
17,286	Chemed Corp.	672
21,354	Emergency Medical Services Corp. (a)	670
13,500	Odyssey HealthCare, Inc. (a)	131
5,300	Providence Service Corp. (a)	37
22,000	RehabCare Group, Inc. (a)	384
7,408	Res-Care, Inc. (a)	108

		2,002

	Health Care Supplies — 0.02%
1,300	ICU Medical, Inc. (a)	42

	Health Care Technology — 0.04%
2,800	Computer Programs & Systems, Inc.	93

	Heavy Electrical Equipment — 0.06%
6,000	AZZ, Inc. (a)	158

	Homefurnishing Retail — 0.11%
4,000	Aaron Rents, Inc.	107
9,000	Rent-A-Center, Inc. (a)	174

		281

	Human Resource & Employment Services — 0.03%
9,798	Volt Information Sciences, Inc. (a)	65

	Industrial Conglomerates — 0.06%
9,900	Tredegar Industries, Inc.	162

	Industrial Machinery — 0.22%
7,943	Barnes Group, Inc.	85
2,800	Hurco Cos., Inc. (a)	30
15,400	Mueller Industries, Inc.	334
5,500	TriMas Corp. (a)	10
2,000	Valmont Industries, Inc.	100

		559

	Industrial REITs — 0.11%
38,337	DuPont Fabros Technology, Inc.	264

	Insurance — 0.29%
3,200	Hallmark Financial Services, Inc. (a)	22
1,000	Meadowbrook Insurance Group, Inc.	6
30,000	Validus Holdings Ltd.	711

		739

	Insurance Brokers — 0.01%
10,000	National Financial Partners Corp.	32

	Integrated Telecommunication Services — 0.07%
70,000	Cincinnati Bell, Inc. (a)	161
400	Consolidated Communications Holdings, Inc.	4

		165

	Internet Software & Services — 0.16%
34,171	EarthLink, Inc. (a)	224
6,800	Perficient, Inc. (a)	37
3,000	S1 Corp. (a)	15
500	Web.Com Group, Inc. (a)	2
6,000	WebMD Health Corp., Class - A (a)	134

		412

	Investment Banking & Brokerage — 0.63%
84,875	Knight Capital Group, Inc., Class - A (a)	1,251
57,488	LaBranche & Co., Inc. (a)	215
1,000	Piper Jaffray Cos., Inc. (a)	26

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Investment Banking & Brokerage (continued)
5,660	SWS Group, Inc.	$88

		1,580

	IT Consulting & Other Services — 0.11%
13,400	Perot Systems Corp., Class - A (a)	173
7,500	SRA International, Inc., Class - A (a)	110

		283

	Life & Health Insurance — 0.02%
13,262	American Equity Investment Life Holding Co.	55

	Managed Health Care — 0.69%
19,300	Amerigroup Corp. (a)	531
14,136	Centene Corp. (a)	255
11,657	Magellan Health Services, Inc. (a)	425
20,088	Molina Heathcare, Inc. (a)	382
10,900	Triple-S Management Corp., Class - B (a)	134

		1,727

	Marine — 0.02%
13,101	Eagle Bulk Shipping, Inc.	56
600	Navios Maritime Partners LP	5

		61

	Mortgage REITs — 0.27%
10,800	American Capital Agency Corp.	185
18,248	Capstead Mortgage Corp.	196
35,800	Chimera Investment Corp.	120
6,239	Hatteras Financial Corp.	156
6,100	Resource Capital Corp.	19

		676

	Movies & Entertainment — 0.00%
1,000	CKX, Inc. (a)	4

	Multi-line Insurance — 0.07%
21,400	Horace Mann Educators Corp.	179

	Multi-Sector Holdings — 0.18%
30,687	Leucadia National Corp. (a)	457

	Oil & Gas Equipment & Services — 0.22%
12,700	Bristow Group, Inc. (a)	272
43,000	Cal Dive International, Inc. (a)	291
110	Geokinetics, Inc. (a)	1

		564

	Oil & Gas Exploration & Production — 0.08%
13,400	Linn Energy LLC	200

	Oil & Gas Refining & Marketing — 0.55%
29,900	Alon USA Energy, Inc.	410
33,700	Delek US Holdings, Inc.	349
38,200	Western Refining, Inc.	456
5,400	World Fuel Services Corp.	171

		1,386

	Oil & Gas Storage & Transportation — 0.15%
8,040	Energy Transfer Partners LP	296
9,548	Teekay Tankers Ltd., Class A	91

		387

	Packaged Foods & Meats — 0.95%
31,600	Ralcorp Holdings, Inc. (a)	1,702
23,641	TreeHouse Foods, Inc. (a)	681

		2,383

	Paper Packaging — 0.24%
22,146	Rock-Tenn Co., Class - A	599

	Paper Products — 0.01%
13,300	Buckeye Technologies, Inc. (a)	28

	Personal Products — 0.17%
21,500	American Oriental Bioengineering, Inc. (a)	83
6,298	Chattem, Inc. (a)	353

		436

	Pharmaceuticals — 0.04%
9,400	Par Pharmaceutical Cos., Inc. (a)	89

	Property & Casualty Insurance — 1.44%
4,500	American Safety Insurance Holdings Ltd. (a)	52
31,223	Amerisafe, Inc. (a)	478
26,634	AmTrust Financial Services, Inc.	254
540	Argo Group International Holdings Ltd. - ADR (a)	16
59,949	Aspen Insurance Holdings Ltd.	1,346
6,231	CNA Surety Corp. (a)	115
2,158	First Mercury Financial Corp. (a)	31
800	National Interstate Corp.	14
12,596	Safety Insurance Group, Inc.	392
16,400	Stewart Information Services Corp.	320
24,361	Tower Group, Inc.	600

		3,618

	Publishing — 0.23%
22,580	Interactive Data Corp.	561
3,497	Media General, Inc., Class - A	7

		568

	Regional Banks — 0.16%
8,800	Bank of the Ozarks, Inc.	203
3,100	Park National Corp.	173
1,000	Southside Bancshares, Inc.	19
1,500	Sterling Bancorp	15

		410

	Reinsurance — 0.14%
8,600	Maiden Holdings Ltd.	38
25,000	Montpelier Re Holdings Ltd. - ADR	324

		362

	Research and Consulting Services — 0.06%
2,000	Huron Consulting Group, Inc. (a)	85
2,900	ICF International, Inc. (a)	66

		151

	Restaurants — 0.36%
1,600	AFC Enterprises, Inc. (a)	7
16,177	Cracker Barrel Old Country Store, Inc.	464
24,900	Red Robin Gourmet Burgers, Inc. (a)	439

		910

	Retail REITs — 0.04%
6,000	Getty Realty Corp.	110

	Security & Alarm Services — 0.26%
3,200	Cornell Cos., Inc. (a)	53
19,659	GeoEye, Inc. (a)	388
15,400	The Geo Group, Inc. (a)	204

		645

	Semiconductors — 0.55%
17,095	MIPS Technologies, Inc. (a)	50
2,000	NVE Corp. (a)	58
27,900	Semtech Corp. (a)	372
19,351	Sigma Designs, Inc. (a)	241

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Semiconductors (continued)
81,410	Skyworks Solutions, Inc. (a)	$656

		1,377

	Specialized Consumer Services — 0.11%
14,500	Regis Corp.	209
2,400	Steiner Leisure Ltd. (a)	59

		268

	Specialized Finance — 0.08%
3,158	Fifth Street Finance Corp.	24
9,000	Life Partners Holdings, Inc.	154
16,150	Primus Guaranty Ltd. (a)	25

		203

	Specialized REITs — 0.47%
3,000	LTC Properties, Inc.	53
32,831	OMEGA Healthcare Investors, Inc.	462
46,800	Senior Housing Properties Trust	656

		1,171

	Specialty Chemicals — 0.10%
16,500	H.B. Fuller Co.	214
8,700	Innospec, Inc.	33

		247

	Steel — 0.02%
6,600	A.M. Castle & Co.	59

	Systems Software — 0.12%
9,400	Macrovision Solutions Corp. (a)	167
8,000	Progress Software Corp. (a)	139

		306

	Technology Distributors — 0.04%
5,637	SYNNEX Corp. (a)	111

	Thrifts & Mortgage Finance — 0.03%
8,540	Dime Community Bancshares, Inc.	80

	Tobacco — 0.00%
2,005	Alliance One International, Inc. (a)	8

	Trading Companies & Distributors — 0.20%
34,500	Beacon Roofing Supply, Inc. (a)	462
1,619	H&E Equipment Services, Inc. (a)	11
2,600	Textainer Group Holdings Ltd.	17

		490

	Trucking — 0.02%
2,000	Old Dominion Freight Line, Inc. (a)	47
50	Saia, Inc. (a)	1

		48

	Water Utilities — 0.05%
2,800	American States Water Co.	102
600	Connecticut Water Service, Inc.	12
5,500	Southwest Water Co.	24

		138

	Wireless Telecommunication Services — 0.37%
3,200	Centennial Communications Corp. (a)	27
5,800	iPCS, Inc. (a)	56
3,500	Leap Wireless International, Inc. (a)	122
44,056	Syniverse Holdings, Inc. (a)	694
2,900	USA Mobility, Inc.	27

		926

	Total Geewax & Partners, LLC	39,118

	IronBridge Capital Management LP — 25.74%
	Aerospace & Defense — 0.88%
4,376	Axsys Technologies, Inc. (a)	184
18,598	Esterline Technologies Corp. (a)	375
33,409	Moog, Inc., Class - A (a)	764
29,658	Orbital Sciences Corp. (a)	353
14,150	Triumph Group, Inc.	541

		2,217

	Agricultural Products — 0.31%
36,426	Corn Products International, Inc.	772

	Application Software — 0.90%
20,700	ANSYS, Inc. (a)	520
23,587	Informatica Corp. (a)	313
37,153	Jack Henry & Associates, Inc.	606
37,510	Parametric Technology Corp. (a)	374
30,078	Tyler Technologies, Inc. (a)	440

		2,253

	Asset Management & Custody Banks — 0.18%
24,385	Waddell & Reed Financial, Inc.	441

	Auto Parts & Equipment — 0.32%
44,835	Gentex Corp.	447
30,425	Superior Industries International, Inc.	360

		807

	Biotechnology — 0.73%
59,026	Cepheid, Inc. (a)	407
46,106	Isis Pharmaceuticals, Inc. (a)	692
16,541	Metabolix, Inc. (a)	113
6,600	Myriad Genetics, Inc. (a)	300
11,549	Onyx Pharmaceuticals, Inc. (a)	330

		1,842

	Building Products — 0.49%
49,375	Apogee Enterprises, Inc.	542
25,471	Universal Forest Products, Inc.	678

		1,220

	Casinos & Gaming — 0.34%
41,115	WMS Industries, Inc. (a)	860

	Commodity Chemicals — 0.17%
54,131	Methanex Corp.	423

	Communications Equipment — 0.50%
26,923	Polycom, Inc. (a)	414
63,172	Tekelec (a)	836

		1,250

	Computer Storage & Peripherals — 0.42%
39,521	Synaptics, Inc. (a)	1,058

	Construction & Engineering — 0.24%
38,463	Insituform Technologies, Inc., Class - A (a)	602

	Construction & Farm Machinery — 0.31%
30,104	Astec Industries, Inc. (a)	790

	Consumer Electronics — 0.21%
28,980	Universal Electronics, Inc. (a)	525

	Diversified Chemicals — 0.42%
24,312	FMC Corp.	1,049

	Diversified Real Estate Activities — 0.14%
21,419	The St. Joe Co. (a)	359

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Education Services — 0.28%
3,927	Strayer Education, Inc.	$706

	Electric Utilities — 0.15%
8,394	ITC Holdings Corp.	366

	Electrical Components & Equipment — 0.94%
25,765	American Superconductor Corp. (a)	446
63,419	GrafTech International Ltd. (a)	391
12,353	SunPower Corp., Class - A (a)	245
33,555	Thomas & Betts Corp. (a)	839
38,475	Woodward Governor Co.	430

		2,351

	Electronic Equipment & Instruments — 1.06%
45,514	Daktronics, Inc.	298
43,623	Flir Systems, Inc. (a)	893
6,822	Itron, Inc. (a)	323
48,434	National Instruments Corp.	903
15,478	Rofin-Sinar Technologies, Inc. (a)	250

		2,667

	Electronic Manufacturing Services — 0.26%
42,416	Trimble Navigation Ltd. (a)	648

	Environmental & Facilities Services — 0.11%
13,890	Tetra Tech, Inc. (a)	283

	Footwear — 0.26%
41,168	Wolverine World Wide, Inc.	641

	Gas Utilities — 0.57%
24,167	AGL Resources, Inc.	641
33,766	UGI Corp.	797

		1,438

	Health Care Distributors — 0.46%
34,633	Owens & Minor, Inc.	1,147

	Health Care Equipment — 0.71%
33,276	ABIOMED, Inc. (a)	163
11,410	Gen-Probe, Inc. (a)	520
36,442	Hansen Medical, Inc. (a)	146
11,444	IDEXX Laboratories, Inc. (a)	396
13,359	SonoSite, Inc. (a)	239
22,079	ZOLL Medical Corp. (a)	317

		1,781

	Health Care Supplies — 0.07%
8,056	Neogen Corp. (a)	176

	Health Care Technology — 0.69%
30,670	Cerner Corp. (a)	1,349
30,041	Phase Forward, Inc. (a)	384

		1,733

	Household Appliances — 0.33%
32,605	Snap-on, Inc.	818

	Housewares & Specialties — 0.39%
57,844	Tupperware Brands Corp.	983

	Industrial Conglomerates — 0.12%
14,305	Raven Industries, Inc.	297

	Industrial Machinery — 0.78%
18,718	IDEX Corp.	409
17,774	Kaydon Corp.	486
14,337	Lincoln Electric Holding, Inc.	454
12,338	Valmont Industries, Inc.	620

		1,969

	Internet Retail — 0.08%
4,750	Netflix, Inc. (a)	204

	Investment Banking & Brokerage — 0.59%
86,836	Jefferies Group, Inc.	1,199
8,900	Knight Capital Group, Inc., Class - A (a)	131
14,450	optionsXpress Holdings, Inc.	164

		1,494

	Leisure Products — 0.31%
107,111	Callaway Golf Co.	769

	Life Sciences Tools & Services — 1.41%
17,950	Albany Molecular Research, Inc. (a)	169
7,130	Dionex Corp. (a)	337
84,005	Exelixis, Inc. (a)	386
31,256	Illumina, Inc. (a)	1,164
9,386	Techne Corp.	514
41,319	Varian, Inc. (a)	981

		3,551

	Marine — 0.42%
56,043	Alexander & Baldwin, Inc.	1,066

	Metal & Glass Containers — 0.31%
25,273	AptarGroup, Inc.	787

	Multi-line Insurance — 0.46%
71,377	American Financial Group, Inc.	1,146

	Multi-Sector Holdings — 0.08%
6,809	PICO Holdings, Inc. (a)	205

	Multi-Utilities — 0.80%
91,421	Avista Corp.	1,260
41,678	Black Hills Corp.	745

		2,005

	Office REITs — 0.59%
7,510	Alexandria Real Estate Equities, Inc.	273
48,307	Corporate Office Properties	1,200

		1,473

	Oil & Gas Drilling — 0.21%
25,149	Unit Corp. (a)	526

	Oil & Gas Equipment & Services — 0.71%
11,584	Lufkin Industries, Inc.	439
21,447	Oceaneering International, Inc. (a)	791
30,886	Oil States International, Inc. (a)	414
19,482	Tesco Corp. (a)	152

		1,796

	Oil & Gas Exploration & Production — 0.51%
34,082	Cabot Oil & Gas Corp., Class - A	803
30,452	Mariner Energy, Inc. (a)	236
32,196	Swift Energy Co. (a)	235

		1,274

	Oil & Gas Storage & Transportation — 0.29%
48,044	Southern Union Co.	731

	Property & Casualty Insurance — 1.02%
5,010	Alleghany Corp. (a)	1,357
25,317	Argo Group International Holdings Ltd. - ADR (a)	763
22,921	Stewart Information Services Corp.	447

		2,567

	Real Estate Investment Trusts — 0.47%
38,668	Mid-America Apartment Communities, Inc.	1,192

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Regional Banks — 1.08%
24,124	Cullen/Frost Bankers, Inc.	$1,132
27,988	TCF Financial Corp.	329
11,537	United Bankshares, Inc.	199
23,416	Westamerica Bancorp	1,067

		2,727

	Semiconductor Equipment — 0.18%
20,536	Varian Semiconductor Equipment Associates, Inc. (a)	445

	Semiconductors — 0.50%
88,455	Cypress Semiconductor Corp. (a)	599
35,833	Semtech Corp. (a)	478
9,779	Standard Microsystems Corp. (a)	182

		1,259

	Specialized Finance — 0.14%
16,354	Financial Federal Corp.	346

	Specialty Chemicals — 0.64%
17,269	Arch Chemicals, Inc.	327
26,352	Lubrizol Corp.	896
12,213	Minerals Technologies, Inc.	392

		1,615

	Specialty Stores — 0.42%
29,606	Tractor Supply Co. (a)	1,068

	Steel — 0.13%
22,353	Carpenter Technology Corp.	316

	Systems Software — 0.13%
10,784	Sybase, Inc. (a)	327

	Technology Distributors — 0.16%
22,176	ScanSource, Inc. (a)	412

	Thrifts & Mortgage Finance — 0.16%
30,788	Washington Federal, Inc.	409

	Trading Companies & Distributors — 0.20%
8,804	GATX Corp.	178
18,383	WESCO International, Inc. (a)	333

		511

	Total IronBridge Capital Management LP	64,693

	Mellon Capital Management Corp. — 13.42%
	Aerospace & Defense — 0.16%
1,500	American Science & Engineering, Inc.	84
3,715	Esterline Technologies Corp. (a)	75
14,048	Orbital Sciences Corp. (a)	167
2,209	TransDigm Group, Inc. (a)	72

		398

	Agricultural Products — 0.05%
13,100	Darling International, Inc. (a)	49
5,209	Fresh Del Monte Produce, Inc. (a)	85

		134

	Airlines — 0.06%
12,841	SkyWest, Inc.	160

	Apparel Retail — 0.30%
4,192	Aeropostale, Inc. (a)	111
9,700	Citi Trends, Inc. (a)	222
15,641	Dress Barn, Inc. (a)	192
5,330	Jos. A. Bank Clothiers, Inc. (a)	148
7,400	Shoe Carnival, Inc. (a)	77

		750

	Apparel, Accessories & Luxury — 0.05%
8,099	Fossil, Inc. (a)	127

	Application Software — 0.52%
6,236	Concur Technologies, Inc. (a)	120
10,190	Interactive Intelligence, Inc. (a)	92
10,167	Jack Henry & Associates, Inc.	166
16,261	JDA Software Group, Inc. (a)	188
13,484	Manhattan Associates, Inc. (a)	233
8,249	Net 1 UEPS Technologies, Inc. (a)	125
5,300	Parametric Technology Corp. (a)	53
4,854	SPSS, Inc. (a)	138
5,239	Taleo Corp., Class - A (a)	62
17,300	TiVo, Inc. (a)	122

		1,299

	Asset Management & Custody Banks — 0.04%
16,400	Penson Worldwide, Inc. (a)	106

	Auto Parts & Equipment — 0.04%
6,686	Fuel Systems Solutions, Inc. (a)	90

	Biotechnology — 0.82%
2,100	Alexion Pharmaceuticals, Inc. (a)	79
11,500	Alkermes, Inc. (a)	140
8,900	Alnylam Pharmaceuticals, Inc. (a)	169
3,485	CV Therapeutics, Inc. (a)	69
17,535	Isis Pharmaceuticals, Inc. (a)	263
9,959	Martek Biosciences Corp.	182
16,700	Maxygen, Inc. (a)	114
14,100	Momenta Pharmaceuticals, Inc. (a)	155
7,600	Myriad Genetics, Inc. (a)	346
2,500	Onyx Pharmaceuticals, Inc. (a)	71
3,181	OSI Pharmaceuticals, Inc. (a)	122
19,000	Progenics Pharmaceuticals, Inc. (a)	125
7,593	Regeneron Pharmaceuticals, Inc. (a)	105
12,574	Seattle Genetics, Inc. (a)	124

		2,064

	Broadcasting — 0.02%
5,659	Fisher Communications, Inc.	55

	Building Products — 0.07%
6,200	AAON, Inc.	113
13,383	Gibraltar Industries, Inc.	63

		176

	Casinos & Gaming — 0.11%
5,429	Bally Technologies, Inc. (a)	100
8,949	WMS Industries, Inc. (a)	187

		287

	Commercial Printing — 0.10%
6,300	Consolidated Graphics, Inc. (a)	80
7,642	Ennis, Inc.	68
8,700	M & F Worldwide Corp. (a)	102

		250

	Commodity Chemicals — 0.08%
8,386	Calgon Carbon Corp. (a)	119
6,300	Innophos Holdings, Inc.	71

		190

	Communications Equipment — 0.34%
11,280	Anaren, Inc. (a)	124
20,800	Arris Group, Inc. (a)	153
14,200	Avocent Corp. (a)	172
17,799	Harmonic, Inc. (a)	116

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Communications Equipment (continued)
19,640	Oplink Communications, Inc. (a)	$151
3,766	Plantronics, Inc.	46
6,600	Starent Networks Corp. (a)	104

		866

	Computer & Electronics Retail — 0.06%
12,373	Systemax, Inc. (a)	160

	Computer Storage & Peripherals — 0.13%
11,488	Intermec, Inc. (a)	120
14,896	Netezza Corp. (a)	101
4,327	Synaptics, Inc. (a)	116

		337

	Construction & Engineering — 0.16%
8,683	EMCOR Group, Inc. (a)	149
1,600	Granite Construction, Inc.	60
5,541	Michael Baker Corp. (a)	144
3,397	Perini Corp. (a)	42

		395

	Construction & Farm Machinery — 0.10%
3,800	Cascade Corp.	67
13,500	Federal Signal Corp.	71
4,426	Wabtec Corp.	117

		255

	Consumer Finance — 0.11%
7,400	EZCORP, Inc., Class - A (a)	85
9,600	Nelnet, Inc., Class - A (a)	85
5,654	World Acceptance Corp. (a)	97

		267

	Data Processing & Outsourced Services — 0.20%
4,300	Cass Information Systems, Inc.	139
15,159	TeleTech Holdings, Inc. (a)	165
11,300	Wright Express Corp. (a)	206

		510

	Diversified Banks — 0.06%
16,549	Banco Latinoamericano de Exportaciones S.A., Class - E	155

	Diversified Chemicals — 0.08%
13,702	Olin Corp.	196

	Diversified Metals & Mining — 0.03%
1,300	Compass Minerals International, Inc.	73

	Diversified REITs — 0.11%
7,052	Investors Real Estate Trust	69
5,500	PS Business Parks, Inc.	203

		272

	Diversified Support Services — 0.07%
4,739	ATC Technology Corp. (a)	53
4,900	Comfort Systems USA, Inc.	51
5,187	Viad Corp.	73

		177

	Education Services — 0.07%
6,700	Corinthian Colleges, Inc. (a)	130
1,174	DeVry, Inc.	57

		187

	Electric Utilities — 0.16%
13,404	El Paso Electric Co. (a)	189
5,100	ITC Holdings Corp.	222

		411

	Electrical Components & Equipment — 0.26%
7,615	Acuity Brands, Inc.	172
3,900	American Superconductor Corp. (a)	67
5,400	Belden, Inc.	68
5,400	Brady Corp., Class - A	95
3,215	Energy Conversion Devices, Inc. (a)	43
22,434	GrafTech International Ltd. (a)	138
6,826	Woodward Governor Co.	76

		659

	Electronic Components — 0.03%
3,500	Rogers Corp. (a)	66

	Electronic Equipment & Instruments — 0.05%
8,895	Cognex Corp.	119

	Electronic Manufacturing Services — 0.10%
14,691	Benchmark Electronics, Inc. (a)	164
12,879	TTM Technologies, Inc. (a)	75

		239

	Environmental & Facilities Services — 0.04%
4,300	Tetra Tech, Inc. (a)	88

	Fertilizers & Agricultural Chemicals — 0.02%
2,037	Terra Industries, Inc.	57

	Food Retail — 0.20%
4,173	Casey’s General Stores, Inc.	111
11,463	The Great Atlantic & Pacific Tea Co., Inc. (a) 61
11,800	The Pantry, Inc. (a)	208
4,300	Weis Markets, Inc.	133

		513

	Footwear — 0.10%
3,800	Steven Madden Ltd. (a)	71
11,909	Wolverine World Wide, Inc.	186

		257

	Gas Utilities — 0.10%
9,930	Piedmont Natural Gas Co., Inc.	257

	General Merchandise Stores — 0.06%
13,200	Fred’s, Inc., Class - A	149

	Health Care Distributors — 0.14%
4,103	Owens & Minor, Inc.	136
13,400	Pharmerica Corp. (a)	223

		359

	Health Care Equipment — 0.45%
18,600	American Medical Systems Holdings, Inc. (a) 207
8,846	CONMED Corp. (a)	127
12,673	Invacare Corp.	203
14,700	Quidel Corp. (a)	136
10,254	Somanetics Corp. (a)	156
5,298	SonoSite, Inc. (a)	95
9,000	STERIS Corp.	210

		1,134

	Health Care Facilities — 0.05%
13,900	HealthSouth Corp. (a)	123

	Health Care Services — 0.08%
4,200	CorVel Corp. (a)	85

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Health Care Services (continued)
18,287	Cross Country Healthcare, Inc. (a)	$120

		205

	Health Care Supplies — 0.11%
15,000	Align Technology, Inc. (a)	119
5,178	Cynosure, Inc. Class - A (a)	31
9,388	Merit Medical Systems, Inc. (a)	115

		265

	Health Care Technology — 0.06%
15,500	Allscripts-Misys Healthcare Solutions, Inc.	160

	Home Entertainment Software — 0.05%
14,800	Take-Two Interactive Software, Inc.	124

	Home Furnishings — 0.02%
7,276	Tempur-Pedic International, Inc.	53

	Housewares & Specialties — 0.05%
6,600	Tupperware Brands Corp.	112

	Human Resource & Employment Services — 0.18%
5,400	Administaff, Inc.	114
6,371	CDI Corp.	62
8,839	Korn/Ferry International (a)	80
30,813	MPS Group, Inc. (a)	184

		440

	Independent Power Producers & Energy Traders — 0.06%
5,296	Ormat Technologies, Inc.	145

	Industrial Conglomerates — 0.05%
8,100	Tredegar Corp.	132

	Industrial Machinery — 0.31%
11,936	Actuant Corp., Class - A	123
5,100	Briggs & Stratton Corp.	84
7,747	Chart Industries, Inc. (a)	61
6,639	CIRCOR International, Inc.	149
11,099	Kadant, Inc. (a)	128
3,539	L.B. Foster Co., Class - A (a)	88
6,500	Robbins & Myers, Inc.	99
12,072	Tecumseh Products Co., Class - A (a)	55

		787

	Industrial REITs — 0.06%
19,581	First Potomac Realty Trust	144

	Integrated Telecommunication Services — 0.06%
8,467	NTELOS Holding Corp.	154

	Internet Retail — 0.08%
9,393	Overstock.com, Inc. (a)	86
11,200	Stamps.com, Inc. (a)	109

		195

	Internet Software & Services — 0.21%
25,661	EarthLink, Inc. (a)	169
2,700	j2 Global Communications, Inc. (a)	59
2,379	Sohu.com, Inc. (a)	98
19,359	Vignette Corp. (a)	129
2,200	VistaPrint Ltd. (a)	61

		516

	Investment Banking & Brokerage — 0.21%
15,199	Knight Capital Group, Inc., Class - A (a)	224
7,602	optionsXpress Holdings, Inc.	86
3,800	Stifel Financial Corp. (a)	165
3,800	SWS Group, Inc.	59

		534

	IT Consulting & Other Services — 0.13%
11,500	Gartner, Inc. (a)	127
15,200	RightNow Technologies, Inc. (a)	115
18,000	Sapient Corp. (a)	80

		322

	Leisure Products — 0.06%
3,976	Polaris Industries, Inc.	85
4,400	Pool Corp.	59

		144

	Life & Health Insurance — 0.06%
7,309	Delphi Financial Group, Inc., Class - A	98
6,231	Presidential Life Corp.	49

		147

	Life Sciences Tools & Services — 0.19%
13,425	Albany Molecular Research, Inc. (a)	127
8,040	Bruker BioSciences Corp. (a)	49
3,659	Dionex Corp. (a)	173
5,157	Varian, Inc. (a)	122

		471

	Managed Health Care — 0.20%
7,494	Amerigroup Corp. (a)	206
11,100	Centene Corp. (a)	200
2,580	Magellan Health Services, Inc. (a)	94

		500

	Movies & Entertainment — 0.10%
9,757	Marvel Entertainment, Inc. (a)	259

	Multi-Utilities — 0.14%
11,900	NorthWestern Corp.	255
12,800	PNM Resources, Inc.	106

		361

	Office REITs — 0.12%
16,500	BioMed Realty Trust, Inc.	112
5,300	Highwoods Properties, Inc.	113
7,100	Parkway Properties, Inc.	73

		298

	Office Services & Supplies — 0.14%
16,980	Knoll, Inc.	104
9,634	Sykes Enterprises, Inc. (a)	160
2,663	United Stationers, Inc. (a)	75

		339

	Oil & Gas Equipment & Services — 0.08%
3,600	Lufkin Industries, Inc.	136
6,600	Willbros Group, Inc. (a)	64

		200

	Oil & Gas Exploration & Production — 0.39%
8,900	Bill Barrett Corp. (a)	198
6,700	Comstock Resources, Inc. (a)	200
3,000	Concho Resources, Inc. (a)	77
4,624	Contango Oil & Gas Co. (a)	181
8,400	EXCO Resources, Inc. (a)	84
6,000	Penn Virginia Corp.	66
14,300	Rosetta Resources, Inc. (a)	71
20,100	VAALCO Energy, Inc. (a)	106

		983

	Oil & Gas Refining & Marketing — 0.06%
4,600	World Fuel Services Corp.	146

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Oil & Gas Storage & Transportation — 0.08%
6,950	Knightsbridge Tankers Ltd.	$101
3,500	Nordic American Tanker Shipping Ltd.	103

		204

	Packaged Foods & Meats — 0.22%
14,014	Chiquita Brands International, Inc. (a)	93
10,862	Flowers Foods, Inc.	255
1,300	Lancaster Colony Corp.	54
2,908	Ralcorp Holdings, Inc. (a)	157

		559

	Paper Products — 0.05%
1	Clearwater Paper Corp. (a)	—
20,894	Glatfelter Co.	130

		130

	Pharmaceuticals — 0.19%
11,848	BioMimetic Therapeutics, Inc. (a)	84
13,900	Cadence Pharmaceuticals, Inc. (a)	130
3,777	Medicis Pharmaceutical Corp., Class - A	47
6,300	Valeant Pharmaceuticals, Inc. (a)	112
20,400	ViroPharma, Inc. (a)	107

		480

	Property & Casualty Insurance — 0.28%
3,973	American Physicians Capital, Inc.	163
16,794	AmTrust Financial Services, Inc.	160
8,263	Aspen Insurance Holdings Ltd.	186
1,900	FPIC Insurance Group, Inc. (a)	70
2,299	RLI Corp.	115

		694

	Real Estate Investment Trusts — 0.02%
4,400	Post Properties, Inc.	45

	Regional Banks — 0.81%
9,943	Cathay General Bancorp	104
5,334	Community Bank System, Inc.	89
16,608	First Bancorp	71
13,014	First Financial Bancorp.	124
10,273	FirstMerit Corp.	187
7,300	International Bancshares Corp.	57
16,359	National Penn Bancshares, Inc.	136
11,200	Old Second Bancorp, Inc.	71
6,551	Pacific Capital Bancorp	44
6,700	PacWest Bancorp	96
8,000	Signature Bank (a)	226
20,415	Sterling Bancshares, Inc.	134
18,569	Susquehanna Bancshares, Inc.	173
6,009	SVB Financial Group (a)	120
6,100	Trustmark Corp.	112
5,109	UMB Financial Corp.	217
8,452	Umpqua Holdings Corp.	77

		2,038

	Reinsurance — 0.16%
6,200	Greenlight Capital Re Ltd. Class - A (a)	99
5,900	IPC Holdings Ltd.	160
4,700	Platinum Underwriters Holdings Ltd.	133

		392

	Research and Consulting Services — 0.08%
9,124	CBIZ, Inc. (a)	64
8,349	School Specialty, Inc. (a)	147

		211

	Restaurants — 0.28%
4,900	Bob Evans Farms, Inc.	110
12,000	California Pizza Kitchen, Inc. (a)	157
15,400	Cheesecake Factory, Inc. (a)	176
6,900	DineEquity, Inc.	82
8,000	P.F. Chang’s China Bistro, Inc. (a)	183

		708

	Retail REITs — 0.13%
14,708	Inland Real Estate Corp.	105
14,600	National Retail Properties, Inc.	231

		336

	Semiconductor Equipment — 0.17%
7,700	Advanced Energy Industries, Inc. (a)	58
6,873	Cabot Microelectronics Corp. (a)	165
16,025	Ultratech, Inc. (a)	200

		423

	Semiconductors — 0.33%
9,191	Micrel, Inc.	65
12,200	Microsemi Corp. (a)	142
19,109	OmniVision Technologies, Inc. (a)	128
16,458	Pericom Semiconductor Corp. (a)	120
11,800	Skyworks Solutions, Inc. (a)	95
9,600	Standard Microsystems Corp. (a)	179
12,000	Volterra Semiconductor Corp. (a)	101

		830

	Specialized Consumer Services — 0.06%
10,200	Regis Corp.	147

	Specialized Finance — 0.14%
7,799	Financial Federal Corp.	165
11,936	Interactive Brokers Group, Inc., Class - A (a)	193

		358

	Specialized REITs — 0.25%
12,100	Cogdell Spencer, Inc.	62
25,081	Extra Space Storage, Inc.	138
6,700	Healthcare Realty Trust, Inc.	101
3,947	National Health Investors, Inc.	106
2,703	Nationwide Health Properties, Inc.	60
1,610	Potlatch Corp.	37
9,400	Senior Housing Properties Trust	132

		636

	Specialty Chemicals — 0.08%
13,616	Landec Corp. (a)	76
3,722	Mineral Technologies, Inc.	119

		195

	Specialty Stores — 0.14%
12,300	Jo-Ann Stores, Inc. (a)	201
4,400	Tractor Supply Co. (a)	159

		360

	Steel — 0.05%
13,398	Worthington Industries, Inc.	117

	Systems Software — 0.09%
4,708	Sybase, Inc. (a)	142
11,200	Wind River Systems, Inc. (a)	72

		214

	Technology Distributors — 0.17%
5,462	Anixter International, Inc. (a)	173

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Technology Distributors (continued)
9,193	ScanSource, Inc. (a)	$171
4,161	SYNNEX Corp. (a)	82

		426

	Textiles, Apparel & Luxury Goods — 0.03%
1,584	Deckers Outdoor Corp. (a)	84

	Thrifts & Mortgage Finance — 0.13%
11,501	Bank Mutual Corp.	104
10,227	First Financial Holdings, Inc.	78
15,900	Provident New York Bancorp	136

		318

	Tobacco — 0.07%
5,989	Universal Corp.	179

	Trading Companies & Distributors — 0.10%
7,640	Applied Industrial Technologies, Inc.	129
9,000	Beacon Roofing Supply, Inc. (a)	120

		249

	Trucking — 0.16%
3,300	Arkansas Best Corp.	63
17,000	Celadon Group, Inc. (a)	94
6,200	Marten Transport Ltd. (a)	116
10,500	Saia, Inc. (a)	125

		398

	Water Utilities — 0.06%
4,900	Consolidated Water Co. Ltd.	53
4,215	SJW Corp.	107

		160

	Wireless Telecommunication Services — 0.13%
11,568	Syniverse Holdings, Inc. (a)	182
16,800	USA Mobility, Inc.	155

		337

	Total Mellon Capital Management Corp.	33,731

	Sterling Johnston Capital Management, L.P. — 15.99%
	Aerospace & Defense — 0.86%
14,800	Cubic Corp.	375
13,813	Curtiss-Wright Corp.	388
23,750	HEICO Corp.	577
21,447	Triumph Group, Inc.	819

		2,159

	Apparel Retail — 0.47%
14,135	Aeropostale, Inc. (a)	375
29,050	Collective Brands, Inc. (a)	283
25,003	The Gymboree Corp. (a)	534

		1,192

	Apparel, Accessories & Luxury — 0.21%
27,370	Carter’s, Inc. (a)	515

	Application Software — 0.74%
14,104	Blackboard, Inc. (a)	448
11,528	Concur Technologies, Inc. (a)	221
27,121	Informatica Corp. (a)	360
68,592	Lawson Software, Inc. (a)	291
43,450	Quest Software, Inc. (a)	551

		1,871

	Biotechnology — 1.15%
32,950	BioMarin Pharmaceutical, Inc. (a)	407
29,466	Genomic Health, Inc. (a)	719
18,350	Onyx Pharmaceuticals, Inc. (a)	524
10,100	Osiris Therapeutics, Inc. (a)	139
47,247	Seattle Genetics, Inc. (a)	466
9,700	United Therapeutics Corp. (a)	641

		2,896

	Casinos & Gaming — 0.08%
9,238	WMS Industries, Inc. (a)	193

	Coal & Consumable Fuels — 0.22%
31,350	Alpha Natural Resources, Inc. (a)	556

	Communications Equipment — 0.27%
8,918	Comtech Telecommunications Corp. (a)	221
18,450	Neutral Tandem, Inc. (a)	454

		675

	Construction & Engineering — 0.36%
74,100	Chicago Bridge & Iron Co. N.V.	465
34,750	Perini Corp. (a)	427

		892

	Data Processing & Outsourced Services — 0.24%
41,172	CyberSource Corp. (a)	610

	Distributors — 0.17%
30,200	LKQ Corp. (a)	431

	Diversified Support Services — 0.21%
35,000	Healthcare Services Group, Inc.	524

	Education Services — 0.46%
9,447	American Public Education, Inc. (a)	397
13,300	Career Education Corp. (a)	319
25,850	Grand Canyon Education, Inc. (a)	446

		1,162

	Electrical Components & Equipment — 0.83%
55,344	EnerSys (a)	671
31,400	General Cable Corp. (a)	622
63,800	GrafTech International Ltd. (a)	393
13,250	Regal-Beloit Corp.	406

		2,092

	Electronic Equipment & Instruments — 0.27%
57,000	Cogent, Inc. (a)	678

	Environmental & Facilities Services — 0.32%
16,950	Clean Harbors, Inc. (a)	814

	Health Care Distributors — 0.14%
23,750	PSS World Medical, Inc. (a)	341

	Health Care Equipment — 0.85%
20,007	Integra LifeSciences Holdings (a)	495
12,712	Meridian Bioscience, Inc.	230
16,000	NuVasive, Inc. (a)	502
11,620	SonoSite, Inc. (a)	208
33,646	Volcano Corp. (a)	489
16,703	Wright Medical Group, Inc. (a)	218

		2,142

	Health Care Facilities — 0.16%
48,191	Sun Healthcare Group, Inc. (a)	407

	Health Care Services — 0.45%
52,045	Alliance HealthCare Services, Inc. (a)	354
20,363	Catalyst Health Solutions, Inc. (a)	403
25,250	Gentiva Health Services, Inc. (a)	384

		1,141

	Health Care Supplies — 0.22%
9,868	Haemonetics Corp. (a)	544

	Home Entertainment Software — 0.18%
31,500	Perfect World Co. Ltd. - Sponsored ADR (a)	443

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Industrial Machinery — 0.59%
19,055	Kaydon Corp.	$521
14,144	Middleby Corp. (a)	458
17,550	Nordson Corp.	499

		1,478

	Internet Software & Services — 1.00%
9,700	Bankrate, Inc. (a)	242
15,384	Digital River, Inc. (a)	459
27,450	Gmarket, Inc. - ADR (a)	451
32,450	j2 Global Communications, Inc. (a)	710
12,250	Mercadolibre, Inc. (a)	227
34,211	SkillSoft PLC - ADR (a)	229
16,079	Websense, Inc. (a)	193

		2,511

	Investment Banking & Brokerage — 0.47%
18,100	Investment Technology Group, Inc. (a)	462
35,300	KBW, Inc. (a)	718

		1,180

	Life Sciences Tools & Services — 0.40%
5,228	AMAG Pharmaceuticals, Inc. (a)	192
25,500	Luminex Corp. (a)	462
19,670	Medivation, Inc. (a)	360

		1,014

	Marine — 0.16%
33,950	Diana Shipping, Inc.	400

	Metal & Glass Containers — 0.29%
21,600	Greif, Inc., Class - A	719

	Mortgage REITs — 0.41%
174,629	MFA Mortgage Investment, Inc.	1,027

	Oil & Gas Equipment & Services — 0.65%
38,295	Hornbeck Offshore Services, Inc. (a)	584
60,918	Tesco Corp. (a)	476
60,141	Willbros Group, Inc. (a)	583

		1,643

	Packaged Foods & Meats — 0.05%
3,600	American Italian Pasta Co., Class - A (a)	125

	Paper Packaging — 0.25%
23,069	Rock-Tenn Co., Class - A	624

	Pharmaceuticals — 0.16%
35,550	Eurand N.V. (a)	396

	Property & Casualty Insurance — 0.18%
11,900	Allied World Assurance Co. Holdings Ltd.	453

	Railroads — 0.13%
15,250	Genesee & Wyoming, Inc., Class - A (a)	324

	Regional Banks — 0.10%
70,650	Boston Private Financial Holdings, Inc.	248

	Research and Consulting Services — 0.38%
32,200	Duff & Phelps Corp., Class - A (a)	507
10,605	Huron Consulting Group, Inc. (a)	450

		957

	Restaurants — 0.12%
25,150	Cheesecake Factory, Inc. (a)	288

	Security & Alarm Services — 0.29%
36,970	GeoEye, Inc. (a)	730

Shares or Principal Amount (000)
	Semiconductors — 0.51%
37,250	Cypress Semiconductor Corp. (a)	252
29,430	Diodes, Inc. (a)	312
38,350	Semtech Corp. (a)	512
87,250	TriQuint Semiconductor, Inc. (a)	216

		1,292

	Steel — 0.14%
39,854	A.M. Castle & Co.	355

	Systems Software — 0.85%
57,250	Ariba, Inc. (a)	500
53,262	CommVault Systems, Inc. (a)	584
30,650	MICROS Systems, Inc. (a)	575
111,650	Novell, Inc. (a)	475

		2,134

	Total Sterling Johnston Capital Management, L.P.	40,176

	Total Common Stocks	244,850

	Time Deposits — 1.50%
	Frontier Capital Management Company, LLC — 0.34%
$854	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	854
	Geewax & Partners, LLC — 0.28%
709	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	709
	IronBridge Capital Management LP — 0.39%
971	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	971
	Mellon Capital Management Corp. — 0.13%
338	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	338
	Sterling Johnston Capital Management, L.P. — 0.36%
904	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	904

	Total Time Deposits	3,776

	Mutual Funds — 0.72%
	Geewax & Partners, LLC — 0.62%
39,453	iShares Russell 2000 Value Index Fund	1,557
	IronBridge Capital Management LP — 0.10%
5,650	iShares Russell 2000 Index Fund	237

	Total Mutual Funds	1,794

	Total Investments
	(cost $327,787) — 99.65%	250,420
	Other assets in excess of liabilities — 0.35%	889

	Net Assets — 100.00%	$251,309

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Escrow Security due to bankruptcy.

ADR	—	American Depositary Receipt

REITs	—	Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.51%
	Frontier Capital Management Company, LLC — 20.22%
	Aerospace & Defense — 0.29%
8,928	BFGoodrich Corp.	$338
11,403	Orbital Sciences Corp. (a)	136

		474

	Alternative Carriers — 0.11%
20,100	Premiere Global Services, Inc. (a)	177

	Apparel Retail — 0.20%
59,997	Chico’s FAS, Inc. (a)	322

	Application Software — 0.59%
36,289	Amdocs Ltd. (a)	672
10,526	Manhattan Associates, Inc. (a)	182
14,638	TiVo, Inc. (a)	103

		957

	Asset Management & Custody Banks — 0.20%
17,939	Waddell & Reed Financial, Inc.	324

	Auto Parts & Equipment — 0.16%
8,877	Autoliv, Inc.	165
9,080	Gentex Corp.	90

		255

	Biotechnology — 0.70%
28,440	Alkermes, Inc. (a)	345
13,600	BioMarin Pharmaceutical, Inc. (a)	168
16,429	CV Therapeutics, Inc. (a)	326
26,503	Nanosphere, Inc. (a)	132
12,900	Osiris Therapeutics, Inc. (a)	178

		1,149

	Coal & Consumable Fuels — 0.20%
10,200	CONSOL Energy, Inc.	257
6,402	Massey Energy Co.	65

		322

	Communications Equipment — 0.68%
14,552	ADTRAN, Inc.	236
12,572	Anaren, Inc. (a)	138
42,403	Arris Group, Inc. (a)	312
7,854	Ciena Corp. (a)	61
9,592	CommScope, Inc. (a)	109
24,766	Harmonic, Inc. (a)	161
57,945	Sonus Networks, Inc. (a)	91

		1,108

	Computer Hardware — 0.19%
8,528	Avid Technology, Inc. (a)	78
10,988	Diebold, Inc.	235

		313

	Computer Storage & Peripherals — 0.33%
24,683	Hutchinson Technology, Inc. (a)	64
11,120	Seagate Technology	67
21,086	Western Digital Corp. (a)	408

		539

	Construction & Engineering — 0.74%
23,044	Chicago Bridge & Iron Co.	145
11,107	Fluor Corp.	384
13,000	Foster Wheeler AG (a)	227
6,555	Jacobs Engineering Group, Inc. (a)	253
9,200	Quanta Services, Inc. (a)	197

		1,206

	Construction & Farm Machinery — 0.21%
9,493	Navistar International Corp. (a)	318
2,805	Oshkosh Corp.	19

		337

	Data Processing & Outsourced Services — 0.15%
7,324	Global Payments, Inc.	245

	Diversified Chemicals — 0.30%
19,934	Cabot Corp.	209
6,600	FMC Corp.	285

		494

	Diversified Metals & Mining — 0.28%
7,788	Brush Engineered Materials, Inc. (a)	108
6,963	Freeport-McMoRan Copper & Gold, Inc., Class - B	265
7,832	RTI International Metals, Inc. (a)	92

		465

	Diversified Support Services — 0.11%
9,481	Ritchie Bros. Auctioneers, Inc.	176

	Electrical Components & Equipment — 0.49%
9,087	A.O. Smith Corp.	229
18,677	Belden, Inc.	234
3,545	Franklin Electric Co., Inc.	78
5,808	Hubbell, Inc., Class - B	157
1,402	SunPower Corp., Class - A (a)	28
2,937	Thomas & Betts Corp. (a)	73

		799

	Electronic Components — 0.20%
9,424	DTS, Inc. (a)	227
5,643	Rogers Corp. (a)	106

		333

	Electronic Equipment & Instruments — 0.26%
12,110	Cognex Corp.	162
5,610	Itron, Inc. (a)	265

		427

	Electronic Manufacturing Services — 0.17%
71,233	Flextronics International Ltd. (a)	206
13,104	Jabil Circuit, Inc.	73

		279

	Environmental & Facilities Services — 0.62%
7,722	Clean Harbors, Inc. (a)	371
46,000	EnergySolutions, Inc.	398
14,305	Republic Services, Inc., Class - A	245

		1,014

	General Merchandise Stores — 0.21%
7,585	Dollar Tree, Inc. (a)	338

	Health Care Distributors — 0.06%
5,643	Patterson Cos., Inc. (a)	106

	Health Care Equipment — 0.54%
81,133	DexCom, Inc. (a)	336
68,021	Insulet Corp. (a)	279
20,983	Wright Medical Group, Inc. (a)	273

		888

	Health Care Services — 1.03%
10,790	Catalyst Health Solutions, Inc. (a)	214
4,917	Express Scripts, Inc., Class - A (a)	227
3,967	MEDNAX, Inc (a)	117

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Health Care Services (continued)
45,783	Omnicare, Inc.	$1,121

		1,679

	Health Care Supplies — 0.51%
26,794	Cooper Cos., Inc.	709
44,564	RTI Biologics, Inc. (a)	127

		836

	Industrial Conglomerates — 0.07%
5,577	Carlisle Cos., Inc.	110

	Industrial Gases — 0.07%
3,200	Airgas, Inc.	108

	Industrial Machinery — 0.55%
23,033	Albany International Corp., Class - A	209
7,920	Kadant, Inc. (a)	91
11,714	Kaydon Corp.	320
9,635	Pall Corp.	197
3,729	Pentair, Inc.	81

		898

	Integrated Oil & Gas — 0.07%
4,300	InterOil Corp. (a)	120

	Internet Software & Services — 0.12%
9,300	Cogent Communications Group, Inc. (a)	67
9,362	SAVVIS, Inc. (a)	58
9,008	Switch and Data Facilities Co. (a)	79

		204

	Investment Banking & Brokerage — 0.22%
22,528	GFI Group, Inc.	72
3,402	Investment Technology Group, Inc. (a)	87
9,200	Raymond James Financial, Inc.	181
6,044	Thomas Weisel Partners Group, Inc. (a)	22

		362

	IT Consulting & Other Services — 0.11%
22,043	Ness Technologies, Inc. (a)	65
9,107	Perot Systems Corp., Class - A (a)	117

		182

	Life Sciences Tools & Services — 0.88%
14,935	ICON PLC - ADR (a)	241
18,388	Illumina, Inc. (a)	685
3,267	Millipore Corp. (a)	188
13,628	Pharmaceutical Product Development, Inc.	323

		1,437

	Managed Health Care — 0.10%
4,541	Magellan Health Services, Inc. (a)	166

	Marine — 0.14%
8,481	Kirby Corp. (a)	226

	Metal & Glass Containers — 0.79%
56,620	Crown Holdings, Inc. (a)	1,287

	Mortgage REITs — 0.54%
52,200	Annaly Capital Management, Inc.	724
48,900	Chimera Investment Corp.	164

		888

	Movies & Entertainment — 0.11%
17,060	Cinemark Holdings, Inc.	160
14,801	RHI Entertainment, Inc. (a)	23

		183

	Office Services & Supplies — 0.08%
6,151	Avery-Dennison Corp.	137

	Oil & Gas Drilling — 0.23%
3,757	ENSCO International, Inc.	99
11,285	Noble Corp.	272

		371

	Oil & Gas Equipment & Services — 0.38%
2,574	Core Laboratories N.V.	189
10,823	Dril-Quip, Inc. (a)	332
3,663	National-Oilwell Varco, Inc. (a)	105

		626

	Oil & Gas Exploration & Production — 0.50%
6,700	Cabot Oil & Gas Corp., Class - A	158
8,300	Continental Resources, Inc. (a)	176
45,423	Talisman Energy, Inc.	477

		811

	Oil & Gas Refining & Marketing — 0.44%
13,892	Frontier Oil Corp.	178
16,999	World Fuel Services Corp.	537

		715

	Packaged Foods & Meats — 0.06%
11,219	Smithfield Foods, Inc. (a)	106

	Paper Packaging — 0.10%
12,300	Packaging Corp. of America	160

	Paper Products — 0.03%
13,034	Neenah Paper, Inc.	47

	Pharmaceuticals — 0.07%
4,300	Perrigo Co.	107

	Precious Metals & Minerals — 0.03%
27,949	Hecla Mining Co. (a)	56

	Property & Casualty Insurance — 0.45%
14,453	OneBeacon Insurance Group Ltd.	139
18,300	W.R. Berkley Corp.	413
1,100	White Mountains Insurance Group Ltd.	189

		741

	Railroads — 0.14%
17,385	Kansas City Southern Industries, Inc. (a)	221

	Regional Banks — 0.05%
71,532	CapitalSource, Inc.	87

	Reinsurance — 0.38%
5,700	Everest Re Group Ltd.	404
16,920	Montpelier Re Holdings Ltd. - ADR	219

		623

	Restaurants — 0.05%
6,600	Cheesecake Factory, Inc. (a)	76

	Semiconductor Equipment — 0.59%
19,570	ATMI, Inc. (a)	302
6,963	Cabot Microelectronics Corp. (a)	167
15,932	Cymer, Inc. (a)	354
6,105	MEMC Electronic Materials, Inc. (a)	101
9,536	Teradyne, Inc. (a)	42

		966

	Semiconductors — 2.01%
22,802	Actel Corp. (a)	231
18,441	Altera Corp.	324
19,170	Cree, Inc. (a)	451

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Semiconductors (continued)
5,115	Cypress Semiconductor Corp. (a)	$35
29,890	Integrated Device Technology, Inc. (a)	136
22,827	International Rectifier Corp. (a)	308
22,406	Maxim Integrated Products, Inc.	296
18,508	Microsemi Corp. (a)	215
18,769	Mindspeed Technologies, Inc. (a)	23
18,677	National Semiconductor Corp.	192
51,213	PMC-Sierra, Inc. (a)	327
7,326	Silicon Laboratories, Inc. (a)	193
68,136	Skyworks Solutions, Inc. (a)	549

		3,280

	Specialized Consumer Services — 0.08%
15,344	Sotheby’s	138

	Specialty Chemicals — 0.18%
13,635	Albemarle Corp.	297

	Systems Software — 0.15%
9,536	CommVault Systems, Inc. (a)	105
7,532	Macrovision Solutions Corp. (a)	134

		239

	Trading Companies & Distributors — 0.20%
9,816	Watsco, Inc.	334

	Trucking — 0.22%
10,934	Landstar System, Inc.	366

	Wireless Telecommunication Services — 0.50%
39,500	MetroPCS Communications, Inc. (a)	675
9,094	NII Holdings, Inc., Class - B (a)	136

		811

	Total Frontier Capital Management Company, LLC	33,048

	Geewax & Partners, LLC — 16.94%
	Aerospace & Defense — 0.24%
1,000	Applied Signal Technology, Inc.	20
13,800	DynCorp International, Inc., Class - A (a)	184
5,016	Triumph Group, Inc.	192

		396

	Air Freight & Logistics — 0.03%
2,804	Hub Group, Inc., Class - A (a)	48

	Airlines — 0.07%
25,100	Airtran Holdings, Inc. (a)	114

	Aluminum — 0.09%
6,600	Kaiser Aluminum Corp.	153

	Apparel Retail — 0.42%
50,454	Collective Brands, Inc. (a)	492
10,000	Genesco, Inc.	188

		680

	Application Software — 0.14%
7,700	Fair Isaac Corp.	108
2,700	I2 Technologies, Inc. (a)	21
8,500	JDA Software Group, Inc. (a)	98
5,600	OpenTV Corp. (a)	9
289	Sonic Solutions (a)	1

		237

	Asset Management & Custody Banks — 0.06%
1,700	Gladstone Capital Corp.	11
5,800	Gladstone Investment Corp.	22
547	Harris & Harris Group, Inc. (a)	2
1,640	MVC Capital, Inc.	14
500	PennantPark Investment Corp.	2
5,655	Prospect Capital Corp.	48

		99

	Auto Parts & Equipment — 0.00%
600	Dorman Products, Inc. (a)	6

	Biotechnology — 0.37%
15,000	Alexion Pharmaceuticals, Inc. (a)	565
626	Human Genome Sciences, Inc. (a)	1
5,400	Maxygen, Inc. (a)	36

		602

	Building Products — 0.09%
19,200	Griffon Corp. (a)	144

	Casinos & Gaming — 0.12%
15,634	Ameristar Casinos, Inc.	197

	Coal & Consumable Fuels — 0.12%
561	Alliance Holdings GP LP	9
1,174	Alliance Resource Partners LP	34
1,023	International Coal Group, Inc. (a)	2
1,155	Penn Virginia Resource Partners LP	13
27,218	USEC, Inc. (a)	131

		189

	Commercial Printing — 0.02%
2,061	Multi-Color Corp.	25

	Commodity Chemicals — 0.06%
6,745	Koppers Holdings, Inc.	98

	Communications Equipment — 0.41%
3,574	Airvana, Inc. (a)	21
6,900	Arris Group, Inc. (a)	51
5,500	Comtech Telecommunications Corp. (a)	136
11,086	DG FastChannel, Inc. (a)	208
5,094	Extreme Networks, Inc. (a)	8
4,381	Globecomm Systems, Inc. (a)	25
3,778	Harris Stratex Networks, Inc., Class - A (a)	15
3,000	Neutral Tandem, Inc. (a)	74
14,305	Symmetricom, Inc. (a)	50
4,200	ViaSat, Inc. (a)	87

		675

	Computer & Electronics Retail — 0.08%
8,707	hhgregg, Inc. (a)	123

	Computer Hardware — 0.01%
3,800	Super Micro Computer, Inc. (a)	19

	Computer Storage & Peripherals — 0.03%
12,393	Immersion Corp. (a)	37
10,693	Quantum Corp. (a)	7

		44

	Construction & Engineering — 0.18%
1,000	AECOM Technology Corp. (a)	26
2,611	Great Lakes Dredge & Dock Co.	8
16,921	MasTec, Inc. (a)	205
2,300	The Shaw Group, Inc. (a)	63

		302

	Construction & Farm Machinery — 0.06%
5,219	FreightCar America, Inc.	92

	Data Processing & Outsourced Services — 0.23%
3,000	Broadridge Financial Solutions, Inc.	56
3,892	CSG Systems International, Inc. (a)	56
10,300	Euronet Worldwide, Inc. (a)	134

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Data Processing & Outsourced Services (continued)
32,810	Global Cash Access, Inc. (a)	$125

		371

	Diversified Banks — 0.06%
10,814	Banco Latinoamericano de Exportaciones S.A., Class - E	101

	Diversified Chemicals — 0.01%
1,143	Ashland, Inc.	12

	Diversified Metals & Mining — 0.21%
6,110	Compass Minerals International, Inc.	344

	Diversified REITs — 0.00%
3,100	CapLease, Inc.	6

	Diversified Support Services — 0.03%
2,000	EnerNOC, Inc. (a)	29
3,500	Schawk, Inc.	21

		50

	Electric Utilities — 0.58%
21,918	Cleco Corp.	475
1,000	FPL Group, Inc.	51
5,300	Portland General Electric Co.	93
11,600	Unisource Energy Corp.	327

		946

	Electrical Components & Equipment — 0.09%
2,600	Encore Wire Corp.	56
3,300	Energy Conversion Devices, Inc. (a)	44
2,666	LaBarge, Inc. (a)	22
800	Powell Industries, Inc. (a)	28

		150

	Electronic Components — 0.02%
3,375	CPI International, Inc. (a)	32

	Electronic Equipment & Instruments — 0.06%
13,400	L-1 Identity Solutions, Inc. (a)	68
1,700	OSI Systems, Inc. (a)	26

		94

	Electronic Manufacturing Services — 0.04%
11,600	RadiSys Corp. (a)	70

	Food Retail — 0.07%
6,942	Susser Holdings Corp. (a)	93
1,578	Winn-Dixie Stores, Inc. (a)	15

		108

	Gas Utilities — 0.01%
528	AmeriGas Partners LP	15

	Health Care Distributors — 0.13%
6,400	Owens & Minor, Inc.	212

	Health Care Equipment — 0.13%
6,000	Ev3, Inc. (a)	43
1,700	Hologic, Inc. (a)	22
6,000	Invacare Corp.	96
3,019	Sirona Dental Systems, Inc. (a)	43

		204

	Health Care Facilities — 0.29%
1,700	Assisted Living Concepts, Inc., Class - A (a)	23
8,106	Five Star Quality Care, Inc. (a)	9
13,802	Kindred Healthcare, Inc. (a)	206
4,620	Psychiatric Solutions, Inc. (a)	73
11,353	Skilled Healthcare Group, Inc., Class - A (a)	93
4,879	The Ensign Group, Inc.	75

		479

	Health Care Services — 0.70%
8,514	Chemed Corp.	331
11,546	Emergency Medical Services Corp. (a)	363
1,300	IPC The Hospitalist Co. (a)	25
9,711	Odyssey Healthcare, Inc. (a)	94
1,500	Providence Service Corp. (a)	10
16,286	RehabCare Group, Inc. (a)	284
2,900	Res-Care, Inc. (a)	42

		1,149

	Health Care Supplies — 0.07%
3,684	ICU Medical, Inc. (a)	118

	Health Care Technology — 0.04%
2,000	Computer Programs & Systems, Inc.	67

	Heavy Electrical Equipment — 0.07%
4,500	AZZ, Inc. (a)	119

	Homefurnishing Retail — 0.12%
3,200	Aaron Rents, Inc.	86
6,000	Rent-A-Center, Inc. (a)	116

		202

	Housewares & Specialties — 0.03%
2,000	Blyth, Inc.	52

	Human Resource & Employment Services — 0.03%
8,000	Volt Information Sciences, Inc. (a)	53

	Industrial Conglomerates — 0.13%
12,800	Tredegar Industries, Inc.	209

	Industrial Machinery — 0.25%
3,954	Barnes Group, Inc.	42
1,764	Hurco Cos., Inc. (a)	19
9,121	Mueller Industries, Inc.	198
1,600	TriMas Corp. (a)	3
3,000	Valmont Industries, Inc.	150

		412

	Industrial REITs — 0.10%
23,800	DuPont Fabros Technology, Inc.	164

	Insurance — 0.33%
1,500	Hallmark Financial Services, Inc. (a)	10
2,800	Meadowbrook Insurance Group, Inc.	17
21,348	Validus Holdings Ltd.	506

		533

	Insurance Brokers — 0.02%
8,400	National Financial Partners Corp.	27

	Integrated Telecommunication Services — 0.09%
54,900	Cincinnati Bell, Inc. (a)	126
1,518	Consolidated Communications Holdings, Inc.	16

		142

	Internet Software & Services — 0.16%
16,829	EarthLink, Inc. (a)	110
2,500	Internet Brands, Inc., Class - A (a)	15
4,800	Perficient, Inc. (a)	26
1,569	Rackspace Hosting, Inc. (a)	12
4,800	S1 Corp. (a)	25
1,400	Web.com Group, Inc. (a)	4
2,907	WebMD Health Corp., Class - A (a)	65

		257

	Investment Banking & Brokerage — 0.74%
59,717	Knight Capital Group, Inc., Class - A (a)	880

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Investment Banking & Brokerage (continued)
44,567	LaBranche & Co., Inc. (a)	$167
2,401	Piper Jaffray Cos., Inc. (a)	62
5,940	SWS Group, Inc.	92

		1,201

	IT Consulting & Other Services — 0.11%
698	Ness Technologies, Inc. (a)	2
6,600	Perot Systems Corp., Class - A (a)	85
6,230	SRA International Inc., Class - A (a)	92

		179

	Life & Health Insurance — 0.03%
12,271	American Equity Investment Life Holding Co.	51

	Managed Health Care — 0.77%
13,907	Amerigroup Corp. (a)	383
10,364	Centene Corp. (a)	187
9,022	Magellan Health Services, Inc. (a)	329
14,700	Molina Heathcare, Inc. (a)	279
6,000	Triple-S Management Corp., Class - B (a)	74

		1,252

	Marine — 0.02%
8,899	Eagle Bulk Shipping, Inc.	38

	Mortgage REITs — 0.33%
9,700	American Capital Agency Corp.	166
12,278	Capstead Mortgage Corp.	132
22,286	Chimera Investment Corp.	75
6,000	Hatteras Financial Corp.	150
7,000	Resource Capital Corp.	21

		544

	Movies & Entertainment — 0.00%
800	CKX, Inc. (a)	3

	Multi-line Insurance — 0.07%
13,855	Horace Mann Educators Corp.	116

	Multi-Sector Holdings — 0.18%
16,443	Leucadia National Corp. (a)	245
1,782	PICO Holdings, Inc. (a)	53

		298

	Oil & Gas Equipment & Services — 0.21%
8,700	Bristow Group, Inc. (a)	187
22,600	Cal Dive International, Inc. (a)	153
2,455	Newpark Resources, Inc. (a)	6
1,451	Trico Marine Services, Inc. (a)	3

		349

	Oil & Gas Exploration & Production — 0.06%
6,600	Linn Energy LLC	98

	Oil & Gas Refining & Marketing — 0.61%
19,866	Alon USA Energy, Inc.	272
25,215	Delek US Holdings, Inc.	261
26,800	Western Refining, Inc.	320
4,540	World Fuel Services Corp.	144

		997

	Oil & Gas Storage & Transportation — 0.14%
7,400	Cheniere Energy, Inc. (a)	31
3,960	Energy Transfer Partners LP	146
5,445	Teekay Tankers Ltd., Class - A	52

		229

	Packaged Foods & Meats — 1.13%
22,000	Ralcorp Holdings, Inc. (a)	1,185
22,800	TreeHouse Foods, Inc. (a)	657

		1,842

	Paper Packaging — 0.24%
14,354	Rock-Tenn Co., Class - A	388

	Paper Products — 0.02%
11,400	Buckeye Technologies, Inc. (a)	24
868	Neenah Paper, Inc.	3

		27

	Personal Products — 0.17%
10,000	American Oriental Bioengineering, Inc. (a)	38
4,312	Chattem, Inc. (a)	242

		280

	Pharmaceuticals — 0.04%
6,203	Par Pharmaceutical Cos., Inc. (a)	59

	Property & Casualty Insurance — 1.31%
2,621	American Safety Insurance Holdings Ltd. (a)	30
16,977	Amerisafe, Inc. (a)	260
13,866	AmTrust Financial Services, Inc.	132
660	Argo Group International Holdings Ltd. - ADR (a)	20
32,351	Aspen Insurance Holdings Ltd.	727
200	Baldwin & Lyons, Inc., Class - B	4
3,069	CNA Surety Corp. (a)	57
2,000	Donegal Group, Inc., Class - A	31
502	EMC Insurance Group, Inc.	11
2,442	First Mercury Financial Corp. (a)	35
800	National Interstate Corp.	13
6,204	Safety Insurance Group, Inc.	193
11,305	Stewart Information Services Corp.	220
16,566	Tower Group, Inc.	408

		2,141

	Publishing — 0.17%
11,120	Interactive Data Corp.	276
4,000	Media General, Inc., Class - A	8

		284

	Regional Banks — 0.20%
6,723	Bank of the Ozarks, Inc.	155
2,300	Park National Corp.	128
1,506	Southside Bancshares, Inc.	29
1,000	Sterling Bancorp	10

		322

	Reinsurance — 0.18%
3,300	Maiden Holdings Ltd.	15
21,900	Montpelier Re Holdings Ltd. - ADR	284

		299

	Research and Consulting Services — 0.04%
800	Huron Consulting Group, Inc. (a)	34
1,400	ICF International, Inc. (a)	32

		66

	Restaurants — 0.52%
4,730	CEC Entertainment, Inc. (a)	122
12,500	Cracker Barrel Old Country Store, Inc.	358

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Restaurants (continued)
21,100	Red Robin Gourmet Burgers, Inc. (a)	$372

		852

	Retail REITs — 0.04%
3,500	Getty Realty Corp.	64

	Security & Alarm Services — 0.23%
11,641	GeoEye, Inc. (a)	230
11,000	The Geo Group, Inc. (a)	146

		376

	Semiconductors — 0.99%
13,254	MIPS Technologies, Inc. (a)	39
2,000	NVE Corp. (a)	57
22,000	Semtech Corp. (a)	294
16,100	Sigma Designs, Inc. (a)	200
125,162	Skyworks Solutions, Inc. (a)	1,009
3,500	Techwell, Inc. (a)	22

		1,621

	Specialized Consumer Services — 0.11%
10,100	Regis Corp.	146
1,500	Steiner Leisure Ltd. (a)	37

		183

	Specialized Finance — 0.09%
1,698	Fifth Street Finance Corp.	13
6,625	Life Partners Holdings, Inc.	113
10,100	Primus Guaranty Ltd. (a)	16

		142

	Specialized REITs — 0.45%
3,000	LTC Properties, Inc.	53
17,369	OMEGA Healthcare Investors, Inc.	245
31,700	Senior Housing Properties Trust	444

		742

	Specialty Chemicals — 0.11%
12,000	H.B. Fuller Co.	156
6,000	Innospec, Inc.	23

		179

	Steel — 0.03%
5,681	A.M. Castle & Co.	51

	Systems Software — 0.15%
6,500	Macrovision Solutions Corp. (a)	115
1,928	OPNET Technologies, Inc. (a)	17
6,271	Progress Software Corp. (a)	109

		241

	Technology Distributors — 0.03%
2,845	SYNNEX Corp. (a)	56

	Thrifts & Mortgage Finance — 0.05%
7,700	Dime Community Bancshares, Inc.	72
2,800	Tree.com, Inc. (a)	13

		85

	Tobacco — 0.00%
1,600	Alliance One International, Inc. (a)	6

	Trading Companies & Distributors — 0.16%
18,600	Beacon Roofing Supply, Inc. (a)	249
1,681	H&E Equipment Services, Inc. (a)	11
800	Textainer Group Holdings Ltd.	5

		265

	Trucking — 0.04%
1,600	Old Dominion Freight Line, Inc. (a)	37
1,650	Saia, Inc. (a)	20

		57

	Water Utilities — 0.05%
1,700	American States Water Co.	62
5,668	Southwest Water Co.	24

		86

	Wireless Telecommunication Services — 0.42%
5,280	iPCS, Inc. (a)	51
2,500	Leap Wireless International, Inc. (a)	87
31,569	Syniverse Holdings, Inc. (a)	498
6,000	USA Mobility, Inc.	55

		691

	Total Geewax & Partners, LLC	27,701

	IronBridge Capital Management LP — 23.89%
	Aerospace & Defense — 0.86%
2,816	Axsys Technologies, Inc. (a)	118
12,237	Esterline Technologies Corp. (a)	247
22,076	Moog, Inc., Class - A (a)	505
18,682	Orbital Sciences Corp. (a)	222
8,248	Triumph Group, Inc.	315

		1,407

	Agricultural Products — 0.24%
18,405	Corn Products International, Inc.	390

	Application Software — 0.79%
12,120	ANSYS, Inc. (a)	304
15,051	Informatica Corp. (a)	199
20,932	Jack Henry & Associates, Inc.	342
18,512	Parametric Technology Corp. (a)	185
17,637	Tyler Technologies, Inc. (a)	258

		1,288

	Asset Management & Custody Banks — 0.14%
12,671	Waddell & Reed Financial, Inc.	229

	Auto Parts & Equipment — 0.29%
26,108	Gentex Corp.	260
18,020	Superior Industries International, Inc.	214

		474

	Biotechnology — 0.67%
37,687	Cepheid, Inc. (a)	260
22,745	Isis Pharmaceuticals, Inc. (a)	341
16,219	Metabolix, Inc. (a)	111
3,940	Myriad Genetics, Inc. (a)	179
7,090	Onyx Pharmaceuticals, Inc. (a)	203

		1,094

	Building Products — 0.41%
31,171	Apogee Enterprises, Inc.	342
12,566	Universal Forest Products, Inc.	335

		677

	Casinos & Gaming — 0.32%
25,278	WMS Industries, Inc. (a)	529

	Commodity Chemicals — 0.15%
31,280	Methanex Corp.	244

	Communications Equipment — 0.47%
13,288	Polycom, Inc. (a)	204
43,128	Tekelec (a)	571

		775

	Computer Storage & Peripherals — 0.41%
25,191	Synaptics, Inc (a)	674

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Construction & Engineering — 0.18%
18,989	Insituform Technologies, Inc., Class - A (a)	$297

	Construction & Farm Machinery — 0.26%
16,043	Astec Industries, Inc. (a)	421

	Consumer Electronics — 0.16%
14,302	Universal Electronics, Inc. (a)	259

	Diversified Chemicals — 0.39%
14,805	FCM Corp.	639

	Diversified Real Estate Activities — 0.13%
13,162	The St. Joe Co. (a)	220

	Education Services — 0.28%
2,507	Strayer Education, Inc.	451

	Electric Utilities — 0.14%
5,405	ITC Holdings Corp.	236

	Electrical Components & Equipment — 0.78%
12,735	American Superconductor Corp. (a)	220
36,640	GrafTech International Ltd. (a)	226
6,083	SunPower Corp., Class - A (a)	121
18,468	Thomas & Betts Corp. (a)	462
22,114	Woodward Governor Co.	247

		1,276

	Electronic Equipment & Instruments — 1.02%
29,063	Daktronics, Inc.	190
27,326	Flir Systems, Inc. (a)	560
4,288	Itron, Inc. (a)	203
29,723	National Instruments Corp.	554
10,106	Rofin-Sinar Technologies, Inc. (a)	163

		1,670

	Electronic Manufacturing Services — 0.25%
26,811	Trimble Navigation Ltd. (a)	410

	Environmental & Facilities Services — 0.11%
8,730	Tetra Tech, Inc. (a)	178

	Footwear — 0.24%
25,710	Wolverine World Wide, Inc.	401

	Gas Utilities — 0.54%
15,415	AGL Resources, Inc.	409
19,779	UGI Corp.	467

		876

	Health Care Distributors — 0.42%
20,689	Owens & Minor, Inc.	685

	Health Care Equipment — 0.68%
21,384	ABIOMED, Inc. (a)	105
7,019	Gen-Probe, Inc. (a)	320
26,155	Hansen Medical, Inc. (a)	105
6,612	IDEXX Laboratories, Inc. (a)	228
8,596	SonoSite, Inc. (a)	154
14,218	ZOLL Medical Corp. (a)	204

		1,116

	Health Care Supplies — 0.07%
5,138	Neogen Corp. (a)	112

	Health Care Technology — 0.66%
19,621	Cerner Corp. (a)	862
17,421	Phase Forward, Inc. (a)	223

		1,085

	Household Appliances — 0.22%
14,608	Snap-on, Inc.	367

	Housewares & Specialties — 0.37%
35,363	Tupperware Brands Corp.	601

	Industrial Conglomerates — 0.12%
9,465	Raven Industries, Inc.	197

	Industrial Machinery — 0.78%
11,016	IDEX Corp.	241
11,484	Kaydon Corp.	314
11,215	Lincoln Electric Holding, Inc.	355
7,121	Valmont Industries, Inc.	358

		1,268

	Internet Retail — 0.08%
3,040	Netflix, Inc. (a)	130

	Investment Banking & Brokerage — 0.59%
56,414	Jefferies Group, Inc.	778
5,690	Knight Capital Group, Inc., Class - A (a)	84
8,340	optionsXpress Holdings, Inc.	95

		957

	Leisure Products — 0.31%
70,630	Callaway Golf Co.	507

	Life Sciences Tools & Services — 1.29%
11,275	Albany Molecular Research, Inc. (a)	106
4,590	Dionex Corp. (a)	217
50,036	Exelixis, Inc. (a)	230
19,636	Illumina, Inc. (a)	731
5,839	Techne Corp.	320
21,526	Varian, Inc. (a)	511

		2,115

	Marine — 0.37%
31,658	Alexander & Baldwin, Inc.	602

	Metal & Glass Containers — 0.33%
17,190	AptarGroup, Inc.	535

	Multi-line Insurance — 0.42%
43,103	American Financial Group, Inc.	692

	Multi-Sector Holdings — 0.08%
4,310	PICO Holdings, Inc. (a)	130

	Multi-Utilities — 0.79%
61,136	Avista Corp.	842
24,751	Black Hills Corp.	443

		1,285

	Office REITs — 0.59%
5,840	Alexandria Real Estate Equities, Inc.	213
30,175	Corporate Office Properties	749

		962

	Oil & Gas Drilling — 0.18%
14,442	Unit Corp. (a)	302

	Oil & Gas Equipment & Services — 0.71%
7,681	Lufkin Industries, Inc.	291
13,674	Oceaneering International, Inc. (a)	504
17,848	Oil States International, Inc. (a)	240
15,655	Tesco Corp. (a)	122

		1,157

	Oil & Gas Exploration & Production — 0.58%
29,178	Cabot Oil & Gas Corp., Class - A	688
19,388	Mariner Energy, Inc. (a)	150
15,202	Swift Energy Co. (a)	111

		949

	Oil & Gas Storage & Transportation — 0.22%
23,698	Southern Union Co.	361

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Property & Casualty Insurance — 0.95%
3,027	Alleghany Corp. (a)	$820
13,991	Argo Group International Holdings Ltd. - ADR (a)	422
15,808	Stewart Information Services Corp.	308

		1,550

	Real Estate Investment Trusts — 0.47%
24,686	Mid-America Apartment Communities, Inc.	761

	Regional Banks — 1.04%
15,340	Cullen/Frost Bankers, Inc.	720
17,976	TCF Financial Corp.	211
7,305	United Bankshares, Inc.	126
14,110	Westamerica Bancorp	643

		1,700

	Semiconductor Equipment — 0.16%
12,043	Varian Semiconductor Equipment Associates, Inc. (a)	261

	Semiconductors — 0.46%
48,670	Cypress Semiconductor Corp. (a)	330
22,922	Semtech Corp. (a)	306
6,312	Standard Microsystems Corp. (a)	117

		753

	Specialized Finance — 0.14%
10,616	Financial Federal Corp.	225

	Specialty Chemicals — 0.52%
8,973	Arch Chemicals, Inc.	170
13,879	Lubrizol Corp.	472
6,575	Minerals Technologies, Inc.	211

		853

	Specialty Stores — 0.32%
14,596	Tractor Supply Co. (a)	526

	Steel — 0.11%
12,251	Carpenter Technology Corp.	173

	Systems Software — 0.13%
6,792	Sybase, Inc. (a)	206

	Technology Distributors — 0.12%
10,947	ScanSource, Inc. (a)	203

	Thrifts & Mortgage Finance — 0.15%
18,005	Washington Federal, Inc.	239

	Trading Companies & Distributors — 0.23%
5,629	GATX Corp.	114
14,052	WESCO International, Inc. (a)	254

		368

	Total IronBridge Capital Management LP	39,048

	Mellon Capital Management Corp. — 14.56%
	Aerospace & Defense — 0.17%
1,100	American Science & Engineering, Inc.	61
2,485	Esterline Technologies Corp. (a)	50
10,052	Orbital Sciences Corp. (a)	120
1,591	TransDigm Group, Inc. (a)	52

		283

	Agricultural Products — 0.06%
11,000	Darling International, Inc. (a)	41
3,591	Fresh Del Monte Produce, Inc. (a)	59

		100

	Airlines — 0.07%
8,659	SkyWest, Inc.	108

	Apparel Retail — 0.32%
3,058	Aeropostale, Inc. (a)	81
6,400	Citi Trends, Inc. (a)	146
11,359	Dress Barn, Inc. (a)	140
3,670	Jos. A. Bank Clothiers, Inc. (a)	102
5,600	Shoe Carnival, Inc. (a)	58

		527

	Apparel, Accessories & Luxury — 0.05%
5,801	Fossil, Inc. (a)	91

	Application Software — 0.55%
4,264	Concur Technologies, Inc. (a)	82
6,910	Interactive Intelligence, Inc. (a)	62
7,233	Jack Henry & Associates, Inc.	118
11,539	JDA Software Group, Inc. (a)	133
9,516	Manhattan Associates, Inc. (a)	165
5,651	Net 1 UEPS Technologies, Inc. (a)	86
4,400	Parametric Technology Corp. (a)	44
3,246	SPSS, Inc. (a)	92
3,561	Taleo Corp., Class - A (a)	42
11,600	TiVo, Inc. (a)	82

		906

	Asset Management & Custody Banks — 0.04%
10,800	Penson Worldwide, Inc. (a)	69

	Auto Parts & Equipment — 0.04%
4,514	Fuel Systems Solutions, Inc. (a)	61

	Biotechnology — 0.89%
1,600	Alexion Pharmaceuticals, Inc. (a)	60
7,700	Alkermes, Inc. (a)	93
6,100	Alnylam Pharmaceuticals, Inc. (a)	116
2,915	CV Therapeutics, Inc. (a)	58
12,065	Isis Pharmaceuticals, Inc. (a)	181
7,041	Martek Biosciences Corp.	128
12,000	Maxygen, Inc. (a)	82
10,100	Momenta Pharmaceuticals, Inc. (a)	111
5,400	Myriad Genetics, Inc. (a)	246
1,900	Onyx Pharmaceuticals, Inc. (a)	54
2,219	OSI Pharmaceuticals, Inc. (a)	85
13,000	Progenics Pharmaceuticals, Inc. (a)	86
5,307	Regeneron Pharmaceuticals, Inc. (a)	74
8,826	Seattle Genetics, Inc. (a)	87

		1,461

	Broadcasting — 0.03%
4,441	Fisher Communications, Inc.	43

	Building Products — 0.07%
4,200	AAON, Inc.	76
8,717	Gibraltar Industries, Inc.	41

		117

	Casinos & Gaming — 0.12%
3,571	Bally Technologies, Inc. (a)	66
6,351	WMS Industries, Inc. (a)	133

		199

	Commercial Printing — 0.11%
4,100	Consolidated Graphics, Inc. (a)	52
5,458	Ennis, Inc.	48

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Commercial Printing (continued)
6,200	M & F Worldwide Corp. (a)	$73

		173

	Commodity Chemicals — 0.08%
5,814	Calgon Carbon Corp. (a)	82
4,700	Innophos Holdings, Inc.	53

		135

	Communications Equipment — 0.39%
7,920	Anaren, Inc. (a)	87
14,900	Arris Group, Inc (a)	110
10,300	Avocent Corp. (a)	125
13,001	Harmonic, Inc. (a)	84
14,060	Oplink Communications, Inc. (a)	108
3,634	Plantronics, Inc.	44
4,700	Starent Networks Corp. (a)	74

		632

	Computer & Electronics Retail — 0.07%
8,927	Systemax, Inc. (a)	115

	Computer Storage & Peripherals — 0.15%
8,112	Intermec, Inc. (a)	84
11,004	Netezza Corp. (a)	75
2,973	Synaptics, Inc. (a)	80

		239

	Construction & Engineering — 0.17%
6,217	EMCOR Group, Inc. (a)	107
1,300	Granite Construction, Inc.	49
3,859	Michael Baker Corp. (a)	100
2,503	Perini Corp. (a)	31

		287

	Construction & Farm Machinery — 0.11%
2,800	Cascade Corp.	49
8,900	Federal Signal Corp.	47
3,074	Wabtec Corp.	81

		177

	Consumer Finance — 0.12%
5,200	EZCORP, Inc., Class - A (a)	60
6,900	Nelnet, Inc., Class - A (a)	61
4,246	World Acceptance Corp. (a)	73

		194

	Data Processing & Outsourced Services — 0.23%
3,300	Cass Information Systems, Inc.	107
11,041	TeleTech Holdings, Inc. (a)	121
8,300	Wright Express Corp. (a)	151

		379

	Diversified Banks — 0.07%
11,651	Banco Latinoamericano de Exportaciones S.A., Class - E	109

	Diversified Chemicals — 0.08%
9,598	Olin Corp.	137

	Diversified Metals & Mining — 0.03%
900	Compass Minerals International, Inc.	51

	Diversified REITs — 0.12%
5,348	Investors Real Estate Trust	53
3,800	PS Business Parks, Inc.	140

		193

	Diversified Support Services — 0.07%
3,161	ATC Technology Corp. (a)	35
3,300	Comfort Systems USA, Inc.	34
3,713	Viad Corp.	53

		122

	Education Services — 0.08%
4,700	Corinthian Colleges, Inc. (a)	91
826	DeVry, Inc.	40

		131

	Electric Utilities — 0.17%
9,496	El Paso Electric Co. (a)	134
3,400	ITC Holdings Corp.	148

		282

	Electrical Components & Equipment — 0.28%
5,285	Acuity Brands, Inc.	119
2,600	American Superconductor Corp. (a)	45
3,700	Belden, Inc.	46
3,600	Brady Corp., Class - A	64
2,085	Energy Conversion Devices, Inc. (a)	28
16,066	GrafTech International Ltd. (a)	99
4,774	Woodward Governor Co.	53

		454

	Electronic Components — 0.03%
2,600	Rogers Corp. (a)	49

	Electronic Equipment & Instruments — 0.06%
7,005	Cognex Corp.	94

	Electronic Manufacturing Services — 0.10%
10,409	Benchmark Electronics, Inc. (a)	117
8,621	TTM Technologies, Inc. (a)	50

		167

	Environmental & Facilities Services — 0.04%
3,000	Tetra Tech, Inc. (a)	61

	Fertilizers & Agricultural Chemicals — 0.03%
1,763	Terra Industries, Inc.	50

	Food Retail — 0.22%
2,827	Casey’s General Stores, Inc.	75
7,637	The Great Atlantic & Pacific Tea Co., Inc. (a)	41
8,400	The Pantry, Inc. (a)	148
3,000	Weis Markets, Inc.	93

		357

	Footwear — 0.11%
2,800	Steven Madden Ltd. (a)	52
8,191	Wolverine World Wide, Inc.	128

		180

	Gas Utilities — 0.11%
6,870	Piedmont Natural Gas Co., Inc.	178

	General Merchandise Stores — 0.07%
9,900	Fred’s, Inc., Class - A	112

	Health Care Distributors — 0.15%
2,897	Owens & Minor, Inc.	96
9,200	Pharmerica Corp. (a)	153

		249

	Health Care Equipment — 0.49%
13,200	American Medical Systems Holdings, Inc. (a)	147
6,354	CONMED Corp. (a)	92
9,027	Invacare Corp.	145
10,500	Quidel Corp. (a)	97
7,146	Somanetics Corp. (a)	108
3,802	SonoSite, Inc. (a)	68

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Health Care Equipment (continued)
6,400	STERIS Corp.	$149

		806

	Health Care Facilities — 0.05%
9,400	HealthSouth Corp. (a)	83

	Health Care Services — 0.09%
2,900	CorVel Corp. (a)	59
13,213	Cross Country Healthcare, Inc. (a)	86

		145

	Health Care Supplies — 0.12%
10,300	Align Technology, Inc. (a)	82
4,922	Cynosure, Inc. Class - A (a)	30
6,412	Merit Medical Systems, Inc. (a)	78

		190

	Health Care Technology — 0.07%
10,700	Allscripts-Misys Healthcare Solutions, Inc.	110

	Home Entertainment Software — 0.05%
10,100	Take-Two Interactive Software, Inc.	84

	Home Furnishings — 0.03%
6,024	Tempur-Pedic International, Inc.	44

	Housewares & Specialties — 0.05%
4,600	Tupperware Brands Corp.	78

	Human Resource & Employment Services — 0.19%
3,800	Administaff, Inc.	80
4,229	CDI Corp.	41
6,061	Korn/Ferry International (a)	55
21,787	MPS Group, Inc. (a)	130

		306

	Independent Power Producers & Energy Traders — 0.06%
3,904	Ormat Technologies, Inc.	107

	Industrial Conglomerates — 0.06%
5,700	Tredegar Corp.	93

	Industrial Machinery — 0.33%
8,164	Actuant Corp.	84
3,300	Briggs & Stratton Corp.	54
5,653	Chart Industries, Inc. (a)	44
4,661	CIRCOR International, Inc.	105
7,801	Kadant, Inc. (a)	90
2,361	L.B. Foster Co., Class - A (a)	59
4,600	Robbins & Myers, Inc.	70
8,128	Tecumseh Products Co., Class - A (a)	37

		543

	Industrial REITs — 0.06%
13,419	First Potomac Realty Trust	99

	Integrated Telecommunication Services — 0.07%
6,133	NTELOS Holding Corp.	111

	Internet Retail — 0.08%
6,707	Overstock.com, Inc. (a)	61
7,200	Stamps.com, Inc. (a)	70

		131

	Internet Software & Services — 0.21%
17,939	EarthLink, Inc. (a)	118
2,100	j2 Global Communications, Inc. (a)	46
1,221	Sohu.com, Inc. (a)	50
13,541	Vignette Corp. (a)	91
1,500	VistaPrint Ltd. (a)	41

		346

	Investment Banking & Brokerage — 0.23%
10,801	Knight Capital Group, Inc., Class - A (a)	159
5,698	optionsXpress Holdings, Inc.	65
2,600	Stifel Financial Corp. (a)	113
2,600	SWS Group, Inc.	40

		377

	IT Consulting & Other Services — 0.14%
8,100	Gartner, Inc. (a)	89
10,700	RightNow Technologies, Inc. (a)	81
12,100	Sapient Corp. (a)	54

		224

	Leisure Products — 0.06%
2,824	Polaris Industries, Inc.	61
2,700	Pool Corp.	36

		97

	Life & Health Insurance — 0.06%
5,091	Delphi Financial Group, Inc., Class - A	68
4,569	Presidential Life Corp.	36

		104

	Life Sciences Tools & Services — 0.20%
8,775	Albany Molecular Research, Inc. (a)	83
5,560	Bruker BioSciences Corp. (a)	34
2,541	Dionex Corp. (a)	120
3,743	Varian, Inc. (a)	89

		326

	Managed Health Care — 0.22%
5,306	Amerigroup Corp. (a)	146
7,900	Centene Corp. (a)	143
1,820	Magellan Health Services, Inc. (a)	66

		355

	Movies & Entertainment — 0.11%
6,943	Marvel Entertainment, Inc. (a)	184

	Multi-Utilities — 0.15%
8,200	NorthWestern Corp.	176
9,300	PNM Resources, Inc.	77

		253

	Office REITs — 0.13%
12,300	BioMed Realty Trust	83
3,500	Highwoods Properties, Inc.	75
4,700	Parkway Properties, Inc.	49

		207

	Office Services & Supplies — 0.14%
11,920	Knoll, Inc.	73
6,666	Sykes Enterprises, Inc. (a)	111
1,637	United Stationers, Inc. (a)	46

		230

	Oil & Gas Equipment & Services — 0.09%
2,600	Lufkin Industries, Inc.	98
4,600	Willbros Group, Inc. (a)	45

		143

	Oil & Gas Exploration & Production — 0.44%
6,100	Bill Barrett Corp. (a)	136
4,900	Comstock Resources, Inc. (a)	146
2,300	Concho Resources, Inc. (a)	59
3,276	Contango Oil & Gas Co. (a)	128
6,200	EXCO Resources, Inc. (a)	62

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Oil & Gas Exploration & Production (continued)
4,100	Penn Virginia Corp.	$45
12,300	Rosetta Resources, Inc. (a)	61
14,300	VAALCO Energy, Inc. (a)	76

		713

	Oil & Gas Refining & Marketing — 0.06%
3,200	World Fuel Services Corp.	101

	Oil & Gas Storage & Transportation — 0.08%
4,750	Knightsbridge Tankers Ltd.	69
2,300	Nordic American Tanker Shipping Ltd.	68

		137

	Packaged Foods & Meats — 0.24%
10,186	Chiquita Brands International, Inc. (a)	68
7,638	Flowers Foods, Inc.	180
900	Lancaster Colony Corp.	37
1,992	Ralcorp Holdings, Inc. (a)	107

		392

	Paper Products — 0.06%
14,606	Glatfelter Co.	91

	Pharmaceuticals — 0.21%
8,052	BioMimetic Therapeutics, Inc. (a)	57
9,400	Cadence Pharmaceuticals, Inc. (a)	88
3,123	Medicis Pharmaceutical Corp., Class - A	39
4,600	Valeant Pharmaceuticals International (a)	82
13,900	ViroPharma, Inc. (a)	73

		339

	Property & Casualty Insurance — 0.30%
2,777	American Physicians Capital, Inc.	114
12,106	AmTrust Financial Services, Inc.	116
5,837	Aspen Insurance Holdings Ltd.	131
1,300	FPIC Insurance Group, Inc. (a)	48
1,701	RLI Corp.	85

		494

	Real Estate Investment Trusts — 0.02%
2,900	Post Properties, Inc.	29

	Regional Banks — 0.89%
6,657	Cathay General Bancorp	69
4,066	Community Bank System, Inc.	68
12,092	First Bancorp	51
9,786	First Financial Bancorp.	93
7,027	FirstMerit Corp.	128
5,500	International Bancshares Corp.	43
10,818	National Penn Bancshares, Inc.	90
8,100	Old Second Bancorp, Inc.	51
6,149	Pacific Capital Bancorp	42
5,000	PacWest Bancorp	72
5,700	Signature Bank (a)	161
15,135	Sterling Bancshares, Inc.	99
13,231	Susquehanna Bancshares, Inc.	123
4,191	SVB Financial Group (a)	84
4,000	Trustmark Corp.	74
3,591	UMB Financial Corp.	153
6,248	Umpqua Holdings Corp.	57

		1,458

	Reinsurance — 0.17%
4,400	Greenlight Capital Re Ltd., Class - A (a)	70
4,200	IPC Holdings Ltd.	113
3,300	Platinum Underwriters Holdings Ltd.	94

		277

	Research and Consulting Services — 0.09%
6,276	CBIZ, Inc. (a)	44
5,651	School Specialty, Inc. (a)	99

		143

	Restaurants — 0.31%
3,300	Bob Evans Farms, Inc.	74
8,500	California Pizza Kitchen, Inc. (a)	111
10,700	Cheesecake Factory, Inc. (a)	123
4,900	DineEquity, Inc.	58
5,900	P.F. Chang’s China Bistro, Inc. (a)	135

		501

	Retail REITs — 0.14%
9,992	Inland Real Estate Corp.	71
10,100	National Retail Properties, Inc.	160

		231

	Semiconductor Equipment — 0.18%
4,900	Advanced Energy Industries, Inc. (a)	37
4,827	Cabot Microelectronics Corp. (a)	116
11,575	Ultratech, Inc. (a)	144

		297

	Semiconductors — 0.37%
7,009	Micrel, Inc.	49
8,700	Microsemi Corp. (a)	101
13,391	OmniVision Technologies, Inc. (a)	90
12,842	Pericom Semiconductor Corp. (a)	94
8,300	Skyworks Solutions, Inc. (a)	67
7,000	Standard Microsystems Corp. (a)	130
8,500	Volterra Semiconductor Corp. (a)	72

		603

	Specialized Consumer Services — 0.06%
7,000	Regis Corp.	101

	Specialized Finance — 0.16%
5,601	Financial Federal Corp.	119
8,464	Interactive Brokers Group, Inc., Class - A (a)	136

		255

	Specialized REITs — 0.28%
8,000	Cogdell Spencer, Inc.	41
17,619	Extra Space Storage, Inc.	97
5,000	Healthcare Realty Trust, Inc.	75
2,753	National Health Investors, Inc.	74
2,197	Nationwide Health Properties, Inc.	49
1,390	Potlatch Corp.	32
6,400	Senior Housing Properties Trust	90

		458

	Specialty Chemicals — 0.09%
10,984	Landec Corp. (a)	61
2,578	Mineral Technologies, Inc.	83

		144

	Specialty Stores — 0.15%
8,600	Jo-Ann Stores, Inc. (a)	141
3,000	Tractor Supply Co. (a)	108

		249

	Steel — 0.05%
9,502	Worthington Industries, Inc.	83

	Systems Software — 0.09%
3,161	Sybase, Inc. (a)	96

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Systems Software (continued)
7,600	Wind River Systems, Inc. (a)	$48

		144

	Technology Distributors — 0.19%
3,938	Anixter International, Inc. (a)	125
7,107	ScanSource, Inc. (a)	132
2,739	SYNNEX Corp. (a)	54

		311

	Textiles, Apparel & Luxury Goods — 0.04%
1,216	Deckers Outdoor Corp. (a)	65

	Thrifts & Mortgage Finance — 0.13%
8,099	Bank Mutual Corp.	73
7,273	First Financial Holdings, Inc.	56
10,800	Provident New York Bancorp	92

		221

	Tobacco — 0.07%
4,111	Universal Corp.	123

	Trading Companies & Distributors — 0.11%
5,460	Applied Industrial Technologies, Inc.	92
6,100	Beacon Roofing Supply, Inc. (a)	82

		174

	Trucking — 0.17%
2,100	Arkansas Best Corp.	40
11,800	Celadon Group, Inc. (a)	65
4,400	Marten Transport Ltd. (a)	82
7,600	Saia, Inc. (a)	91

		278

	Water Utilities — 0.07%
3,000	Consolidated Water Co., Ltd.	32
2,985	SJW Corp.	76

		108

	Wireless Telecommunication Services — 0.14%
8,232	Syniverse Holdings, Inc. (a)	130
11,700	USA Mobility, Inc.	108

		238

	Total Mellon Capital Management Corp.	23,806

	Sterling Johnston Capital Management, L.P. — 15.90%
	Aerospace & Defense — 0.86%
9,650	Cubic Corp.	244
9,087	Curtiss-Wright Corp.	255
15,500	HEICO Corp.	377
13,803	Triumph Group, Inc.	527

		1,403

	Apparel Retail — 0.47%
9,115	Aeropostale, Inc. (a)	242
18,700	Collective Brands, Inc. (a)	182
16,097	The Gymboree Corp. (a)	344

		768

	Apparel, Accessories & Luxury — 0.20%
17,630	Carter’s, Inc. (a)	332

	Application Software — 0.74%
9,146	Blackboard, Inc. (a)	290
7,372	Concur Technologies, Inc. (a)	142
17,679	Informatica Corp. (a)	234
44,158	Lawson Software, Inc. (a)	188
28,250	Quest Software, Inc. (a)	358

		1,212

	Biotechnology — 1.14%
21,050	BioMarin Pharmaceuticals, Inc. (a)	260
18,984	Genomic Health, Inc. (a)	463
11,950	Onyx Pharmaceuticals, Inc. (a)	341
6,600	Osiris Therapeutics, Inc. (a)	91
30,203	Seattle Genetics, Inc. (a)	298
6,300	United Therapeutics Corp. (a)	416

		1,869

	Casinos & Gaming — 0.08%
6,012	WMS Industries, Inc. (a)	126

	Coal & Consumable Fuels — 0.22%
20,400	Alpha Natural Resources, Inc. (a)	362

	Communications Equipment — 0.27%
5,832	Comtech Telecommunications Corp. (a)	145
11,950	Neutral Tandem, Inc. (a)	294

		439

	Construction & Engineering — 0.35%
47,800	Chicago Bridge & Iron Co. N.V.	300
22,400	Perini Corp. (a)	275

		575

	Data Processing & Outsourced Services — 0.24%
26,778	CyberSource Corp. (a)	397

	Distributors — 0.17%
19,600	LKQ Corp. (a)	280

	Diversified Support Services — 0.21%
22,550	Healthcare Services Group, Inc.	338

	Education Services — 0.46%
6,203	American Public Education, Inc. (a)	261
8,700	Career Education Corp. (a)	208
16,500	Grand Canyon Education, Inc. (a)	285

		754

	Electrical Components & Equipment — 0.83%
35,656	EnerSys (a)	432
20,200	General Cable Corp. (a)	400
41,000	GrafTech International Ltd. (a)	253
8,650	Regal-Beloit Corp.	265

		1,350

	Electronic Equipment & Instruments — 0.27%
36,800	Cogent, Inc. (a)	438

	Environmental & Facilities Services — 0.32%
11,000	Clean Harbors, Inc. (a)	528

	Health Care Distributors — 0.14%
15,450	PSS World Medical, Inc. (a)	222

	Health Care Equipment — 0.84%
12,893	Integra LifeSciences Holdings (a)	319
8,238	Meridian Bioscience, Inc.	149
10,200	NuVasive, Inc. (a)	320
7,580	SonoSite, Inc. (a)	135
21,554	Volcano Corp. (a)	314
10,747	Wright Medical Group, Inc. (a)	140

		1,377

	Health Care Facilities — 0.16%
31,209	Sun Healthcare Group, Inc. (a)	263

	Health Care Services — 0.45%
33,555	Alliance Imaging, Inc. (a)	228
13,137	Catalyst Health Solutions, Inc. (a)	260

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Health Care Services (continued)
16,350	Gentiva Health Services, Inc. (a)	$249

		737

	Health Care Supplies — 0.21%
6,332	Haemonetics Corp. (a)	349

	Home Entertainment Software — 0.18%
20,450	Perfect World Co. Ltd. - Sponsored ADR (a)	287

	Industrial Machinery — 0.58%
12,295	Kaydon Corp.	336
9,106	Middleby Corp. (a)	295
11,400	Nordson Corp.	324

		955

	Internet Software & Services — 1.00%
6,300	Bankrate, Inc. (a)	157
10,016	Digital River, Inc. (a)	299
17,700	Gmarket, Inc. - ADR (a)	290
21,050	j2 Global Communications, Inc. (a)	461
8,050	MercadoLibre, Inc. (a)	149
22,289	SkillSoft PLC - ADR (a)	149
10,321	Websense, Inc. (a)	124

		1,629

	Investment Banking & Brokerage — 0.47%
11,600	Investment Technology Group, Inc. (a)	296
22,800	KBW, Inc. (a)	464

		760

	Life Sciences Tools & Services — 0.40%
3,372	AMAG Pharmaceuticals, Inc. (a)	124
16,600	Luminex Corp. (a)	301
12,880	Medivation, Inc. (a)	235

		660

	Marine — 0.16%
22,150	Diana Shipping, Inc.	261

	Metal & Glass Containers — 0.28%
13,950	Greif, Inc., Class - A	464

	Mortgage REITs — 0.40%
112,471	MFA Mortgage Investment, Inc.	661

	Oil & Gas Equipment & Services — 0.65%
24,655	Hornbeck Offshore Services, Inc. (a)	376
39,232	Tesco Corp. (a)	307
38,459	Willbros Group, Inc. (a)	373

		1,056

	Packaged Foods & Meats — 0.05%
2,350	American Italian Pasta Co., Class - A (a)	82

	Paper Packaging — 0.25%
15,081	Rock-Tenn Co., Class - A	408

	Pharmaceuticals — 0.16%
22,900	Eurand N.V. (a)	255

	Property & Casualty Insurance — 0.18%
7,600	Allied World Assurance Co. Holdings Ltd.	289

	Railroads — 0.13%
9,800	Genesee & Wyoming, Inc., Class - A (a)	208

	Regional Banks — 0.10%
45,500	Boston Private Financial Holdings, Inc.	160

Shares or Principal Amount (000)
	Research and Consulting Services — 0.38%
20,900	Duff & Phelps Corp., Class - A (a)	329
6,845	Huron Consulting Group, Inc. (a)	291

		620

	Restaurants — 0.11%
16,150	Cheesecake Factory, Inc. (a)	185

	Security & Alarm Services — 0.29%
23,980	GeoEye, Inc. (a)	474

	Semiconductors — 0.51%
23,750	Cypress Semiconductor Corp. (a)	161
18,970	Diodes, Inc. (a)	201
24,700	Semtech Corp. (a)	330
58,050	TriQuint Semiconductor, Inc. (a)	143

		835

	Steel — 0.14%
25,646	A.M. Castle & Co.	229

	Systems Software — 0.85%
37,350	Ariba, Inc. (a)	326
34,788	CommVault Systems, Inc. (a)	382
19,950	MICROS Systems, Inc. (a)	374
71,900	Novell, Inc. (a)	306

		1,388

	Total Sterling Johnston Capital Management, L.P.	25,985

	Total Common Stocks	149,588

	Time Deposits — 3.87%
	Frontier Capital Management Company, LLC — 0.25%
$413	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	413

	Geewax & Partners, LLC — 0.88%
1,436	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	1,436

	IronBridge Capital Management LP — 1.49%
2,430	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	2,430

	Mellon Capital Management Corp. — 0.42%
696	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	696

	Sterling Johnston Capital Management, L.P. — 0.83%
1,358	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	1,358

	Total Time Deposits	6,333

	Mutual Funds — 1.52%
	Geewax & Partners, LLC — 0.68%
27,904	iShares Russell 2000 Value Index Fund	1,101
	IronBridge Capital Management LP — 0.84%
32,783	iShares Russell 2000 Value Index Fund	1,375

	Total Mutual Funds	2,476

	Total Investments
	(cost $223,302) — 96.90%	158,397
	Other assets in excess of liabilities — 3.10%	5,068

	Net Assets — 100.00%	$163,465

(a)	Represents non-income producing security.

ADR	—	American Depositary Receipt

REITs	—	Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.91%
	Artisan Partners LP — 22.39%
	Belgium — 0.70%
191,531	Anheuser-Busch InBev NV (Brewers) (a)	$5,273
52,606	Delhaize Group (Food Retail) (a)	3,413

		8,686

	Brazil — 0.39%
96,104	Petroleo Brasileiro S.A., Preferred (Integrated Oil & Gas)	2,355
202,057	Redecard SA (Data Processing & Outsourced Services) (b)	2,449

		4,804

	Canada — 0.63%
265,078	Canadian Pacific Railway Limited (Railroads)	7,854

	China — 1.03%
5,048,324	China Construction Bank, H Shares (Diversified Banks) (a)	2,866
1,297,700	China Life Insurance Co., Limited, H Shares (Life & Health Insurance) (a)	4,268
727,600	China Merchants Holdings International Company Limited (Marine Ports & Services) (a)	1,675
1,958,813	China Resources Land Limited (Real Estate Development) (a)	3,033
152,800	Guangzhou R&F Properties Company Limited, H Shares (Real Estate Development) (a)	177
120,000	Ping An Insurance (Group) Company of China Limited, H Shares (Life & Health Insurance) (a)	714

		12,733

	Finland — 0.40%
257,551	Fortum Oyj (Electric Utilities) (a)	4,905

	France — 3.52%
4,308	Accor SA (Hotels, Resorts & Cruise Lines) (a)	150
74,585	Alstom (Heavy Electrical Equipment) (a)	3,867
59,686	BNP Paribas (Diversified Banks) (a)	2,462
184,480	Bouygues SA (Construction & Engineering) (a)	6,591
81,297	Carrefour SA (Hypermarkets & Super Centers) (a)	3,171
267,854	France Telecom SA (Integrated Telecommunication Services) (a)	6,105
112,024	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury) (a)	7,029
24,586	Technip SA (Oil & Gas Equipment & Services) (a)	866
12,246	Unibail-Rodamco (Retail REITs) (a)	1,733
311,963	Vinci SA (Construction & Engineering) (a)	11,580

		43,554

	Germany — 3.48%
36,744	Allianz SE (Multi-line Insurance) (a)	3,091
234,183	Bayer AG (Pharmaceuticals) (a)	11,373
250,668	Daimler AG (Automobile Manufacturers) (a)	6,424
51,312	Deutsche Post AG (Air Freight & Logistics) (a)	554
92,482	Fraport AG (Airport Services) (a)	2,959
123,092	Linde AG (Industrial Gases) (a)	8,360
35,053	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance) (a)	4,277
71,687	Wacker Chemie AG (Specialty Chemicals) (a)	5,945

		42,983

	Hong Kong — 0.59%
316,258	Hutchison Whampoa Limited (Industrial Conglomerates) (a)	1,552
534,000	Li & Fung Ltd. (Distributors) (a)	1,252
1,426,030	NWS Holdings Limited (Industrial Conglomerates) (a)	1,927
84,143	Sun Hung Kai Properties Limited (Diversified Real Estate Activities) (a)	755
943,767	The Bank of East Asia, Ltd. (Diversified Banks) (a)	1,824

		7,310

	India — 0.11%
98,230	ICICI Bank Limited (Diversified Banks)	1,305

	Italy — 0.25%
1,133,212	Intesa Sanpaolo (Diversified Banks) (a)	3,116

	Japan — 2.33%
92,600	CANON INC. (Office Electronics) (a)	2,700
222,500	DENSO CORPORATION (Auto Parts & Equipment) (a)	4,499
3,482	JAPAN TOBACCO, INC. (Tobacco) (a)	9,309
320,566	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks) (a)	1,580
686,793	Mizuho Financial Group, Inc. (Diversified Banks) (a)	1,341
372,000	SUZUKI MOTOR CORPORATION (Automobile Manufacturers) (a)	6,258
97,300	Toyota Motor Corporation (Automobile Manufacturers) (a)	3,091

		28,778

	Luxembourg — 0.04%
13,163	RTL Group (Broadcasting) (a)	542

	Netherlands — 1.06%
746,716	ASML Holding NV (Semiconductor Equipment) (a)	13,146

	Russian Federation — 0.32%
262,825	Gazprom DR (Integrated Oil & Gas)	3,916

	South Korea — 0.17%
19,612	NHN Corp. (Internet Software & Services) (a)(c)	2,162

	Spain — 1.49%
146,826	Industria de Diseno Textil, S.A. (Apparel Retail) (a)(b)	5,721
634,750	Telefonica S.A. (Integrated Telecommunication Services) (a)	12,656

		18,377

	Switzerland — 2.35%
155,049	Holcim Ltd. (Construction Materials) (a)(d)	5,525
395,191	Nestle SA (Packaged Foods & Meats) (a)	13,356
15,034	Roche Holding AG (Pharmaceuticals) (a)	2,145
58,286	Roche Holding AG Genussscheine (Pharmaceuticals) (a)	8,002

		29,028

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Taiwan — 0.18%
254,519	Taiwan Semiconductor Manufacturing Company Ltd. (DR) (Semiconductors)	$2,278

	United Kingdom — 2.64%
752,162	Cadbury PLC (Packaged Foods & Meats) (a)	5,673
1,552,627	Kingfisher PLC (Home Improvement Retail) (a)	3,327
1,155,214	National Grid PLC (Multi-Utilities) (a)	8,871
176,100	Smith & Nephew plc (Health Care Equipment) (a)	1,096
1,276,282	Tesco PLC (Food Retail) (a)	6,097
14,020	Unilever PLC (Packaged Foods & Meats) (a)	265
2,000,990	William Morrison Supermarkets PLC (Food Retail) (a)	7,325

		32,654

	United States — 0.71%
26,447	Covidien Ltd. (Health Care Equipment)	879
142,109	Philip Morris International Inc. (Tobacco)	5,056
68,363	Schlumberger Limited (Oil & Gas Equipment & Services)	2,777

		8,712

	Total Artisan Partners LP	276,843

	Capital Guardian Trust Co. — 38.20%
	Australia — 0.93%
99,520	Amcor Ltd. (Paper Packaging) (a)	308
154,778	Newcrest Mining Ltd. (Gold) (a)	3,562
102,424	QBE Insurance Group Ltd. (Property & Casualty Insurance) (a)	1,373
921,167	Telstra Corp. Ltd. (Integrated Telecommunication Services) (a)	2,055
84,000	Westpac Banking Corp. (Diversified Banks) (a)	1,109
175,770	Woolworths Ltd. (Food Retail) (a)	3,050

		11,457

	Austria — 0.14%
115,300	Telekom Austria AG (Integrated Telecommunication Services) (a)	1,745

	Bermuda — 0.06%
716,000	Shangri-La Asia Ltd. (Hotels, Resorts & Cruise Lines) (a)	813

	Brazil — 0.19%
97,100	Companhia Vale do Rio Doce - Sponsored ADR (Diversified Metals & Mining)	1,095
52,900	Petroleo Brasileiro S.A. - Sponsored ADR (Integrated Oil & Gas)	1,296

		2,391

	Canada — 2.87%
311,300	Barrick Gold Corp. (Gold)	10,092
66,400	BCE, Inc. (Integrated Telecommunication Services)	1,323
142,100	Cameco Corp. (Coal & Consumable Fuels)	2,430
77,000	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	2,988
36,000	Enbridge, Inc. (Oil & Gas Storage & Transportation)	1,038
20,600	EnCana Corp. (Oil & Gas Exploration & Production)	843
65,300	Inmet Mining Corp. (Diversified Metals & Mining)	1,617
117,700	Kinross Gold Corp. (Gold) (b)	2,139
61,400	Methanex Corp. (Commodity Chemicals)	480
74,200	Onex Corp. (Multi-Sector Holdings)	911
66,900	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	5,411
96,400	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	2,222
31,000	Shaw Communications, Inc., Class - B (Cable & Satellite)	473
158,800	Suncor Energy, Inc. (Integrated Oil & Gas)	3,545

		35,512

	Cayman Islands — 0.04%
40,200	Suntech Power Holdings Co. Ltd. - ADR (Electrical Components & Equipment) (c)	470

	China — 0.12%
1,582,000	Bank of China Ltd., H Shares (Diversified Banks) (a)	524
416,000	China Shenhua Energy Co. Ltd., Class - H (Coal & Consumable Fuels) (a)	939

		1,463

	Denmark — 0.09%
22,300	Novo Nordisk A/S, Class - B (Pharmaceuticals) (a)	1,069

	Finland — 0.06%
43,200	Rautaruukki Oyj (Steel) (a)	691

	France — 5.30%
63,950	Accor SA (Hotels, Resorts & Cruise Lines) (a)	2,225
32,417	Air Liquide SA (Industrial Gases) (a)	2,636
91,619	Axa SA (Multi-line Insurance) (a)	1,099
87,620	BNP Paribas (Diversified Banks) (a)	3,614
261,039	Bouygues SA (Construction & Engineering) (a)	9,327
20,200	Carrefour SA (Hypermarkets & Super Centers) (a)	788
66,400	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber) (a)	2,461
88,100	Electricite de France EDF (Electric Utilities) (a)	3,455
31,020	Groupe DANONE (Packaged Foods & Meats) (a)	1,509
123,200	L’Oreal SA (Personal Products) (a)	8,468
38,000	Lafarge SA (Construction Materials) (a)	1,715
98,469	Pernod Ricard SA (Distillers & Vintners) (a)	5,487
174,200	PSA Peugeot Citroen (Automobile Manufacturers) (a)	3,294
19,992	Renault SA (Automobile Manufacturers) (a)	411
60,300	Rhodia SA - Registered (Specialty Chemicals) (a)	221
67,400	Sanofi-Aventis (Pharmaceuticals) (a)	3,782
15,646	Schneider Electric SA (Electrical Components & Equipment) (a)	1,040
44,018	Societe Generale (Diversified Banks) (a)	1,722
55,840	Total SA (Integrated Oil & Gas) (a)	2,761
27,856	Vallourec SA (Industrial Machinery) (a)	2,582
220,397	Veolia Environnement (Multi-Utilities) (a)	4,602
89,200	Vivendi SA (Movies & Entertainment) (a)	2,359

		65,558

	Germany — 2.55%
77,100	Allianz SE (Multi-line Insurance) (a)	6,486
19,000	Bayer AG (Pharmaceuticals) (a)	923
178,600	Bayerische Motoren Werke AG (Automobile Manufacturers) (a)	5,130
128,500	Deutsche Bank AG (Diversified Capital Markets) (a)	5,252
40,788	Deutsche Boerse AG (Specialized Finance) (a)	2,453

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Germany (continued)
80,000	Deutsche Post AG - Registered (Air Freight & Logistics) (a)	$863
3,200	Hannover Rueckversicherung AG - Registered (Reinsurance) (a)	102
9,902	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Reinsurance) (a)	1,208
121,300	SAP AG (Application Software) (a)	4,272
83,800	Siemens AG (Industrial Conglomerates) (a)	4,809

		31,498

	Greece — 0.07%
56,700	Coca-Cola Hellenic Bottling Co. SA (Soft Drinks) (a)	815

	Hong Kong — 0.56%
810,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities) (a)	1,278
2,596,000	Industrial & Commercial Bank of China, H Shares (Diversified Banks) (a)	1,349
980,000	New World Development Co. Ltd. (Diversified Real Estate Activities) (a)	978
569,580	The Bank of East Asia, Ltd. (Diversified Banks) (a)	1,101
1,130,500	The Link REIT (Retail REITs) (a)	2,242

		6,948

	Ireland — 0.44%
252,000	CRH PLC (Construction Materials) (a)	5,429

	Israel — 0.19%
139,217	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals) (a)	1,131
26,700	Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	1,203

		2,334

	Italy — 0.10%
65,000	ENI SpA (Integrated Oil & Gas) (a)	1,258

	Japan — 8.40%
72,100	Advantest Corp. (Semiconductor Equipment) (a)	1,089
47,800	CANON INC. (Office Electronics) (a)	1,394
184,000	Chiyoda Corp. (Construction & Engineering) (a)	996
20,300	East Japan Railway Co. (Railroads) (a)	1,058
27,500	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders) (a)	820
91,400	Fanuc Ltd. (Industrial Machinery) (a)	6,252
41,200	Honda Motor Co. Ltd. (Automobile Manufacturers) (a)	981
206,000	JGC Corp. (Construction & Engineering) (a)	2,379
50,080	Keyence Corp. (Electronic Equipment & Instruments) (a)	9,476
48,700	Kurita Water Industries Ltd. (Industrial Machinery) (a)	948
320,100	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks) (a)	1,577
88,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities) (a)	965
37,800	Mitsui Sumitomo Insurance Group Holdings, Inc. (Property & Casualty Insurance) (a)	891
358,700	Mizuho Financial Group, Inc. (Diversified Banks) (a)	701
74,400	Murata Manufacturing Co. Ltd. (Electronic Components) (a)	2,887
34,900	Nintendo Co. Ltd. (Home Entertainment Software) (a)	10,211
252,000	Nippon Sheet Glass Co. Ltd. (Building Products) (a)	630
578,900	Nissan Motor Co. Ltd. (Automobile Manufacturers) (a)	2,093
185,500	Nomura Holdings, Inc. (Investment Banking & Brokerage) (a)	941
3,795	NTT DoCoMo, Inc. (Wireless Telecommunication Services) (a)	5,171
51,000	Oracle Corp. Japan (Systems Software) (a)	1,938
73,600	Panasonic Corp. (a)	813
17,740	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals) (a)	872
63,000	Shiseido Co. Ltd. (Personal Products) (a)	924
70,700	SMC Corp. (Industrial Machinery) (a)	6,892
926,700	Softbank Corp. (Wireless Telecommunication Services) (a)	11,936
127,900	Sumitomo Corp. (Trading Companies & Distributors) (a)	1,112
824,000	Sumitomo Metal Industries Ltd. (Steel) (a)	1,673
153,000	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks) (a)	5,388
183,300	SUZUKI MOTOR CORPORATION (Automobile Manufacturers) (a)	3,083
38,000	TDK Corp. (Electronic Components) (a)	1,437
25,000	Terumo Corp. (Health Care Equipment) (a)	929
80,100	The Kansai Electric Power Co., Inc. (Electric Utilities) (a)	1,741
130,800	Tokio Marine Holdings, Inc. (Property & Casualty Insurance) (a)	3,222
78,400	Tokyo Electron Ltd. (Semiconductor Equipment) (a)	2,937
238,000	Trend Micro, Inc. (Systems Software) (a)	6,800
17,520	Yamada Denki Co. Ltd. (Computer & Electronics Retail) (a)	691

		103,848

	Jersey — 0.19%
144,100	Shire PLC (Pharmaceuticals) (a)	1,765
15,200	Shire PLC - ADR (Pharmaceuticals)	546

		2,311

	Luxembourg — 0.21%
45,900	SES - FDR, Class - A (Cable & Satellite) (a)	876
93,000	SES - FDR, Class - A (Cable & Satellite) (a)	1,764

		2,640

	Mexico — 1.05%
188,100	America Movil SA de C.V., Series L - ADR (Wireless Telecommunication Services)	5,094
47,100	Fomento Economico Mexicano S.A.B de C.V. - Sponsored ADR (Soft Drinks)	1,187
220,100	Telefonos de Mexico S.A.B de C.V., Series L - Sponsored ADR (Integrated Telecommunication Services)	3,310
190,800	Telmex Internacional S.A.B de C.V. - ADR (Integrated Telecommunication Services)	1,750

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Mexico (continued)
723,400	Wal-Mart de Mexico S.A.B de C.V., Series V (Hypermarkets & Super Centers)	$1,690

		13,031

	Netherlands — 1.77%
400,120	Koninklijke Ahold NV (Food Retail) (a)	4,382
909,200	Koninklijke KPN NV (Integrated Telecommunication Services) (a)	12,137
271,600	Unilever NV (Packaged Foods & Meats) (a)	5,350

		21,869

	Norway — 0.30%
270,400	SeaDrill Ltd. (Oil & Gas Drilling) (a)	2,615
186,500	Telenor ASA (Integrated Telecommunication Services) (a)	1,067

		3,682

	Russian Federation — 0.10%
80,300	Gazprom DR (Integrated Oil & Gas)	1,197

	Singapore — 0.30%
482,000	DBS Group Holdings Ltd. (Diversified Banks) (a)	2,688
337,000	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks) (a)	1,074

		3,762

	South Africa — 0.52%
14,200	AngloGold Ashanti Ltd. (Gold) (a)	516
33,700	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	1,239
92,700	Harmony Gold Mining Co. Ltd. (Gold) (a)(c)	1,002
44,300	Harmony Gold Mining Co. Ltd. - ADR (Gold) (c)	484
107,200	Harmony Gold Mining Co. Ltd. - ADR (Gold) (c)	1,173
70,700	Sasol Ltd. (Integrated Oil & Gas) (a)	2,051

		6,465

	South Korea — 0.48%
12,074	Samsung Electronics Co. Ltd. (Semiconductors) (a)	4,990
4,430	Samsung Electronics Co. Ltd. - GDR (Semiconductors) (a)	904

		5,894

	Spain — 0.47%
333,500	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks) (a)	2,707
54,571	Industria de Diseno Textil, S.A. (Apparel Retail) (a)	2,126
49,974	Telefonica S.A. (Integrated Telecommunication Services) (a)	996

		5,829

	Sweden — 0.88%
84,800	Assa Abloy AB, Class - B (Building Products) (a)	794
35,000	AstraZeneca PLC (Pharmaceuticals) (a)	1,242
81,200	Investor AB, B Shares (Multi-Sector Holdings) (a)	1,027
940,800	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment) (a)	7,610
32,200	Telefonaktiebolaget LM Ericsson, Class B - Sponsored ADR (Communications Equipment)	261

		10,934

	Switzerland — 4.11%
183,506	ABB Ltd. - Registered (Heavy Electrical Equipment) (a)	2,560
91,168	Credit Suisse Group (Diversified Capital Markets) (a)	2,777
1,785	Givaudan SA - Registered (Specialty Chemicals) (a)(c)	924
123,490	Holcim Ltd. (Construction Materials) (a)(d)	4,400
29,936	Julius Baer Holding AG - Registered (Asset Management & Custody Banks) (a)	736
268,413	Nestle SA (Packaged Foods & Meats) (a)	9,071
71,172	Novartis AG (Pharmaceuticals) (a)	2,694
35,618	Petroplus Holdings AG (Oil & Gas Refining & Marketing) (a)	501
135,868	Roche Holding AG (Pharmaceuticals) (a)	18,654
7,640	Swatch Group AG (Apparel, Accessories & Luxury) (a)	922
14,562	Swisscom AG (Integrated Telecommunication Services) (a)	4,090
16,150	Synthes, Inc. (Health Care Equipment) (a)	1,800
180,051	UBS AG (Diversified Capital Markets) (a)(c)	1,689

		50,818

	Taiwan — 0.21%
291,281	Taiwan Semiconductor Manufacturing Company Ltd. - ADR (Semiconductors)	2,607

	United Kingdom — 5.50%
1,351,900	ARM Holdings PLC (Semiconductors) (a)	1,981
775,600	BAE Systems PLC (Aerospace & Defense) (a)	3,719
597,200	BG Group PLC (Integrated Oil & Gas) (a)	9,007
243,788	BHP Billiton PLC (Diversified Metals & Mining) (a)	4,808
563,457	BP PLC (Integrated Oil & Gas) (a)	3,778
16,500	BP PLC - Sponsored ADR (Integrated Oil & Gas)	662
35,889	British American Tobacco PLC (Tobacco) (a)	829
45,700	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)(c)	1,424
128,000	HSBC Holdings PLC (Diversified Banks) (a)	706
579,455	HSBC Holdings PLC (Diversified Banks) (a)	3,226
202,600	Imperial Tobacco Group PLC (Tobacco) (a)	4,549
279,506	Royal Dutch Shell PLC, Class - A (Integrated Oil & Gas) (a)	6,235
50,666	Royal Dutch Shell PLC, Class - B (Integrated Oil & Gas) (a)	1,102
502,900	SABMiller PLC (Brewers) (a)	7,476
59,200	Scottish & Southern Energy (Electric Utilities) (a)	941
80,700	Smith & Nephew plc (Health Care Equipment) (a)	502
315,400	Smiths Group PLC (Industrial Conglomerates) (a)	3,024
3,250	Standard Chartered PLC (Diversified Banks) (a)	39
210,082	Standard Chartered PLC (Diversified Banks) (a)	2,608
1,168,000	Tesco PLC (Food Retail) (a)	5,579
77,178	Tullow Oil PLC (Oil & Gas Exploration & Production) (a)	887
380,300	United Utilities Group PLC (Multi-Utilities) (a)	2,636
1,014,926	Vodafone Group PLC (Wireless Telecommunication Services) (a)	1,769

See accompanying notes to Portfolio of Investment

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
156,600	Wolseley PLC (Trading Companies & Distributors) (a)(c)	$517

		68,004

	Total Capital Guardian Trust Co.	472,342

	Causeway Capital Management LLC — 31.32%
	Bermuda — 0.56%
3,021,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear) (a)	6,900

	Canada — 1.27%
666,135	Manulife Financial Corp. (Life & Health Insurance) (b)(e)	7,504
313,699	Telus Corp. (Integrated Telecommunication Services)	8,215

		15,719

	France — 5.14%
656,507	Axa SA (Multi-line Insurance) (a)	7,878
133,733	BNP Paribas (Diversified Banks) (a)	5,517
157,204	Electricite de France (Electric Utilities) (a)	6,164
443,014	France Telecom SA (Integrated Telecommunication Services) (a)	10,098
136,388	Sanofi-Aventis (Pharmaceuticals) (a)	7,653
369,969	Technip SA (Oil & Gas Equipment & Services) (a)	13,040
354,054	Vinci SA (Construction & Engineering) (a)	13,142

		63,492

	Germany — 4.15%
171,842	Bayer AG (Pharmaceuticals) (a)	8,346
414,498	Deutsche Post AG (Air Freight & Logistics) (a)	4,471
524,488	E.ON AG (Electric Utilities) (a)	14,641
148,029	Linde AG (Industrial Gases) (a)	10,053
240,681	Siemens AG (Industrial Conglomerates) (a)	13,812

		51,323

	Greece — 0.75%
349,843	OPAP SA (Casinos & Gaming) (a)	9,247

	Ireland — 0.43%
244,114	CRH PLC (Construction Materials) (a)	5,312

	Japan — 5.43%
198,400	Fanuc Ltd. (Industrial Machinery) (a)	13,572
334,700	Honda Motor Co. Ltd. (Automobile Manufacturers) (a)	7,969
1,499,700	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks) (a)	7,390
141,200	Sankyo Co. Ltd. (Leisure Products) (a)	6,172
136,200	Shin-Etsu Chemical Co. Ltd (Specialty Chemicals) (a)	6,693
4,149	Sony Financial Holdings, Inc. (Life & Health Insurance) (a)(b)	11,191
334,800	Tokyo Electron Ltd. (Semiconductor Equipment) (a)	12,541
185,300	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers) (a)	1,663

		67,191

Shares or Principal Amount (000)
	Netherlands — 3.34%
333,551	Akzo Nobel NV (Diversified Chemicals) (a)	12,630
536,153	ASML Holding NV (Semiconductor Equipment) (a)	9,439
245,460	Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates) (a)	3,633
634,013	Reed Elsevier NV (Publishing) (a)	6,783
510,812	TNT NV (Air Freight & Logistics) (a)	8,754

		41,239

	Norway — 0.59%
1,130,200	Aker Kvaerner ASA (Oil & Gas Equipment & Services) (a)	7,301

	Singapore — 0.64%
1,198,000	Singapore Airlines Ltd. (Airlines) (a)	7,903

	South Korea — 0.89%
77,193	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery) (a)	11,055

	Spain — 0.95%
586,214	Telefonica S.A. (Integrated Telecommunication Services) (a)	11,688

	Sweden — 0.71%
1,086,289	Ericsson LM, Class - B (Communications Equipment) (a)	8,786

	Switzerland — 2.39%
553,491	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury) (a)	8,645
170,637	Credit Suisse Group (Diversified Capital Markets) (a)	5,197
89,636	Novartis AG (Pharmaceuticals) (a)	3,393
441,878	UBS AG (Diversified Capital Markets) (a)(c)	4,144
51,949	Zurich Financial Services AG (Multi-line Insurance) (a)	8,213

		29,592

	United Kingdom — 4.08%
1,420,259	BAE Systems PLC (Aerospace & Defense) (a)	6,811
742,179	British Airways PLC (Airlines) (a)	1,494
350,303	British American Tobacco PLC (Tobacco) (a)	8,091
728,000	HSBC Holdings PLC (Diversified Banks) (a)	4,018
211,140	Rio Tinto PLC (Diversified Metals & Mining) (a)	7,088
558,757	Royal Dutch Shell PLC, Class - B (Integrated Oil & Gas) (a)	12,154
6,216,610	Vodafone Group PLC (Wireless Telecommunication Services) (a)	10,836

		50,492

	Total Causeway Capital Management LLC	387,240

	Total Common Stocks	1,136,425

	Convertible Corporate Bonds — 0.03%
	Capital Guardian Trust Co. — 0.03%
$255	Kinross Gold Corp., 1.75%, 3/15/28 (Metals & Mining) (b)	241
300	SeaDrill Ltd., 3.625%, 11/8/12 (Oil & Gas Drilling)	174

	Total Convertible Corporate Bonds	415

	Rights — 0.37%
	Capital Guardian Trust Co. — 0.20%
60,800	CRH PLC (c)	1,324
98,231	HSBC Holdings	199

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Rights (continued)
	Capital Guardian Trust Co. (continued)
715,000	ABN Amro Bank NV	$907

	Total Capital Guardian Trust Co.	2,430

	Causeway Capital Management LLC — 0.17%
69,746	CRH PLC (c)	1,517
295,666	HSBC Holdings PLC	553

	Total Causeway Capital Management LLC	2,070

	Total Rights	4,500

	Time Deposits — 8.62%
	Artisan Partners LP — 1.89%
$23,413	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	23,413

	Capital Guardian Trust Co. — 4.23%
52,340	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	52,340

	Causeway Capital Management LLC — 2.50%
30,832	Liquidity Management Control System Time Deposit, 0.01%, 4/1/09	30,832

	Total Time Deposits	106,585

	Total Investments (cost $1,543,131) — 100.93%	1,247,925
	Liabilities in excess of other assets — (0.93)%	(11,492)

	Net Assets — 100.00%	$1,236,433

(a)	Security was fair valued on March 31, 2009.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, as in offshore transactions on foreign exchanges pursuant to Regulation S under the Securities Act of 1933, as amended. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents non-income producing security.
(d)	On March 31, 2009, the Portfolio owned the following restricted security constituting 0.80% of net assets which may not be publicly sold without registration under the Securities Act of 1933. This security is valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the security is as follows: Holcim Ltd. Acquisition Cost $19,493 Value $9,925.
(e)	Certain shares, totaling 24,625, of Regulation D Manulife Financial Corp. have been deemed illiquid by the Specialist Manager.

ADR	—	American Depositary Receipt

FDR	—	Fiduciary Depositary Receipt

GDR	—	Global Depositary Receipt

REITs	—	Real Estate Investment Trusts

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date (000)	Value on 3/31/09	Unrealized Gain/(Loss) (000)
	Currencies Purchased
1,532,025	British Sterling Pound	4/3/09	$2,191	$2,198	$7
411,970	British Sterling Pound	4/2/09	585	591	6
770,898	British Sterling Pound	4/3/09	1,103	1,106	3
820,123	British Sterling Pound	4/6/09	1,154	1,177	23
503,468	British Sterling Pound	4/7/09	713	722	9
554,417	British Sterling Pound	4/16/09	778	795	17
464,109	British Sterling Pound	4/2/09	660	665	5
470,951	Canadian Dollar	4/3/09	374	374	—
2,961	Canadian Dollar	4/3/09	2	2	—
1,887,616	Euro	4/3/09	2,499	2,507	8
2,409,031	Euro	4/3/09	3,190	3,200	10
1,768,312	Euro	4/7/09	2,234	2,349	115
770,359	Euro	4/7/09	967	1,023	56
1,543,558	Euro	4/16/09	1,995	2,050	55
282,827	Euro	4/1/09	376	376	—
549,979	Euro	4/2/09	723	730	7
288,251,262	Japanese Yen	4/3/09	2,910	2,913	3
24,554,116	Japanese Yen	4/1/09	249	248	(1)
32,247,913	Japanese Yen	4/1/09	330	326	(4)
78,242,917	Japanese Yen	4/1/09	795	791	(4)
34,852,486	Japanese Yen	4/1/09	356	352	(4)
58,757,652	Japanese Yen	4/2/09	603	594	(9)
15,577,068	Mexican Nuevo Peso	4/7/09	1,015	1,099	84
1,312,019	Norwegian Krone	4/3/09	194	195	1
292,893	Singapore Dollars	4/3/09	193	193	—
2,401,815	Swiss Franc	4/3/09	2,103	2,111	8
1,168,582	Swiss Franc	4/3/09	1,023	1,027	4
168,368	Swiss Franc	4/1/09	147	148	1

	Total Currency Purchased		$29,462	$29,862	$400

	Currencies Sold
708,229	Australian Dollar	4/6/09	451	492	(41)
48,884	British Sterling Pound	4/1/09	70	70	—
371,388	British Sterling Pound	4/2/09	526	533	(7)
15,291	British Sterling Pound	4/3/09	22	22	—
195,651	British Sterling Pound	4/3/09	280	281	(1)
2,856,000	Canadian Dollar	4/7/09	2,234	2,266	(32)
3,702	Euro	4/1/09	5	5	—
68,632	Euro	4/2/09	90	91	(1)
121,439	Euro	4/3/09	161	161	—
364,443	Euro	4/2/09	481	485	(4)
81,463	Euro	4/3/09	108	108	—
110,506,483	Japanese Yen	4/1/09	1,127	1,117	10
11,047,819	Japanese Yen	4/2/09	114	112	2
113,431,276	Japanese Yen	4/6/09	1,154	1,146	8
76,759,053	Japanese Yen	4/16/09	778	776	2
102,736,406	Japanese Yen	4/3/09	1,037	1,038	(1)
15,577,068	Mexican Nuevo Peso	4/7/09	1,014	1,099	(85)
836,814	Swiss Franc	4/7/09	713	735	(22)
1,135,355	Swiss Franc	4/7/09	967	998	(31)
2,362,878	Swiss Franc	4/16/09	1,995	2,077	(82)
77,871	Swiss Franc	4/3/09	68	68	—

	Total Currency Sold		$13,395	$13,680	$(285)

	Net Unrealized Gain/(Loss)				$115

See accompanying notes to Portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 18.74%
$920	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (a)	5.69	4/10/49	$667
1,400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class AM (a)	5.70	4/10/49	622
1,100	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 (a)	5.66	6/10/49	746
2,060	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM (a)	5.81	8/10/17	830
950	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	746
130	Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 (a)	6.17	12/10/17	95
200	Bank of America Commercial Mortgage, Inc., Series 2007-2, Class A2	5.63	4/10/49	163
1,826	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	1,147
2,720	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (a)	5.99	6/25/47	1,404
1,762	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5, Class 3A1 (a)	5.98	8/25/47	942
925	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 (a)	5.69	6/11/50	684
1,500	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (a)	5.71	6/11/40	1,211
1,742	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1 (a)	5.28	12/25/35	1,123
536	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	463
404	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	261
1,236	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	705
2,672	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (a)	5.91	7/25/37	1,396
1,765	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,415
80	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	74
1,302	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	826
1,281	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	825
929	Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.08	11/25/36	459
1,270	Credit Suisse Mortgage Capital Certificate, Series 2007-C4, Class AAB (a)	5.81	8/15/16	966
508	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	397
1,310	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.10	6/26/35	872
665	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	694
1,207	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.48	1/25/37	671
1,427	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.83	5/25/37	756
1,145	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,185
1,545	Freddie Mac, Series 2864, Class NB (a)	5.50	7/15/33	1,623
715	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	747
1,610	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,681
770	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	806
465	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2 (a)	5.42	12/10/49	385
460	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	274
868	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (a)	5.47	11/19/35	523
800	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB	4.62	8/10/42	744
1,410	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4	5.74	12/10/49	1,014
1,890	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (a)	5.80	8/10/45	1,426
900	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM (a)	5.80	8/10/45	333
1,163	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1 (a)(b)	7.50	9/25/36	1,023
344	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1 (a)(b)	7.50	10/25/36	225
1,646	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (a)	5.92	6/25/37	873
1,120	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (a)	5.73	2/12/49	891
1,515	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A2 (a)	5.80	6/15/49	1,209
1,930	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (a)	5.82	6/15/49	1,480
312	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4 (a)	5.88	2/15/51	221
1,275	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class AM (a)	6.06	2/15/51	515
1,915	JPMorgan Mortgage Trust, Series 2005-A8, Class 2A7 (a)	4.95	11/25/35	979
905	JPMorgan Mortgage Trust, Series 2006-A5, Class 2A1 (a)	5.82	8/25/36	498
2,602	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2 (a)	5.80	1/25/37	1,476
648	JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1 (a)	5.43	6/25/37	372
1,243	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	4.36	12/21/34	448
162	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	140
421	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	353
117	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	71
—	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	—
170	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	94
710	Merrill Lynch/Countrywide Commercial Mortgage Trust ,Series 2007-5, Class ASB	5.36	8/12/48	552
2,090	Morgan Stanley Capital I, Series 2007 (a)	5.63	6/1/37	1,536
119	New York City Mortgage Loan Trust, Series 1996, Class A3 (b)	6.75	9/25/19	69
1,300	New York City Mortgage Loan Trust, Series 2006-1, Class 2A3 (a)	5.65	5/25/36	641
364	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	298

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,375	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.81	2/20/47	$780
1,400	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	534
1,350	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	346
735	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.29	12/15/43	569
1,335	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (a)	5.74	6/15/49	1,053
1,230	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3 (a)	5.10	12/25/35	595
1,975	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A3A (a)	5.25	1/25/36	1,035
2,570	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1 (a)	5.32	1/25/37	1,243
423	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.60	12/25/36	210
1,405	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3 (a)	5.84	3/25/37	729
880	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.35	3/25/37	485
1,320	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	661
1,350	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	708
2,075	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	1,093
1,831	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.51	8/25/36	870
602	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	237
1,925	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1 (b)	5.32	6/26/35	1,097

	Total Collateralized Mortgage Obligations			58,110

	U.S. Government Agency Mortgages — 28.64%
2,515	Fannie Mae, 30 YR TBA	4.00	4/12/39	2,529
2,154	Fannie Mae, Pool #190340	5.00	9/1/33	2,230
2,951	Fannie Mae, Pool #190346	5.50	12/1/33	3,067
875	Fannie Mae, Pool #190354	5.50	12/1/34	909
1,734	Fannie Mae, Pool #255321	5.50	7/1/24	1,810
574	Fannie Mae, Pool #255493	5.50	11/1/24	599
386	Fannie Mae, Pool #255550	5.50	12/1/24	403
776	Fannie Mae, Pool #256116	6.00	2/1/26	815
1,991	Fannie Mae, Pool #257238	5.00	6/1/28	2,063
7,150	Fannie Mae, Pool #4400 TBA	4.50	5/1/39	7,306
1,509	Fannie Mae, Pool #555531	5.50	6/1/33	1,573
1,435	Fannie Mae, Pool #555591	5.50	7/1/33	1,490
494	Fannie Mae, Pool #672512	5.50	12/1/32	513
1,526	Fannie Mae, Pool #725222	5.50	2/1/34	1,591
329	Fannie Mae, Pool #725231	5.00	2/1/34	340
1,338	Fannie Mae, Pool #725419	4.50	10/1/33	1,368
966	Fannie Mae, Pool #725424	5.50	4/1/34	1,004
811	Fannie Mae, Pool #725425	5.50	4/1/34	843
255	Fannie Mae, Pool #725456	5.00	5/1/34	264
800	Fannie Mae, Pool #727098	5.00	8/1/33	828
542	Fannie Mae, Pool #727437	6.00	3/1/25	571
976	Fannie Mae, Pool #728720	5.00	7/1/33	1,011
1,133	Fannie Mae, Pool #735230	5.00	8/1/20	1,180
173	Fannie Mae, Pool #735230	5.50	2/1/35	180
340	Fannie Mae, Pool #741897	5.00	10/1/33	352
519	Fannie Mae, Pool #744131	6.50	12/1/24	548
1,519	Fannie Mae, Pool #745096	5.50	11/1/34	1,583
1,012	Fannie Mae, Pool #745518	5.50	1/1/20	1,062
15	Fannie Mae, Pool #747631	6.50	11/1/33	15
—	Fannie Mae, Pool #852431 (a)	5.34	2/1/36	—
877	Fannie Mae, Pool #888105	5.00	8/1/20	918
614	Fannie Mae, Pool #888283	5.00	8/1/34	635
2,684	Fannie Mae, Pool #888416	5.00	9/1/35	2,779
1,674	Fannie Mae, Pool #888657	5.50	2/1/35	1,744
2,873	Fannie Mae, Pool #889307	5.00	7/1/37	2,975
2,163	Fannie Mae, Pool #890006	5.50	9/1/36	2,255
282	Fannie Mae, Pool #919157	6.50	4/1/37	297
1,705	Fannie Mae, Pool #930768	4.00	3/1/29	1,714
—	Fannie Mae, Pool #969600 (a)	5.42	1/1/38	—
1,245	Fannie Mae, Pool #970080	6.50	2/1/38	1,313
22	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	22
494	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	521

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2,190	Fannie Mae, Series 2003-86, Class OE	5.00	3/25/32	$2,279
2,276	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,369
1,150	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,197
455	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	474
1,938	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	2,024
2,100	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,184
41	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	44
1,378	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,468
1	Freddie Mac, Pool #1G2725	5.49	3/1/38	1
1,492	Freddie Mac, Pool #1J1917 (a)	5.41	10/1/38	1,541
439	Freddie Mac, Pool #A71059	7.00	1/1/38	465
1,210	Freddie Mac, Pool #A71283	6.50	1/1/38	1,277
1,187	Freddie Mac, Pool #E99582	5.00	9/1/18	1,240
10	Freddie Mac, Series 1977, Class E	7.00	7/15/12	10
495	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	518
880	Freddie Mac, Series 2694, Class QH	4.50	3/15/32	909
1,460	Freddie Mac, Series 2709, Class PE	5.00	12/15/22	1,547
1,192	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,244
1,390	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,450
1,355	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,414
1,255	Freddie Mac, Series 2780, Class LE	5.00	11/15/32	1,312
1,700	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,777
250	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	261
1,186	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,238
2,290	Freddie Mac, Series 3017, Class MK	5.00	12/15/34	2,392
988	Freddie Mac, Series 3145, Class LN	4.42	10/15/34	1,025
1,530	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,593
1,308	Freddie Mac, Series 3451, Class VA	5.00	4/15/19	1,368
901	Government National Mortgage Association, Pool #616571	6.50	8/20/34	948

	Total U.S. Government Agency Mortgages			88,789

	Corporate Bonds — 24.28%
380	21st Century Insurance (Insurance)	5.90	12/15/13	153
705	Abbott Laboratories (Pharmaceuticals)	6.00	4/1/39	701
206	Alto Parana SA (Forest Products & Papers) (b)	6.38	6/9/17	183
170	America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	116
1,485	American Honda Finance Corp. (Diversified Financial Services) (b)	7.63	10/1/18	1,398
385	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	321
145	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	143
500	ANZ National International Ltd. (Banking) (b)	6.20	7/19/13	482
545	Arizona Public Service Co. (Electric)	5.63	5/15/33	344
1,065	Atmos Energy Corp. (Gas Utilities)	8.50	3/15/19	1,087
494	Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	379
920	Bank of America Corp. (Banks)	5.75	12/1/17	773
460	Bank of America Corp. (Banking)	6.00	10/15/36	304
1,066	Bank of New York Mellon, Series MTN (Banking)	4.95	11/1/12	1,088
1,045	Barrick North America Finance LLC (Mining)	6.80	9/15/18	1,044
710	Bear Stearns Co., Inc. (Diversified Financial Services)	7.25	2/1/18	733
1,285	British Telecom PLC (Telecommunications) (a)	8.63	12/15/10	1,337
1,395	Cisco Systems, Inc. (Telecommunications)	5.90	2/15/39	1,282
970	Citigroup, Inc. (Banking)	6.50	8/19/13	891
1,010	Citigroup, Inc. (Banking)	6.88	3/5/38	881
500	Comcast Cable Communications Holdings, Inc. (Media)	9.46	11/15/22	549
55	Comcast Corp. (Media)	6.50	1/15/17	54
625	Commonwealth Edison Co. (Electric)	6.15	3/15/12	638
930	Constellation Energy Group, Inc. (Electric)	7.60	4/1/32	768
431	CVS Caremark Corp. (Retail)	6.25	6/1/27	397
1,373	CVS Caremark Corp. (Retail)	6.30	6/1/37	824
815	CVS Caremark Corp. (Retail)	6.60	3/15/19	821
1,060	Dominion Resources, Inc. (Electric)	6.30	9/30/66	599
50	Dominion Resources, Inc. (Electric)	7.50	6/30/66	31
1,355	DTE Energy Co. (Electric)	6.38	4/15/33	950

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$950	EI DuPont de Nemours & Co. (Chemicals)	5.75	3/15/19	$933
350	Energy East Corp. (Electric)	6.75	9/15/33	245
390	Energy East Corp. (Electric)	6.75	7/15/36	264
935	Enterprise Products Operating LP (Pipelines)	5.65	4/1/13	875
177	Enterprise Products Operating LP (Pipelines)	7.50	2/1/11	180
400	ERAC USA Finance Co. (Commercial Services) (b)	5.80	10/15/12	312
895	ERAC USA Finance Co. (Commercial Services) (b)	7.00	10/15/37	521
890	ERAC USA Finance Co. (Commercial Services) (b)	8.00	1/15/11	806
690	Farmers Exchange Capital (Diversified Financial Services) (c)	7.20	7/15/48	345
535	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	369
930	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	670
255	FPL Group Capital, Inc. (Electric)	7.30	9/1/67	190
615	General Electric Capital Corp. , Series MTN (Diversified Financial Services)	6.88	1/10/39	502
135	Goldman Sachs Group, Inc. (Banking)	5.95	1/15/27	93
1,825	Goldman Sachs Group, Inc. (Banking)	7.50	2/15/19	1,821
230	HBOS PLC (Banking) (b)	6.75	5/21/18	177
1,260	Illinois Power Co. (Electric)	9.75	11/15/18	1,372
775	Ingersoll-Rand Global Holding Company Ltd. (Miscellaneous Manufacturer)	9.50	4/15/14	775
560	JPMorgan Chase & Co. (Banking)	5.13	9/15/14	495
1,085	Kansas City Power & Light Co. (Electric)	7.15	4/1/19	1,090
395	Kroger Co. (Food)	7.00	5/1/18	417
925	Medco Health Solutions, Inc. (Pharmaceuticals)	6.13	3/15/13	919
1,320	Medco Health Solutions, Inc. (Pharmaceuticals)	7.13	3/15/18	1,310
1,010	Merrill Lynch & Co. (Diversified Financial Services)	5.45	7/15/14	765
300	Merrill Lynch & Co. (Diversified Financial Services)	6.22	9/15/26	148
1,225	Merrill Lynch & Co., Series MTN (Diversified Financial Services)	6.88	4/25/18	958
780	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	712
1,590	MetLife, Inc. (Insurance)	7.72	2/15/19	1,426
680	MMG Fiduciary (AES el Salvador) (Electric) (b)	6.75	2/1/16	358
1,400	Morgan Stanley (Banking)	5.05	1/21/11	1,376
1,200	Morgan Stanley, Series F, MTN (Banking)	6.63	4/1/18	1,144
825	Morgan Stanley, Series MTN (Banking)	6.00	4/28/15	779
1,145	National Australia Bank (Banking) (b)	5.35	6/12/13	1,108
1,205	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services)	10.38	11/1/18	1,395
1,135	Novartis Capital Corp. (Pharmaceuticals)	4.13	2/10/14	1,160
211	Oil Insurance Ltd. (Insurance) (b)	7.56	12/29/49	78
735	PepsiAmericas, Inc. (Beverages)	4.38	2/15/14	735
1,235	Pfizer Inc. (Pharmaceuticals)	4.45	3/15/12	1,269
720	Pfizer Inc. (Pharmaceuticals)	7.20	3/15/39	772
1,220	Pfizer Inc. (Pharmaceuticals)	6.20	3/15/19	1,300
1,000	PNC Preferred Funding Trust (Banks) Callable 3/15/13 @ 100.00 (a)(b)	8.70	2/28/49	450
1,145	PP&L Capital Funding, Inc., Series A (Electric)	6.70	3/30/67	653
955	PPL Energy Supply LLC (Electric)	6.30	7/15/13	956
1,012	Qwest Corp. (Telecommunications)	7.63	6/15/15	911
550	RBS Capital Trust III (Banking) Callable 9/30/14 @ 100.00	5.51	9/29/49	220
1,165	Rio Tinto Finance USA Ltd. (Mining)	5.88	7/15/13	1,045
390	Rio Tinto Finance USA Ltd. (Mining)	6.50	7/15/18	341
300	Rio Tinto Finance USA Ltd. (Mining)	7.13	7/15/28	246
1,465	Rockies Express Pipeline (Pipelines) (b)	6.25	7/15/13	1,437
780	Sierra Pacific Power Co. (Electric)	5.45	9/1/13	761
965	Simon Property Group Lp (Real Estate Investment Trusts)	10.35	4/1/19	938
660	Smith International, Inc. (Oil & Gas)	9.75	3/15/19	689
1,205	Southern California Edison (Electric)	6.05	3/15/39	1,202
635	SPI Electricity & Gas Australia Holdings (Electric) (b)	6.15	11/15/13	628
620	Stancorp Financial Group (Insurance) (a)	6.90	5/29/67	304
1,250	Stoneheath RE (Insurance)	6.87	12/29/49	300
325	Symetra Financial Corp. (Insurance) (b)	8.30	10/15/37	106
352	TCI Communications, Inc. (Media)	8.75	8/1/15	380
120	TCI Communications, Inc. (Media)	9.88	6/15/22	135
295	TCI Communications, Inc. (Media)	10.13	4/15/22	338
289	Time Warner Cable, Inc. (Media - Cable)	8.75	2/14/19	307
800	Time Warner Cable, Inc. (Media - Cable)	6.75	7/1/18	751
330	Time Warner Cable, Inc. (Media - Cable)	7.50	4/1/14	336
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,140	Time Warner Cable, Inc. (Media - Cable)	8.25	4/1/19	$1,172
720	Time Warner Cos., Inc. (Media)	6.95	1/15/28	636
490	Time Warner Entertainment Co. LP (Multimedia)	10.15	5/1/12	529
162	Time Warner, Inc. (Entertainment)	5.50	11/15/11	160
580	Time Warner, Inc. (Entertainment)	7.63	4/15/31	518
740	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	422
365	Trans-Canadian Pipelines (Pipelines)	6.50	8/15/18	364
416	Transocean Ltd., Series A (Oil & Gas) Callable 12/20/10 @ 100.00	1.63	12/15/37	382
780	Union Electric Co. (Electric)	8.45	3/15/39	787
370	United Dominion Realty Trust, Series E (Real Estate Investment Trusts)	3.90	3/15/10	348
780	Verizon Communications, Inc. (Telecommunications)	8.75	11/1/18	892
1,360	Verizon Wireless Capital (Telecommunications) (b)	5.55	2/1/14	1,361
561	Viacom, Inc. (Media)	5.75	4/30/11	547
235	Viacom, Inc. (Media)	6.13	10/5/17	200
250	Viacom, Inc. (Media)	6.75	10/5/37	177
580	Viacom, Inc. (Media)	6.88	4/30/36	423
820	Walt Disney Co. (Media)	5.50	3/15/19	827
1,130	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	667
790	WPS Resources Corp. (Electric)	6.11	12/1/66	419
735	Xerox Corp. (Office/Business Equipment)	6.35	5/15/18	548
310	Xerox Corp. (Office/Business Equipment)	6.40	3/15/16	236
1,327	Xstrata Finance Canada (Investment Companies) (b)	6.90	11/15/37	794

	Total Corporate Bonds			75,278

	Asset Backed Securities — 1.11%
690	AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A3	5.68	12/12/12	626
38	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	33
1,170	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	545
405	Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/46	182
34	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	31
40	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	16
700	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	679
1,400	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,326

	Total Asset Backed Securities			3,438

	Taxable Municipal Bonds — 3.01%
560	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	557
460	Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A	5.00	11/1/36	453
1,235	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,216
785	Florida State Board of Education, Series E	5.00	6/1/35	774
1,150	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,170
775	Harrison New Jersey (FGIC)	5.50	5/1/22	675
70	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	64
795	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	732
970	New York State Urban Development Corp. Revenue, Series B-2	6.45	3/15/18	1,033
860	Palm Beach County Florida Public Improvement Revenue	5.00	5/1/38	820
325	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	326
755	Salt River Project Arizona Agricultural Improvement & Power District Electric System Revenue, Series A	5.00	1/1/38	744
1,235	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	757

	Total Taxable Municipal Bonds			9,321

	U.S. Treasury Obligations — 19.84%
6,421	U.S. Treasury Bond	4.50	5/15/38	7,496
8,133	U.S. Treasury Note	0.88	2/28/11	8,149
16,034	U.S. Treasury Note	0.88	3/31/11	16,055
16,918	U.S. Treasury Note	1.38	3/15/12	17,037
4,248	U.S. Treasury Note	1.88	2/28/14	4,294
3,010	U.S. Treasury Note	2.38	3/31/16	3,029

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$5,429	U.S. Treasury Note	2.75	2/15/19	$5,459

	Total U.S. Treasury Obligations			61,519

	Yankee Dollars — 1.01%
795	BHP Billiton Finance USA Ltd.	5.50	4/1/14	800
1,190	Novartis Securities Investment Ltd.	5.13	2/10/19	1,208
405	Telecom Italia Capital	5.25	11/15/13	364
755	TransCanada Pipelines Ltd.	7.63	1/15/39	746

	Total Yankee Dollars			3,118

	Money Market Mutual Funds — 6.02%
18,661,610	SSgA Prime Money Market Fund (a)	0.50		18,662

	Total Money Market Mutual Funds			18,662

	Total Investments (cost $352,001) — 102.65%			318,235
	Liabilities in excess of other assets — (2.65)%			(8,216)

	Net Assets — 100.00%			$310,019

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009. The maturity date represents actual maturity date.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.11% of the Portfolio’s net assets.

AMBAC	—	American Municipal Bond Assurance Corporation

FGIC	—	Financial Guaranty Insurance Company

FSA	—	Financial Security Assurance, Inc.

MBIA	—	Municipal Bond Insurance Association

MTN	—	Medium Term Note

TBA	—	Security is subject to delayed delivery

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 29.91%
$96	Fannie Mae Strip, Series 317, Class 1, PO	3.18	12/1/31	$79
2,450	Fannie Mae Strip, Series 378, Class 4	5.00	7/1/36	263
1,600	Fannie Mae, 15 YR TBA	4.00	4/16/24	1,627
1,400	Fannie Mae, 30 YR TBA	6.00	4/13/39	1,462
3,100	Fannie Mae, 30 YR TBA	6.50	5/12/39	3,253
20	Fannie Mae, Pool #124836	10.00	5/1/22	22
5	Fannie Mae, Pool #124911	10.00	3/1/16	5
6	Fannie Mae, Pool #190535	11.00	1/1/16	6
10	Fannie Mae, Pool #253265	7.50	5/1/30	10
—	Fannie Mae, Pool #253545	7.00	12/1/30	—
17	Fannie Mae, Pool #253584	7.50	1/1/31	19
18	Fannie Mae, Pool #253643	7.50	2/1/31	19
113	Fannie Mae, Pool #254346	6.50	6/1/32	119
15	Fannie Mae, Pool #254487	7.50	9/1/32	16
29	Fannie Mae, Pool #303406	10.00	2/1/25	32
3	Fannie Mae, Pool #313033	10.00	7/1/17	3
7	Fannie Mae, Pool #313328	10.00	7/1/18	8
39	Fannie Mae, Pool #323354	6.00	11/1/28	41
3	Fannie Mae, Pool #359461	10.50	12/1/17	3
39	Fannie Mae, Pool #378141	10.00	4/1/19	44
22	Fannie Mae, Pool #397120	10.00	5/1/21	24
1	Fannie Mae, Pool #447140	7.50	11/1/29	1
2	Fannie Mae, Pool #50163	10.50	11/1/18	2
1	Fannie Mae, Pool #511096	7.50	8/1/29	1
—	Fannie Mae, Pool #514132	7.00	8/1/29	—
78	Fannie Mae, Pool #514574	7.50	1/1/30	85
33	Fannie Mae, Pool #534063	7.50	3/1/30	36
133	Fannie Mae, Pool #535988	7.00	6/1/31	143
4	Fannie Mae, Pool #541903	7.50	6/1/30	5
11	Fannie Mae, Pool #545082	7.50	6/1/31	12
12	Fannie Mae, Pool #545556	7.00	4/1/32	12
56	Fannie Mae, Pool #545762	6.50	7/1/32	59
13	Fannie Mae, Pool #548190	7.50	10/1/30	15
—	Fannie Mae, Pool #555144	7.00	10/1/32	—
—	Fannie Mae, Pool #560534	7.00	11/1/30	—
23	Fannie Mae, Pool #561883	7.50	11/1/30	25
—	Fannie Mae, Pool #590944	7.00	8/1/31	—
—	Fannie Mae, Pool #606565	7.00	10/1/31	—
—	Fannie Mae, Pool #606964	7.00	10/1/31	—
25	Fannie Mae, Pool #610381	7.00	10/1/31	27
2	Fannie Mae, Pool #615206	6.50	11/1/31	2
2	Fannie Mae, Pool #621535	6.50	3/1/32	2
89	Fannie Mae, Pool #625030	6.50	1/1/32	94
20	Fannie Mae, Pool #653877	6.50	8/1/32	21
214	Fannie Mae, Pool #654790	6.50	8/1/32	225
252	Fannie Mae, Pool #725162	6.00	2/1/34	265
112	Fannie Mae, Pool #725418	6.50	5/1/34	118
559	Fannie Mae, Pool #725704	6.00	8/1/34	587
1,820	Fannie Mae, Pool #735504	6.00	4/1/35	1,912
1,816	Fannie Mae, Pool #819432 (a)	4.60	3/1/35	1,844
421	Fannie Mae, Pool #842993	6.00	10/1/35	440
623	Fannie Mae, Pool #889424	6.00	3/1/38	652
1,494	Fannie Mae, Pool #889757	5.00	2/1/38	1,544
35	Fannie Mae, Pool #901079	6.00	8/1/36	36
3,249	Fannie Mae, Pool #929835	6.00	8/1/38	3,398
18	Fannie Mae, Pool #930770	4.50	3/1/29	18
2,770	Fannie Mae, Pool #950829	6.00	11/1/37	2,897
1,222	Fannie Mae, Pool #990652	6.50	9/1/38	1,288
210	Fannie Mae, Pool #995024	5.50	8/1/37	219
3,730	Fannie Mae, Pool #995320	4.50	12/1/20	3,845
192	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	205
3,000	Freddie Mac, Gold 15 YR TBA	4.50	4/16/24	3,086
6,600	Freddie Mac, Gold 15 YR TBA	5.50	4/16/24	6,881

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$500	Freddie Mac, Gold 15 YR TBA	6.00	4/16/24	$524
4,600	Freddie Mac, Gold 30 YR TBA	5.50	4/13/39	4,773
8,600	Freddie Mac, Gold 30 YR TBA	6.00	4/13/39	8,989
2,111	Freddie Mac, Gold Pool #A58383	5.50	3/1/37	2,193
1,124	Freddie Mac, Gold Pool #A81871	5.50	9/1/38	1,167
5	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	6
24	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	26
33	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	36
—	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	—
15	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16
12	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	13
24	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	26
5	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	6
8	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	9
6	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6
13	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	14
17	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	19
7	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	8
31	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	33
26	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	29
102	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	106
96	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	101
30	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	32
8	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	8
51	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	54
96	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	101
3	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3
3	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	4
26	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	28
98	Freddie Mac, Gold Pool #G02086	5.00	2/1/36	101
2,720	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	2,825
286	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	288
36	Freddie Mac, Pool #170199	9.50	10/1/16	40
2	Freddie Mac, Pool #183455	12.00	12/1/10	3
2,280	Freddie Mac, Pool #1G1584 (a)	5.76	3/1/37	2,366
1,391	Freddie Mac, Pool #1G1678	5.75	4/1/37	1,443
1,558	Freddie Mac, Pool #1G2511 (a)	5.40	5/1/36	1,607
1,378	Freddie Mac, Pool #1J1522 (a)	5.86	3/1/37	1,433
1,928	Freddie Mac, Pool #1J1827 (a)	5.29	7/1/38	1,984
1,437	Freddie Mac, Pool #1J1882 (a)	5.63	10/1/38	1,488
2	Freddie Mac, Pool #360019	10.50	12/1/17	2
1	Freddie Mac, Pool #555285	10.00	4/1/16	1
12,938	Freddie Mac, Series 3346, Class SC (a)	5.99	10/15/33	1,062
1,400	Government National Mortgage Association, 30 YR TBA	5.50	5/19/39	1,453
600	Government National Mortgage Association, 30 YR TBA	5.50	5/19/39	622
2,400	Government National Mortgage Association, 30 YR TBA	6.00	5/19/39	2,501
3,000	Government National Mortgage Association, 30 YR TBA	6.00	5/19/39	3,122
6	Government National Mortgage Association, Pool #112784	12.00	2/15/14	6
1	Government National Mortgage Association, Pool #38484	11.00	3/15/10	1
1	Government National Mortgage Association, Pool #42444	11.00	9/15/10	1
4	Government National Mortgage Association, Pool #42710	11.00	9/15/10	4
2	Government National Mortgage Association, Pool #43080	11.00	8/15/10	2
—	Government National Mortgage Association, Pool #43285	11.00	8/15/10	—
8	Government National Mortgage Association, Pool #45290	11.00	12/15/10	8
10	Government National Mortgage Association, Pool #488233	6.00	4/15/29	10
4	Government National Mortgage Association, Pool #497630	6.00	2/15/29	4
2	Government National Mortgage Association, Pool #545212	7.00	12/15/30	2
8	Government National Mortgage Association, Pool #58625	12.00	11/15/12	9
178	Government National Mortgage Association, Pool #604791	5.50	11/15/33	186
34	Government National Mortgage Association, Pool #637301	6.50	11/15/34	36
11	Government National Mortgage Association, Pool #780315	9.50	12/15/17	13
7	Government National Mortgage Association, Pool #780384	11.00	12/15/17	7
30	Government National Mortgage Association, Pool #780554	10.00	5/15/19	33

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Government National Mortgage Association, Pool #780609	9.50	9/15/22	$7
62	Government National Mortgage Association, Pool #781548	7.00	11/15/32	66
1,180	Government National Mortgage Association, Pool #781861	6.50	1/15/35	1,242
5	Government National Mortgage Association, Pool #80094 (a)	4.63	7/20/27	5
10	Government National Mortgage Association, Pool #80114 (a)	4.63	9/20/27	10
19	Government National Mortgage Association, Pool #80123 (a)	4.13	10/20/27	19
13	Government National Mortgage Association, Pool #80137 (a)	4.13	11/20/27	13
4	Government National Mortgage Association, Pool #80145 (a)	4.13	12/20/27	4
6	Government National Mortgage Association, Pool #80156 (a)	5.38	1/20/28	6
18	Government National Mortgage Association, Pool #8585 (a)	5.38	1/20/25	18
45	Government National Mortgage Association, Pool #8595 (a)	5.38	2/20/25	46
15	Government National Mortgage Association, Pool #8611 (a)	5.38	3/20/25	15
23	Government National Mortgage Association, Pool #8621 (a)	5.38	4/20/25	23
47	Government National Mortgage Association, Pool #8631 (a)	5.38	5/20/25	48
16	Government National Mortgage Association, Pool #8644 (a)	5.38	6/20/25	17
12	Government National Mortgage Association, Pool #8664 (a)	4.63	7/20/25	13

	Total U.S. Government Agency Mortgages			79,602

	Collateralized Mortgage Obligations — 15.83%
301	American Home Mortgage Assets, Series 2006-6, Class A1A (a)	0.71	12/25/46	116
490	American Home Mortgage Investment Trust, Series 2005-1, Class 6A (a)	5.29	6/25/45	246
952	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	941
1,385	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,331
1,300	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	4.99	11/10/42	1,104
1,370	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	972
275	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	243
347	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	308
1,500	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,448
612	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1 (a)	5.48	11/25/34	426
262	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.44	2/25/47	127
1,155	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	975
550	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ (a)	5.46	3/11/39	165
1,575	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28, Class A4	5.74	9/11/42	1,180
198	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	199
1,436	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,453
725	Citigroup / Deutsche Bank Commercial Mortgage, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	460
325	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.48	10/15/49	83
1,459	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.10	12/10/49	1,082
1,730	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	803
1,228	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,240
1,945	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4	6.01	12/10/49	1,414
274	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1 (a)	2.78	8/25/46	103
490	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1 (a)	0.73	2/20/47	173
807	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1 (a)	0.74	3/20/47	292
1,544	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	1,179
331	Countrywide Home Loans, Series 2006-0A5, Class 2A1 (a)	0.72	4/25/46	118
987	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	546
415	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	235
1,660	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,431
1,160	CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	898
183	Deutsche Bank Alt Securities Inc., Series 2006-0A1, Class A1 (a)	0.72	2/25/47	66
1,525	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,557
449	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	451
876	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	883
734	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	744
985	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	869
1,167	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.04	8/25/34	889
870	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.24	11/25/35	558
425	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1 (a)	0.71	8/25/46	221
537	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A (a)	0.77	11/19/36	201
767	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	0.79	10/25/35	377
1,523	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,540

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$246	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	$191
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	157
555	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	468
675	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 (a)	5.80	6/15/49	539
678	JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	684
204	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	148
139	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	103
—	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	—
614	LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	621
1,573	LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,584
865	LB - UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	507
584	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	458
371	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	311
455	Morgan Stanley Capital I, Series 2006-IQ11, Class A2 (a)	5.69	10/15/42	410
245	Morgan Stanley Capital I, Series 2007-HQ12, Class A2 (a)	5.63	4/12/49	204
1,490	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,509
475	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	0.84	10/25/35	191
665	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3	6.10	8/15/39	548
875	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	751
850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.27	12/15/44	655
820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.86	10/15/48	595
185	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ (a)	5.63	10/15/48	48
185	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ (a)	5.37	11/15/48	46
800	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2 (a)	5.74	6/15/49	648
614	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4 (a)	4.92	8/25/35	379
376	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A (a)	2.59	5/25/47	140
645	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A (a)	2.57	6/25/47	232
557	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	6.10	9/25/36	350

	Total Collateralized Mortgage Obligations			42,124

	Corporate Bonds — 22.39%
680	Abbott Laboratories (Pharmaceuticals)	5.13	4/1/19	684
275	Allstate Corp. (Insurance)	6.13	5/15/37	149
314	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	27
800	Anadarko Petroleum Corp. (Oil Comp-Exploration)	5.95	9/15/16	689
1,275	AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,151
350	AT&T, Inc. (Telecommunications)	6.55	2/15/39	317
175	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	7.50	12/15/10	173
350	Bank of America Corp. (Banking)	5.75	8/15/16	230
110	Bank of America Corp. (Banking)	5.75	12/1/17	92
385	Bank of America Corp. (Banking)	6.00	9/1/17	328
555	Bank of America Corp. (Banking) Callable 1/30/18 @ 100.00 (c)	8.13	12/31/49	222
65	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	66
200	Belvoir Land LLC (Special Purpose) (b)	5.27	12/15/47	123
1,265	BP Capital Markets PLC (Diversified Financial Services)	3.13	3/10/12	1,270
60	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	59
325	Canadian Natural Resources Ltd. (Oil Comp-Exploration)	6.50	2/15/37	253
250	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	252
280	CenterPoint Energy Resources Corp., Series B (Gas - Distribution)	7.88	4/1/13	287
1,545	Chevron Corp. (Oil, Gas & Consumable Fuels)	3.45	3/3/12	1,586
575	Chubb Corp. (Insurance)	6.38	3/29/67	328
225	Cisco Systems, Inc. (Communications Equipment)	5.90	2/15/39	207
70	Citigroup, Inc. (Banking)	4.63	8/3/10	66
550	Citigroup, Inc. (Banking)	5.30	10/17/12	485
1,485	Comcast Cable Communications Holdings (Media) (d)	8.38	3/15/13	1,588
150	Comcast Corp. (Media)	6.50	11/15/35	132
575	Comcast Corp. (Media)	6.95	8/15/37	535
75	Comcast Corp. (Media)	7.05	3/15/33	70
225	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	219
25	Consolidated Natural Gas, Series A (Gas - Distribution)	5.00	3/1/14	25
125	Consolidated Natural Gas, Series C (Gas - Distribution)	6.25	11/1/11	129
1,665	Cornell University (Commercial Services)	4.35	2/1/14	1,677

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$625	Cox Communications, Inc. (Telecommunications) (b)	8.38	3/1/39	$586
1,080	Credit Suisse Guernsey (Finance - Brokers) Callable 5/15/17 @ 100.00	5.86	5/29/49	400
100	Devon Financing Corp. ULC (Oil Comp-Exploration)	7.88	9/30/31	102
600	EDP Finance BV (Electric Utilities) (b)	6.00	2/2/18	573
825	Eksportfinans A/S (Banks)	5.50	6/26/17	876
495	Eli Lilly & Co. (Pharmaceuticals)	3.55	3/6/12	506
200	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	176
400	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	404
225	Florida Power Corp. (Electric Utilities)	6.40	6/15/38	235
2,665	General Electric Capital Corp. (Diversified Financial Services)	1.80	3/11/11	2,672
2,195	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,183
305	General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	295
755	General Electric Capital Corp. (Diversified Financial Services)	6.15	8/7/37	558
700	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	340
625	GlaxoSmithKline Capital, Inc. PLC (Medical Services)	4.85	5/15/13	650
665	Goldman Sachs Capital II (Finance - Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	277
960	Goldman Sachs Group, Inc. (Finance - Brokers)	5.25	10/15/13	896
50	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	45
120	Halliburton Co. (Oil, Gas & Consumable Fuels)	6.15	9/15/19	122
170	Halliburton Co. (Oil, Gas & Consumable Fuels)	7.45	9/15/39	170
160	IBM Corp. (Computer Equipment)	7.63	10/15/18	184
200	Irwin Land LLC (Special Purpose) (b)	5.03	12/15/25	147
290	Irwin Land LLC (Special Purpose) (b)	5.30	12/15/35	202
2,275	JPMorgan Chase Bank NA (Banking)	2.20	6/15/12	2,293
1,850	JPMorgan Chase & Co., Series 1 (Banking) Callable 4/30/18 @ 100.00 (c)	7.94	4/29/49	1,189
1,075	JPMorgan Chase Bank NA (Banking) (b)	6.00	7/5/17	1,028
495	JPMorgan Chase Bank NA (Banking)	6.00	10/1/17	464
585	JPMorgan Chase Capital XXV (Banking)	6.80	10/1/37	387
2,275	KFW (Banks)	3.50	3/10/14	2,286
350	Kraft Foods, Inc. (Food)	6.13	2/1/18	351
825	Kraft Foods, Inc. (Food)	6.50	8/11/17	850
425	Lehman Brothers Holdings (Brokerage Services) (a)(c)	4.52	9/15/22	51
115	Lehman Brothers Holdings (Brokerage Services) (c)	5.25	2/6/12	15
325	Lehman Brothers Holdings (Brokerage Services) (c)	5.75	7/18/11	41
615	Lehman Brothers Holdings (Brokerage Services) (c)	6.20	9/26/14	78
825	Lehman Brothers Holdings (Brokerage Services) (c)	6.75	12/28/17	—
210	Lehman Brothers Holdings (Brokerage Services) (c)	7.88	8/15/10	27
730	Lehman Brothers Holdings, Series MTN (Brokerage Services) (c)	5.63	1/24/13	88
400	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	84
108	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	98
950	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	868
880	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	370
500	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	432
325	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	301
2,170	Morgan Stanley (Brokerage Services) (a)	1.65	1/9/12	1,742
2,505	Morgan Stanley (Brokerage Services)	2.25	3/13/12	2,524
200	Morgan Stanley (Brokerage Services)	6.75	4/15/11	200
375	NationsBank Corp. (Banking)	7.80	9/15/16	241
40	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	37
210	News America Holdings (Media)	8.15	10/17/36	202
55	News America Holdings (Media)	8.45	8/1/34	52
225	News America Holdings (Media)	8.50	2/23/25	207
110	News America, Inc. (Media)	7.63	11/30/28	95
1,010	Novartis Securities Investment Ltd. (Pharmaceuticals)	5.13	2/10/19	1,025
150	Ohana Military Communities LLC (Special Purpose) (b)	6.19	4/1/49	117
410	Oracle Corp. (Software)	5.75	4/15/18	428
1,900	Pfizer, Inc. (Pharmaceuticals)	5.35	3/15/15	2,005
450	Philip Morris International, Inc. (Tobacco)	6.88	3/17/14	487
60	Phillips Petroleum Co. (Energy - Exploration & Production)	7.00	3/30/29	60
445	Progressive Corp. (Insurance)	6.70	6/15/37	200
1,325	Shell International Finance (Oil Comp-Exploration)	4.00	3/21/14	1,344
1,400	SLM Corp. (Financial Services) (a)	1.32	7/26/10	994
200	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	198

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$170	TCI Communications, Inc. (Media)	7.88	8/1/13	$172
10	TCI Communications, Inc. (Media)	7.88	2/15/26	9
1,275	Time Warner Cable, Inc. (Media - Cable)	6.20	7/1/13	1,241
115	Time Warner Cos., Inc. (Media)	7.57	2/1/24	106
150	Time Warner Entertainment Co. LP (Multimedia)	8.38	3/15/23	145
300	Time Warner, Inc. (Entertainment)	6.63	5/15/29	253
600	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	318
30	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	31
1,355	UBS AG Stamford CT (Banking)	5.88	12/20/17	1,165
1,000	UBS AG Stamford CT, Series MTN (Banking)	5.75	4/25/18	836
1,475	United Parcel Service, Inc. (Transportation Services)	3.88	4/1/14	1,479
130	United Parcel Service, Inc. (Transportation Services)	6.20	1/15/38	132
150	USB Capital IX (Banking)	6.19	4/15/49	59
1,500	Verizon Communications, Inc. (Wireless Telecommunications Services)	8.75	11/1/18	1,716
425	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	412
450	Verizon Wireless (Wireless Telecommunications Services) (b)	8.50	11/15/18	514
690	Wachovia Bank NA (Banking)	6.60	1/15/38	546
350	Wachovia Corp., Series G, MTN (Banking)	5.50	5/1/13	323
85	WellPoint, Inc. (Medical Services)	5.95	12/15/34	70
550	Wells Fargo & Co., Series K (Banking) Callable 3/15/18 @ 100.00	7.98	2/28/49	259
175	XTO Energy, Inc. (Oil Comp-Exploration)	6.25	8/1/17	171
165	XTO Energy, Inc. (Oil Comp-Exploration)	6.75	8/1/37	150

	Total Corporate Bonds			59,584

	Asset Backed Securities — 4.59%
2,315	American Express Issuance Trust, Series 2008-2, Class A	4.02	1/18/11	2,301
1,800	Chase Issuance Trust, Series 2007-A17, Class A	5.12	10/15/14	1,811
165	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	166
1,582	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2 (a)	0.67	1/25/37	1,009
414	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	0.64	4/25/37	366
1,630	SLM Student Loan Trust, Series 2008-5, Class A2 (a)	2.26	10/25/16	1,587
640	SLM Student Loan Trust, Series 2008-5, Class A3 (a)	2.46	1/25/18	618
1,740	SLM Student Loan Trust, Series 2008-5, Class A4 (a)	2.86	7/25/23	1,649
1,185	USAA Auto Owner Trust, Series 2008-3, Class A3	4.65	10/15/12	1,197
1,600	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,514

	Total Asset Backed Securities			12,218

	Foreign Bonds — 2.82%
875	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	986
380	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	463
350	Bundesrepublik Deutschland (Sovereign)	4.25	7/4/39	496
25	Bundesrepublik Deutschland, Series 2005 (Sovereign)	4.00	1/4/37	34
2,100	Emirate of Abu Dhabi (Sovereign) (b)	5.50	8/2/12	2,226
25	EnCana Holdings Financial Corp. (Energy - Exploration & Production)	5.80	5/1/14	25
225	National Westminster Bank (Banking)	7.38	10/1/09	219
95	Nationwide Building Society (Banking) (b)	4.25	2/1/10	94
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio)	4.62	10/15/18	52
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio)	4.65	7/15/18	53
275	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	271
314	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/10/14	314
157	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	161
225	Teck Cominco Ltd. (Metals)	6.13	10/1/35	110
325	Telecom Italia Capital (Wireless Telecommunications Services)	5.25	10/1/15	274
225	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	233
150	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	157
465	U.K. Treasury (Sovereign)	4.25	12/7/49	649
325	United Mexican States (Sovereign)	6.75	9/27/34	306
90	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	88

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Foreign Bonds (continued)
$290	Vodafone Group PLC (Wireless Telecommunications Services)	7.75	2/15/10	$301

	Total Foreign Bonds			7,512

	U.S. Government Agency Securities — 6.98%
3,125	Fannie Mae	2.00	1/9/12	3,156
2,675	Fannie Mae	2.75	2/5/14	2,714
2,475	Fannie Mae	2.75	3/13/14	2,505
1,975	Fannie Mae	5.38	6/12/17	2,205
3,375	Federal Home Loan Bank	5.38	5/15/19	3,705
1,485	Federal Home Loan Bank	5.63	6/13/16	1,450
1,275	Freddie Mac	5.00	12/14/18	1,231
1,545	Freddie Mac	5.75	6/27/16	1,610

	Total U.S. Government Agency Securities			18,576

	Time Deposits — 4.00%
10,638	Liquidity Management Control System Time Deposit	0.01	4/1/09	10,638

	Total Time Deposits			10,638

	U.S. Treasury Obligations — 3.82%
2,975	U.S. Treasury Bond	3.50	2/15/39	2,940
1,300	U.S. Treasury Bond (d)	8.00	11/15/21	1,924
3,650	U.S. Treasury Bond	8.13	8/15/19	5,292

	Total U.S. Treasury Obligations			10,156

	Total Investments (cost $259,451) — 90.34%			240,410

	Other assets in excess of liabilities — 9.66%			25,708

	Net Assets — 100.00%			$266,118

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009. The maturity date represents actual maturity date.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security in Default
(d)	All or a portion of this security has been pledged as collateral for futures contracts and options on futures held by the Portfolio.

IO	—	Interest Only
MTN	—	Medium Term Note
PO	—	Principal Only
STRIP	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	Security is subject to delayed delivery
ULC	—	Unlimited Liability Company

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Gain/(Loss) (000)
(10)	90Day Euro$ Future	$(2,464)	Jun-10	$(44)
15	Euro-Bond Future	1,866	Jun-09	(1)
80	Long Bond Future	10,376	Jun-09	434
23	Long Gilt Future	2,834	Jun-09	67
34	U.S. Treasury 2 Year Note	7,408	Jun-09	55
181	U.S. Treasury 5 Year Note	21,497	Jun-09	430
(24)	U.S. Treasury 10 Year Note	(2,978)	Jun-09	29

				$970

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date (000)	Value on 3/31/09	Unrealized Gain/(Loss) (000)
	Currencies Sold
861,500	British Sterling Pound	6/10/09	1,205	1,236	(31)
666,500	Euro	5/20/09	858	886	(28)

	Total Currency Sold		$2,063	$2,122	$(59)

	Net Unrealized Gain/(Loss)				$(59)

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligation — 0.24%
$460	WaMu Mortgage Pass-Through Certificates, Series 2004-AR9, Class A7 (a)	4.14	8/25/34	$450

	Total Collateralized Mortgage Obligations			450

	Corporate Bonds — 89.99%
300	AES Corp. (Electric - Generation)	7.75	3/1/14	269
95	AES Corp. (Electric Utilities)	7.75	10/15/15	83
1,960	AES Corp. (Electric Utilities)	8.00	10/15/17	1,681
1,610	AES Corp. (Electric - Generation) (b)	9.75	4/15/16	1,513
295	Affinion Group, Inc. (Commercial Services) Callable Call 10/15/09 @ 105.06	10.13	10/15/13	224
1,895	Allied Waste North America (Commercial Services & Supplies)	6.38	4/15/11	1,876
375	American Tower Corp. (Communications Equipment)	7.00	10/15/17	369
485	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	373
430	AMR Real Estate Finance (Diversified Financial Services) Callable Call 4/23/09 @ 104.06	8.13	6/1/12	366
1,315	Atlas Energy Resources LLC (Oil Comp-Exploration) Callable Call 2/1/13 @ 105.38 (b)	10.75	2/1/18	960
655	Atlas Pipeline Partners LP (Pipelines) Callable Call 6/15/13 @ 104.38	8.75	6/15/18	367
100	Avago Technologies Finance Private Ltd. (Electronics - Semiconductors) Callable Call 5/8/09 @ 101.00(a)	6.76	6/1/13	80
475	Axcan Intermediate Holdings, Inc. (Health Services) Callable Call 3/1/11 @ 106.94	9.25	3/1/15	460
345	Ball Corp. (Packaging)	6.88	12/15/12	348
250	Bausch & Lomb, Inc. (Optical Supplies) Callable Call 11/1/11 @ 104.94 (b)	9.88	11/1/15	199
2,405	Biomet, Inc. (Medical Products) Callable Call 10/15/12 @ 105.00	10.00	10/15/17	2,381
495	Boston Scientific Corp. (Medical Instruments)	6.00	6/15/11	480
395	Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75	7.50	9/15/17	296
270	Case Corp. (Machinery & Equipment)	7.25	1/15/16	197
1,130	Cengage Learn Acquisition, Inc. (Publishing & Printing) Callable Call 7/15/11 @ 105.25 (b)	10.50	1/15/15	579
695	Centex Corp. (Building & Construction)	6.50	5/1/16	535
455	Chart Industries, Inc. (Machinery & Equipment) Callable Call 10/15/10 @ 104.56	9.13	10/15/15	332
40	Chesapeake Energy Corp. (Oil Comp-Exploration) Callable Call 7/15/10 @ 103.13	6.25	1/15/18	31
30	Chesapeake Energy Corp. (Oil Comp-Exploration)	6.50	8/15/17	24
15	Chesapeake Energy Corp. (Oil Comp-Exploration)	7.25	12/15/18	12
385	Chesapeake Energy Corp. (Oil Comp-Exploration) Callable Call 6/15/09 @ 103.75	7.50	6/15/14	347
1,350	Chesapeake Energy Corp. (Oil Comp-Exploration)	7.63	7/15/13	1,242
2,395	Chesapeake Energy Corp. (Oil Comp-Exploration)	9.50	2/15/15	2,329
1,000	CII Carbon LLC (Metals) Callable Call 11/15/11 @ 105.56 (b)	11.13	11/15/15	590
685	Cimarex Energy Co. (Energy - Exploration & Production) Callable Call 5/1/12 @ 103.56	7.13	5/1/17	551
1,040	Citizens Communications (Telecom - Integrated/Svcs)	9.25	5/15/11	1,056
1,275	CMS Energy Corp. (Electric - Integrated)	8.50	4/15/11	1,282
500	Colorado Interstate Gas Co. (Oil & Gas)	6.80	11/15/15	469
1,860	Community Health Systems, Inc. (Health Services) Callable Call 7/15/11 @ 104.44	8.88	7/15/15	1,758
1,225	Constellation Brands, Inc. (Beverages)	8.38	12/15/14	1,231
665	Copano Energy LLC (Oil & Gas) Callable Call 6/1/13 @ 103.88 (b)	7.75	6/1/18	529
665	Copano Energy LLC (Oil & Gas) Callable Call 3/1/11 @ 104.06	8.13	3/1/16	562
1,680	Corrections Corporations of America (Health Services)	7.50	5/1/11	1,684
315	Cricket Communications, Inc. (Telecom - Integrated/Svcs) Callable Call 11/1/10 @ 104.69	9.38	11/1/14	300
470	Cricket Communications, Inc. (Telecom - Integrated/Svcs) Callable Call 7/15/12 @ 105.00 (b)	10.00	7/15/15	452
365	Crown Americas LLC (Containers & Packaging) Callable Call 11/15/09 @ 103.81	7.63	11/15/13	366
375	Crown Americas LLC (Containers & Packaging) Callable Call 11/15/10 @ 103.88	7.75	11/15/15	377
875	Crown Castle International Corp. (Wire & Cable Products) Callable Call 1/15/13 @ 105.62	9.00	1/15/15	877
1,590	Crum & Forster Holding Corp. (P&C - Insurance) Callable Call 5/1/12 @ 103.88	7.75	5/1/17	1,240
455	CSC Holdings, Inc. (Media - Cable)	7.63	7/15/18	410
1,065	CSC Holdings, Inc. (Media - Cable) (b)	8.50	4/15/14	1,049
955	CSC Holdings, Inc. (Media - Cable) Callable Call 6/15/12 @ 104.25 (b)	8.50	6/15/15	934
480	D.R. Horton, Inc. (Building & Construction)	5.25	2/15/15	368
415	D.R. Horton, Inc. (Building & Construction)	6.50	4/15/16	326
578	Del Monte Corp. (Food) Callable Call 5/4/09 @ 102.88	8.63	12/15/12	581
780	DirecTV Holdings/Finance (Media - Cable) Callable Call 5/15/12 @ 103.81	7.63	5/15/16	764
1,560	DirecTV Holdings/Finance (Media - Cable)	8.38	3/15/13	1,578
505	DynCorp International LLC (Electric - Generation) Callable Call 5/8/09 @ 104.75	9.50	2/15/13	476
630	Dynegy Holdings, Inc. (Electric - Generation)	7.50	6/1/15	430
2,485	Dynegy Holdings, Inc. (Electric - Generation)	7.75	6/1/19	1,615
2,225	EchoStar DBS Corp. (Media - Cable)	6.63	10/1/14	1,991
2,975	Edison Mission Energy (Electric - Generation)	7.20	5/15/19	2,068
140	Edison Mission Energy (Electric - Generation)	7.50	6/15/13	111

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,095	El Paso Corp. (Oilfield Services & Equipment)	7.00	6/15/17	$933
1,625	El Paso Corp. MTN (Oilfield Services & Equipment)	8.25	2/15/16	1,519
575	El Paso Natural Gas Co. (Oilfield Services & Equipment)	7.25	6/1/18	489
135	El Paso Natural Gas Co. (Oilfield Services & Equipment)	8.63	1/15/22	130
175	Elan Finance PLC/Elan Finance Corp. (Pharmaceuticals) Callable Call 12/1/10 @ 104.44	8.88	12/1/13	140
2,660	Energy Future Holdings Corp. (Electric - Integrated) Callable Call 11/1/12 @ 105.44	10.88	11/1/17	1,716
545	Energy Transfer Partners LP (Gas - Distribution)	9.70	3/15/19	579
280	Enterprise Products Operation (Oil & Gas) Callable Call 1/15/18 @ 100.00	7.03	1/15/68	175
580	Expedia, Inc. (Internet Services) Callable Call 7/1/12 @ 104.25 (b)	8.50	7/1/16	493
200	FairPoint Communications, Inc. (Communications Technology) Callable Call 4/1/13 @ 106.56	13.13	4/1/18	38
995	FireKeepers Development Authority (Special Purpose) Callable Call 5/1/12 @ 110.50 (b)	13.88	5/1/15	607
2,690	FMG Finance Property Ltd. (Metals/Mining ex Steel) (b)	10.63	9/1/16	2,260
455	Forest Oil Corp. (Oil Comp-Exploration) Callable Call 6/15/12 @ 103.63	7.25	6/15/19	359
780	Forest Oil Corp. (Oil Comp-Exploration) Callable Call 6/15/12 @ 103.63 (b)	7.25	6/15/19	616
755	Forest Oil Corp. (Oil Comp-Exploration) (b)	8.50	2/15/14	700
625	Freeport-McMoRan C & G (Metals/Mining ex Steel) (a)	7.08	4/1/15	514
1,525	Freeport-McMoRan C & G (Metals/Mining ex Steel)	8.25	4/1/15	1,460
1,110	Freeport-McMoRan C & G (Metals/Mining ex Steel)	8.38	4/1/17	1,038
695	Fresenius US Finance II, Inc. (Special Purpose) (b)	9.00	7/15/15	723
130	Frontier Oil Corp. (Oil Refining & Marketing) Callable Call 9/15/12 @ 104.25	8.50	9/15/16	128
485	General Cable Corp. (Building Materials) Callable Call 4/1/09 @ 102.00(a)	3.81	4/1/15	343
85	General Cable Corp. (Building Materials) Callable Call 4/1/12 @ 103.56	7.13	4/1/17	70
1,685	Georgia-Pacific LLC (Paper & Related Products)	8.13	5/15/11	1,674
1,375	Georgia-Pacific LLC (Paper & Related Products)	9.50	12/1/11	1,373
610	HCA, Inc. (Health Services) Callable Call 11/15/10 @ 104.56	9.13	11/15/14	573
3,520	HCA, Inc. (Health Services) Callable Call 11/15/11 @ 104.63	9.25	11/15/16	3,203
1,150	HCA, Inc. (Health Services) Callable Call 2/15/13 @ 104.94 (b)	9.88	2/15/17	1,087
895	Health Management Associates, Inc. (Health Care)	6.13	4/15/16	732
1,795	Hertz Corp. (Support - Services) Callable Call 1/1/10 @ 104.44	8.88	1/1/14	1,088
950	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable Call 5/8/09 @ 103.56	7.13	11/1/13	767
1,190	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	869
1,365	Icahn Enterprises L.P. (Financial Services) Callable Call 4/23/09 @ 103.56	7.13	2/15/13	1,085
575	Inergy LP/Inergy Finance (Gas - Distribution) Callable Call 3/1/11 @ 104.13	8.25	3/1/16	546
400	Inergy LP/Inergy Finance (Gas - Distribution) Callable Call 3/1/13 @ 104.38 (b)	8.75	3/1/15	386
780	Ingersoll-Rand Global Holding Co. Ltd. (Manufacturing)	9.50	4/15/14	780
2,165	Inmarsat Finance II PLC (Satellite Telecommunications) Callable Call 5/8/09 @ 105.19	10.38	11/15/12	2,219
475	Inmarsat Finance PLC (Satellite Telecommunications) Callable Call 5/8/09 @ 102.54	7.63	6/30/12	461
385	Intelsat Corp. (Satellite Telecommunications) Callable Call 8/15/09 @ 104.63 (b)	9.25	8/15/14	362
360	Intelsat Corp. (Satellite Telecommunications) Callable Call 6/15/11 @ 104.63 (b)	9.25	6/15/16	333
1,090	Intelsat Jackson Holdings Ltd. (Satellite Telecommunications) Callable Call 6/15/11 @ 104.75 (b)	9.50	6/15/16	1,025
1,570	Intelsat Subsidiary Holding Co. Ltd. (Satellite Telecommunications) Callable Call 5/8/09 @ 104.25 (b)	8.50	1/15/13	1,480
235	Intelsat Subsidiary Holding Co. Ltd., Series B (Satellite Telecommunications) Callable Call 1/15/10 @ 104.44 (b)	8.88	1/15/15	218
1	Ion Media Networks, Inc. (Media)	11.00	7/31/13	—
6	Ion Media Networks, Inc. (Media)	11.00	7/31/13	—
405	IPALCO Enterprises, Inc. (Electric - Generation) (b)	7.25	4/1/16	358
300	Iron Mountain, Inc. (Commercial Services) Callable Call 5/8/09 @ 102.58	7.75	1/15/15	296
1,285	Iron Mountain, Inc. (Commercial Services) Callable Call 5/8/09 @ 101.44	8.63	4/1/13	1,285
750	Jabil Circuit, Inc. (Electronics)	8.25	3/15/18	559
239	K Hovnanian Enterprises, Inc. (Building & Construction) Callable Call 11/1/10 @ 102.00	11.50	5/1/13	166
1,145	Kansas City Southern Mexico (Railroads) Callable Call 4/1/13 @ 106.25 (b)	12.50	4/1/16	1,093
1,800	Kinder Morgan Energy Partners LP (Oil & Gas)	9.00	2/1/19	1,924
1,140	Kinder Morgan Finance Co. (Oil & Gas)	5.70	1/5/16	958
450	Knight, Inc. (Oil & Gas)	6.50	9/1/12	420
1,970	L-3 Communications Corp. (Electronic Equipment & Instruments) Callable Call 5/8/09 @ 102.54	7.63	6/15/12	1,977
900	L-3 Communications Corp., Series B (Electronic Equipment & Instruments) Callable Call 10/15/10 @ 103.19	6.38	10/15/15	848
1,230	Lamar Media Corp. (Advertising/Marketing) (b)	9.75	4/1/14	1,198
1,035	Lender Process Services, Inc. (Diversified Financial Services) Callable Call 7/1/11 @ 106.09	8.13	7/1/16	1,027
1,925	Leucadia National Corp. (Diversified Capital Goods) Callable Call 3/15/12 @ 103.56	7.13	3/15/17	1,319
480	Leucadia National Corp. (Diversified Capital Goods)	8.13	9/15/15	380
1,580	Level 3 Financing, Inc. (Telecommunications Services) Callable Call 2/15/12 @ 104.38	8.75	2/15/17	1,011
460	Level 3 Financing, Inc. (Telecommunications Services)	12.25	3/15/13	345

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$845	Linn Energy LLC (Oil Comp-Exploration) Callable Call 7/1/13 @ 104.94 (b)	9.88	7/1/18	$693
320	Local Insight Regatta Holdings, Inc. (Publishing & Printing) Callable Call 12/1/12 @ 105.50	11.00	12/1/17	74
460	Mariner Energy, Inc. (Energy - Exploration & Production) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	304
285	MarkWest Energy Partners LP, Series B (Gas - Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	204
2,130	MarkWest Energy Partners LP, Series B (Gas - Distribution) Callable Call 4/15/13 @ 104.38	8.75	4/15/18	1,486
1,880	Mediacom Broadband LLC/CRP (Media - Cable)	8.50	10/15/15	1,692
520	Mediacom LLC/Cap Corp. (Media - Cable)	9.50	1/15/13	486
785	MetroPCS Wireless, Inc. (Telecommunications Services) Callable Call 11/1/10 @ 104.63	9.25	11/1/14	761
870	MetroPCS Wireless, Inc. (Telecommunications Services) Callable Call 11/1/10 @ 104.63 (b)	9.25	11/1/14	840
2,025	Mirant Americas Generation, Inc. (Electric - Integrated)	8.30	5/1/11	1,964
447	Mirant Mid-Atlantic LLC, Series B (Electric - Integrated)	9.13	6/30/17	414
560	Mirant Mid-Atlantic LLC, Series C (Electric - Integrated)	10.06	12/30/28	532
725	Mirant North America LLC (Electric Utilities) Callable Call 12/31/09 @ 103.69	7.38	12/31/13	656
230	Moog, Inc. (Aerospace/Defense) Callable Call 6/15/13 @ 103.63 (b)	7.25	6/15/18	212
595	Mosaic Co. (Chemicals) (b)	7.38	12/1/14	583
250	Mosaic Co. (Chemicals) (b)	7.63	12/1/16	245
365	Newfield Exploration Co. (Energy - Exploration & Production)	6.63	4/15/16	327
380	Newfield Exploration Co. (Energy - Exploration & Production) Callable Call 5/15/13 @ 103.56	7.13	5/15/18	336
1,070	Nielsen Finance LLC/Nielsen Finance Co. (Publishing & Printing) Callable Call 8/1/10 @ 105.00	10.00	8/1/14	920
530	Nisource Finance Corp. (Electric - Integrated)	10.75	3/15/16	537
745	Nortek, Inc. (Building Products) Callable Call 6/1/11 @ 105.00	10.00	12/1/13	311
4,240	NRG Energy, Inc. (Electric - Generation)	7.38	2/1/16	3,944
1,390	NRG Energy, Inc. (Electric - Generation)	7.38	1/15/17	1,293
200	NSG Holdings LLC/NSG Holding (Electric - Generation) (b)	7.75	12/15/25	158
805	NTL Cable PLC (Media - Cable)	8.75	4/15/14	761
165	Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	152
860	Omega Health Care Investors (Health Services)	7.00	1/15/16	770
255	Omnicare, Inc. (Health Care Providers & Services) Callable Call 5/8/09 @ 103.06	6.13	6/1/13	229
300	Omnicare, Inc. (Health Care Providers & Services) Callable Call 12/15/09 @ 103.38	6.75	12/15/13	272
375	Orion Power Holdings, Inc. (Electric - Generation)	12.00	5/1/10	387
980	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	985
1,630	Peabody Energy Corp. (Coal)	7.38	11/1/16	1,614
300	Penn National Gaming, Inc. (Gaming) Callable Call 3/1/10 @ 103.38	6.75	3/1/15	255
950	Petrohawk Energy Corp. (Energy - Exploration & Production) Callable Call 6/1/12 @ 103.94 (b)	7.88	6/1/15	836
305	Petrohawk Energy Corp. (Energy - Exploration & Production)	9.13	7/15/13	293
785	Pioneer Natural Resource Co. (Oil Comp-Exploration)	6.65	3/15/17	595
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 103.81	7.63	6/1/18	405
250	Psychiatric Solutions, Inc. (Health Care) Callable Call 7/15/10 @ 103.88	7.75	7/15/15	226
235	Pulte Homes, Inc. (Building & Construction)	5.25	1/15/14	197
700	Quebecor Media, Inc. (Media) Callable Call 3/15/11 @ 103.88	7.75	3/15/16	532
590	Quicksilver Resources, Inc. (Oil Comp-Exploration) Callable Call 4/1/11 @ 103.56	7.13	4/1/16	280
1,180	Qwest Capital Funding, Inc. (Diversified Telecommunications Services)	7.00	8/3/09	1,177
1,755	Qwest Communications International (Telecom - Integrated/Svcs)	7.25	2/15/11	1,694
610	Rainbow National Services LLC (Media) Callable Call 5/4/09 @ 104.38 (b)	8.75	9/1/12	610
225	Rainbow National Services LLC (Media) Callable Call 9/1/09 @ 105.19 (b)	10.38	9/1/14	230
600	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/1/13 @ 103.63	7.25	5/1/18	537
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/15/11 @ 103.75	7.50	5/15/16	258
2,130	Reliant Energy, Inc. (Electric Utilities) Callable Call 12/15/09 @ 103.38	6.75	12/15/14	1,960
370	Rock-Tenn Co. (Paper & Related Products) Callable Call 3/15/12 @ 104.63	9.25	3/15/16	369
1,635	RSC Equipment Rental, Inc. (Automotive Rental) Callable Call 12/1/10 @ 104.75	9.50	12/1/14	801
200	Sabine Pass LNG LP (Gas - Distribution)	7.25	11/30/13	141
500	Sabine Pass LNG LP (Gas - Distribution)	7.50	11/30/16	335
1,200	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 104.00 (b)	8.00	6/1/18	882
175	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable Call 4/1/11 @ 104.31	8.63	4/1/15	114
405	Scientific Games Corp. (Hotels, Restaurants & Leisure) Callable Call 6/15/12 @ 103.94 (b)	7.88	6/15/16	350
465	Seitel, Inc. (Investments & Misc Financial Svcs) Callable Call 2/15/11 @ 104.88	9.75	2/15/14	206
350	Silgan Holdings, Inc. (Containers & Packaging) Callable Call 5/8/09 @ 103.38	6.75	11/15/13	329
1,243	Sithe/ Independence Funding Corp., Series A (Electric - Generation)	9.00	12/30/13	1,141
800	SLM Corp. (Consumer Finance)	5.13	8/27/12	431
480	SLM Corp. (Consumer Finance)	8.45	6/15/18	259
1,580	Smithfield Foods, Inc. (Food Wholesale)	7.75	7/1/17	980
760	Smithfield Foods, Inc., Series B (Food Wholesale)	7.00	8/1/11	585
35	Smithfield Foods, Inc., Series B (Food Wholesale)	7.75	5/15/13	23

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,610	Sprint Capital Corp. (Telecommunications)	6.90	5/1/19	$1,135
1,160	Sprint Capital Corp. (Telecommunications)	7.63	1/30/11	1,073
620	Sprint Capital Corp. (Telecommunications)	8.38	3/15/12	558
915	Sprint Capital Corp. (Telecommunications)	8.75	3/15/32	613
880	Sprint Nextel Corp. (Telecom - Integrated/Svcs) (a)	1.63	6/28/10	814
585	Sprint Nextel Corp. (Telecom - Integrated/Svcs)	6.00	12/1/16	418
1,915	Stater Brothers Holdings (Food & Staples Retailing) Callable Call 4/15/11 @ 103.88	7.75	4/15/15	1,838
2,165	Steel Dynamics, Inc. (Steel) Callable Call 4/15/12 @ 103.88 (b)	7.75	4/15/16	1,483
1,755	Sungard Data Systems, Inc. (Computer Services) Callable Call 8/15/09 @ 104.56	9.13	8/15/13	1,527
2,945	Sunoco, Inc. (Oil Refining & Marketing)	9.63	4/15/15	3,032
125	Swift Energy Co. (Energy - Exploration & Production) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	73
1,145	Targa Resources Partners LP (Oil & Gas) Callable Call 7/1/12 @ 104.13 (b)	8.25	7/1/16	830
1,115	Telecordia Technologies (Telecom - Integrated/Svcs) Callable Call 5/8/09 @ 102.00 (a)(b)	4.84	7/15/12	608
525	Tennessee Gas Pipeline Co. (Gas - Distribution)	7.50	4/1/17	506
265	Tennessee Gas Pipeline Co. (Gas - Distribution) (b)	8.00	2/1/16	265
1,115	Terex Corp. (Machinery) Callable Call 11/15/12 @ 104.00	8.00	11/15/17	903
1,060	Tesoro Corp. (Oil Refining & Marketing) Callable Call 11/1/10 @ 103.31	6.63	11/1/15	837
1,940	Texas Competitive Electric Holdings Co. LLC, Series A (Electric - Integrated) Callable Call 11/1/11 @ 105.13	10.25	11/1/15	970
645	Texas Competitive Electric Holdings Co. LLC, Series B (Electric - Integrated) Callable Call 11/1/11 @ 105.13	10.25	11/1/15	323
1,105	Texas Industries, Inc. (Building Products) Callable Call 7/15/09 @ 103.63 (b)	7.25	7/15/13	834
760	Time Warner Cable, Inc. (Media - Cable)	8.25	4/1/19	781
685	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	639
1,730	Tyson Foods, Inc. (Food) (b)	10.50	3/1/14	1,765
1,380	United Rentals North America, Inc. (Commercial Services & Supplies)	6.50	2/15/12	1,104
120	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/09 @ 102.00(a)	5.94	6/1/15	87
1,265	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/11 @ 104.25	8.50	6/1/15	1,126
540	US Oncology, Inc. (Health Care Providers & Services) Callable Call 5/8/09 @ 104.50	9.00	8/15/12	524
815	Valero Energy Corp. (Oil Refining & Marketing)	9.38	3/15/19	841
600	Videotron Ltd. (Broadcasting & Cable TV) Callable Call 4/15/13 @ 104.56 (b)	9.13	4/15/18	610
1,265	Virgin Media Finance PLC (Telecom - Integrated/Svcs) Callable Call 8/15/11 @ 104.56	9.13	8/15/16	1,176
1,245	West Corp. (Telecommunications Services) Callable Call 10/15/10 @ 104.75	9.50	10/15/14	867
1,385	Williams Partners LP/WIL (Gas - Distribution)	7.25	2/1/17	1,177
1,250	Wind Acquisition Financial (Telecom - Integrated/Svcs) Callable Call 12/1/10 @ 105.38 (b)	10.75	12/1/15	1,237
1,560	Windstream Corp. (Telecom - Integrated/Svcs)	8.63	8/1/16	1,533
1,900	Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	1,434

	Total Corporate Bonds			169,147

	Time Deposits — 6.14%
336	Liquidity Management Control System Time Deposit	0.01	4/1/09	336
11,206	Liquidity Management Control System Time Deposit	0.01	4/1/09	11,206

	Total Time Deposits			11,542

	Foreign Bonds — 2.18%
1,020	CIE General de Geophysique (Oil Equipment)	7.50	5/15/15	806
290	CIE General de Geophysique (Oil Equipment)	7.75	5/15/17	222
440	Flextronics International Ltd. (Electronics)	6.50	5/15/13	391
2,060	Kabel Deutschland GmbH (Media - Cable)	10.63	7/1/14	2,080
400	Nordic Telephone Co. Holdings (Telecommunications Services) (b)	8.88	5/1/16	374
305	Quebecor Media, Inc. (Media)	7.75	3/15/16	232

	Total Foreign Bonds			4,105

	Common/Preferred Stocks and Rights — 0.02%
32,250	Adelphia restructure Rights to Time Warner Cable, Inc., Class A Stock (Media) (c)(d)			32
3	Ion Media Networks, Inc. (Broadcasting) (c)			—

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Common/Preferred Stocks and Rights (continued)
2	Ion Media Networks, Inc. (Broadcasting) (c)			$—

	Total Common/Preferred Stocks and Rights			32

	Yankee Dollars — 0.09%
190	Fairfax Financial Holdings Ltd. (P&C - Insurance)	7.38	4/15/18	167

	Total Yankee Dollars			167

	Total Investments (cost $200,470) — 98.66%			185,443

	Other assets in excess of liabilities — 1.34%			2,510

	Net Assets — 100.00%			$187,953

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009. The maturity date represents actual maturity date.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Escrow Security due to bankruptcy.
(d)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

MTN	—	Medium Term Note

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 94.38%
	Alabama — 6.75%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25	3/1/13	$1,086
1,000	Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 5/6/09 @ 101.5	5.25	11/1/11	1,018

				2,104

	Arizona — 3.36%
1,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,048

	California — 2.60%
765	California State, GO	5.00	4/1/15	810

	Florida — 10.30%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,296
735	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	802
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,112

				3,210

	Idaho — 3.61%
1,105	Idaho State Building Authority Building Revenue, Capitol Project (FGIC)	5.00	9/1/09	1,124

	Illinois — 14.40%
1,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,099
1,175	Cook County Illinois High School District No. 201 J Sterling Morton Township, GO, Zero Coupon, ETM (FGIC) (a)	2.78	12/1/09	1,167
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,113
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,109

				4,488

	Indiana — 6.31%
1,015	East Porter County School Building Corporation Revenue (MBIA)	5.00	1/15/10	1,040
920	Indiana University Student Fee Revenue, Series L, Callable 5/6/09 @ 101	5.00	8/1/09	926

				1,966

	Iowa — 4.09%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100	5.25	8/1/13	1,275

	Massachusetts — 6.24%
2,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2, Zero Coupon (a)	3.53	8/1/10	1,947

	Michigan — 6.41%
650	Hamilton Michigan Community School District, GO (FSA Q-SBLF)	5.00	5/1/12	720
1,200	Michigan State Building Authority Revenue, State Police Communications - III	5.50	10/1/10	1,279

				1,999

	Nevada — 3.47%
1,000	Nevada State Colorado River Community, Series I, GO (FSA)	5.00	9/15/11	1,081

	New York — 3.51%
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (MBIA)	5.25	10/1/11	1,093

	Ohio — 10.20%
1,000	Cleveland Ohio Airport Systems Revenue, Series A, Prerefunded 1/1/10 @ 101 (FSA)	5.25	1/1/16	1,045
1,000	Ohio State Higher Education, Capital Facilities, Series B, GO, Prerefunded 5/1/10 @ 100	5.63	5/1/15	1,055

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$1,000	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	$1,077

				3,177

	Tennessee — 3.51%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,094

	Texas — 2.67%
745	College Station Texas, GO	5.00	2/15/16	833

	Utah — 3.51%
1,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100	5.00	8/1/13	1,094

	Washington — 3.44%
1,000	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100 (MBIA)	5.00	1/1/14	1,072

	Total Municipal Bonds			29,414

	Money Market Mutual Funds — 7.61%
2,371,654	SSgA Tax Free Money Market (b)	0.48		2,372

	Total Money Market Mutual Funds			2,372

	Total Investments (cost $30,909) — 101.99%			31,786

	Liabilities in excess of other assets — (1.99)%			(621)

	Net Assets — 100.00%			$31,165

(a)	Rate disclosed represents effective yield at purchase.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009. The maturity date represents actual maturity date.

ETM	—	Escrowed to Maturity
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Association
Q-SBLF	—	Qualified School Bond Loan Fund
XLCA	—	XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 90.06%
	Alabama — 0.19%
$430	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC: Colonial Bank-Direct Pay/Federal Home Loan Bank-Standby)	5.00	3/1/14	$431
500	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	504

				935

	Alaska — 0.08%
400	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	400

	Arizona — 3.15%
300	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	312
9,500	Arizona Health Facilities Authority Revenue, Banner Health, Series B (a)	1.77	1/1/37	4,200
2,510	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,597
100	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	101
345	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	355
365	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	384
380	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	406
395	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	425
250	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	271
335	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	365
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	272
470	Pinal County Arizona Individual Development Authority Correctional Facilities, Florence West Prison, Series A (ACA)	3.88	10/1/09	468
145	Pinal County Arizona Certificates of Participation	4.00	12/1/10	149
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,043
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,609
330	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	329

				15,286

	Arkansas — 1.36%
135	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	138
860	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	881
530	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	542
620	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	563
500	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	527
95	Jefferson County Arkansas Health Care & Residential Facilities Board, Single Family Revenue, ETM (FSA)	7.40	12/1/10	100
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	523
1,025	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,026
175	Springdale Arkansas Sales & Use Tax Revenue (MBIA)	4.00	7/1/16	178
—	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B (Private/Verex MTGS)	7.75	9/1/11	—
1,295	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	1,285
55	Union County Arkansas Residential Housing Facilities Board Revenue, ETM (FHA/VA MTGS)	7.88	10/1/10	58
505	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	499
280	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	279

				6,599

	California — 8.54%
500	ABAG Finance Authority for Non-Profit Corporations California Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	500
800	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	801
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	939
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,002
4,400	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,400
100	California State, GO	6.75	8/1/10	106
250	California State, GO	6.30	9/1/11	272
5,000	California State, GO, Callable 4/1/19 @ 100	5.50	4/1/21	5,147
5,000	California State, GO	5.00	8/1/21	4,945
1,000	California State, GO	5.00	8/1/22	972
250	California State, GO	5.00	11/1/22	243
170	California State, Water Residential Development	5.10	3/1/10	170
195	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	173

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$1,020	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	$1,038
40	Colton California Redevelopment Agency, ETM (MGIC)	7.25	8/1/11	43
5,415	Contra Costa California Home Mortgage Finance Authority, ETM (MBIA)	4.82	9/1/17	3,114
30	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	30
40	Emeryville California Redevelopment Agency, ETM	7.50	9/1/11	43
5,000	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100	4.50	6/1/27	3,675
3,260	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	3,037
1,900	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	2.24	11/15/25	855
2,100	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	2.26	11/15/26	914
3,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	2.28	11/15/27	1,274
1,405	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,260
50	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	55
10	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM (FNMA/FHA/VA MTGS)	7.75	10/1/11	11
190	Sacramento California Municipal Utilities District Electricity Revenue, Series B, ETM	6.13	6/1/11	196
10	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	11
45	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM (FHA/VA/Private MTGS)	7.13	1/1/11	49
2,305	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,242
110	Turlock California Public Financing Authority	5.25	9/1/15	103
760	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	805

				41,425

	Colorado — 2.41%
65	Arvada Colorado Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank N.A.) (b)	5.60	12/1/12	66
120	Arvada Colorado Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank N.A.) (b)	5.80	12/1/17	113
1,070	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,157
2,355	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,429
1,500	Colorado Housing Finance Authority Single Family Mortgage Revenue, Series A-5, Class III	5.00	11/1/34	1,487
15	Colorado Housing Financial Authority	6.50	5/1/16	15
15	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	15
75	Colorado Housing Financial Authority, AMT	6.40	11/1/24	75
20	Colorado Housing Financial Authority	6.55	5/1/25	20
750	E-470 Business Metropolitan District Colorado, Prerefunded 12/1/09 @ 100 (ACA)	5.13	12/1/17	771
3,515	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,566
35	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	36
1,750	Interlocken Metropolitan District Colorado, Series A (RADIAN)	5.75	12/15/11	1,762
161	University of Colorado Registrants Participation Institutes	6.00	12/1/13	171

				11,683

	Connecticut — 0.52%
740	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	729
2,040	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	1,815

				2,544

	Delaware — 2.03%
575	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	575
60	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	53
3,345	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (FSA)	5.80	7/1/35	3,357
5,000	Delaware State, Series B, GO	5.00	1/1/17	5,776
80	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	85

				9,846

	District of Columbia — 1.03%
1,910	District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,711
745	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	749
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100	5.00	12/1/22	2,101

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	District of Columbia (continued)
$215	District of Columbia Revenue, American Association of Advancement of Science (AMBAC)	5.25	1/1/16	$206
220	District of Columbia, Series B (FSA)	5.50	6/1/14	223

				4,990

	Florida — 5.94%
1,150	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,140
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,346
995	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/1/12 @ 102 (c)	8.95	10/1/33	1,228
55	Collier County Florida Health Facilities Authority Revenue, Moorings, Inc. Project, Series B, ETM, Callable 5/6/09 @ 100	10.75	12/1/11	65
1,295	Crossings at Fleming Island Community Development District, Florida Utility Revenue, Prerefunded 10/1/09 @ 102	6.75	10/1/25	1,360
2,160	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,002
155	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	144
1,695	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,677
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (FSA)	5.00	10/1/14	2,523
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (FSA)	5.00	10/1/15	3,175
630	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	626
105	Jacksonville Florida Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	107
1,290	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,280
50	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	59
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,126
64	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	72
500	Miami-Dade County Florida Special Obligation (MBIA)	1.84	10/1/35	393
3,940	Oakstead Florida Community Development District Capital Improvement Revenue, Series A, Prerefunded 5/1/12 @ 101	6.88	5/1/33	4,577
1,370	Okaloosa County Florida, Water and Sewer Revenue (FSA)	4.50	7/1/25	1,267
50	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	50
700	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D (MBIA)	5.75	10/1/13	712
750	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	754
115	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	136
1,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,156
65	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65
1,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	807

				28,847

	Georgia — 0.54%
5	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5
100	Savannah Georgia Economic Development Authority	6.20	10/1/09	100
200	Savannah Georgia Economic Development Authority	6.50	10/1/13	210
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,326

				2,641

	Hawaii — 0.19%
640	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	645
265	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	267

				912

	Idaho — 1.51%
360	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	319
100	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	85
20	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	20
1,625	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,368
1,810	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,768
1,545	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,328
2,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series H-CL, Class III, AMT	5.00	1/1/28	1,877
5	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.25	7/1/11	5
20	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.10	7/1/12	20
See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Idaho (continued)
$555	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	$557

				7,347

	Illinois — 5.67%
310	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	332
2,000	Bartlett Illinois Tax Increment Revenue, Senior Lien Quarry Redevelopment Project	5.60	1/1/23	1,519
540	Bolingbrook Illinois Sales Tax Revenue	5.75	1/1/15	435
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	558
2,970	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,357
40	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40
40	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	41
55	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	56
55	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	56
475	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	491
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	494
983	Cortland Illinois Special Tax Revenue, Sheaffer Systems Project (b)	5.50	3/1/17	700
3,586	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,424
2,380	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,387
35	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	35
930	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	784
310	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	302
2,125	Illinois Educational Facilities Authority Revenue	7.58	7/1/14	1,575
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	386
1,250	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,060
900	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	855
100	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100
645	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	638
1,640	Lake County Illinois Community School District (FSA)	4.63	12/1/17	1,185
90	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	111
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	223
2,746	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	1,794
325	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	351
815	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	815
420	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	420
1,875	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,898
350	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	368
1,353	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,046
445	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	460
220	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	209

				27,505

	Indiana — 2.42%
40	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	40
1,170	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,178
1,440	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,427
550	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	531
110	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	111
230	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230
385	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	388
600	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	432
2,500	IPS Multi-School Building Corp. Indiana (FSA)	4.50	1/15/31	2,219
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,378
1,735	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,526
125	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	127
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,161

				11,748

	Iowa — 1.08%
965	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	1,012
1,115	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,160

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Iowa (continued)
$500	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	$503
1,775	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,527
1,400	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,041

				5,243

	Kentucky — 1.01%
300	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project (MBIA)	5.13	8/1/18	301
115	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	118
140	Louisville Kentucky Water Revenue, ETM	6.13	11/15/13	152
4,210	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,310

				4,881

	Louisiana — 2.89%
500	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	533
1,050	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,052
1,155	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,155
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	320
950	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,045
930	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	944
10,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA) (a)	1.53	2/15/36	5,759
80	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	81
2,911	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,147

				14,036

	Maine — 0.04%
175	Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	174
35	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	35

				209

	Maryland — 0.39%
70	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	70
750	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	676
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,143
10	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, SUB, AMT (FNMA/GNMA/FHLMC)	5.89	8/1/32	10

				1,899

	Massachusetts — 1.58%
95	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	99
335	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	399
2,500	Massachusetts State Health & Educational Facilities Authority Revenue, Civic Investments, Series A, Prerefunded 12/15/12 @ 102 (GTY AGMT)	9.00	12/15/15	3,003
2,670	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	2,799
530	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	465
25	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25
395	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	397
500	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	500

				7,687

	Michigan — 1.70%
210	Grand Rapids Charter Township Michigan	5.20	7/1/14	188
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,521
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	298
250	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	255
2,715	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,912
1,275	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,426

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$220	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	$232
60	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals, ETM	7.13	5/1/09	60
775	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	774
540	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	502
70	Saginaw Michigan Hospital Finance Authority, ETM	7.50	11/1/10	72

				8,240

	Minnesota — 0.17%
100	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	106
60	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	65
640	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA) (b)	7.00	12/1/11	640

				811

	Mississippi — 0.41%
45	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	44
980	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	812
700	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	701
505	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	428

				1,985

	Missouri — 3.04%
40	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	41
545	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	568
650	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	677
230	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (Direct Pay LOC: Bank of America)	4.90	9/1/10	231
250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	245
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100	5.25	5/1/21	5,551
5,005	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	4,942
195	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	180
360	St. Charles County Missouri Health Care, AMT (Direct Pay LOC: U.S. Bank)	5.40	11/15/16	358
885	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	841
1,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	937
100	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	94
75	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	70

				14,735

	Montana — 0.28%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,366

	Nebraska — 0.71%
390	Clay County Nebraska, AMT (Direct Pay LOC: U.S. Bank)	5.25	3/15/14	388
905	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	906
40	Fillmore County Nebraska Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank)	5.00	12/1/11	40
50	Fillmore County Nebraska Industrial Development Revenue, AMT (Direct Pay LOC: U.S. Bank)	5.20	12/1/13	49
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	274
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	428
1,030	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	720
1,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	625

				3,430

	Nevada — 0.11%
20	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	20
445	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (Direct Pay LOC: U.S. Bank N.A.)	5.20	10/1/18	447
5	Nevada Housing Division, Single Family Mortgage (FHA/VA/ Private MTGS)	5.45	4/1/10	5
10	Nevada Housing Division, Single Family Mortgage (FHA/VA MTGS)	4.95	4/1/12	10
35	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35

				517

	New Hampshire — 0.12%
500	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	471

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New Hampshire (continued)
$120	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	$118

				589

	New Jersey — 3.60%
75	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	76
80	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	83
80	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	87
85	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	95
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	102
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	102
95	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	109
100	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	115
105	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	121
105	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	121
110	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	127
115	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	132
120	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	137
125	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	141
130	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	146
135	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	150
140	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	154
145	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	158
150	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	163
160	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	172
170	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	181
175	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	185
185	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	194
10	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	10
719	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/20	743
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,034
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,699
200	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	200
50	Gloucester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50
875	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	892
135	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	141
1,500	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,400
500	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	598
5	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	5
305	New Jersey State Housing & Mortgage Finance Agency Revenue, AMT (MBIA)	5.40	10/1/20	306
145	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	157
175	Passaic County New Jersey, GO (FSA)	5.00	9/15/12	176

				17,462

	New Mexico — 0.27%
1,300	Bernalillo County New Mexico Gross Receipts Tax Revenue (AMBAC)	4.00	6/15/14	1,309

	New York — 3.89%
125	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (Direct Pay LOC: KeyBank N.A.)	5.20	12/1/13	123
110	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (Direct Pay LOC: KeyBank N.A.)	5.40	12/1/18	104
335	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (Direct Pay LOC: KeyBank N.A.)	5.50	12/1/28	277
315	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	310
185	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	177
105	Capital District Youth Center New York (LOC: Keybank N.A. - Annual Evergreen)	6.00	2/1/17	105
895	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	938
900	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/18	960
760	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/20	793
765	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/21	790

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$500	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	$526
760	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	803
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,478
715	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center (SONYMA)	5.63	7/1/22	720
75	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	75
3,670	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,741
895	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	929
435	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	457
1,590	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,516
2,200	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A, AMT (FNMA)	4.50	11/15/27	1,890
300	New York State Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded 4/1/09 @ 101 (AMBAC)	5.13	4/1/12	303
245	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	248
200	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	200
100	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	101
85	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	85
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	208
40	Triborough Bridge & Tunnel Authority New York, Convention Center Project, Series E	7.25	1/1/10	41

				18,898

	North Carolina — 0.48%
10	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens, Prerefunded 11/1/09 @ 100	10.50	5/1/11	10
1,125	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,288
990	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	928
90	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	89

				2,315

	North Dakota — 0.74%
1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,253
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,652
110	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	111
110	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	111
190	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	192
180	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	182
75	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	76

				3,577

	Ohio — 2.50%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	977
500	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	478
55	Hancock County Ohio, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT (FHLB)	5.05	1/1/10	54
575	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	597
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,108
150	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	150
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	517
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,604
250	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	255
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	574
15	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	15
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	212
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	230
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	443

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$2,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (GIC)	4.25	5/1/10	$2,010
1,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	894

				12,118

	Oklahoma — 0.47%
375	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	391
75	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	75
1,900	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,820

				2,286

	Pennsylvania — 15.70%
260	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	260
125	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM (AMBAC)	5.50	8/15/10	127
1,410	Allegheny County Pennsylvania Hospital Development Authority Revenue, Series B, Prerefunded 11/15/10 @ 102	9.25	11/15/15	1,571
5,750	Allegheny County Pennsylvania Hospital Development Authority Revenue, UPMC, Series A-1, Callable 2/1/13 @ 100 (a)	1.60	2/1/37	2,872
20	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	21
110	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	110
1,435	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,407
25	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	26
90	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	90
150	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	145
1,420	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,269
395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	349
70	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70
95	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95
1,300	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,088
1,255	Chester Pennsylvania Guaranteed Host Community Revenue, Series B (ACA)	5.80	12/1/13	1,173
1,525	Chester Upland School District Pennsylvania	4.00	5/15/11	1,561
1,240	Chester Upland School District Pennsylvania	4.20	5/15/13	1,263
1,065	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,148
1,405	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,494
125	Claysburg Kimmel Pennsylvania School District (FGIC)	3.38	1/15/13	127
135	Claysburg Kimmel Pennsylvania School District (FGIC)	3.50	1/15/14	137
145	Claysburg Kimmel Pennsylvania School District (FGIC)	3.60	1/15/15	146
545	Claysburg Kimmel Pennsylvania School District (FGIC)	3.90	1/15/18	550
290	Claysburg Kimmel Pennsylvania School District (FGIC)	4.00	1/15/20	292
45	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	49
270	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	270
885	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	972
1,050	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/11	1,004
1,105	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/12	1,032
1,155	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/13	1,051
1,215	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/14	1,074
200	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project, Prerefunded 4/1/10 @ 100	6.25	4/1/30	211
750	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	819
11,325	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	11,555
8,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)	1.60	6/1/37	3,156
200	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	182
85	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85
250	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	252
250	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	249
280	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	283

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$6,000	Lehigh County Pennsylvania General Purpose Authority Revenues, St. Lukes Hospital Bethlehem (a)	1.85	8/15/42	$2,026
305	McKeesport Pennsylvania Area School District, ETM (FSA)	5.00	4/1/13	320
235	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	255
1,300	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,078
1,800	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,880
90	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College (RADIAN)	4.70	7/1/12	91
190	Pennsylvania Housing Finance Agency, Rental Housing, AMT (a)	5.25	4/1/30	173
50	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	38
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	644
5,545	Pennsylvania State Higher Educational Facilities Authority Revenue, Foundation for Indiana University, Series A (XLCA)(a)	1.41	7/1/17	3,878
800	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	748
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,675
740	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	746
100	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.60	11/15/09	100
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	255
145	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	148
205	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	209
200	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	205
135	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	138
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	973
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	964
500	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	510
375	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	379
1,455	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,472
60	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60
705	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	496
55	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	55
620	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	436
585	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	412
70	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	68
60	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	57
250	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	250
2,500	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,502
800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	754
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	999
1,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,017
840	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	841
730	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	731
35	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35
310	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	309
250	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue (FGIC)	5.13	7/1/16	242
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,150
20	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	21
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100 (General Obligation of University)	5.50	9/15/21	2,208
140	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	140
500	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	501
280	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	277
35	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	35

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$35	York Township Pennsylvania Water & Sewer, ETM	6.00	8/1/13	$38

				76,174

	Puerto Rico — 0.04%
215	University of Puerto Rico Revenues	5.50	6/1/12	215

	Rhode Island — 0.31%
105	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	111
105	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	110
110	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	114
120	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	124
125	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	129
130	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	133
630	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	643
165	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B (BIG)	4.98	11/1/12	135

				1,499

	South Carolina — 1.56%
705	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	763
1,250	Lee County South Carolina School Facilities, Inc., Installment Purpose Revenue, Series 2006 (RADIAN)	6.00	12/1/20	1,263
5,000	Richland County South Carolina School District No. 2, Series A, GO, Callable 2/1/19 @ 100 (SCSDE)	5.00	2/1/21	5,566

				7,592

	South Dakota — 0.11%
450	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	523

	Tennessee — 0.77%
25	Greenville Tennessee Health & Educational Facilities, ETM	8.70	10/1/09	25
250	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	266
1,745	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,435
855	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	916
1,115	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	1,118

				3,760

	Texas — 5.68%
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	963
285	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	302
96	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	97
100	Brazoria County Texas Municipal Utilities District No. 6 (RADIAN)	7.00	9/1/09	102
190	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	203
150	Dallas Texas, GO	5.13	2/15/12	150
165	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A (ACA)	5.25	2/15/10	167
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100 (PSF-GTD)	5.00	2/15/21	5,495
500	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract (RADIAN)	5.25	9/1/10	504
50	Harris County Texas Hospital District Mortgage Revenue (MBIA)	7.40	2/15/10	52
230	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	229
120	Harris County Texas Municipal Utilities District No. 368 (RADIAN)	7.00	9/1/14	126
292	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	311
65	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	68
200	Houston Texas Sewer System Revenue, ETM, Callable 4/1/09 @ 100 (MBIA)	9.38	10/1/13	238
400	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	397
1,730	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,734
2	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	2
15	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	15

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$620	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	$630
525	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	529
805	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	805
845	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	839
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	743
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,784
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,171
20	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	20
500	Texas Water Development Board Revenue, Series B	5.75	7/15/12	517
1,895	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,926
1,970	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,974
585	Waxahachie, Texas (AMBAC)	4.20	8/1/22	568
580	Waxahachie, Texas (AMBAC)	4.25	8/1/23	555
1,240	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,153
200	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue (AMBAC)	4.75	11/15/12	204

				27,573

	Utah — 1.25%
525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	503
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	366
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	2,995
995	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	973
755	Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	663
490	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	488
5	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/VA MTGS)	5.05	7/1/12	5
5	Utah State Housing Finance Agency, Single Family Mortgage (FHA/VA MTGS)	5.50	7/1/16	5
30	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/VA MTGS)	5.40	7/1/20	30
15	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class II, AMT (FHA/VA MTGS)	5.40	7/1/16	15
5	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT (FHA/VA MTGS)	5.20	7/1/11	5
5	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT (FHA/VA MTGS)	5.25	7/1/11	5
5	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT (FHA/VA MTGS)	5.25	7/1/12	5

				6,058

	Virginia — 0.18%
335	Chesterfield County Virginia Industrial Development Authority	5.00	7/1/14	337
165	Chesterfield County Virginia Industrial Development Authority	5.20	7/1/19	166
205	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	206
140	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	159

				868

	Washington — 1.67%
250	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,092
1,755	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,898
1,615	Seattle Washington New Public Housing Authority (U.S. Govt GTD)	4.88	8/1/09	1,637
470	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	484
520	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101 (RADIAN)	5.85	7/1/12	543
1,500	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,506
135	Washington State Housing Revenue, Crista Ministries Project (Direct Pay LOC: U.S. Bank N.A.)	5.10	7/1/10	135
210	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	188
200	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	159
200	Washington State, Series A, GO	5.25	7/1/12	200

				8,092

	West Virginia — 0.67%
125	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	130
80	Kanawha County West Virginia Single Family Mortgage Revenue, ETM (FGIC)	7.40	12/1/10	87
1,410	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,319

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	West Virginia (continued)
$800	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	$728
1,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	990

				3,254

	Wisconsin — 1.06%
975	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	981
920	Wisconsin Housing & Economic Development Authority, Series C (MBIA)	4.60	11/1/11	932
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,036
60	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (Direct Pay LOC: U.S. Bank N.A.)	5.75	2/1/12	60
135	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (Direct Pay LOC: U.S. Bank N.A.)	6.00	2/1/17	135

				5,144

	Total Municipal Bonds			437,053

	Taxable Municipal Bonds — 3.39%
	Georgia — 0.13%
990	Fulton County Georgia Development Authority	5.75	3/1/14	610

	Illinois — 0.99%
5,250	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,819

	Ohio — 1.85%
5,450	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B (b)	5.00	10/15/15	5,469
900	Summit County Ohio Port Authority Revenue (b)	5.40	11/15/10	909
2,915	Summit County Ohio Port Authority, Building Fund Program, Development Revenue (b)	6.25	5/15/26	2,614

				8,992

	Virginia — 0.42%
4,740	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (d)	5.50	9/1/34	2,009

	Total Taxable Municipal Bonds			16,430

	Corporate Bonds — 1.68%
3,939	ASC Equipment (e)	5.13	3/1/08	—
2,515	Kidspeace National Center of Georgia (a)(c)	6.30	12/1/28	2,692
3,475	Landmark Leasing LLC, Series 2004, Class A, Callable 10/1/14 @ 102 (c)	6.20	10/1/22	3,972
1,500	Staunton Hotel LLC (c)	7.75	6/1/29	1,467

	Total Corporate Bonds			8,131

	Mortgage Related — 1.09%
5,178	William Blair & Co. Pass-Through Trust (b)	5.04	9/15/21	5,284

	Total Mortgage Related			5,284

	Time Deposits — 1.78%
8,650	Liquidity Management Control System Time Deposit	0.01	4/1/09	8,650

	Total Time Deposits			8,650

	Total Investments (cost $519,400) — 98.00%			475,548

	Other assets in excess of liabilities — 2.00%			9,717

	Net Assets — 100.00%			$485,265

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2009. The maturity date represents actual maturity date.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 1.93% of the Portfolio’s net assets.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 31, 2009 (Unaudited)

(d)	Issuer restructured the debt to be a zero coupon bond until March 1st, 2010, at which time the bond will convert to a 5.50% coupon. The security has been deemed illiquid by the Specialist Manager and represents 0.41% of the Portfolio.
(e)	Issuer has defaulted on the payment of interest. The security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio.

ACA — American Capital Access

ADFA/ADED — Arkansas Development Finance Authority

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BIG — Business Installations and Equipment Loan Guarantee

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

GTY AGMT — Insured by Guarantor Agreement

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

MGIC — Mortgage Guarantee Insurance Corporation

MTGS — Mortgages

RADIAN — Radian Group, Inc.

SCSDE — Insured by South Carolina School Discount Enhancement

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

UPMC — University of Pittsburgh Medical Center

VA — Veterans Administration

XLCA — XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments – March 31, 2009 (Unaudited)

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2009, the Trust offered twelve separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”) and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Portfolio’s net asset value is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities.

Effective July 1, 2008, the Portfolios adopted Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard established a single authoritative definition of fair value, set out a framework for measuring fair value and required additional disclosures about fair value measurements. One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (continued) – March 31, 2009 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2009 (amounts in thousands):

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs		Total
Portfolio	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Value Portfolio	$374,427	$193	$8,440	$—	$—	$—	$382,867	$193

Institutional Value Portfolio	304,314	126	5,862	—	—	—	310,176	126

Growth Portfolio	680,490	160	10,838	—	—	—	691,328	160

Institutional Growth Portfolio	470,049	149	14,510	—	—	—	484,559	149

Small Cap Portfolio	246,644	—	3,776	—	—	—	250,420	—

Institutional Small Cap Portfolio	152,064	—	6,333	—	—	—	158,397	—

International Portfolio	105,365	—	1,142,560	115	—	—	1,247,925	115

Fixed Income Portfolio	18,662	—	299,573	—	—	—	318,235	—

Fixed Income II Portfolio	—	970	240,410	(59)	—	—	240,410	911

Fixed Opportunity Portfolio	—	—	185,443	—	—	—	185,443	—

Short-Term Municipal Portfolio	2,372	—	29,414	—	—	—	31,786	—

Intermediate Municipal Portfolio	—	—	475,548	—	—	—	475,548	—

*	Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

B. Securities Transactions. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

C. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. government securities.

D. TBA Purchase Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

E. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts and financial futures contracts.

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (continued) – March 31, 2009 (Unaudited)

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward currency contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at March 31, 2009, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Written Options Contracts — Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

Recently Issued Accounting Pronouncements — In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 is effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. The Portfolios were not impacted by the adoption of these standards.

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (concluded) – March 31, 2009 (Unaudited)

3. FEDERAL INCOME TAXES. As of March 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
Value Portfolio	$516,069	$10,919	$(144,121)	$(133,202)

Institutional Value Portfolio	424,492	5,269	(119,585)	(114,316)

Growth Portfolio	810,647	22	(119,341)	(119,319)

Institutional Growth Portfolio	656,763	3,140	(175,343)	(172,203)

Small Cap Portfolio	335,751	19,399	(104,730)	(85,331)

Institutional Small Cap Portfolio	228,840	4,163	(74,606)	(70,443)

International Portfolio	1,616,311	50,084	(418,470)	(368,386)

Fixed Income Portfolio	353,696	5,651	(41,112)	(35,461)

Fixed Income II Portfolio	261,383	8,530	(29,506)	(20,976)

Fixed Opportunity Portfolio	202,134	2,983	(19,673)	(16,690)

Short-Term Municipal Portfolio	30,909	877	—	877

Intermediate Municipal Portfolio	518,752	5,692	(48,896)	(43,204)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hirtle Callaghan Trust

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date May 27, 2009

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer
Date May 26, 2009